As filed with the Securities and Exchange	Registration No. 333-57218
Commission on April 12, 2011	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 17	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor's Principal Executive Offices)
Depositor's Telephone Number, including Area Code: (610) 425-3400

Nicholas Morinigo, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3447

(Name and Address of Agent for Service of Process)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]		immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on April 29, 2011 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PART A

ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING SMARTDESIGN VARIABLE ANNUITY

April 29, 2011

The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us,” “our”). It is
issued to you, the contract holder, as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of
1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans. We do not currently offer this contract for sale to new purchasers. The contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

Why Reading this Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully.

Premium Bonus Option. We will credit a premium bonus to your account for each purchase payment you make during the first account year if you elect the premium bonus option. There is an additional charge for this option during the first seven account years. Therefore, the fees you will pay if you elect the premium bonus option will be greater than the fees you will pay if you do not elect the premium bonus option. The premium bonus option may not be right for you if you expect to make additional purchase payments after the first account year or if you anticipate that you will need to make withdrawals during the first seven account years. In these circumstances the amount of the premium bonus option charge may be more than the amount of the premium bonus we credit to your account.
See “Premium Bonus Option — Suitability.” The premium bonus option may not be available in all states.

Investment Options. The contract offers variable investment options and a fixed interest option. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate
Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

The Funds. Information about the funds in which the subaccounts invest is located in Appendix III — Description of Underlying Funds and in each fund prospectus. A prospectus containing more information on each Underlying
Fund may be obtained by calling our Customer Service Center at 800-366-0066. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Getting Additional Information. You may obtain free of charge the April 29, 2011, Statement of Additional
Information (“SAI”) about the separate account by indicating your request on your application or calling us at
1-800-366-0066. You may also obtain free of charge the most recent annual and/or quarterly report of ING USA
Annuity and Life Insurance Company by calling us at 1-800-366-0066. You may also obtain an SAI for any of the funds by calling that number. The Securities and Exchange Commission (“SEC”) also makes available to the public reports and information about the separate account and the funds. Certain reports and information, including this prospectus and SAI, are available on the EDGAR Database on the SEC web site, www.sec.gov, or at the SEC Public
Reference Room in Washington, D.C. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act

SD Variable Annuity - 57218

of 1933. This number is 333-57218. You may call 1-202-551-8090 or 1-800-SEC-0330 to get information about the operations of the Public Reference Room. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, Washington, D.C. 20549-0102. The SAI table of contents is listed in this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Fixed Interest Options.

·	ING USA Guaranteed Account (the Guaranteed Account)
·	Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate
Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

The contract is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured by the FDIC. The contract is subject to investment risk, including the possible loss of the principal amount of your investment.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other
Topics – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios currently available under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	ING Large Cap Growth Portfolio (Class S)
ING American Funds Asset Allocation Portfolio	ING Large Cap Value Portfolio (Class S)
ING American Funds Bond Portfolio	ING Liquid Assets Portfolio (Class S)
ING American Funds Global Growth and Income Portfolio	ING Marsico Growth Portfolio (Class S)
ING American Funds Growth Portfolio	ING MFS Total Return Portfolio (Class S)
ING American Funds International Growth and Income Portfolio	ING MFS Utilities Portfolio (Class S)
ING American Funds International Portfolio	ING MidCap Opportunities Portfolio (Class S)
ING American Funds World Allocation Portfolio (Class S)	ING Morgan Stanley Global Franchise Portfolio (Class S)
ING Artio Foreign Portfolio (Class S)	ING Oppenheimer Active Allocation Portfolio (Class S)
ING Baron Small Cap Growth Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class S)
ING BlackRock Health Sciences Opportunities Portfolio (Class S)	ING PIMCO High Yield Portfolio ( Class S)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING PIMCO Total Return Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Pioneer Fund Portfolio (Class S)
ING BlackRock Science and Technology Opportunities Portfolio	ING Pioneer Mid Cap Value Portfolio (Class S)
(Class S)	ING Retirement Conservative Portfolio (Class ADV)
ING Davis New York Venture Portfolio (Class S)	ING Retirement Growth Portfolio (Class ADV)
ING DFA World Equity Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (Class ADV)
ING EURO STOXX 50® Index Portfolio (Class ADV)	ING Retirement Moderate Portfolio (Class ADV)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING FTSE 100 Index® Portfolio (Class ADV)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING Global Resources Portfolio (Class ADV)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Growth and Income Portfolio (Class ADV)	ING Small Company Portfolio (Class S)
ING Hang Seng Index Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)
ING Intermediate Bond Portfolio (Class S)	ING Templeton Global Growth Portfolio (Class S)
ING International Index Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Invesco Van Kampen Comstock Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Invesco Van Kampen Equity and Income Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING Invesco Van Kampen Growth and Income Portfolio	ING T. Rowe Price International Stock Portfolio (Class S)
(Class S)	ING U. S. Bond Index Portfolio (Class S)
ING Japan TOPIX Index® Portfolio (Class ADV)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
ING JPMorgan Mid Cap Value Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)

SD Variable Annuity - 57218

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix IV for all subaccounts and valuation information. Appendix III highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

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CONTRACT OVERVIEW
The following is intended as a summary. Please read each section of this prospectus for additional detail.
Questions:
Contacting the Company. To answer your questions, contact your sales representative or write or call our
Customer Service Center at:

P.O. Box 9271 Des Moines, IA 50306-9271 1-800-366-0066

Sending Forms and Written Requests in Good Order. If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact us or your sales representative to learn what information is required for the request to be in “good order.” We can only act upon requests that are received in good order.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

Sending Additional Purchase Payments. Use the following address when sending additional purchase payments.

If using the U.S. Postal Service:	If using express mail:
ING USA Annuity and Life	ING USA Annuity and Life
Insurance Company	Insurance Company
Attn: Customer Service Department	Attn: Customer Service Department
P.O. Box 9271	909 Locust Street
Des Moines, IA 50306-9271	Des Moines, IA 50309-2899

Contract Design:

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that offers a variety of investment options to help meet long-term financial goals.
The term “contract” in this prospectus refers to individual contracts and to certificates issued under group contracts.

Contract Facts:

Option Packages. There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See “Purchase and Rights” for age maximums on the calculation of death benefits. The differences are summarized as follows:

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	Option Package I		Option Package II			Option Package III

Mortality and Expense
Risk Charge[1]:	0.80%		1.10%			1.25%
Death Benefit[2] on Death	The greater of:		The greatest of:		The greatest of:
of the Annuitant[3]:	(1) The sum of all purchase		(1) The sum of all purchase		(1)	The sum of all purchase
	payments, adjusted for		payments, adjusted for			payments, adjusted for
	amounts withdrawn or		amounts withdrawn or			amounts withdrawn or
	applied to an income		applied to an income			applied to an income
	phase payment option as		phase payment option as			phase payment option as
	of the claim date; or		of the claim date; or			of the claim date; or
	(2) The account value on the		(2) The account value on the		(2)	The account value on the
	claim date.		claim date; or			claim date; or
			(3) The “step-up value” on the		(3)	The “step-up value” on
			claim date.			the claim date; or
					(4)	The “roll-up value” on the
claim date.
Minimum Initial	Non-		Non-		Non-
Purchase Payment[4]:	Qualified:	Qualified:	Qualified:	Qualified:	Qualified:		Qualified:
	$15,000	$1,500	$5,000	$1,500		$5,000	$1,500
Free Withdrawals[5]:	10% of your account value		10% of your account value		10% of your account value
	each account year, non-		each account year, non-		each account year, cumulative
	cumulative.		cumulative.		to a maximum 30%.
Nursing Home Waiver
— Waiver of Early	Not
Withdrawal Charge:	Available		Available			Available

1 See “Fee Table” and “Fees.”
2 See “Death Benefit.” If a death benefit is payable based on account value, step-up value or roll-up value, the death benefit will not include any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option—Forfeiture.”
3 When a contract holder who is not the annuitant dies, the amount of the death benefit is not the same as shown above under each option package. See “Death Benefit.” Therefore, contract holders who are not also the annuitant should seriously consider whether Option Packages II and III are suitable for their circumstances.
4 See “Purchase and Rights.”
5 See “Fees.”

Premium Bonus Option. At the time of application you may elect the premium bonus option. Once elected it may not be revoked. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. See
“Premium Bonus Option.”

In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts. This charge will also be deducted from amounts allocated to the Guaranteed Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option.
See “Fee Table” and “Fees.”

In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

·	If you exercise your free look privilege and cancel your contract. See “Premium Bonus Option—
Forfeiture” and “Right to Cancel.”

·	If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Premium
Bonus Option—Forfeiture” and “Death Benefit—Premium Bonus.”

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·	Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. See “Premium Bonus Option—Forfeiture” and
“Withdrawals.”

If you expect to make purchase payments to your contract after the first account year, the premium bonus option may not be right for you. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. See “Premium Bonus Option—
Suitability.” Your sales representative can help you decide if the premium bonus option is right for you.

Transferability. You may transfer from one option package to another.

·	Transfers must occur on an account anniversary.
·	A written request for the transfer must be received by us within 60 days of an account anniversary.
·	Certain minimum account values must be met.

See “Transfers Between Option Packages.”

Free Look/Right to Cancel. You may cancel your contract within ten days (some states allow you more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. The amount of the death benefit will depend upon the option package selected. See “Death Benefit.” Any death benefit during the income phase will depend upon the income phase payment option selected. See “The
Income Phase.”

Withdrawals. During the accumulation phase you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See “Withdrawals.” Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees and Expenses. Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See “Fee Table” and “Fees.”

Taxation. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs ) also defer payment of taxes on earnings until they are withdrawn. If you are considering funding a tax-qualified retirement arrangement with an annuity contract, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.

Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See
“Federal Tax Considerations.”

Use of an Annuity Contract in an IRA or other Qualified Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of an Individual
Retirement Account or other qualified retirement account, an annuity contract is not necessary to obtain this favorable tax treatment. However, annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your sales representative taking into account the additional fees and expenses you may incur in an annuity. See “Purchase and Rights.”

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CONTRACT PHASES

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment. If you elected the premium bonus option we will also credit your account with a premium bonus.

STEP 2: You direct us to invest your purchase payment and the premium bonus, if applicable, in one or more of the following investment options:

·	Fixed Interest Options; or

·	Variable Investment Options. (The variable investment options are the subaccounts of Separate Account B.
Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

·	Receive income phase payments for a specified period of time or for life;
·	Receive income phase payments monthly, quarterly, semi-annually or annually;
·	Select an income phase payment option that provides for payments to your beneficiary; or
·	Select income phase payments that are fixed or vary depending upon the performance of the variable investment options you select.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted. See “The Income Phase” for the different fees that may apply after you begin receiving payments under the contract.

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Maximum Transaction Fees

Early Withdrawal Charge
(As a percentage of payments withdrawn.)

Years from Receipt
of Purchase Payment	Early Withdrawal Charge

Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Annual Maintenance Fee	$30.00[1]
Transfer Charge	$10.00[2]
Overnight Charge	$20.00[3]

1 The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See
“Fees – Transaction Fees – Annual Maintenance Fee.”

2 We currently do not impose this charge. We reserve the right, however, during the accumulation phase to charge $10 for each transfer after the first 12 transfers in each account year. See “Fees – Transaction Fees – Transfers” for additional information.

3 You may choose to have this charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

If You Do Not Elect the Premium Bonus Option

All Account
Years
Option Package I
Mortality and Expense Risk Charge	0.80%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Expenses	1.40%

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If You Elect the Premium Bonus Option

	Account Years	After the 7th
	1–7	Account Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.45%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.75%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
Total Separate Account Expenses	1.90%	1.40%

If You Elect the Premium Bonus Option and Invest in the GET Fund*

		After the 7th
	Account Years	Account
	1–7	Year
Option Package I
Mortality and Expense Risk Charge	0.80%	0.80%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	1.95%	0.95%
Option Package II
Mortality and Expense Risk Charge	1.10%	1.10%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.25%	1.25%
Option Package III
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Expense Charge	0.15%	0.15%
Premium Bonus Option Charge	0.50%	0.00%
GET Fund Guarantee Charge	0.50%	0.00%
Total Separate Account Expenses	2.40%	1.40%

* The GET Fund guarantee charge applies during each five-year guarantee period to amounts invested in the GET Fund investment option only. See “Investment Options — Variable Investment Options” for
additional information. Effective June 21, 2007, no new series of the GET Fund are available.

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Fees Deducted by the Funds:

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets,
including management fees, distribution and/or service	0.52%	1.59%
(12b-1) fees[1] , and other expenses):

1 The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.
These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See “Fees – Fund Expenses” for additional information.

Examples:

These examples are intended to help you compare the costs of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Trust or Fund fees and expenses. The examples assume that you invest $10,000, in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contracts and of any of the Trusts or Funds.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the example below.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1) If you surrender your contract at the end of the applicable time period: *
	1 year	3 years	5 years	10 years
	$1,052	$1,573	$2,115	$3,604
	2) If you annuitize at the end of the applicable time period: **
	1 year	3 years	5 years	10 years
	$352	$1,073	$1,815	$3,604
	3) If you do not surrender your contract:
	1 year	3 years	5 years	10 years
	$352	$1,073	$1,815	$3,604
*	This example reflects deduction of an early withdrawal charge using the early withdrawal
	charge schedule that applies to all contracts, including Roth IRA contracts issued after
	September 19, 2000.
**	This example does not apply during the income phase if you selected a nonlifetime income
	phase payment option with variable payments and take a lump-sum withdrawal after
	payments start. In this case the lump-sum payment is treated as a withdrawal during the
	accumulation phase and may be subject to an early withdrawal charge (refer to Example 1).

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Fund Fee Information

The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.
Please see “Fees – Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Fees – Fund Expenses” for more information.

Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV of this prospectus we provide condensed financial information about Separate Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract for the lowest and highest combination of asset-based charges.
Complete information is available in the Statement of Additional Information.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for ING USA Annuity and Life Insurance Company are included in the Statement of Additional
Information.

PURCHASE AND RIGHTS

How to Purchase
Please note that this contract is no longer available to purchase.

·	Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial purchase payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

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·	Group Contracts. In most states we have distributors, usually broker-dealers or banks, who hold the contract as a group contract (see “Other Topics – Contract Distribution”). You may purchase an interest
(or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with your initial purchase payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

·	Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to “contract holder” in this prospectus mean both contract holders under joint contracts. Tax law prohibits the purchase of qualified contracts by joint contract holders.

Factors to Consider in the Purchase Decision. You should discuss you decision to purchase a contract with your sales representative. You should understand the investment options it provides, its other features, the risks and potential benefits it includes, and the fees and expenses you will incur. You should take note of the following issues, among others:

1.	Long-Term Investment – This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. Early withdrawals may cause you to incur surrender charges and/or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not buy this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.	Investment Risk – The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not buy this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.	Features and Fees – The fees for this contract reflect costs associated with the features and benefits it provides.
In some cases, you have the option to elect certain benefits that carry additional charges. As you consider this contract, you should determine the value that these various benefits and features have for you, taking into account the charges for those features.

4.	Exchanges – If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully. You should consider whether any additional benefits under this contract justify any increased charges that might apply. Also, be sure to talk to your sales representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Maximum Issue Age. The maximum issue age for you and the annuitant (if you are not the annuitant) on the date you apply for your account is 80. Please note that there are age maximums on the calculation of the step-up value and roll-up value death benefits under Option Packages II and III. Therefore, if you are age 75 or over, you may want to consider whether choosing one of these options is in your best interest. See “Death Benefit” for a description of the calculation of death benefits above certain ages. The contract may not be available to all issue ages through all broker-dealers.

Your Rights Under the Contract

·	Individual Contracts. You have all contract rights.

·	Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the contract. You have all other rights to your account under the contract.

·	Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account.
All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the “Death Benefit” section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

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Purchase Payment Methods. The following purchase payment methods are allowed:

  One lump sum;
  Periodic payments; or
  Transfer or rollover from a pre-existing retirement plan or account.

We reserve the right to reject any purchase payments to a prospective or existing account without advance notice. If you are considering making periodic payments beyond the first contract year, the premium bonus option may not be right for you. See “Premium Bonus Option – Suitability.”

Purchase Payment Amounts.
The minimum initial purchase payment depends upon the option package you select when you purchase the contract and must be met without consideration of any premium bonus.

	Option		Option		Option
	Package I		Package II		Package III
Minimum Initial
Purchase Payment	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*	Non-Qualified:	Qualified:*
	$15,000	$1,500	$5,000	$1,500	$5,000	$1,500

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income.
Additional purchase payments must be at least $50 (we may change this amount from time to time). A purchase payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Purchase Payment Amounts. In certain circumstances we may reduce the minimum initial or additional purchase payment amount we will accept under a contract. Whether such a reduction is available will be based on consideration of each of the following factors:

  The size and type of the prospective group, if any, to which the reduction would apply;
  The method and frequency of purchase payments to be made under the contract; and
  The amount of compensation to be paid to distributors and their registered representative on each purchase payment.

Any reduction of the minimum initial or additional purchase payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the purchase payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

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Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options you may find it helpful to review the
“Investment Options” section.

Other Contracts. We and our affiliates offer various other products with different features and terms than the contracts, and that may offer some or all of the same subaccounts. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that these are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service
Center or your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel your contract within ten days of receipt (some states allow you more than ten days) by returning it to our Customer Service Center along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal your account value. This means that you will bear the entire investment risk for amounts allocated among the subaccounts, including applicable fund and contract fees and charges. Consequently, the amount refunded could be less than the amount you paid into the contract. Any premium bonus credited to your account will also be forfeited and your refund will reflect any earnings or losses attributable to the premium bonus. If your state requires or if you purchased an IRA, we will refund all purchase payments made.

If the purchase payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

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PREMIUM BONUS OPTION

Election. At the time of application you may elect the premium bonus option. Once elected it may not be revoked.
The premium bonus option may not be available under all contracts.

Premium Bonus Amount. If you elect this option we will credit your account with a 4% premium bonus for each purchase payment you make during the first account year. The premium bonus will be included in your account value and allocated among the investment options you have selected in the same proportion as the purchase payment. The amount of the premium bonus we credit to an account may be reduced if the premium bonus option charge is reduced or eliminated.

Premium Bonus Option Charge. In exchange for the premium bonus, during the first seven account years you will pay an annual premium bonus option charge equal to 0.50% of your account value allocated to the subaccounts.
This charge will also be deducted from amounts allocated to the fixed interest options, resulting in a 0.50%
reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. Under certain contracts, the premium bonus option charge may be reduced or eliminated. See “Fees – Reduction or Elimination of Certain Fees.”

After the seventh account year you will no longer pay the premium bonus option charge. We will administer the elimination of this charge by decreasing the number of accumulation units and increasing the accumulation unit values of the subaccounts in which you are then invested. The elimination of this charge and the adjustment of the number of accumulation units and accumulation unit values will not affect your account value. See “Your Account
Value.”

Forfeiture. In each of the following circumstances all or part of a premium bonus credited to your account will be forfeited:

·	If you exercise your free look privilege and cancel your contract. See “Right to Cancel.”

·	If a death benefit is payable based on account value, step-up value or roll-up value, but only the amount of any premium bonus credited to the account after or within 12 months of the date of death. See “Death
Benefit – Premium Bonus.”

·	Unless prohibited by state law, if all or part of a purchase payment for which a premium bonus was credited is withdrawn during the first seven account years. The amount of the premium bonus forfeited will be in the same percentage as the amount withdrawn subject to an early withdrawal charge is to the total purchase payments made during the first account year. See “Withdrawals.”

The following hypothetical example illustrates how the forfeiture of premium bonus is calculated when you withdraw all or part of a purchase payment for which a premium bonus was credited during the first seven account years.

	Purchase	Premium	Account	Withdrawal
Date	Payment	Bonus	Value	Amount	Explanation
May 2, 2007	$100,000	$4,000	$104,000	—	You make a $100,000 initial purchase
					payment and we credit your account with
					a 4% ($4,000) premium bonus. Your
					beginning account value equals $104,000.

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May 2, 2010	—	—	$120,000	$30,000	Assume that your account value grows to
$120,000 over the next three years and
you request a $30,000 withdrawal.
$18,000 of that $30,000 will be subject to
an early withdrawal charge ($30,000
minus $12,000 (the 10% free withdrawal
amount, see “Fees – Free Withdrawals”))
and you would pay a $1,080 early
withdrawal charge (6% of $18,000).
Additionally, because $18,000 is 18% of
the $100,000 purchase payment made in
the first account year, 18% of your $4,000
premium bonus, or $720, would be
forfeited.*

* This example assumes that either Option Package I or II has been in effect since you purchased the contract. If
Option Package III has been in effect since inception, none of the withdrawal would be subject to an early withdrawal charge because the 30% cumulative free withdrawal amount ($36,000) would be greater than the amount of the withdrawal. See “Fees – Free Withdrawals.” Therefore, the withdrawal would not result in forfeiture of any of the premium bonus.

Suitability. If you expect to make purchase payments to your account after the first account year, the premium bonus option may not be right for you. Your account will not be credited with a premium bonus for purchase payments made after the first account year yet we will assess the premium bonus option charge against your account value which is increased by these additional purchase payments. Consequently, the amount of the premium bonus option charge you would pay over time may be more than the amount of the premium bonus we credited to your account. Also, if you anticipate that you will need to make withdrawals from your account during the first seven account years, you may not want to elect the premium bonus option. When you make such a withdrawal you may forfeit part of your premium bonus, and the amount of the premium bonus option charge you have paid may be more than the amount of the premium bonus not forfeited. Likewise, if you make a withdrawal during the first seven account years and the market is down, the amount of the bonus forfeited may be greater than the then current market value of the premium bonus. Your sales representative can help you decide if the premium bonus option is right for you.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Separate
Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (Fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the funds prospectuses for this and additional information.
Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal
Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained, free of charge, from our
Customer Service Center at the address and phone number listed in “Contract Overview—Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds are designated as “Master-Feeder” or “Retirement Funds.” Funds offered in a Master Feeder structure
(such as the American Funds) or fund of funds structure (such as Retirement Funds) may have higher fees and

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expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

ING GET U.S. Core Portfolio (formerly known as, and referred to herein as, “GET Fund”). A GET Fund series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the GET Fund series as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET
Fund investment on the maturity date is no less than its value as of the last day of the offering period.

If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable. The GET Fund subaccount is not available for the dollar cost averaging program or the account rebalancing program.

Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your
GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET
Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the GET Fund investment option, including charges and expenses.

Fixed Interest Options. If available in your state, the ING USA Guaranteed Account (the “Guaranteed Account”)
offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the
Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options, see Appendices I and II and the Guaranteed Account prospectus. To obtain a copy of the Guaranteed Account prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa
50306-9271, call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

Selecting Investment Options

·	Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

·	Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

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·	Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add funds, or withdraw or substitute funds available when you purchased your contract, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges, investment objectives or policies than the fund it replaced.

Limits on How Many Investment Options You May Select. Although there is currently no limit, we reserve the right to limit the number of investment options you may select at any one time or during the life of the contract. For purposes of determining any limit, each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, will be considered an investment option.

Additional Risks of Investing in the Funds (Mixed and Shared Funding). “Shared funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are also bought by other insurance companies for their variable insurance contracts.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for the contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

  Shared—bought by more than one company
  Mixed—bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS (EXCESSIVE TRADING POLICY)

You may transfer amounts among the available subaccounts. During the accumulation phase we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. During the income phase we allow you four free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed
Account from any of the other investment options are not allowed. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by fax or telephone or, when available, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and

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  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

·	Meets or exceeds our current definition of Excessive Trading, as defined below; or
·	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

·	More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
·	Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

·	Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
·	Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
·	Purchases and sales of fund shares in the amount of $5,000 or less;
·	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
·	Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that

SD Variable Annuity – 57218

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violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading
Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could

SD Variable Annuity – 57218

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include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Customer
Service Center or, if you are participating in the dollar cost averaging or account rebalancing programs, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures.
These include recording calls on our toll-free telephone lines and requiring use of a personal identification number
(“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential.
Please be advised that the risk of a fraudulent transaction is increased with telephone or electronic transaction (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed
Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to a money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. For additional information about this program, contact your sales representative or call us at the number listed in “Contract Overview – Questions: Contacting the Company.” In
certain states, purchase payments allocated to the Fixed Account may require participation in the dollar cost averaging program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each account year. Account rebalancing is subject to any fund purchase restrictions, however. You may participate in this program by completing the account rebalancing section of your application or by contacting us at the address and/or number listed in “Contract Overview – Questions: Contacting the Company.”

TRANSFERS BETWEEN OPTION PACKAGES
You may transfer from one option package to another.

  Transfers must occur on an account anniversary.
  A written request for the transfer must be received by us within 60 days of an account anniversary.

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  The following minimum account values need to be met on the date of transfer:

	Transfers to		Transfers to
	Option Package I		Option Packages II or III

Minimum
Account	Non-Qualified:	Qualified: $1,500	Non-Qualified:	Qualified: $1,500
Value	$15,000		$5,000

  You will receive a new contract schedule page upon transfer.
  Only one option package may be in effect at any time.

Transfers to	Transfers to	Transfers to
Option Package I	Option Package II	Option Package III
Death Benefit[1] :	Death Benefit[1] :	Death Benefit[1] :
The sum of all purchase payments	· The sum of all purchase payments	· The sum of all purchase
made, adjusted for amounts	made, adjusted for amounts	payments made, adjusted for
withdrawn or applied to an income	withdrawn or applied to an income	amounts withdrawn or applied
phase payment option as of the claim	phase payment option as of the	to an income phase payment
date, will continue to be calculated	claim date, will continue to be	option as of the claim date, will
from the account effective date.	calculated from the account	continue to be calculated from
· The “step-up value” under Option	effective date.	the account effective date.
Packages II and III will terminate	· If transferring from Option Package	· If transferring from Option
on the new schedule effective date.	I, the “step-up value” will be	Package I, the “step-up value”
· The “roll-up value” under Option	calculated beginning on the new	will be calculated beginning on
Package III will terminate on the	schedule effective date.	the new schedule effective date.
new schedule effective date.	· If transferring from Option Package	· If transferring from Option
	III, the “step-up value” will continue	Package II, the “step-up value”
	to be calculated from the date	will continue to be calculated
	calculated under Option Package III.	from the date calculated under
	· The “roll-up value” under Option	Option Package II.
	Package III will terminate on the	· The “roll-up value” will be
	new schedule effective date.	calculated beginning on the new
schedule effective date.
Nursing Home Waiver[2] :	Nursing Home Waiver[2] :	Nursing Home Waiver[2] :
· The availability of the waiver of the	· If transferring from Option Package	· If transferring from Option
early withdrawal charge under the	I, the waiting period under the	Package I, the waiting period
Nursing Home Waiver will	Nursing Home Waiver will begin to	under the Nursing Home
terminate on the new schedule	be measured from the new schedule	Waiver will begin to be
effective date.	effective date.	measured from the new
	· If transferring from Option Package	schedule effective date.
	III, the waiting period will have	· If transferring from Option
	been satisfied on the new schedule	Package II, the waiting period
	effective date.	will have been satisfied on the
new schedule effective date.
Free Withdrawals[3] :	Free Withdrawals[3] :	Free Withdrawals[3] :
· If transferring from Option Package	· If transferring from Option Package	· The cumulative to 30%
III, any available free withdrawal	III, any available free withdrawal	available free withdrawal
amount in excess of 10% will be	amount in excess of 10% will be lost	amount will begin to be
lost as of the new schedule	as of the new schedule effective	calculated as of the new
effective date.	date.	schedule effective date.
[1] See “Death Benefit.”
[2] See “Fees—Nursing Home Waiver.”
[3] See “Fees—Free Withdrawals.”

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FEES

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge
Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. A percentage of the purchase payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules
(As a percentage of payments withdrawn.)

Years from Receipt of	Early
Purchase Payment	Withdrawal Charge
Less than 2	7%
2 or more but less than 4	6%
4 or more but less than 5	5%
5 or more but less than 6	4%
6 or more but less than 7	3%
7 or more	0%

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

First In, First Out. The early withdrawal charge is calculated separately for each purchase payment withdrawn.
For purposes of calculating your early withdrawal charge, we consider that your first purchase payment to the account (first in) is the first you withdraw (first out).

Examples: Where the early withdrawal charge is based on the number of years since the purchase payment was received, if your initial purchase payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that purchase payment withdrawn.

In each case the next time you make a withdrawal we will assess the early withdrawal charge, if any, against the portion of the first purchase payment you did not withdraw and/or subsequent purchase payments to your account in the order they were received.

Earnings may be withdrawn after all purchase payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10%
or less of your account value on the later of the date we established your account or the most recent anniversary of that date. Under Option Package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

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Waiver. The early withdrawal charge is waived for purchase payments withdrawn if the withdrawal is:

·	Used to provide income phase payments to you;

·	Paid due to the annuitant’s death during the accumulation phase in an amount up to the sum of purchase payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment option and deductions made prior to the annuitant’s death;

·	Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months;

·	Taken because of the election of a systematic distribution option (see “Systematic Distribution Options”);

·	Applied as a rollover to certain Roth IRAs issued by us or an affiliate;

·	If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by us (including required minimum distributions using the ECO systematic distribution option (see “Systematic Distribution Options”); or

·	Paid upon termination of your account by us (see “Other Topics — Involuntary Terminations”).

Nursing Home Waiver. Under Option Packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

·	More than one account year has elapsed since the schedule effective date;

·	The withdrawal is requested within three years of the annuitant’s admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included); and

·	The annuitant has spent at least 45 consecutive days in such nursing care facility.

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two-week period immediately preceding or following the schedule effective date. It will also not apply to contracts where prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses us for our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date this fee is to be deducted.

SD Variable Annuity – 57218

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Transfer Charge

Amount. During the accumulation phase we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Overnight Fee.

You may elect to have a $20 overnight charge deducted from the amount of a withdrawal you would like sent to you by overnight delivery service.

Redemption Fees

If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.80%	1.10%	1.25%

During the income phase this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts.
See “The Income Phase- Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contract.

·	The mortality risks are those risks associated with our promise to provide a death benefit and make lifetime income phase payments based on annuity rates specified in the contract.

·	The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. During the accumulation phase the amount of this charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

Option Package I	Option Package II	Option Package III
0.15%	0.15%	0.15%

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There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select.
We do not deduct this charge from the fixed interest options. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses.

Premium Bonus Option Charge.

Maximum Amount. 0.50%, but only if you elect the premium bonus option.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We may also deduct this charge from amounts allocated to the fixed interest options. This charge is deducted for the first seven account years during the accumulation phase and, if applicable, the income phase. See “Premium Bonus Option —
Premium Bonus Option Charge.”

Purpose. This charge compensates us for the cost associated with crediting the premium bonus to your account on purchase payments made during the first account year.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available.

Maximum Amount. 0.50%, but only if you elect to invest in the GET Fund investment option.

When/How. We deduct this charge daily during the guarantee period from amounts allocated to the GET Fund investment option.

Purpose. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET
Fund subaccount. See “Investment Options-Variable Investment Options.”

REDUCTION OR ELIMINATION OF CERTAIN FEES

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, annual maintenance fee, mortality and expense risk charge, administrative expense charge or premium bonus option charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

·	The size and type of group to whom the contract is issued;
·	The amount of expected purchase payments;
·	A prior or existing relationship with the Company, such as being an employee or former employee of the
Company or one of our affiliates, receiving distributions or making transfers from other contracts issued by us or one of our affiliates or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates;
·	The type and frequency of administrative and sales services provided; or
·	The level of annual maintenance fee and early withdrawal charges.

In the case of an exchange of another contract issued by us or one of our affiliates where the early withdrawal charge has been waived, the early withdrawal charge for certain contracts offered by this prospectus may be determined based on the dates purchase payments were received in the prior contract.

SD Variable Annuity – 57218

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The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.

FUND EXPENSES

As shown in the fund prospectuses and described in the “Fund Fee Information” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

·	A share of the management fee ;
·	Service fees ;
·	For certain share classes, compensation paid from 12b-1 fees ; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by
unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization.
The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

SD Variable Annuity – 57218

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Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenues received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

·	Service fees;

·	For certain share classes, compensation paid from 12b-1 fees ; and

·	Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2010, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2010, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.
See “Other Contract Provisions – Selling the Contract.”

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase

SD Variable Annuity – 57218

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payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See
“Federal Tax Considerations.”

YOUR ACCOUNT VALUE
During the accumulation phase your account value at any given time equals:
·	The current dollar value of amounts invested in the subaccounts; plus
·	The current dollar values of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in
“accumulation units” of the Separate Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge, the premium bonus option charge (if any) and, for amounts allocated to the ING GET U.S. Core
Portfolio subaccount only, the GET Fund guarantee charge. We discuss these deductions in more detail in “Fee
Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

·	The net assets of the fund held by the subaccount as of the current valuation; minus
·	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
·	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
·	The total value of the subaccount’s units at the preceding valuation; minus
·	A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any,

SD Variable Annuity – 57218

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and any other fees deducted from investments in the separate account, such as the premium bonus option charge and guarantee charges for the GET fund. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a qualified contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that you did not elect the premium bonus option and on the day we receive the purchase payment the applicable AUV’s after the next close of business of the New York Stock Exchange are $10 for Subaccount A and $20 for Subaccount B. Your
account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5000.

Step 2:

A.	You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of
Subaccount A ($3,000 divided by the current $10 AUV).

B.	You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of
Subaccount B ($2,000 divided by the current $20 AUV).

Step 3: The separate account purchases shares of the applicable funds at the then current market value (net asset value or NAV).

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The AUV will vary day to day.

WITHDRAWALS

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making A Withdrawal

· Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge, annual maintenance fee and forfeited premium bonus.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account.
However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, any positive or negative market value adjustment for amounts withdrawn from the
Guaranteed Account and any forfeited premium bonus. See Appendices I and II and the Guaranteed
Account prospectus for more information about withdrawals from the Guaranteed Account and the
Fixed Account.

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·	Select investment options. If you do not specify this, we will withdraw dollars from each investment option in which you have account value in the same proportion as that value bears to your total account value.

·	Properly complete a disbursement form and deliver it to our Customer Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Customer Service Center.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form in good order.

Reinstating a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinstate all or a portion of your withdrawal. We must receive any reinstated amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinstatement election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinstated based on the subaccount values next computed following our receipt of your request and the amount to be reinstated. We will credit the amount reinstated proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinstated any annual maintenance fee which fell due after the withdrawal and before the reinstatement. We will reinstate in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the
ING GET U.S. Core Portfolio and then elect to reinstate them, we will reallocate your GET amounts among other investment options in which you invested on a pro-rata basis. Previously, we would have reinstated them in a GET
Fund series that was then accepting deposits. However, since June 21, 2007, no new series of the GET Fund are available. The reinstatement privilege may be used only once. Special rules apply to reinstatement of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments or any premium bonus forfeited that we deducted at the time of your withdrawal or refund any taxes that were withheld. Seek competent advice regarding the tax consequences associated with reinstatement.

SYSTEMATIC DISTRIBUTION OPTIONS

Systematic distribution options may be exercised at any time during the accumulation phase.

Features of a Systematic Distribution Option
A systematic distribution option allows you to receive regular payments from your contract without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

The following systematic distribution options may be available:

·	SWO—Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account.

·	ECO—Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under
ECO we calculate the minimum distribution amount required by law, generally at age 70½, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

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·	LEO—Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Federal Tax Considerations.”

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview—Questions: Contacting the Company.”

Systematic Distribution Option Availability. Withdrawals under a systematic distribution option are limited to your free withdrawal amount. See “Fees – Early Withdrawal Charge – Free Withdrawals.” If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or our Customer Service Center at the number listed in “Contract Overview—Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Customer Service Center. ECO, once revoked, may not, unless allowed under the
Tax Code, be elected again.

Charges and Taxation. When you elect a systematic distribution option your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections.
Taking a withdrawal under a systematic distribution option, or later revoking the option, may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

DEATH BENEFIT

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Terms to Understand: Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant(s): The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary’s right to receive the death benefit are received in good order at our Customer Service Center. Please contact our Customer Service Center to learn what information is required for a request for payment of the death benefit to be in good order.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. The initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

During the Accumulation Phase

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

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Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or us as indicated in “Contract Overview—Questions: Contacting the Company.”

Death Benefit Amount. The death benefit depends upon the option package in effect on the date the annuitant dies.

		Option Package I		Option Package II		Option Package III
Death Benefit	The greater of:		The greatest of:		The greatest of:
on Death of	(1)	The sum of all purchase	(1)	The sum of all purchase	(1)	The sum of all purchase
the		payments, adjusted for		payments, adjusted for		payments, adjusted for
Annuitant:		amounts withdrawn or		amounts withdrawn or		amounts withdrawn or
		applied to an income		applied to an income		applied to an income phase
		phase payment option		phase payment option		payment option as of the
		as of the claim date; or		as of the claim date; or		claim date; or
	(2)	The account value* on	(2)	The account value* on	(2)	The account value* on the
		the claim date.		the claim date; or		claim date; or
			(3)	The “step-up value”*	(3)	The “step-up value”* (as
				(as described below) on		described below) on the
				the claim date.		claim date; or
					(4)	The “roll-up value”* (as
described below) on the
claim date.

* For purposes of calculating the death benefit, the account value, step-up value and roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium
Bonus Option—Forfeiture.”

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

·	The account value; or

·	The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year.

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

·	The step-up value most recently calculated, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

·	The account value on that anniversary of the schedule effective date.

On each anniversary of the schedule effective date after the annuitant’s 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant’s 85th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

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On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the step-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—
Forfeiture.”

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant’s 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant’s 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant’s 76th birthday, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant’s death, adjusted for purchase payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

For purposes of calculating the death benefit, the roll-up value will be reduced by the amount of any premium bonus credited to your account after or within 12 months of the date of death. See “Premium Bonus Option—Forfeiture.”

Adjustment. For purposes of determining the death benefit, the adjustment for purchase payments made will be dollar for dollar. The adjustment for amounts withdrawn or applied to an income phase payment option will be proportionate, reducing the sum of all purchase payments made, the step-up value and the roll-up value in the same proportion that the account value was reduced on the date of the withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract, thereby increasing the account value available to the beneficiary to an amount equal to the death benefit.

Prior to the election of a method of payment of the death benefit by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable). The amount paid to the beneficiary will equal the adjusted account value on the day the payment is processed. Unless the beneficiary elects otherwise, the distribution will generally be made into an interest bearing account, backed by our general. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For more information on required distributions under federal income tax laws, you should see “Required
Distributions.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying the Customer
Service Center.

Death Benefit Amounts in Certain Cases

If a Spousal Beneficiary Continues the Account Following the Death of the Contract Holder/Annuitant. If a
spousal beneficiary continues the account at the death of a contract holder who was also the annuitant, the spousal

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beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary. The premium bonus option charge, if any, will continue, unless the premium bonus was forfeited when calculating the account value, step-up value and roll-up value on the death of the original contract holder/annuitant.

The amount of the death benefit payable at the death of a spousal beneficiary who has continued the account shall be determined under the option package then in effect, except that:

(1)	In calculating the sum of all purchase payments, adjusted for amounts withdrawn or applied to an income phase payment option, the account value on the claim date following the original contract holder’s/ annuitant’s death shall be treated as the spousal beneficiary’s initial purchase payment;

(2)	In calculating the step-up value, the step-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the spousal beneficiary’s initial step-up value; and

(3)	In calculating the roll-up value, the roll-up value on the claim date following the original contract holder’s/annuitant’s death shall be treated as the initial roll-up value.

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, the death benefit described above under Option Packages I, II and III will not apply if a contract holder (including a spousal beneficiary who has continued the account) who is not also the annuitant dies. In these circumstances the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Because the death benefit in these circumstances equals the account value, plus or minus any market value adjustment, a contract holder who is not also the annuitant should seriously consider whether Option
Packages II and III are suitable for their circumstances.

If the spousal beneficiary who is the annuitant continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary, and the death benefit payable at the spousal beneficiary’s death shall be determined under the option package then in effect.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit—Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary may choose one of the following three methods of payment:

·	Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules). See “Federal Tax Considerations”;

·	Receive, at any time, a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment; or

·	Elect SWO, ECO or LEO (described in “Systematic Distribution Options”), provided the election would satisfy the Tax Code minimum distribution rules.

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under a systematic distribution option and died before the Tax Code’s required beginning date for minimum distributions, payments under the systematic distribution option will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect a systematic distribution option provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

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Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See
“Federal Tax Considerations.”

For Nonqualified Contracts.

(1)	If you die and the beneficiary is your surviving spouse, or if you are a non-natural person and the annuitant dies and the beneficiary is the annuitant’s surviving spouse, then the beneficiary becomes the successor contract holder. In this circumstance the Tax Code does not require distributions under the contract until the successor contract holder’s death.

As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

(a) Continue the contract in the accumulation phase;

(b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options; or

(c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or minus any market value adjustment.

If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

(2)	If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above
(subject to the Tax Code distribution rules). See “Federal Tax Considerations.”

In this circumstance the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary’s life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See “Federal Tax Considerations.”

(3)	If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or
1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary’s income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time-frame required by the Tax Code. See
“Federal Tax Considerations.”

THE INCOME PHASE

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments you must notify us in writing of all of the following:

  Payment start date;
  Income phase payment option (see the income phase payment options table in this section);

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  Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
  Choice of fixed, variable or a combination of both fixed and variable payments; and
  Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected and whether you select fixed, variable or a combination of both fixed and variable payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account.
The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than
5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See
“Contract Overview—Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

  A first income phase payment of at least $50; and
  Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer Price Index-Urban (CPI-U) since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first account year, or, unless we consent, later than the later of:

(a)	The first day of the month following the annuitant’s 85th birthday; or
(b)	The tenth anniversary of the last purchase payment made to your account.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last purchase payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

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For qualified contracts only, income phase payments may not extend beyond:

(a)	The life of the annuitant;
(b)	The joint lives of the annuitant and beneficiary;
(c)	A guaranteed period greater than the annuitant’s life expectancy; or
(d)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted.

·	If variable income phase payments are selected, we make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees—Mortality and Expense Risk Charge.”

·	There is currently no administrative expense charge during the income phase. We reserve the right, however, to charge an administrative expense charge of up to 0.25% during the income phase. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase. See “Fees—Administrative Expense Charge.”

·	If you elected the premium bonus option and variable income phase payments, we may also deduct the premium bonus option charge. We deduct this charge daily during the first seven account years from the subaccounts corresponding to the funds you select. If fixed income phase payments are selected, this charge may be reflected in the income phase payment rates. See “Fees—Premium Bonus Option Charge.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer Service Center. Unless the beneficiary elects otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest earned on this account may be less than interest paid on other settlement options. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you

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should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the
Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations” for additional information.

Payment Options.

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.
Life Income—	Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed	choice of 5 to 30 years or as otherwise specified in the contract.
Payments	Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income—	Length of Payments: For as long as either annuitant lives. It is possible that only one payment
Two Lives	will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
(a) 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50%
of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.
Life Income—	Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—	to 30 years or as otherwise specified in the contract.
Guaranteed	Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments	first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income— Cash	Length of Payments: For as long as the annuitant lives.
Refund Option	Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited	lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed	(less any applicable premium tax) and less the total amount of income payments paid.
payments only)

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Lifetime Income Phase Payment Options (Cont.)
Life Income—Two	Length of Payments: For as long as either annuitant lives.
Lives—Cash	Continuing Payments: 100% of the payment to continue after the first death.
Refund Option	Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited	sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed	applicable premium tax) and less the total amount of income payments paid.
payments only)
Nonlifetime Income Phase Payment Option

Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you elected
Guaranteed	the premium bonus option). In certain cases a lump-sum payment may be requested at any time
Payments	(see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees—Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.
Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value of the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3½% or 5% assumed net investment rate used for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-
qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under
Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

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Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiumsto a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5,
which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the
Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the
Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the
“investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

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Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments
(annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

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Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life. Pending the issuance of clarifying guidance, the application of this law change is unclear. Please consult your tax adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a
Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed by August 31, 2015. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value.
Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1)
which is purchased with a single premium, (2) with annuity payments starting within one year from the date of

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purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-
natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the
Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section
72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service
Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section
1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½
(subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The
Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

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Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax
Code permit certain employers to establish various types of retirement plans for employees, and permits self-
employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the
Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section
402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth
IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

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The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue
Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts;
and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) plans only).

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In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalties in other circumstances.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-
time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the
Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury
Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with
Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

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All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and
IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

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Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50%
excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and
Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section
401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

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401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section
414(p); or
The Company as collateral for a loan.

Tax Consequences of Enhanced Death Benefit
The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from
us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

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We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
Separate Account B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on
July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in the Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. The subaccounts invest directly in the shares of a pre-assigned underlying fund. Each underlying fund has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of an underlying fund are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the contract.

Other variable annuity contracts invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your contract.

The Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion
Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V.
(“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia.

Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING
Investment Management Co., portfolio managers of the ING Investors Trust and the investment managers of the
ING Variable Insurance Trust, ING Variable Products Trust and ING Variable Product Portfolios, respectively.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its

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insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s
U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

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Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales.
Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the
Contracts through their registered representatives who are licensed to sell securities and variable insurance products
(“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following selling firms are affiliated with the Company and have entered into selling agreements with Directed Services LLC for the sale of our variable annuity contracts:

·	ING Financial Advisers, LLC
·	ING Financial Partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 8.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to .50% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 8.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

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In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

·	Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

·	Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

·	Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

·	Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

·	Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

·	Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2010, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

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1.	Morgan Stanley Smith Barney LLC	14.	ING Financial Partners, Inc. CAREER
2.	LPL Fiancial Corporation	15.	Wells Fargo Investments LLC
3.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	16.	Woodbury Financial Services Inc.
4.	ING Financial Partners Inc.	17.	Morgan Keegan and Company Inc.
5.	Wells Fargo Advisors, LLC	18.	Wells Fargo SEC, LLC
6.	UBS Financial Services Inc.	19.	First Allied Securities Inc.
7.	ING Financial Advisers, LLC	20.	Chase Investment SVCS Corp.
8.	Raymond James Financial Services Inc.	21.	Royal Alliance Associates Inc.
9.	Multi-Financial Securities Corporation	22.	SII Investments Inc.
10.	Wells Fargo Advisors, LLC (Bank Channel)	23.	Wells Fargo Advisors Financial Network, LLC
11.	National Planning Corporation	24.	Centaurus Financial Inc.
12.	Securities America Inc.	25.	PrimeVest Financial Services Inc.
13.	Financial Network Investment Corporation

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for
Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

·	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;

·	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or

·	During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions, the effect of which could be that a small number of contract owners decide the outcome of a vote. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

·	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

·	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law or as otherwise permitted in the contract. In addition, we may, upon 30 days’ written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Customer Service Center. An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a
24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days’ advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to
$2,500 or less solely due to investment performance.

Legal Proceedings

We are not aware of any pending legal proceedings that involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class

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action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ING USA Annuity and Life Insurance Company
Separate Account B of ING USA Annuity and Life Insurance Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of ING USA Annuity and Life Insurance Company
Financial Statements of Separate Account B
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, ING SMARTDESIGN VARIABLE ANNUITY 333-57218. Please Print or Type:

__________________________________________________

Name

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

04/29/2011

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APPENDIX I

ING USA Guaranteed Account

The ING USA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the
Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed
Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below), which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your sales representative or our Customer Service
Center to learn:

·	The interest rate(s) we will apply to amounts invested in the Guaranteed Account. We change the rate(s)
periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the
Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

·	The period of time your account dollars need to remain in the Guaranteed Account in order to earn the rate(s). You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the
Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate.
The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%. Among other factors, the safety of the interest rate guarantees depends upon the Company’s claims-paying ability.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your sales representative or our Customer Service Center to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

·	Market Value Adjustment (MVA)—as described in this appendix and in the Guaranteed Account prospectus;
·	Tax penalties and/or tax withholding—see “Federal Tax Considerations”;
·	Early withdrawal charge—see “Fees”; or
·	Maintenance fee—see “Fees.”

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We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Also, if you elected the premium bonus option, a charge will be deducted from amounts allocated to the Guaranteed
Account, resulting in a 0.50% reduction in the interest which would have been credited to your account during the first seven account years if you had not elected the premium bonus option. See the “Premium Bonus Option –
Forfeiture” and “Withdrawals” sections of the contract prospectus.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed
Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

·	Transfers due to participation in the dollar cost averaging program;
·	Withdrawals taken due to your election of SWO or ECO (described in “Systematic Distribution Options”), if available;
·	Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived; and
·	Withdrawals due to your exercise of the right to cancel your contract (described in “Right to Cancel”).

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the
Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the
Guaranteed Account will be withdrawn pro rata from each group of deposits having the same length of time until the maturity date (“Guaranteed Term Group”). Within each Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period until depleted, then from the next oldest and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term; (b) transferred to other available investment options; or (c)
withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age
59½, tax penalties may apply.

If no direction is received from you at our Customer Service Center by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

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Under the Guaranteed Account each guaranteed term is counted as one funding option. If a guaranteed term matures and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Purchase Payments. Purchase payments received after your initial purchase payment to the
Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) is not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90-day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed
Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (see “Systematic Distribution Options”); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term’s maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinstating Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinstated
in the Guaranteed Account, we apply the reinstated amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinstatement will apply. We reinstate amounts proportionately in the same way as they were allocated before withdrawal. We will not credit your account for market value adjustments that we deducted, any premium bonus forfeited or any taxes that were withheld at the time of withdrawal.

The Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase.
However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime income phase payment option will be subject to only a positive aggregate MVA.

Distribution. Directed Services LLC is principal underwriter and distributor of the contract. Directed Services
LLC enters into sales agreements with broker-dealers to sell the contract through registered representatives who are licensed to sell securities and variable insurance products. These broker-dealers are registered with the SEC and are members of the Financial Industry Regulatory Authority (FINRA). From time to time the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contract and may negotiate different commissions for these broker-dealers.

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APPENDIX II

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA
General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of
1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 29,
2011. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest
Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please
read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX III

Description of Underlying Funds

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix, plus any Fixed Interest
Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference
Room. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “Retirement Funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

The following table highlights name changes.

List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Wells Fargo Health Care Portfolio	ING BlackRock Health Sciences Opportunities Portfolio
ING Van Kampen Comstock Portfolio	ING Invesco Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio	ING Invesco Van Kampen Equity and Income Portfolio
ING Van Kampen Growth and Income Portfolio	ING Invesco Van Kampen Growth and Income Portfolio

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of
Investment Subadviser: BlackRock Investment	securities and markets in response to changing market and
Management, LLC; BlackRock International Limited	economic trends.

ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds Bond Portfolio	Seeks to
provide as high a level of current income as is
Investment Adviser: ING Investments, LLC	consistent with the preservation of capital.
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds Global Growth and Income	Seeks to provide you with long-term growth of capital while
Portfolio	providing current income.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds Growth Portfolio	Seeks to provide you with growth
of capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds International Growth and Income	Seeks long-term growth of capital while providing current
Portfolio	income.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds International Portfolio	Seeks to provide you
with long-term growth of capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Artio Foreign Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Artio Global Management LLC

ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock
Advisors, LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Investment Subadviser: BlackRock Financial
Management Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING EURO STOXX 50® Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the EURO STOXX 50® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the FTSE 100 Index®.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Global Resources Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services, LLC
Investment Subadviser: ING Investment Management
Co.

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors
Investment Subadviser: ING Investment Management	in achieving total return.
Co.

ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Hang Seng Index.
Investment Subadviser: ING Investment Management
Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income
Investment Subadviser: ING Investment Management	will both be major factors in achieving total return.
Co.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Japan TOPIX Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Tokyo Stock Price Index®.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Oppenheimer Active Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Growth Portfolio.
Asset Allocation Committee

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Moderate Portfolio but less than that of ING Retirement
Asset Allocation Committee	Growth Portfolio.

ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Conservative Portfolio but less than that of ING Retirement
Asset Allocation Committee	Moderate Growth Portfolio.

ING Russell™ Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Russell Top 200® Growth Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of
Investment Adviser: ING Investments, LLC	the Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return of the Russell Midcap® Growth Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co.

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital U.S.
Investment Adviser: ING Investments, LLC	Aggregate Bond Index.
Investment Subadviser: Neuberger Berman Fixed
Income LLC

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

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“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

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The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to
Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited
have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management
Co. in connection with ING Hang Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES
COMPANY LIMITED NOR HANG SENG DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR
GUARANTEES TO ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON: (i) THE
ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND ITS COMPUTATION OR ANY
INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR ANY PURPOSE OF
ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE RESULTS
WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY
COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR
REPRESENTATION OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS
GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS
ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES
LIMITED: (i) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY ING
INVESTMENTS, LLC AND ING INVESTMENT MANAGEMENT CO. IN CONNECTION WITH THE
PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG
INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (iii) FOR ANY
INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION
USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY
OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS,
ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY
LIMITED AND/OR HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data Services Limited and must not be construed to have created such relationship.

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APPENDIX IV

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2010 including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Portfolio name changes after December 31, 2010 are not reflected in the following information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 0.95%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.61	$8.02	$10.31
Value at end of period	$10.44	$9.61	$8.02
Number of accumulation units outstanding at end of period	281,015	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.46	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	28,803	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$16.49	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	741,477	825,559	867,530	908,267	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	293,761	347,831	401,729	429,511	420,104	514,374	519,515	308,618	137,711	26,226
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.81	$7.21	$10.16
Value at end of period	$9.77	$8.81	$7.21
Number of accumulation units outstanding at end of period	31,953	44,294	6,595
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04	$9.04	$10.14
Value at end of period	$10.55	$10.04	$9.04
Number of accumulation units outstanding at end of period	222,517	163,350	44,947

SDVA

A1

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.61	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$12.75	$11.61	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	906,288	933,504	955,255	934,992	897,306	811,729	468,147	61,848
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$14.60	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,093,288	1,164,673	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	597,878	629,054	627,231	637,013	593,924	533,978	313,605	40,608
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.13	$10.69
Value at end of period	$14.66	$13.13
Number of accumulation units outstanding at end of period	27,911	4,071
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$14.86	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	251,364	295,437	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.18	$7.79	$10.97	$10.51	$10.01
Value at end of period	$10.34	$9.18	$7.79	$10.97	$10.51
Number of accumulation units outstanding at end of period	40,273	37,426	44,100	63,472	96,281
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.32	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	203,769	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.62	$9.94
Value at end of period	$11.10	$10.62
Number of accumulation units outstanding at end of period	297,809	160,538
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.19	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	75,399	107,232	191,117	164,463	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.56	$8.56	$13.36	$12.93	$11.22	$10.98
Value at end of period	$10.52	$9.56	$8.56	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	11,179	8,844	11,162	11,924	15,652	4,666

SDVA

A2

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.86	$6.52	$9.99
Value at end of period	$11.54	$9.86	$6.52
Number of accumulation units outstanding at end of period	54,469	38,668	18,329
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.65	$7.30	$12.55	$13.67	$10.87
Value at end of period	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	51,721	74,367	71,878	44,959	48,430
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	101,978	117,506	113,525	115,394	126,148	119,731	27,720
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.30	$6.72	$10.29	$10.08	$10.05
Value at end of period	$10.29	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	86,773	110,539	149,933	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.05	$6.95	$11.54	$11.18	$10.26
Value at end of period	$10.05	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	177,200	179,609	158,615	112,120	53,296
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.29	$6.04	$10.18
Value at end of period	$9.02	$7.29	$6.04
Number of accumulation units outstanding at end of period	23,032	544	434
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.59	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	191,885	167,288	171,019	187,448	128,496	26,655
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21	$7.81	$11.14	$10.96	$10.02
Value at end of period	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	484,267	557,839	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.21	$7.35	$11.92	$12.48
Value at end of period	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	190,772	202,810	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.92	$6.14	$9.64	$10.14
Value at end of period	$8.69	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	80,827	77,286	69,684	62,482

SDVA

A3

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.96	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	110,861	149,093	127,955	96,378	59,314	38,316
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.90	$6.13	$9.66
Value at end of period	$8.91	$7.90	$6.13
Number of accumulation units outstanding at end of period	1,657,053	1,371,537	1,055,301
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.00	$10.19
Value at end of period	$13.85	$13.00
Number of accumulation units outstanding at end of period	21,460	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	2,357,494	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983	16,897
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	337,984	370,245	344,429	393,916	470,325	530,496	517,452	312,714	133,786	25,943
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	245,499	277,071	259,992	285,715	328,082	388,229	336,053	212,622	97,304	18,193
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.87	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	2,931,067	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.68	$6.09	$10.26
Value at end of period	$8.19	$7.68	$6.09
Number of accumulation units outstanding at end of period	100,627	95,951	809
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$13.14	$9.72	$19.24	$16.07	$13.19	$11.52	$10.69
Value at end of period	$14.83	$13.14	$9.72	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	84,965	92,749	88,500	99,303	22,452	10,207	1,302
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.73
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.84	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	108,658	140,300	134,627	135,439	102,809	38,991

SDVA		A4

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	88,208	73,106	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	108,636	104,806	100,668	113,966	122,935	109,313	85,598	30,406	2,395
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	87,878	83,827	45,525	48,061	54,505	56,706	12,323
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.75	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$13.22	$10.75	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	31,091	35,599	34,077	44,917	61,704	74,488	74,276	856
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	1,126,651	1,483,805	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during December 2003)
Value at beginning of period	$11.24	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$13.04	$11.24	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	25,125	22,543	20,017	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	138,656	155,590	160,660	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.45	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	88,304	97,947	105,954	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	276,559	315,851	338,065	410,842	426,361	436,951	288,602	208,270	100,967	23,176
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.17	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	189,668	193,722	160,649	158,121	112,423	62,951

SDVA

A5

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.07	$6.50	$10.06
Value at end of period	$11.68	$9.07	$6.50
Number of accumulation units outstanding at end of period	45,572	26,357	13,767
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	126,725	122,253	96,721	98,965	93,100	28,115
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.17	$10.54
Value at end of period	$12.98	$12.17
Number of accumulation units outstanding at end of period	4,530	2,247
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.98	$11.24
Value at end of period	$14.66	$12.98
Number of accumulation units outstanding at end of period	556	628
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	102,493	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	150,292	170,424	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	376,570	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	1,704,867	1,580,125	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644	42,619
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.54	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	33,526	43,069	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.44	$8.42	$12.71	$12.16	$10.93	$9.96
Value at end of period	$12.19	$10.44	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	160,008	186,703	181,447	124,288	52,429	38,742

SDVA

A6

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.32	$8.25
Value at end of period	$8.89	$8.32
Number of accumulation units outstanding at end of period	168,328	95,905
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.22
Value at end of period	$10.37	$9.38
Number of accumulation units outstanding at end of period	1,016,411	1,279,078
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.64	$9.50
Value at end of period	$10.60	$9.64
Number of accumulation units outstanding at end of period	964,989	985,236
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.87	$9.75
Value at end of period	$10.71	$9.87
Number of accumulation units outstanding at end of period	747,161	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.73	$10.71
Value at end of period	$14.18	$12.73
Number of accumulation units outstanding at end of period	132,523	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.24	$6.73	$10.32
Value at end of period	$9.14	$8.24	$6.73
Number of accumulation units outstanding at end of period	142,525	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.55	$10.65
Value at end of period	$13.82	$12.55
Number of accumulation units outstanding at end of period	177,815	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.04	$11.58
Value at end of period	$16.25	$13.04
Number of accumulation units outstanding at end of period	30,837	32,327
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.51	$6.15	$9.39
Value at end of period	$10.53	$8.51	$6.15
Number of accumulation units outstanding at end of period	29,846	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.76	$6.99	$10.26
Value at end of period	$10.93	$8.76	$6.99
Number of accumulation units outstanding at end of period	48,465	27,755	23,673

SDVA

A7

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	4,833	5,413	3,750	4,235	4,419	155
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.04	$7.17	$10.18
Value at end of period	$11.10	$9.04	$7.17
Number of accumulation units outstanding at end of period	67,550	67,630	57,125
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	810,221	851,174	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	289,462	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.23	$5.83	$10.21	$10.02
Value at end of period	$9.50	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	47,779	31,553	18,101	35,104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.83	$7.53	$12.80	$11.22	$9.31
Value at end of period	$10.58	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	150,285	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.06	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	113,661	119,983	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$10.23	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	21,564	21,519	19,978	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.70	$10.24	$9.94
Value at end of period	$11.22	$10.70	$10.24
Number of accumulation units outstanding at end of period	118,891	112,347	33,796
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$11.87	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	4,304	6,193	8,205	12,654	47,595	9,595	4,949

SDVA

A8

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	182,257	190,918	211,587	224,752	248,492	218,865	160,272	84,810	6,160
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.39	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	218,839	222,057	229,290	118,769	85,406	56,402
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.73	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	141,502	167,879	180,062	148,515	99,858	45,311
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	95,761	85,779	133,789	118,427	136,843	144,971	33,385
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.77	$6.04	$8.94
Value at end of period	$8.15	$7.77	$6.04
Number of accumulation units outstanding at end of period	10,610	18,059	2,749
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$12.88	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	15,907	15,494	11,818	12,345	16,278	26,508	13,783	7,507	749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	3,461	1,298	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	8,096	5,465	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	52,573	35,221	38,392	40,425	53,562	51,285	35,487	16,785

SDVA

A9

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.90%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.44	$7.96	$9.62
Value at end of period	$10.17	$9.44	$7.96
Number of accumulation units outstanding at end of period	12,692	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$10.95	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	0	1,239	7,125	10,744	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$15.05	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	20,770	63,550	112,124	167,342	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	17,511	43,756	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.67	$7.16	$9.92
Value at end of period	$9.52	$8.67	$7.16
Number of accumulation units outstanding at end of period	0	1,019	126
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.87	$8.97	$10.13
Value at end of period	$10.27	$9.87	$8.97
Number of accumulation units outstanding at end of period	31,616	56,479	57,287
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.92	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$11.88	$10.92	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	77,035	123,513	203,674	282,053	275,143	259,406	9,395,072	1,387,064
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$13.60	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	71,213	156,771	315,600	378,379	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	35,614	87,804	137,719	186,510	174,458	156,496	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.04	$11.45
Value at end of period	$14.42	$13.04
Number of accumulation units outstanding at end of period	0	553

SDVA

A10

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$13.67	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	8,924	31,711	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING BALANCED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$8.86	$7.59	$10.79	$10.44	$10.01
Value at end of period	$9.89	$8.86	$7.59	$10.79	$10.44
Number of accumulation units outstanding at end of period	19,122	22,495	24,621	29,770	34,865
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.86	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	2,304	12,738	54,352	53,674	15,523	17,235
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.55	$9.97
Value at end of period	$10.91	$10.55
Number of accumulation units outstanding at end of period	9,366	13,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.74	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	5,590	17,922	28,574	37,675	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.14	$8.26	$13.01	$12.72	$11.14	$11.03
Value at end of period	$9.95	$9.14	$8.26	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	0	2,882	3,201	4,759	4,804	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.70	$6.48	$9.99
Value at end of period	$11.24	$9.70	$6.48
Number of accumulation units outstanding at end of period	3,437	4,612	3,252
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.31	$7.11	$12.35	$13.58	$11.42
Value at end of period	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	283	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	1,208	8,509	20,724	46,503	61,826	41,575	1,760,569
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.01	$6.54	$10.12	$10.02	$10.19
Value at end of period	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	139	865	4,994	4,112	5,452

SDVA

A11

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$8.70	$6.74	$11.31	$11.07	$9.96
Value at end of period	$9.57	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	5,455	10,587	19,769	21,550	18,010
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.17	$6.00	$8.86
Value at end of period	$8.78	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	0	171
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	3,603	31,150	57,885	62,177	32,111	22,982
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.85	$7.61	$10.96	$10.89	$9.98
Value at end of period	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	18,797	26,341	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.97	$7.23	$11.85	$12.70
Value at end of period	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	5,200	23,366	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.72	$6.04	$9.57	$10.09
Value at end of period	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	2,518	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.21	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	4,139	14,729	38,394	43,464	47,838	14,432
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.74	$6.07	$9.26
Value at end of period	$8.64	$7.74	$6.07
Number of accumulation units outstanding at end of period	14,898	365,489	539,831
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.92	$10.80
Value at end of period	$13.62	$12.92
Number of accumulation units outstanding at end of period	207	39
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	26,700	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792	4,667

SDVA

A12

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	37,177	81,040	129,754	170,272	204,576	215,751	770,708	113,912	97,941	4,408
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	21,895	64,677	104,324	153,572	172,412	176,453	711,336	101,972	69,821	5,763
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.39	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	132,398	752,666	780,147	105,617	68,813	38,902
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.55	$6.36
Value at end of period	$7.98	$7.55
Number of accumulation units outstanding at end of period	954	27,336
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.44	$9.29	$18.57	$15.66	$12.98	$11.44	$10.31
Value at end of period	$13.91	$12.44	$9.29	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	6,728	22,656	49,979	63,930	6,521	2,118	1,251,267
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.91	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	9,123	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	8,479	22,817	37,233	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	3,714	14,494	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	423	4,747	3,277	8,614	10,224	12,100	45,863
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.12	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$12.32	$10.12	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	9,841	16,175	17,908	22,089	19,873	26,458	1,947,332	291,189
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	77,354	229,816	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083	45,601

SDVA		A13

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during December 2003)
Value at beginning of period	$10.57	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$12.15	$10.57	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	12,644	17,752	22,015	25,164	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	5,310	8,390	14,633	16,444	12,344	10,443	5,851,107
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.90	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	4,915	14,353	26,068	29,695	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	27,916	51,059	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.50	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	6,345	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$6.45	$10.05
Value at end of period	$11.38	$8.93	$6.45
Number of accumulation units outstanding at end of period	2,528	2,471	3,230
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	1,479	8,253	26,935	42,628	35,898	19,921
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.09	$11.45
Value at end of period	$12.77	$12.09
Number of accumulation units outstanding at end of period	9,262	10,054
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.89	$10.67
Value at end of period	$14.41	$12.89
Number of accumulation units outstanding at end of period	1,053	1,053
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	5,683	22,899	44,624	61,537	69,753	74,094

SDVA

A14

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	932	5,829	11,592	16,883	14,129	7,670	19,568	16,760	193
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	32,939	78,581	139,311	198,252	204,294	182,920	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	62,865	203,467	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.07	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	2,364	7,846	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.98	$8.13	$12.39	$11.97	$10.86	$10.47
Value at end of period	$11.54	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	571	16,771	101,456	101,887	21,668	13,303
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.31	$8.25
Value at end of period	$8.79	$8.31
Number of accumulation units outstanding at end of period	8,138	5,518
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.36	$9.21
Value at end of period	$10.25	$9.36
Number of accumulation units outstanding at end of period	67,771	97,900
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.62	$9.49
Value at end of period	$10.48	$9.62
Number of accumulation units outstanding at end of period	58,654	120,945
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.85	$9.75
Value at end of period	$10.58	$9.85
Number of accumulation units outstanding at end of period	96,198	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.64	$10.83
Value at end of period	$13.95	$12.64
Number of accumulation units outstanding at end of period	30,002	50,632

SDVA

A15

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.10	$6.90
Value at end of period	$8.90	$8.10
Number of accumulation units outstanding at end of period	11,243	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.46	$10.63
Value at end of period	$13.59	$12.46
Number of accumulation units outstanding at end of period	17,824	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.95	$11.55
Value at end of period	$15.99	$12.95
Number of accumulation units outstanding at end of period	293	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.37	$6.11	$8.61
Value at end of period	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	2,074	5,389	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.61	$6.94	$10.31
Value at end of period	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	1,204	3,997	6,375
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.66	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	0	330	883	975	2,134	1,178
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.89	$7.12	$9.54
Value at end of period	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	269	269	1,880
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.73	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	6,332	61,718	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	5,310	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.02	$5.73	$10.14	$10.30
Value at end of period	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	2,205	3,578	1,263	576

SDVA

A16

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.49	$7.34	$12.60	$11.15	$9.61
Value at end of period	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	7,421	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.57	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	0	4,561	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$9.33	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	3,273	15,748	27,003	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.52	$10.16	$9.96
Value at end of period	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	4,501	8,500	7,903
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$11.13	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	374	634	634	2,055	1,795	2,950	2,964
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	6,991	22,655	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	1,184	12,316	33,284	21,895	15,076	28,433
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.25	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	9,551	25,385	36,970	41,623	38,660	18,860
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	6,985	19,291	64,844	65,076	71,746	69,489	592,804
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$11.85	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	0	3,413	3,826	3,829	6,541	6,543	668,459	510,398	0

SDVA

A17

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	0	178	564	565	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	626	1,106	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	10,865	19,533	25,041	32,867	37,896	35,267	1,007,799	812,145

SDVA

A18

PART B

Statement of Additional Information
ING SmartDesign Variable Annuity

Deferred Combination Variable and Fixed Annuity Contract

Issued by
SEPARATE ACCOUNT B

of
ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred
Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to
ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines,
Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 29, 2011

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company
ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The
Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the
District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING
USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company
Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and
Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
ING USA acts as its own custodian for Separate Account B.

Experts
The statements of assets and liabilities of Separate Account B as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of ING USA Annuity and Life Insurance Company as of December 31, 2010
and 2009, and for each of the three years in the period ended December 31, 2010, included in the
Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2010, 2009 and 2008 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated
$219,973,598, $275,329,257 and $622,486,274, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services
LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services
LLC. In the opinion of management, this method of cost allocation is reasonable. However effective
January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas ING USA now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund. This fee, calculated as a percentage of average assets in the variable separate accounts, was
$146,897,323, $123,231,239 and $139,224,091 for the years ended 2010, 2009 and 2008, respectively.

Published Ratings
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An
A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. Complete AUV information for the AUVs calculated for this Contract is available in this SAI following the financial statements of the separate account.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)
EXAMPLE 2.
1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information
From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-
day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the
Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield”
because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced
Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

4

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Statements of Operations for the years ended December 31, 2010, 2009 and 2008
Balance Sheets as of December 31, 2010 and 2009
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010, 2009 and 2008
Statements of Cash Flows for the years ended December 31, 2010, 2009 and 2008
Notes to Financial Statements

Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2010
Statements of Operations for the year ended December 31, 2010
Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
Notes to Financial Statements

Condensed Financial Information

5

ING USA Annuity and Life Insurance Company (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended December 31, 2010, 2009, and 2008	C-3
Balance Sheets as of December 31, 2010 and 2009	C-4
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2010,
2009, and 2008	C-6
Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008	C-8
Notes to Financial Statements	C-10
C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of
December 31, 2010 and 2009, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company at December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2011

C-2

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Operations
(In millions)

	Years Ended December 31,
	2010	2009	2008
Revenues:
Net investment income	$ 1,356.4	$ 1,412.4	$ 1,438.0
Fee income	1,091.3	943.2	1,152.4
Premiums	280.6	786.1	19.1
Net realized capital losses:
Total other-than-temporary impairment losses	(300.1)	(538.9)	(1,028.1)
Portion of other-than-temporary impairment losses recognized in
Other comprehensive income (loss)	105.7	49.3	-
Net other-than-temporary impairments recognized in earnings	(194.4)	(489.6)	(1,028.1)
Other net realized capital losses	(611.3)	(2,007.5)	(453.6)
Total net realized capital losses	(805.7)	(2,497.1)	(1,481.7)
Other income	-	0.9	0.2
Total revenue	1,922.6	645.5	1,128.0
Benefits and expenses:
Interest credited and other benefits to contract owners	985.0	682.4	1,716.0
Operating expenses	428.4	386.1	291.7
Net amortization of deferred policy acquisition costs and value of
business acquired	411.6	(362.2)	680.5
Interest expense	32.1	32.9	30.5
Other expense	39.3	39.6	35.7
Total benefits and expenses	1,896.4	778.8	2,754.4
Income (loss) before income taxes	26.2	(133.3)	(1,626.4)
Income tax benefit	(55.1)	(136.5)	(245.2)
Net income (loss)	$ 81.3	$ 3.2	$ (1,381.2)

The accompanying notes are an integral part of these financial statements.

C-3

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Balance Sheets
(In millions, except share data)

	As of December 31,
	2010	2009
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,235.3 at 2010 and
$17,493.3 at 2009)	$ 20,913.7	$ 16,925.5
Fixed maturities at fair value using the fair value option	237.7	192.6
Equity securities, available-for-sale, at fair value (cost of $142.1 at 2010 and $150.8 at
2009)	150.2	154.3
Short-term investments	939.2	2,044.0
Mortgage loans on real estate	2,967.9	3,413.2
Policy loans	122.1	131.6
Loan - Dutch State obligation	843.9	1,026.0
Limited partnerships/corporations	295.8	252.6
Derivatives	293.1	355.8
Other investments	1.8	3.5
Securities pledged (amortized cost of $886.6 at 2010 and $1,079.4 at 2009)	889.4	1,092.5
Total investments	27,654.8	25,591.6
Cash and cash equivalents	71.5	40.1
Short-term investments under securities loan agreement, including collateral delivered	145.1	169.0
Accrued investment income	233.4	187.3
Receivable for securities sold	16.9	7.6
Premium receivable	38.0	86.9
Deposits and reinsurance recoverable	3,481.4	3,350.0
Deferred policy acquisition costs	3,155.0	3,718.0
Value of business acquired	68.1	113.4
Sales inducements to contract owners	665.9	810.2
Short-term loan to affiliate	593.6	545.5
Due from affiliates	92.8	816.3
Other assets	420.0	414.9
Assets held in separate accounts	44,413.3	42,996.1
Total assets	$ 81,049.8	$ 78,846.9

The accompanying notes are an integral part of these financial statements.

C-4

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets
(In millions, except share data)

	As of December 31,
	2010	2009
Liabilities and Shareholder’s Equity
Future policy benefits and claims reserves	$ 27,137.3	$ 27,044.7
Payable for securities purchased	3.1	115.7
Payables under securities loan agreement, including collateral held	203.0	201.1
Borrowed money	-	311.1
Notes to affiliates	435.0	435.0
Due to affiliates	120.3	122.5
Current income taxes	79.2	69.0
Deferred income taxes	181.0	767.5
Other liabilities	4,242.4	4,044.1
Liabilities related to separate accounts	44,413.3	42,996.1
Total liabilities	76,814.6	76,106.8

Shareholder’s equity:
Common stock (250,000 shares authorized, issued and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	5,921.7	5,172.7
Accumulated other comprehensive income (loss)	132.3	(532.5)
Retained earnings (deficit)	(1,821.3)	(1,902.6)
Total shareholder’s equity	4,235.2	2,740.1
Total liabilities and shareholder’s equity	$ 81,049.8	$ 78,846.9

The accompanying notes are an integral part of these financial statements.

C-5

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at January 1, 2008
Excluding impact of merger	$ 2.5	$ 4,132.7	$ (160.7)	$ (855.5)	$ 3,119.0
Impact of merger with affiliate	-	-	(19.7)	18.9	(0.8)
Balance at January 1, 2008	2.5	4,132.7	(180.4)	(836.6)	3,118.2
Comprehensive loss:
Net loss	-	-	-	(1,381.2)	(1,381.2)
Other comprehensive loss, net of tax,
including valuation allowance of $17.1:
Change in net unrealized capital gains
(losses) on securities ($(1,831.4) pretax),	-	-	(1,173.3)	-	(1,173.3)
Pension liability ($0.5 pretax)	-	-	0.3	-	0.3
Total comprehensive loss					(2,554.2)
Capital contribution from Parent	-	1,100.0	-	-	1,100.0
Capital distribution to Parent	-	(900.0)	-	-	(900.0)
Employee share-based payments	-	2.7	-	-	2.7
Balance at December 31, 2008	2.5	4,335.4	(1,353.4)	(2,217.8)	766.7
Cumulative effect of change in accounting
principle, net of deferred policy acquisition
costs and tax	-	-	(312.0)	312.0	-
Comprehensive income:
Net income	-	-	-	3.2	3.2
Other comprehensive loss, net of tax,
including change in valuation allowance of
$(64.7):
Change in net unrealized capital gains
(losses) on securities ($1,608.8 pretax)	-	-	1,148.7	-	1,148.7
Change in other-than-temporary
impairment losses recognized in other
comprehensive income (loss)	-	-	(15.2)	-	(15.2)
Pension liability ($0.9 pretax)	-	-	(0.6)	-	(0.6)
Total comprehensive income					1,136.1
Capital contribution from Parent	-	835.0	-	-	835.0
Employee share-based payments	-	2.3	-	-	2.3
Balance at December 31, 2009	2.5	5,172.7	(532.5)	(1,902.6)	2,740.1

The accompanying notes are an integral part of these financial statements.

C-6

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Changes in Shareholder’s Equity
(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder’s
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at January 1, 2010	2.5	5,172.7	(532.5)	(1,902.6)	2,740.1
Comprehensive income:
Net income	-	-	-	81.3	81.3
Other comprehensive income (loss), net of tax				-	-
including the decrease in valuation allowance of
$(173.0):
Change in net unrealized capital gains (losses)
on securities ($762.6 pretax)	-	-	671.1	-	671.1
Change in other-than-temporary impairment
losses recognized in other comprehensive
income (loss)	-	-	(6.9)	-	(6.9)
Pension liability ($0.9 pretax)	-	-	0.6	-	0.6
Total comprehensive income					746.1
Contribution of capital	-	749.0	-	-	749.0
Balance at December 31, 2010	$ 2.5	$ 5,921.7	$ 132.3	$ (1,821.3)	$ 4,235.2

The accompanying notes are an integral part of these financial statements.

C-7

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Operating Activities:
Net income (loss)	$ 81.3	$ 3.2	$ (1,381.2)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs and sales inducements	(244.3)	(477.4)	(888.6)
Net amortization of deferred policy acquisition costs, value of business
acquired, and sales inducements	522.5	(584.7)	910.2
Net accretion/decretion of discount/premium	44.1	55.2	74.7
Future policy benefits, claims reserves, and interest credited	1,114.5	1,203.5	2,156.8
Provision for deferred income taxes	(678.0)	220.6	509.6
Net realized capital losses	805.7	2,497.1	1,481.7
Change in:
Accrued investment income	(46.1)	27.2	2.4
Reinsurance recoverable	(290.2)	(705.2)	(827.0)
Other receivables and asset accruals	15.9	318.4	(389.9)
Other reinsurance asset	16.9	(19.0)	(353.8)
Due to/from affiliates	721.3	(831.0)	64.5
Income tax recoverable	10.2	390.1	(361.8)
Other payables and accruals	205.7	1,109.5	17.9
Employee share-based payments	0.6	1.7	2.7
Other, net	(6.8)	(205.7)	163.8
Net cash provided by operating activities	2,273.3	3,003.5	1,182.0
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities	8,028.5	6,830.0	7,478.8
Equity securities, available-for-sale	66.8	136.5	162.8
Mortgage loans on real estate	714.7	566.6	474.5
Limited partnership/corporations	23.0	92.6	533.9
Acquisition of:
Fixed maturities	(10,791.6)	(3,162.7)	(7,002.2)
Equity securities, available-for-sale	(58.4)	(10.2)	(272.0)
Mortgage loans on real estate	(278.6)	(81.1)	(700.3)
Limited partnerships/corporations	(57.1)	(32.9)	(503.8)
Derivatives, net	(740.1)	(2,285.4)	(58.1)
Short-term investments, net	1,104.7	(1,928.8)	77.2
Loan-Dutch State obligation, net	182.1	180.5	-
Policy loans, net	9.5	12.8	-
Collateral held, net	25.8	14.5	6.2
Other, net	2.0	0.9	13.7
Net cash provided by (used in) investing activities	(1,768.7)	333.3	210.7

The accompanying notes are an integral part of these financial statements.

C-8

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Statements of Cash Flows
(In millions)

	Years Ended December 31,
	2010	2009	2008
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 3,549.4	$ 4,552.6	$ 8,473.0
Maturities and withdrawals from investment contracts	(4,571.3)	(11,282.1)	(9,520.7)
Reinsurance recoverable on investment contracts	7.3	2,704.5	93.8
Notes to affiliates	103.5	(545.5)	-
Short-term repayments of repurchase agreements, net	(311.1)	(172.0)	(232.4)
Capital distribution to Parent		-	(900.0)
Capital contribution from Parent	749.0	835.0	1,100.0
Net cash used in financing activities	(473.2)	(3,907.5)	(986.3)
Net increase in cash and cash equivalents	31.4	(570.7)	406.4
Cash and cash equivalents, beginning of period	40.1	610.8	204.4
Cash and cash equivalents, end of period	$ 71.5	$ 40.1	$ 610.8
Supplemental cash flow information:
Income taxes (received) paid, net	$ 614.0	$ (753.7)	$ (393.1)
Interest paid	$ 29.1	$ 35.4	$ 50.5
Non-cash transfers:
Securities received from affiliate under reinsurance agreement	$ -	$ 2,084.7	$ -
Loan-Dutch State obligation	$ -	$ 1,206.5	$ -

The accompanying notes are an integral part of these financial statements.

C-9

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”),
which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New
York Stock Exchange under the symbol “ING”.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that while the option of one global initial public offering (“IPO”) remains open, ING and its U.S. insurance affiliates, including the Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S.-focused IPO.

On September 30, 2010, ING USA purchased the remaining 30% interest in PFP Holdings LP (“PFP”), an affiliate, from ING Clarion, an affiliate, for $11.0. The Company previously held a 70% equity interest in PFP. Immediately upon acquisition, PFP was dissolved as ING USA owned 100% of the limited partnership. This acquisition is treated as a combination of entities under common control (i.e.
the comparative financial statements were revised and presented as if the transaction had occurred on the opening balance sheet date). This resulted in a reduction in total Shareholder’s equity of $0.8 at
January 1, 2008.

Description of Business

The Company currently offers various insurance products, including immediate and deferred fixed annuities. The Company’s fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-
dealers. The Company’s primary annuity customers are individual consumers. The Company ceased new sales of variable annuity products in March of 2010, as part of a global business strategy and risk

C-10

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

reduction plan. Some new amounts will continue to be deposited on ING USA variable annuities as add-
on premiums to existing contracts.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company has one operating segment.

Recently Adopted Accounting Standards

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses

In July 2010, the FASB issued ASU 2010-20, “Receivables (ASC Topic 310): Disclosures about the
Credit Quality of Financing Receivables and the Allowance for Credit Losses” (“ASU 2010-20”), which requires certain existing disclosures to be disaggregated by class of financing receivable, including the rollforward of the allowance for credit losses, with the ending balance further disaggregated on the basis of impairment method. For each disaggregated ending balance, an entity is required to also disclose the related recorded investment in financing receivables, the nonaccrual status of financing receivables, and impaired financing receivables.

ASU 2010-20 also requires new disclosures by class of financing receivable, including credit quality indicators, aging of past due amounts, the nature and extent of troubled debt restructurings and related defaults, and significant purchases and sales of financing receivables disaggregated by portfolio segment.

In January 2011, the FASB issued ASU 2011-01, which temporarily delays the effective date of the disclosures about troubled debt restructurings in ASU 2010-20.

The provisions of ASU 2010-20 were adopted by the Company on December 31, 2010, and are included in the Financial Instruments footnote to these financial statements, except for the disclosures that include information for activity that occurs during a reporting period, which are effective for periods beginning after December 15, 2010 and the disclosures about troubled debt restructuring. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

C-11

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Scope Exception Related to Embedded Credit Derivatives

In March 2010, the FASB issued ASU 2010-11, “Derivatives and Hedging (ASC Topic 815): Scope
Exception Related to Embedded Credit Derivatives” (“ASU 2010-11”), which clarifies that the only type of embedded credit derivatives that are exempt from bifurcation requirements are those that relate to the subordination of one financial instrument to another.

The provisions of ASU 2010-11 were adopted by the Company on July 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the
Company under ASC Topic 815.

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC
Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Company on January 1, 2010, and are included in the Financial Instruments footnote to these financial statements, except for the disclosures related to the
Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to
Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

C-12

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§	Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and
§	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810):
Amendments for Certain Investment Funds” (“ASU 2010-10”), which primarily defers to ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the consolidation conclusions were consistent with those under previous accounting principles generally accepted in the United States (“US GAAP”). The disclosure provisions required by ASU 2009-17 are presented in the Financial Instruments footnote to these financial statements.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers and Servicing (ASC Topic 860):
Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

§	Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;
§	Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders control, unless the transfer meets the conditions for a participating interest; and
§	Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 were adopted on January 1, 2010. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the Company did not have any QSPEs under previous US GAAP, and the requirements for sale accounting treatment are consistent with those previously applied by the Company under US
GAAP.

C-13

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the FASB issued ASU 2009-12, “Fair Value Measurements and Disclosures (ASC
Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its
Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the
Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the
Investments footnote to these financial statements.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855,
“Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855):
Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the
Organization and Significant Accounting Policies footnote to these financial statements.

C-14

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

§	Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;
§	Total other-than-temporary impairments (“OTTI”) to be presented in the Statement of Operations with an offset recognized in Accumulated other comprehensive income (loss) for the noncredit related impairments;
§	A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from Retained earnings (deficit) to Accumulated other comprehensive income (loss); and
§	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $312.0 after considering the effects of deferred policy acquisition costs (“DAC”) and income taxes of
$(139.1) and $48.6, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$ 53.3
Foreign	69.2
Residential mortgage-backed	64.3
Commercial mortgage-backed	92.6
Other asset-backed	123.1
Total investments, available-for-sale	$ 402.5

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these financial statements.

C-15

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of, and gains and losses on, derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§	How and why derivative instruments are used;
§	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
§	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

New Accounting Pronouncements

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

In October 2010, the FASB issued ASU 2010-26, “Financial Services - Insurance (ASC Topic 944):
Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts” (“ASU 2010-26”),
which clarifies what costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Costs that should be capitalized include (1) incremental direct costs of successful contract acquisition and (2) certain costs related directly to successful acquisition activities (underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) performed by the insurer for the contract. Advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the US GAAP direct-response advertising guidance are met. All other acquisition-related costs should be charged to expense as incurred.

The provisions of ASU 2010-26 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and should be applied prospectively. Retrospective application is permitted, and early adoption is permitted at the beginning of an entity’s annual reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-26.

Consolidation Analysis of Investments Held through Separate Accounts
In April 2010, the FASB issued ASU 2010-15, “Financial Services-Insurance (ASC Topic 944): How
Investments Held through Separate Accounts Affect an Insurer’s

C-16

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Consolidation Analysis of Those Investments” (“ASU 2010-15”), which clarifies that an insurance entity generally should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation.

The provisions of ASU 2010-15 are effective for fiscal years and interim periods beginning after
December 15, 2010. The amendments are to be applied retrospectively to all prior periods as of the date of adoption. The Company does not expect any effect on its financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under ASC Topic 944.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. In the Statements of Operations for the year ended December 31, 2009, Premiums and Interest credited and other benefits to contract owners were increased by $92.0 related to fourth quarter 2009 activity under a reinsurance transaction, which had no effect on net income.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities, except those accounted for using the fair value option, and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, value of business acquired (“VOBA”), and deferred income taxes. Fixed maturities accounted for using the fair value option are reported at fair value with changes in fair value recognized in the Statement of Operations.

C-17

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-
than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the
Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-
temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Balance Sheets.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company utilizes the following methodology and significant inputs:

§	Recovery value is estimated by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the current yield prior to impairment for a fixed rate security or current coupon yield for a floating rate security.
§	Collectability and recoverability are estimated using the same considerations as the Company uses in its overall impairment analysis which includes, but is not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

C-18

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§	Additional factors considered for structured securities such as Residential Mortgage-backed
Securities (“RMBS”), Commercial Mortgage-backed Securities (“CMBS”) and other Asset-backed
Securities (“ABS”) include, but are not limited to, quality of underlying collateral, anticipated loss severities, collateral default rates, and other collateral characteristics such as vintage, re-payment terms, and the geographical makeup of the collateral.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value certain collateralized mortgage obligations (“CMO-Bs”) which commenced in the first quarter of 2010.

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures,” defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

C-19

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain US Treasury securities. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes US and foreign corporate bonds, ABS, US agency and government guaranteed securities, CMBS, and RMBS, including CMO-Bs.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the

C-20

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2010, $235.3 and $17.3 billion of a total of $22.0 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. For CMO-Bs, the average of several broker quotes may be used when multiple quotes are available. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the
Company considers reflective of the fair value of each privately placed bond.

Trading activity for the Company’s RMBS, particularly subprime and Alt-A RMBS, declined during
2008 as a result of the dislocation of the credit markets. The Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-
A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for
Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. Due to increased trade activity of Alt-A RMBS during the second half of 2009, the Company determined that the Alt-A RMBS

C-21

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market was that it was active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance
Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard &
Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the
Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company’s own credit risk is also considered and incorporated in the
Company’s valuation process. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Embedded derivatives - Investment contract guarantees: The Company records guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed riders for Guaranteed
Minimum Accumulated Benefits (“GMABs”) and Guaranteed Minimum Withdrawal Benefits
(“GMWBs”) without life contingencies in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related

C-22

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

The Company also records for its fixed indexed annuity (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with US GAAP for derivative instruments and hedging activities. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions. These derivatives are classified as Level 3 assets in the fair value hierarchy.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs and GMWBs in the
Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2010, the credit spreads of ING and the Company increased by approximately 150 basis points from December 31, 2009, which contributed to changes in the valuation of the reserves for all investment contract guarantees.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under the combined coinsurance and coinsurance funds withheld reinsurance agreement between the Company and Security Life of Denver International Limited (“SLDI”). As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.

The following investments are reported at values other than fair value on the Balance Sheets and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan’s effective

C-23

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of The State of the Netherlands (the “Dutch State”)
loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

Other investments: Other investments are comprised primarily of investments in joint ventures, accounted for under the equity method, and real estate reported at cost.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”)
and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty

C-24

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the
Company to fund substantially all of the cost of purchasing replacement assets. Cash collateral received is invested in short-term investments, with the offsetting collateral liability included in Borrowed money on the Balance Sheets. At December 31, 2010, the Company did not have any securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2009, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $354.1 and is included in
Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0 and $311.1 at December 31, 2010 and
2009, respectively, and is included in Borrowed money on the Balance Sheets. In addition to the repurchase obligation, at December 31, 2009, the Company held $28.9 in collateral posted by the counterparty in connection with the increase in the value of pledged securities that will be released upon settlement.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2010 and 2009, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2010. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102%
of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At
December 31, 2010 and 2009, the fair value of loaned securities was $139.7 and $163.7, respectively, and is included in Securities pledged on the Balance Sheets.

C-25

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives

The Company’s use of derivatives is limited mainly to economic hedging purposes to reduce the
Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.
Open derivative contracts are reported as either Derivatives or Other liabilities, as appropriate, on the
Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains
(losses) in the Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the
Company’s derivative agreements may be triggered, which could negatively impact overall liquidity.
For the majority of the Company’s counterparties, there is a termination event should the Company’s long-term debt ratings drop below BBB+/Baal.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the Statements of Operations.

In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust. The embedded derivative within the coinsurance funds withheld arrangement is included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contract owners in the
Statement of Operations.

C-26

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DAC and VOBA

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the
Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of

C-27

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-
accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include estimated future hedging and guaranteed benefit costs, surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Reserves

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience. Changes in, or deviations from, the assumptions used can significantly affect the
Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and
GICs.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon.
Deferred annuity crediting rates and reserve interest rates vary by product and ranged from 0% to 7.8%
for the years 2010, 2009, and 2008.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity

C-28

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

plan type, year of issue, and policy duration. For the years 2010, 2009, and 2008, immediate annuity reserve interest rates ranged from 0% to 8.0%.

Reserves for FIAs are computed in accordance with the requirements of FASB ASC Topic 944,
“Financial Services – Insurance”, Topic 815, “Derivatives and Hedging”, and Topic 820, “Fair Value
Measurements and Disclosures”. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of
Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums.

Under the requirements of ASC Topic 944, the Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The additional reserve for such products recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business that meets the requirements for additional reserves as outlined in ASC Topic 944, and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates using rates consistent with the deferred policy acquisition costs model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

GMABs and GMWBs without life contingent payouts are considered to be derivatives under ASC Topic
815 and Topic 820. The additional reserves for these guarantees are recognized at fair value through the
Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

C-29

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Sales Inducements

Sales inducements represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contract owners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contract owner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed.
Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the
Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

§ such separate accounts are legally recognized;

C-30

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

§	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
§	investments are directed by the contractholder;
§	and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of
Operations. The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Deposits and Reinsurance Recoverable

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 8.0% of the Company’s ordinary life insurance in force and 28.0%
of life insurance premium income. The amount of dividends to be paid is determined annually by the
Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $12.1, $12.4, and
$13.7, were incurred during the years ended December 31, 2010, 2009, and 2008, respectively.

Income Taxes

The Company files a consolidated federal income tax return with ING America Insurance Holdings, Inc.
(“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH. The Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby
ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

C-31

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities were as follows as of December 31, 2010.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 1,595.7	$ 19.4	$ 2.4	$ -	$ 1,612.7
U.S. government agencies and authorities	24.2	0.3	0.2	-	24.3
State, municipalities, and political subdivisions	126.5	3.6	11.6	-	118.5

U.S. corporate securities:
Public utilities	1,526.4	83.2	18.4	-	1,591.2
Other corporate securities	7,514.5	366.7	63.2	0.3	7,817.7
Total U.S. corporate securities	9,040.9	449.9	81.6	0.3	9,408.9

Foreign securities(1):
Government	474.6	39.0	4.3	-	509.3
Other	4,742.9	216.7	69.9	0.1	4,889.6
Total foreign securities	5,217.5	255.7	74.2	0.1	5,398.9

Residential mortgage-backed securities	2,028.7	240.8	31.3	67.2	2,171.0
Commercial mortgage-backed securities	2,112.2	125.8	31.8	7.3	2,198.9
Other asset-backed securities	1,213.9	17.8	92.0	32.1	1,107.6

Total fixed maturities, including securities
pledged	21,359.6	1,113.3	325.1	107.0	22,040.8
Less: securities pledged	886.6	17.5	14.7	-	889.4
Total fixed maturities	20,473.0	1,095.8	310.4	107.0	21,151.4
Equity securities	142.1	8.1	0.0	-	150.2
Total investments	$ 20,615.1	$ 1,103.9	$ 310.4	$ 107.0	$ 21,301.6

(1) Primarily U.S. dollar denominated.
(2) Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

C-32

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities were as follows as of December 31, 2009.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital		Fair
	Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
U.S. Treasuries	$ 4,201.0	$ 2.5	$ 80.0	$ -	$ 4,123.5
U.S. government agencies and authorities	26.1	0.1	1.6	-	24.6
State, municipalities, and political subdivisions	47.8	2.2	5.2	-	44.8

U.S. corporate securities:
Public utilities	997.4	57.5	6.9	-	1,048.0
Other corporate securities	4,290.8	247.8	71.8	0.4	4,466.4
Total U.S. corporate securities	5,288.2	305.3	78.7	0.4	5,514.4

Foreign securities(1):
Government	369.8	23.8	8.3	-	385.3
Other	2,880.8	131.7	78.5	0.4	2,933.6
Total foreign securities	3,250.6	155.5	86.8	0.4	3,318.9

Residential mortgage-backed securities	1,713.1	210.7	150.7	70.9	1,702.2
Commercial mortgage-backed securities	3,012.5	25.3	448.2	-	2,589.6
Other asset-backed securities	1,226.0	11.8	316.8	28.4	892.6

Total fixed maturities, including securities
pledged	18,765.3	713.4	1,168.0	100.1	18,210.6
Less: securities pledged	1,079.4	35.3	22.2	-	1,092.5
Total fixed maturities	17,685.9	678.1	1,145.8	100.1	17,118.1
Equity securities	150.8	4.3	0.8	-	154.3
Total investments	$ 17,836.7	$ 682.4	$ 1,146.6	$ 100.1	$ 17,272.4

(1) Primarily U.S. dollar denominated.
(2) Represents other-than-temporary impairments reported as a component of Other comprehensive income (“noncredit impairments”).

At December 31, 2010 and 2009, net unrealized gains (losses) were $689.3 and $(551.2), respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

C-33

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, including securities pledged, as of
December 31, 2010, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 805.0	$ 821.6
After one year through five years	5,775.1	6,018.0
After five years through ten years	5,214.7	5,394.9
After ten years	4,210.0	4,328.8
Mortgage-backed securities	4,140.9	4,369.9
Other asset-backed securities	1,213.9	1,107.6
Fixed maturities, including securities pledged	$ 21,359.6	$ 22,040.8

The Company did not have any investments in a single issuer, other than obligations of the U.S.
government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2010 and 2009.

At December 31, 2010 and 2009, fixed maturities with fair values of $12.4 and $12.1, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including
CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2010 and
2009, approximately 22.9% and 26.1%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2010 and 2009, the Company had $1,579.6 and $1,304.5, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in
Future policy benefits and claims reserves, in the Balance Sheets. At December 31, 2010 and 2009,
assets with a market value of $1,930.1 and $1,657.9, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the
Balance Sheets.

C-34

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the
“Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING
Bank, FSB and ING affiliates within ING Insurance US with a book value of $36.0 billion, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the
Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a
result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the
Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the
Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to
20% of any results on the portfolio. The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s
Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the
Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities
Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the
Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the
Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support
Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s
Designated Securities Portfolio. The Dutch State payment obligation to the Company under the
Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan -
Dutch State obligation on the Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company reduced the unrealized loss balance in Accumulated other comprehensive loss included in Shareholder’s equity by $411.3 and recognized a gain of $117.6, which was reported in Net realized capital losses on the Statements of
Operations.

C-35

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $18.9 was sold for cash to an affiliate, Lion II Custom Investments LLC
(“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the
“Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash
Transfer closed on March 31, 2009, and the Company recognized a gain of $7.9 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses)
on the Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The
Company has reviewed each of its holdings and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity’s economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. The Company provided no non-contractual financial support and its carrying value represents the Company’s exposure to loss. The carrying value of collateralized loan obligations
(“CLOs”) of $2.7 and $2.3 at December 31, 2010 and 2009, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Statements of Operations.

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows at December 31, 2010 and 2009.

C-36

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		2010				2009
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less below amortized
cost	$ 124.6	28.8%	$ 12.4	2.9%	$ 170.1	13.5%	$ 21.2	1.7%
More than six months and twelve
months or less below amortized
cost	2.2	0.5%	0.1	0.0%	259.3	20.4%	200.8	15.8%
More than twelve months below
amortized cost	124.9	28.9%	167.9	38.9%	419.0	33.0%	197.7	15.6%
Total unrealized capital losses	$ 251.7	58.2%	$ 180.4	41.8%	$ 848.4	66.9%	$ 419.7	33.1%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2010 and 2009.

		Six Months		More than
		or Less		Six Months and		More than	Total
		Below		Twelve Months	Twelve Months		Unrealized
		Amortized		or Less Below		Below	Capital
2010		Cost		Amortized Cost	Amortized Cost		Losses
Interest rate or spread widening		$ 128.4		$ 2.1	$ 39.9		$ 170.4
Mortgage and other asset-backed securities			8.6	0.2		252.9		261.7
Total unrealized capital losses		$ 137.0		$ 2.3	$ 292.8		$ 432.1
Fair value		$ 5,096.8		$ 86.9	$ 1,622.6		$ 6,806.3

2009
Interest rate or spread widening		$ 99.3		$ 31.6	$ 122.2		$ 253.1
Mortgage and other asset-backed securities			92.0	428.5		494.5		1,015.0
Total unrealized capital losses		$ 191.3		$ 460.1	$ 616.7		$ 1,268.1
Fair value		$ 5,275.0		$ 1,059.8	$ 2,707.3		$ 9,042.1

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows at
December 31, 2010 and 2009.

C-37

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2010
U.S. Treasuries	$ 677.8	$ 2.4	$ $		$ $		$ 677.8	$ 2.4
U.S. government agencies and
authorities	18.1	0.2					18.1	0.2
U.S. corporate, state, and
municipalities	2,494.7	73.0	37.1	1.0	258.9	19.5	2,790.7	93.5
Foreign	1,277.5	52.8	35.8	1.1	195.4	20.4	1,508.7	74.3
Residential mortgage-backed	472.6	7.2	1.0	0.1	336.5	91.2	810.1	98.5
Commercial mortgage-backed	22.6	0.4	4.3	0.1	390.2	38.6	417.1	39.1
Other asset-backed	133.5	1.0	8.7	0.0	441.6	123.1	583.8	124.1
Total	$ 5,096.8	$ 137.0	$ 86.9	$ 2.3	$ 1,622.6	$ 292.8	$ 6,806.3	$ 432.1

2009
U.S. Treasuries	$ 3,761.2	$ 80.0	$ -	$ -	$ -	$ -	$ 3,761.2	$ 80.0
U.S. government agencies and
authorities	15.2	0.8	8.2	0.8	-	-	23.4	1.6
U.S. corporate, state, and
municipalities	273.8	6.7	108.1	13.5	737.7	64.1	1,119.6	84.3
Foreign	228.1	11.8	107.8	17.3	472.6	58.1	808.5	87.2
Residential mortgage-backed	138.2	46.5	185.1	92.3	253.5	82.8	576.8	221.6
Commercial mortgage-backed	795.5	44.1	534.6	243.1	682.7	161.0	2,012.8	448.2
Other asset-backed	63.0	1.4	116.0	93.1	560.8	250.7	739.8	345.2
Total	$ 5,275.0	$ 191.3	$ 1,059.8	$ 460.1	$ 2,707.3	$ 616.7	$ 9,042.1	$ 1,268.1

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 81.6% of the average book value as of December 31, 2010.

C-38

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31,
2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
Six months or less below amortized cost	$ 5,650.7	$ 49.3	$ 172.3	$ 13.2	585	14
More than six months and twelve months or less
below amortized cost	289.5	18.9	15.9	4.8	46	3
More than twelve months below amortized cost	688.7	541.3	40.6	185.3	95	137
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

2009
Six months or less below amortized cost	$ 6,183.9	$ 396.5	$ 265.1	$ 111.8	282	96
More than six months and twelve months or less
below amortized cost	1,250.9	981.6	68.8	433.2	191	115
More than twelve months below amortized cost	616.0	881.3	27.8	361.4	113	158
Total	$ 8,050.8	$ 2,259.4	$ 361.7	$ 906.4	586	369

	C-39

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2010 and 2009.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2010
U.S. Treasuries	$ 680.2	$ -	$ 2.4	$ -	2	-
U.S. government agencies and authorities	18.3	-	0.2	-	2	-
U.S. corporate, state and municipalities	2,850.0	34.2	84.1	9.4	279	6
Foreign	1,563.7	19.3	69.2	5.1	142	7
Residential mortgage-backed	636.6	272.0	22.1	76.4	121	77
Commercial mortgage-backed	418.6	37.6	22.1	17.0	27	9
Other asset-backed	461.5	246.4	28.7	95.4	153	55
Total	$ 6,628.9	$ 609.5	$ 228.8	$ 203.3	726	154

2009
U.S. Treasuries	$ 3,841.2	$ -	$ 80.0	$ -	21	-
U.S. government agencies and authorities	25.0	-	1.6	-	4	-
U.S. corporate, state and municipalities	1,139.0	64.9	67.8	16.5	220	32
Foreign	712.7	183.0	33.1	54.1	93	30
Residential mortgage-backed	334.8	463.6	35.9	185.7	83	119
Commercial mortgage-backed	1,534.5	926.5	104.2	344.0	96	60
Other asset-backed	463.6	621.4	39.1	306.1	69	128
Total	$ 8,050.8	$ 2,259.4	$ 361.7	$ 906.4	586	369

For the year ended December 31, 2010, unrealized capital losses on fixed maturities decreased by
$836.0. Lower unrealized losses are due to lower yields and the overall tightening of credit spreads since the end of 2009, leading to higher fair value of fixed maturities.

At December 31, 2010, the Company had 1 fixed maturity with an unrealized capital loss in excess of
$10.0. The unrealized capital loss on this fixed maturity equaled $17.8, or 4.1% of the total unrealized losses, as of December 31, 2010. At December 31, 2009, the Company had 19 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $353.9, or 27.9% of the total unrealized losses, as of December 31, 2009.

All investments with fair values less than amortized cost are included in the Company’s other-than-
temporary impairment analysis, and impairments were recognized as disclosed

C-40

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

in “Other-Than-Temporary Impairments,” which follows this section. After detailed impairment analysis was completed, management determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired, and therefore no further other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The following tables identify the Company’s credit-related and intent-related impairments included in the Statements of Operations, excluding noncredit impairments included in Accumulated other comprehensive income (loss), by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. treasuries	$ -	-	$ 114.7	10	$ -	-
U.S. corporate	4.8	19	55.2	55	289.1	230
Foreign(1)	30.7	23	31.1	45	229.4	108
Residential mortgage-backed	24.5	67	78.6	84	289.8	98
Commercial mortgage-backed	23.2	7	70.9	5	107.4	26
Other asset-backed	104.6	54	114.5	44	75.1	67
Equity securities	0.0	1	3.3	5	32.0	12
Public utilities	0.3	5	-	-	-	-
Mortgage loans on real estate	6.3	5	20.9	8	4.8	1
Limited partnerships	-	-	0.4	1	0.5	1
Total	$ 194.4	181	$ 489.6	257	$ 1,028.1	543

(1) Primarily U.S. dollar denominated.

The above tables include $95.5, $171.2, and $369.7 for the years ended December 31, 2010, 2009, and
2008, respectively, in other-than-temporary write-downs related to credit impairments, which are recognized in earnings. The remaining $98.9, $318.4, and $658.4 in write-downs for the years ended
December 31, 2010, 2009, and 2008, respectively, are related to intent impairments.

C-41

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize these intent impairments, which are also recognized in earnings, by type for the years ended December 31, 2010, 2009, and 2008.

	2010		2009		2008
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$ -	-	$ 114.7	10	$ -	-
U.S. Corporate	3.8	18	45.9	41	199.8	178
Foreign(1)	12.8	18	25.6	41	146.5	87
Residential mortgage-backed	6.1	11	2.9	1	142.9	40
Commercial mortgage-backed	3.9	2	70.9	5	107.4	26
Other asset-backed	72.0	35	58.4	13	61.8	32
Public utilities	0.3	5	-	-	-	-
Total	$ 98.9	89	$ 318.4	111	$ 658.4	363

(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security. In late first quarter 2011, the Company changed its intent to hold certain securities and will record other-than-temporary impairments of approximately $50.0.

The following tables identify the noncredit impairments recognized in Accumulated other comprehensive income (loss) by type for the years ended December 31, 2010 and 2009.

	2010		2009
		No of		No of
	Impairment	Securities	Impairment	Securities
U.S. corporate	$ - *	2	$ -	-
Commercial mortgage-backed	17.6	5	-	-
Residential mortgage-backed	22.4	33	28.4	26
Other asset-backed	65.7	16	20.9	15
Total	$ 105.7	56	$ 49.3	41

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments as of December 31,
2010, 2009, and 2008 was $2.3 billion, $2.4 billion, and $2.3 billion, respectively.

C-42

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables identify the amount of credit impairments on fixed maturities for the years ended
December 31, 2010 and 2009, for which a portion of the OTTI was recognized in Accumulated other comprehensive income (loss), and the corresponding changes in such amounts.

	2010	2009
Balance at January 1	$ 123.3	$ -
Implementation of OTTI guidance included in ASC Topic 320(1)	-	92.7
Additional credit impairments:
On securities not previously impaired	20.0	21.7
On securities previously impaired	20.2	13.8
Reductions:
Securities sold, matured, prepaid or paid down	(27.0)	(4.9)
Balance at December 31	$ 136.5	$ 123.3

(1) Represents credit losses remaining in Retained earnings related to the adoption of new guidance on OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2010, 2009, and
2008.

		2010	2009	2008
Fixed maturities		$ 1,182.2	$ 1,240.9	$ 1,361.0
Equity securities, available-for-sale		6.4	21.0	(0.2)
Mortgage loans on real estate		180.8	198.7	223.6
Real Estate		(3.3)	-	-
Policy loans		7.2	7.6	8.8
Short-term investments and cash equivalents		4.1	5.6	4.5
Other		32.1	(1.2)	(53.3)
Gross investment income		1,409.5	1,472.6	1,544.4
Less: investment expenses		53.1	60.2	106.4
Net investment income		$ 1,356.4	$ 1,412.4	$ 1,438.0

	C-43

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of fixed maturities accounted for using the fair value option and derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities, available-for-sale, including net OTTI of
$(187.8), $(465.0), and $(990.8) in 2010, 2009, and 2008,
respectively	$ 11.8	$ (298.0)	$ (976.0)
Fixed maturities at fair value using the fair value option	(14.6)	117.6	0.1
Equity securities, available-for-sale, including net OTTI of $0,
$(3.3), and $(32.0) in 2010, 2009, and 2008, respectively	1.9	6.4	(52.9)
Derivatives	(795.6)	(2,307.2)	(447.5)
Other investments, including net OTTI of $(6.6), $(21.3), and
$(5.3) in 2010, 2009, and 2008, respectively	(9.1)	(15.9)	(5.4)
Net realized capital losses	$ (805.7)	$ (2,497.1)	$ (1,481.7)
After-tax net realized capital losses	$ (580.7)	$ (1,590.2)	$ (1,337.1)

Proceeds from the sale of fixed maturities and equity securities and the related gross realized gains and losses were as follows for the periods ended December 31, 2010, 2009, and 2008.

		2010	2009	2008
Proceeds on sales		$ 6,211.7	$ 5,202.4	$ 6,893.4
Gross gains		243.1	173.3	100.2
Gross losses		37.4	98.3	164.9

	C-44

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.	Financial Instruments

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009.

			2010
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$ 1,552.3	$ 60.4	$ -	$ 1,612.7
U.S government agencies and authorities	-	24.3	-	24.3
U.S. corporate, state and municipalities	-	9,487.3	40.1	9,527.4
Foreign	-	5,389.1	9.8	5,398.9
Residential mortgage-backed securities	-	1,979.5	191.5	2,171.0
Commercial mortgage-backed securities	-	2,198.9	-	2,198.9
Other asset-backed securities	-	458.2	649.4	1,107.6
Equity securities, available-for-sale	136.7	-	13.5	150.2
Derivatives:
Interest rate contracts	2.6	162.5	12.0	177.1
Foreign exchange contracts	-	5.1	-	5.1
Equity contracts	12.4	-	95.3	107.7
Credit contracts	-	3.2	-	3.2
Embedded derivative on reinsurance	-	20.9	-	20.9
Cash and cash equivalents, short-term investments, and short-
term investments under securities loan agreement	1,155.8	-	-	1,155.8
Assets held in separate accounts	44,413.3	-	-	44,413.3
Total	$ 47,273.1	$ 19,789.4	$ 1,011.6	$ 68,074.1

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities (“FIA”)	$ -	$ -	$ 1,165.5	$ 1,165.5
Guaranteed Minimum Withdrawal and Accumulation
Benefits (“GMWB” and “GMAB”)	-	-	77.0	77.0
Embedded derivative on reinsurance
Derivatives:
Interest rate contracts	-	419.2	0.3	419.5
Foreign exchange contracts	-	42.1	-	42.1
Equity contracts	0.8	-	16.0	16.8
Credit contracts	-	0.1	14.4	14.5
Total	$ 0.8	$ 461.4	$ 1,273.2	$ 1,735.4

(1)	Level 3 net assets and liabilities accounted for (0.4)% of total net assets and liabilities measured at fair value on a recurring basis.
Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled (1.2)%.

C-45

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

			2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities including securities pledged:
U.S. Treasuries	$ 4,123.5	$ -	$ -	$ 4,123.5
U.S government agencies and authorities	-	24.6	-	24.6
U.S. corporate, state and municipalities	-	5,559.2	-	5,559.2
Foreign	-	3,318.9	-	3,318.9
Residential mortgage-backed securities	-	659.8	1,042.4	1,702.2
Commercial mortgage-backed securities	-	2,589.6	-	2,589.6
Other asset-backed securities	-	468.7	423.9	892.6
Equity securities, available-for-sale	149.8	-	4.5	154.3
Derivatives:
Interest rate contracts	-	83.0	-	83.0
Foreign exchange contracts	-	14.2	-	14.2
Equity contracts	42.8	-	215.5	258.3
Credit contracts	-	0.3	-	0.3
Embedded derivative on reinsurance	-	38.7	-	38.7
Cash and cash equivalents, short-term investments, and short-
term investments under securities loan agreement	2,245.1	8.0	-	2,253.1
Assets held in separate accounts	42,996.1	-	-	42,996.1
Total	$ 49,557.3	$ 12,765.0	$ 1,686.3	$ 64,008.6

Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities (“FIA”)	$ -	$ -	$ 927.2	$ 927.2
Guaranteed Minimum Withdrawal and Accumulation
Benefits (“GMWB” and “GMAB”)	-	-	73.9	73.9
Embedded derivative on reinsurance	-	-
Derivatives:
Interest rate contracts	-	325.2	-	325.2
Foreign exchange contracts	-	53.0	-	53.0
Equity contracts	3.2	-	13.1	16.3
Credit contracts	-	15.4	90.5	105.9
Total	$ 3.2	$ 393.6	$ 1,104.7	$ 1,501.5

(1)	Level 3 net assets and liabilities accounted for 1.0% of total net assets and liabilities measured at fair value on a recurring basis.
Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 3.2%.

Transfers in and out of Level 1 and 2

Certain US Treasury securities valued by commercial pricing services where prices are derived using market observable inputs have been transferred from Level 1 to Level 2. These securities for the year ended December 31, 2010, include US Treasury strips of

C-46

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

$79.4 in which prices are modeled incorporating a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Valuation of Financial Assets and Liabilities

As described below, certain assets and liabilities are measured at estimated fair value on the Company’s
Balance Sheets. In addition, further disclosure of estimated fair values is included in this Financial
Instruments footnote. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances.
However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement which is determined based on a hypothetical transaction at the measurement date, from a market participant’s perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach,
(ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs.
The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2010, except for the Company’s use of commercial pricing services to value CMO-Bs which commenced in the first quarter of 2010.

C-47

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e.,
Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to changes in derivatives, FIAs, and
GMWBs and GMABs due to their impacts on the Company’s results of operations.

C-48

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31,
2010.

				December 31, 2010
								Change in
								unrealized gain
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	s
								(losses) include
	as of	gains (losses) included in:		issuances, and	in to	out of	as of	d
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ -	$ -	$ (0.6)	$ (1.4)	$ 42.1	$ -	$ 40.1	$ -
Foreign	-		0.4	5.3	4.1		9.8	(0.2)
Residential mortgage-backed securities	1,042.4	(1.1)	(0.4)	(41.9)	13.2	(820.7)	191.5	(6.7)
Commercial mortgage-backed securities							-
Other asset-backed securities	423.9	(104.3)	212.7	(99.7)	216.8	-	649.4	(105.5)
Total fixed maturities, including securities pledged:	1,466.3	(105.4)	212.1	(137.7)	276.2	(820.7)	890.8	(112.4)

Equity securities, available for sale	4.5	(0.7)	0.1	9.6	-	-	13.5	-

Derivatives, net	111.9	(71.3)	-	36.0	-	-	76.6	27.9

Investment contract guarantees:
FIA	(927.2)	(230.0)	-	(8.3)	-	-	(1,165.5)	-
GMWB/GMAB	(73.9)	(7.2)	-	4.1	-	-	(77.0)	-
Total Investment contract guarantees	(1,001.1)	(237.2) (1)	-	(4.2)	-	-	(1,242.5)	-

(1)	This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.
(2)	The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-49

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended
December 31, 2009.

				December 31, 2009
								Change in
								unrealized gai
	Fair Value	Total realized/unrealized		Purchases,	Transfers	Transfers	Fair Value	ns
				issuances, an				(losses) include
	as of	gains (losses) included in:		d	in to	out of	as of	d
	January 1	Net income	OCI	settlements	Level 3(2)	Level 3(2)	December 31	in earnings(3)
Fixed maturities, including securities pledged:
U.S. corporate, state and municipalities	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Foreign							-
Residential mortgage-backed securities	1,978.9	44.6	155.7	(441.4)	-	(695.4)	1,042.4	(9.7)
Commercial mortgage-backed securities							-
Other asset-backed securities	507.3	(1.9)	4.1	(85.6)	-	-	423.9	(31.1)
Total fixed maturities, including securities	2,486.2	42.7	159.8	(527.0)	-	(695.4)	1,466.3	(40.8)
pledged:

Equity securities, available for sale	-	-	0.1	1.6	2.8	-	4.5	-

Derivatives, net	45.2	(111.5)	-	143.1		35.2	112.0	119.9

Investment contract guarantees:
FIA	(638.9)	(151.6)	-	(136.7)	-	-	(927.2)	-
GMWB/GMAB	(153.0)	85.3	-	(6.2)	-	-	(73.9)	-
Total Investment contract guarantees	(791.9)	(66.3) (1)	-	(142.9)	-	-	(1,001.1)	-

(1) This amount is included in Interest credited and other benefits to contract owners on the Statements of Operations. All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-
by-contract basis.
(2)	The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(3)	For financial instruments still held as of December 31. Amounts are included in Net investment income and Net realized capital losses on the Statements of Operations.

C-50

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The transfers out of Level 3 during the year ended December 31, 2010 in Fixed maturities, including securities pledged, are primarily due to the Company’s use of commercial pricing services to value CMO-Bs. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data and have been classified as
Level 2. The CMO-Bs had previously been valued by using the average of broker quotes when more than one broker quote was provided.

The remaining transfers in and out of Level 3 for fixed maturities during the year ended
December 31, 2010, are due to the variation in inputs relied upon for valuation each quarter.
Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

C-51

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2010 and 2009.

		2010		2009
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale, including
securities pledged	$ 21,803.1	$ 21,803.1	$ 18,018.0	$ 18,018.0
Fixed maturities at fair value using the fair value
option	237.7	237.7	192.6	192.6
Equity securities, available-for-sale	150.2	150.2	154.3	154.3
Mortgage loans on real estate	2,967.9	3,036.0	3,413.2	3,285.3
Loan - Dutch State obligation	843.9	795.7	1,026.0	971.4
Limited partnerships/corporations	295.8	295.8	252.6	252.6
Policy loans	122.1	122.1	131.6	131.6
Cash, cash equivalents, Short-term investments, and
Short-term investments under securities loan
agreement	1,155.8	1,155.8	2,253.1	2,253.1
Derivatives	293.1	293.1	355.8	355.8
Other investments	1.8	1.8	3.5	3.5
Deposits from affiliates	1,600.4	1,577.3	1,752.0	1,873.6
Embedded derivative on reinsurance	20.9	20.9	38.7	38.7
Assets held in separate accounts	44,413.3	44,413.3	42,996.1	42,996.1
Liabilities:
Investment contract liabilities:
Deferred annuities	20,819.6	20,272.4	20,188.3	20,766.5
Guaranteed investment contracts and funding
agreements	2,218.3	1,909.5	2,646.5	2,718.3
Supplementary contracts and immediate annuities	803.3	716.8	823.6	782.7
Derivatives	492.9	492.9	500.4	500.4
Investment contract guarantees:
Fixed indexed annuities	1,165.5	1,165.5	927.2	927.2
Guaranteed minimum withdrawal and
accumulation benefits	77.0	77.0	73.9	73.9
Notes to affiliates	435.0	447.2	435.0	426.9

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

C-52

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ASC Topic 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the
Balance Sheets, and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows from the Dutch Strip Yield Curve.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Other investments: The fair value of other investments is estimated based on the Company’s percentage of ownership of third party appraised value for joint ventures and third party appraised value for real estate.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, which are market risk-free rates augmented by credit spreads on current Company credit default swaps. The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to

C-53

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current
Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Mortgage Loans on Real Estate

The Company’s mortgage loans on real estate are summarized as follows at December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Total commercial mortgage loans	$ 2,970.9	$ 3,417.3
Collective valuation allowance	(3.0)	(4.1)
Total net commercial mortgage loans	$ 2,967.9	$ 3,413.2

As of December 31, 2010, all commercial mortgage loans are held-for-investment. The
Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items.
This review ensures properties are performing at a consistent and acceptable level to secure the debt.

C-54

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company has established a collective valuation allowance for probable incurred, but not specifically identified, losses related to factors inherent in the lending process. The changes in the collective valuation allowance were as follows for the years ended December 31, 2010 and
2009.

	2010	2009
	Carrying Value	Carrying Value
Collective valuation allowance for losses, beginning of year(1)	$ 4.1	$ -
Addition to / (release of) allowance for losses	(1.1)	4.1
Collective valuation allowance for losses, end of year	$ 3.0	$ 4.1
(1) Allowance was not recorded prior to 2009.

The commercial mortgage loan portfolio is the recorded investment, prior to collective valuation allowances, by the indicated loan-to-value ratio and debt service coverage ratio, as reflected in the following tables at December 31, 2010 and 2009.

	2010(1)	2009(1)
Loan-to-Value Ratio:
0% - 50%	$ 1,140.4	$ 1,541.0
50% - 60%	707.7	742.5
60% - 70%	903.4	845.0
70% - 80%	197.6	264.9
80% - 90%	21.8	23.9
Total Commercial Mortgage Loans	$ 2,970.9	$ 3,417.3
(1) Balances do not include allowance for mortgage loan credit losses.

	2010(1)	2009(1)
Debt Service Coverage Ratio:
Greater than 1.5x	$ 2,038.3	$ 2,356.1
1.25x - 1.5x	387.9	371.5
1.0x - 1.25x	255.2	284.1
Less than 1.0x	144.0	219.5
Mortgages secured by loans on land or construction loans	145.5	186.1
Total Commercial Mortgage Loans	$ 2,970.9	$ 3,417.3
(1) Balances do not include allowance for mortgage loan credit losses.

The Company believes it has a high quality mortgage loan portfolio with 100% of commercial mortgages classified as performing. The Company defines delinquent commercial mortgage loans consistent with industry practice as 60 days past due. As of December 31, 2010, there were no commercial loans classified as delinquent. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is

C-55

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

discontinued. Interest accrual is not resumed until past due payments are brought current. At
December 31, 2010, there were no commercial mortgage loans on nonaccrual status.

All commercial mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

The carrying values and unpaid principal balances (prior to any charge-off) of impaired commercial mortgage loans were as follows for the years ended December 31, 2010 and 2009.

	2010	2009
	Carrying Value	Carrying Value
Impaired loans without valuation allowances	$ 16.5	$ 48.2

Unpaid principal balance of impaired loans	$ 18.7	$ 65.0

Derivative Financial Instruments

See the Organization and Significant Accounting Policies footnote for disclosure regarding the
Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products against rising interest rates.

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the
Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

C-56

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Total return swaps: Total return swaps are used to hedge against a decrease in variable annuity account values, which are invested in certain funds. The difference between floating-rate interest amounts calculated by reference to an agreed upon notional principal amount is exchanged with other parties at specified intervals.

Forwards: Certain forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards). The Company also uses currency forward contracts to hedge policyholder liabilities in variable annuity contracts which are linked to foreign indexes. The currency fluctuations may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the
Company incurring an expense for guaranteed benefits in excess of account values. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense.

Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.
In addition, the Company has entered into a coinsurance with funds withheld arrangement which contains

C-57

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

an embedded derivative whose fair value is based on the change in the fair value of the underlying assets held in trust.

The notional amounts and fair values of derivatives were as follows as of December 31, 2010 and 2009.

		2010			2009
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Derivatives: Qualifying for hedge
accounting(1)
Interest rate contracts	79.5	$ 0.5	$ 7.2	114.0	$ -	$ 8.7
Foreign exchange contracts	25.4	-	0.2	-	-	-
Equity contracts	-	-	-	-	-	-
Credit contracts	-	-	-	-	-	-
Derivatives: Non-Qualifying for
hedge accounting(1)
Interest rate contracts	17,450.9	176.6	412.3	6,773.3	83.0	316.5
Foreign exchange contracts	908.4	5.1	41.9	815.8	14.2	52.9
Equity contracts	9,269.8	107.7	16.8	10,344.0	258.3	16.3
Credit contracts	333.8	3.2	14.5	358.9	0.3	106.0

Embedded derivatives:
Within retail annuity products(2)		-	1,242.5		-	1,001.1
Within reinsurance agreement (2)		20.9	-		38.7	-
Total		$ 314.0	$ 1,735.4		$ 394.5	$ 1,501.5

N/A - Not applicable.
(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Condensed Balance Sheets.
(2)	The fair values of embedded derivatives within retail annuity products and reinsurance agreements are reported in
Future policy benefits and claim reserves on the Condensed Balance Sheets.

C-58

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2010 and
2009.

	2010	2009
Derivatives: Qualifying for hedge accounting (1)	$ $
Interest rate contracts	(3.3)	(1.8)
Foreign exchange contracts	-	-
Equity contracts
Credit contracts
Derivatives: Non-Qualifying for hedge accounting (1)
Interest rate contracts	50.8	(183.8)
Foreign exchange contracts	9.3	(38.2)
Equity contracts	(853.4)	(2,070.4)
Credit contracts	1.0	(12.9)

Embedded derivatives:
Within retail annuity products(2)	237.2	(66.3)
Within reinsurance agreement (2)	(17.8)	38.7
Total	$ (576.2)	$ (2,334.7)

*	Less than $0.1.
(1)	Changes in value are included in Net realized capital losses on the Condensed Statements of Operations.
(2)	Changes in value are included in Interest credited and other benefits to contract owners on the Condensed
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the
Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and
Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the
Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the
Company are the source of noncash collateral posted, which is reported in Securities pledged on the
Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At
December 31, 2010, the fair value of credit default swaps of $3.2 and $14.5 was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. At December 31, 2009, the fair value of credit default swaps of $0.3 and $106.0

C-59

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

was included in Derivatives and Other liabilities, respectively, on the Balance Sheets. As of
December 31, 2010 and 2009, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $308.1 and $122.9, respectively.

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$ 3,718.0	$ 4,205.5	$ 2,908.4
Deferrals of commissions and expenses	197.4	411.7	781.7
Amortization:
Amortization	(616.9)	171.7	(814.9)
Interest accrued at 5% to 6%	230.2	191.3	146.4
Net amortization included in the Statements of Operations	(386.7)	363.0	(668.5)
Change in unrealized capital gains/losses on available-for-sale
securities	(373.7)	(1,262.2)	1,098.2
Effect of variable annuity guaranteed living benefits
reinsurance	-	-	85.7
Balance at December 31	$ 3,155.0	$ 3,718.0	$ 4,205.5

The estimated amount of DAC amortization expense, net of interest, is $157.9, $245.4, $327.7, $397.2, and $377.1, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Activity within VOBA was as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Balance at January 1	$ 113.4	$ 195.1	$ 128.7
Amortization:
Amortization	(30.1)	(7.5)	(18.7)
Interest accrued at 5% to 6%	5.2	6.7	6.7
Net amortization included in the Statements of Operations	(24.9)	(0.8)	(12.0)
Change in unrealized capital gains/losses on available-for-sale
securities	(20.4)	(80.9)	78.4
Balance at December 31	$ 68.1	$ 113.4	$ 195.1

C-60

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, is $7.7, $8.6, $8.9, $8.6, and $7.9, for the years 2011, 2012, 2013, 2014, and 2015, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The Net amortization of DAC and VOBA increased for the year ended December 31, 2010 driven by higher actual gross profits mainly resulting from improved net realized capital losses.

During 2010, 2009, and 2008, the Company adjusted its projections for future gross profits due to actual experience in the year, adjusted its k-factor for the impact of current period gross profit variances, and revised and unlocked certain assumptions for its fixed and variable annuity products. These adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 2010, 2009, and 2008.

	2010	2009	2008
Impact of separate account growth and contract owner withdrawal
behavior different from assumptions	$ 114.2	$ (324.1)	$ 491.8
Impact of current year gross profit variances	(40.2)	342.6	227.2
Unlock of mortality, lapse, expense and mutual fund sharing
assumptions	(81.6)	88.9	(40.1)
Impact of refinements of gross profit projections	117.6	(0.9)	302.0
Total unlocking effect on Amortization of DAC and VOBA	$ 110.0	$ 106.5	$ 980.9

5.	Sales Inducements

During the year ended December 31, 2010, the Company capitalized and amortized $46.9 and $(110.8), respectively, of sales inducements. During the year ended December 31, 2009, the Company capitalized and amortized $65.7 and $(222.5), respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $665.9 and $810.2 as of December 31, 2010 and 2009, respectively.

6.	Capital Contributions, Dividends and Statutory Information

The Company’s ability to pay dividends to its parent is subject to the prior approval of the State of Iowa
Insurance Division (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the
Company’s earned statutory surplus at the prior year end or (2) the Company’s prior year statutory net gain from operations.

C-61

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

During 2010 and 2009, the Company did not pay any dividends or return of capital distributions to its
Parent. During 2008, the Company paid its Parent a cash return of capital distribution in the amount of
$900.0.

During the year ended December 31, 2010, the Company received $749.0 in capital contributions from its Parent. On November 12, 2008, ING issued to The State of the Netherlands (the “Dutch State”) non-
voting Tier 1 securities for a total consideration of EUR 10 billion. On February 24, 2009, $2.2 billion was contributed to the direct and indirect insurance company subsidiaries of ING AIH, of which $835.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch State and the redistribution of currently existing capital within ING. During 2008, the
Company received a $1.1 billion capital contribution from its Parent.

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss)
was $(384.4), $(638.3), and $(831.4), for the years ended December 31, 2010, 2009, and 2008, respectively. Statutory capital and surplus was $1,724.7 and $1,486.1 as of December 31, 2010 and
2009, respectively.	As prescribed by statutory accounting practices, statutory surplus as of
December 31, 2009 included the impact of a $239.0 capital contribution received by the Company from its immediate Parent on February 19, 2010.

The Division has the ability to ease certain reserving requirements at its discretion. Due to the reduction in liquidity and the limited availability of letters of credit confirming banks, the Department allowed the
Company to accept unconfirmed letters of credit of up to $320.0 for reinsurance transactions. This allowed the Company to take the full reserve relief for reinsurance transactions with unconfirmed letters of credit. This reserve relief was available for the period from December 31, 2008 through July 1, 2010 and is not a permitted practice.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 - Variable Annuity
Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting.
Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Division to grade-in the impact of higher reserve over a three year period. During 2009, the Company elected this grade-in provision as allowed under AG43 and as approved by the Division. The impact of the grade-in for the year ended December 31, 2009 was an increase in reserves and a corresponding decrease in statutory surplus of $79.2. Since the AG43 reserves as of December 31, 2010 were lower than reserves established under previous standards, the Company did not elect the grade in provision.

C-62

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. To temper this positive RBC impact, and as a temporary measure at December 31, 2009 only, a 5% pre-tax RBC charge must be applied to the additional admitted deferred tax assets generated by SSAP 10R. The adoption for 2009 had a
December 31, 2009 sunset; however, during 2010, the 2009 adoption, including the 5% pre-tax RBC charge, was extended through December 31, 2011. The effects on the Company’s statutory financial statements of adopting this change in accounting principle were increases to total assets and capital and surplus of $70.4 and $85.6 as of December 31, 2010 and 2009, respectively. This adoption had no impact on total liabilities or net income.

7.		Additional Insurance Benefits and Minimum Guarantees

Under the requirements of ASC Topic 944, the Company calculates reserve liabilities for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”), guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal for life benefit (LifePay “LP” and LifePay Plus “LPP”), guaranteed minimum accumulation benefits
(“GMAB”) and guarantee minimum withdrawal benefits without lifetime guarantees (“GMWB”)
additional reserves at December 31, 2010.

	Area	Assumptions/Basis for Assumptions
	Data used	Based on 1000 investment performance scenarios

	Mean investment performance	GMDB:
The mean investment performance varies by fund group. In general we group all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall mean separate account return is 8.125%. The general account fixed portion is a small percentage of the overall total.

C-63

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

GMIB / LP/LPP:
8.125% based on a single fund group.

AB/WB:
Zero rate curve

Volatility	GMDB: 15.76%
GMIB / LP/LPP: 16.53%
AB/WB: Blended 1 year implied forward volatilities for GMAB/WB. The volatilities range between 6.1% and 36.03% base on fund type.

Mortality	Depending on Guaranteed Living Benefit Type, product, and issue year we use 55% to
80% of the SoA 90-95 ultimate mortality table. This percentage grade to 100% over the ages of 80 to 120.

Lapse rates	Vary by contract type and duration; range between 1.0% and 30.0%.

Discount rates	GMDB and GMIB/LP/LPP:
5.5%, based on management’s best estimate of the long term credited rate of return

AB/WB:
Zero rate curve + ING Bond spread; the ING Bond spread varies between 1.486% and
2.575%

The calculation of the GMIB, LP, and LPP liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed benefit reserves.

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account liabilities subject to the requirements for additional reserve liabilities under ASC
Topic 944 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2010 and 2009, and the paid and incurred amounts by type for the years ended December 31, 2010 and 2009, were as follows:

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
Separate account liability at
December 31, 2010	$ 44,413.3	$ 1,442.6	$ -	$ -
Separate account liability at
December 31, 2009	$ 42,996.1	$ 1,602.6	$ 15,418.6	$ 15,480.8

Additional liability balance:
Balance at January 1, 2009	$ 565.4	$ 153.0	$ -	$ -
Incurred guaranteed benefits	83.7	(79.1)	-	-
Paid guaranteed benefits	(171.5)	-	-	-
Balance at December 31, 2009	$ 477.6	$ 73.9	$ -	$ -
Incurred guaranteed benefits	21.4	13.8	-	-
Paid guaranteed benefits	(125.1)	(10.7)	-	-
Balance at December 31, 2010	$ 373.9	$ 77.0	$ -	$ -

C-65

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of December 31, 2010 and 2009.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
2010
Net amount at risk, net of reinsurance	$ 6,918.5	$ 52.4	$ -	$ -
Weighted average attained age	67	62	-	-

2009
Net amount at risk, net of reinsurance	$ 9,108.7	$ 104.9	$ -	$ -
Weighted average attained age	65	68	-	-

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2010 and
2009 was $44.4 billion and $43.0 billion, respectively.

8.	Income Taxes

Income tax expense (benefit) consisted of the following for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Current tax expense (benefit):
Federal	$ 622.9	$ (357.2)	$ (754.9)
Total current tax expense (benefit)	622.9	(357.2)	(754.9)
Deferred tax expense:
Federal	(678.0)	220.7	509.7
Total deferred tax (benefit) expense	(678.0)	220.7	509.7
Total income tax benefit	$ (55.1)	$ (136.5)	$ (245.2)

C-66

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2010, 2009, and
2008.

	2010	2009	2008
Income (loss) before income taxes	$ 26.2	$ (133.3)	$ (1,626.4)
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	9.2	(46.6)	(569.2)
Tax effect of:
Dividend received deduction	(75.9)	(53.7)	(48.9)
Tax valuation allowance	64.0	(35.6)	379.1
Audit settlement	(49.2)	0.1	-
Tax credits	(3.5)	(1.0)	(5.0)
Other	0.3	0.3	(1.2)
Income tax benefit	$ (55.1)	$ (136.5)	$ (245.2)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2010 and 2009, are presented below.

	2010	2009
Deferred tax assets:
Future policy benefits	$ 503.4	$ 505.3
Goodwill	1.0	2.4
Investments	839.0	367.7
Employee compensation and benefits	43.2	39.7
Unrealized losses	-	125.1
Other	84.0	70.4
Total gross assets before valuation allowance	1,470.6	1,110.6
Less: valuation allowance	(199.6)	(308.6)
Assets, net of valuation allowance	1,271.0	802.0
Deferred tax liabilities:
Deferred policy acquisition costs	(1,231.3)	(1,445.4)
Unrealized gains	(139.3)	-
Value of business acquired	(31.3)	(39.3)
Other	(50.1)	(84.8)
Total gross liabilities	(1,452.0)	(1,569.5)
Net deferred income tax liability	$ (181.0)	$ (767.5)

Net unrealized capital gains (losses) are presented as a component of other comprehensive income (loss)
in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. At December 31, 2010 and 2009, the Company had a tax valuation allowance of $187.5 and
$303.5, respectively, related to realized and unrealized capital

C-67

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

losses. As of December 31, 2010 and 2009, the Company had a full tax valuation allowance of $12.1 and $5.1, respectively, related to foreign tax credits, the benefit of which is uncertain. The change in net unrealized capital gains (losses) includes an increase (decrease) in the tax valuation allowance of
$(173.0), $(64.7), and $17.1 for the years ended December 31, 2010, 2009, and 2008, respectively.

Tax Sharing Agreement

The Company had a payable to ING AIH of $79.2 and $69.0 at December 31, 2010 and 2009,
respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31,
2010 and 2009 are as follows:

	2010	2009
Balance at beginning of period	$ 60.3	$ 64.9
Additions for tax positions related to the current year	-	9.1
Additions for tax positions related to prior years	28.0	3.2
Reductions for tax positions related to prior years	(60.2)	(16.9)
Reductions for settlements with taxing authorities	(0.1)	-
Balance at end of period	$ 28.0	$ 60.3

The Company had $2.7 and $53.4 of unrecognized tax benefits as of December 31, 2010 and 2009, respectively, that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax benefit on the Balance Sheets and Statement of Operations, respectively.
The Company had accrued interest of $0.0 and $4.4 as of December 31, 2010 and 2009, respectively.
The decrease during the tax period ended December 31, 2010 is primarily related to the settlement of the
2004-2008 federal audits.

Tax Regulatory Matters

In September 2010, the IRS completed its examination of the Company’s returns through tax year 2008.
The provision for the year ended December 31, 2010 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the

C-68

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

activities of the IRS with respect to certain issues with other taxpayers and the merits of the Company’s position.

The Company is currently under audit by the IRS for tax years 2009 and 2010 and it is expected that the examination of tax year 2009 will be finalized within the next twelve months. Upon finalization of the
IRS examination it is reasonably possible that the unrecognized tax benefits will decrease by up to
$25.3. The timing of the payment of the remaining allowance of $2.7 cannot be reliably estimated. The
Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for the
tax years 2009 and 2010.

9.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas
Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. The Retirement Plan was amended and restated
effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America
filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1,
2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is
responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’
participation in the Retirement Plan were $11.0, $15.7, and $10.8, for the years ended 2010, 2009, and
2008, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”).
Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other

C-69

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. The Savings Plan was amended effective January 1, 2011, to permit Roth 401(k) contributions to be made to the Plan. ING North
America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the
PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $2.4, $4.2, and $5.6, for the years ended December 31, 2010, 2009, and 2008, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess
Plan (collectively, the “SERPs”). Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-70

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations, fair value of plan assets, and funded status, for the SERPs for the years ended December 31, 2010 and 2009.

	2010	2009
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$ 25.9	$ 21.7
Interest cost	1.5	1.2
Benefits paid	(1.2)	(1.2)
Actuarial gain on obligation	(0.6)	4.3
The effect of any curtailment or settlement	(0.1)	(0.1)
Projected benefit obligation, December 31	$ 25.5	$ 25.9

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$ -	$ -

Amounts recognized in the Consolidated Balance Sheets consist of:

	2010	2009
Accrued benefit cost	$ (25.5)	$ (25.9)
Accumulated other comprehensive income	7.5	9.1
Net amount recognized	$ (18.0)	$ (16.8)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2010 and 2009, benefit obligation for the SERPs were as follows:

	2010	2009
Discount rate at end of period	5.50%	6.00%
Rate of compensation increase	3.00%	1.50%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 5.5% was the appropriate discount rate as of December 31,
2010, to calculate the Company’s accrued benefit liability.

C-71

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2010	2009	2008
Discount rate	6.00%	6.00%	6.50%
Rate of increase in compensation levels	3.00%	1.50%	4.20%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs for the years ended December 31, 2010, 2009, and 2008, were as follows:

	2010	2009	2008
Interest cost	$ 1.5	$ 1.3	$ 1.3
Net actuarial loss recognized in the year	0.8	0.4	0.4
Net periodic benefit cost	$ 2.3	$ 1.7	$ 1.7

Cash Flows

In 2011, the employer is expected to contribute $1.4 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2011 through 2015, and thereafter through 2020, are estimated to be $1.4, $1.4, $1.4, $1.4, $1.5, and $7.7, respectively.

Stock Option and Share Plans

Through 2010, ING sponsored the ING Group Long-Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Executive Board with options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository
Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date.
Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age
55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter

C-72

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S.
dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by
ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company was allocated from ING compensation expense for the leo options and performance shares of $2.6, $4.5, and $5.3, for the years ended December 31, 2010, 2009, and 2008, respectively.

For leo, the Company recognized minimal tax benefits in 2010 and 2009, and $0.7 in 2008.

Commencing in 2011, ING introduced a new long-term equity and deferred bonus plan, the Long-Term
Sustainable Performance Plan (“LSPP”). The terms applicable to an award under the LSPP will be set out in a grant agreement which is signed by the participant when he or she accepts the award. The LSPP will provide employees of the Company who are selected by the ING Executive Board with performance shares and

C-73

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

will also require deferral of discretionary incentive bonus awards in excess of EUR 100,000. The performance shares awarded under the LSPP will be a contingent grant of ING ADR units and on settlement, the participant will have the right to either receive ING ADR units in kind or a cash amount equal to the closing price per ING share on the Euronent Amsterdam Stock Market on the settlement date times the number of vested ADR units, subject to achievement during the vesting period of performance targets based on return of equity and employee engagement. The excess bonus amount will be held in deferred ING ADR units or in a deferred cash account, or some combination thereof, depending on the total amount of the incentive bonus award, generally subject to vesting in three equal tranches over the three year period commencing on the date of incentive bonus payment. Unlike the leo plan, no options on ING shares in the form of ADRs will be granted under the LSPP. To vest in performance shares, deferred shares or deferred cash, an employee must generally be actively employed on the settlement date, although immediate full and partial vesting in the event of normal age or early retirement, death or disability, or termination due to redundancy or business divestiture will occur, similar to the vesting treatment in the leo plan.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service
Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective
October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1,
2009. The Company continues to offer access to medical coverage until retirees become eligible for
Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The ING Americas Deferred Compensation Savings Plan is a deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the
Company related to all of these plans for the years ended December 31, 2010, 2009, and 2008, were
$2.1, $5.8, and $8.2, respectively.

C-74

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

	¡	Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2010, 2009, and
2008, commissions were incurred in the amounts of $204.3, $268.0, and $603.8, respectively.
	¡	Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $49.0, $51.0, and $85.9, respectively.
	¡	Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the
Company’s variable insurance products. For the year ended December 31, 2010, revenue under the DSL intercompany agreement was $146.9. Prior to January 1, 2010, the Company was a party to a service agreement with DSL pursuant to which the Company provided managerial and supervisory services to DSL and earned a fee. This service agreement was terminated as of
January 1, 2010. For the years ended December 31, 2009 and 2008, revenue for these services was
$123.2 and $139.2, respectively.
	¡	Intercompany agreement with IIM pursuant to which IIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues IIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the
Company’s variable insurance products. For the year ended December 31, 2010, revenue under the IIM intercompany agreement was $32.0.
	¡	Services agreements with ING North America, dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2010, 2009, and 2008, expenses were incurred in the amounts of $91.6, $77.1, and $93.0, respectively. Effective October 1, 2010, the services agreement with ING North America dated January 1, 2001, was amended in order for the
Company to provide ING North America with use of the corporate office

C-75

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the “Atlanta Office”) in exchange for ING
North America’s payment of the Company’s direct and indirect costs for the Atlanta Office.

¡	Services agreement between the Company and its U.S. insurance company affiliates dated
January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended
December 31, 2010, 2009, and 2008, expenses related to the agreements were incurred in the amount of $31.0, $26.3, and $21.6, respectively.
¡	Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of
New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1,
2003, amended effective August 1, 2004, in which the Company and affiliates provide services to
RLNY. For the years ended December 31, 2010, 2009, and 2008, revenue related to the agreement was $2.1, $3.1, and $6.5, respectively.
¡	ING Advisors Network, a group of broker-dealers formerly affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2010, 2009, and
2008, ING Advisors Network sold new contracts of $117.5, $442.2, and $1,411.3, respectively.
Certain of these affiliated broker-dealers were sold to Lightyear Capital LLC effective February 1,
2010.
¡	Services agreement between the Company, Security Life of Denver Insurance Company (“SLD”),
an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and SLD with respect to its Financial Products unit.
For the years ended December 31, 2010, 2009, and 2008, the Company incurred expenses of $4.8,
$7.6, and $8.9, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly-owned subsidiary of its Parent.

Reinsurance Agreements

Reinsurance Ceded

Waiver of Premium – Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, Security Life of Denver International Limited (“SLDI”). Under the terms of the agreement, the
Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from ReliaStar Life Insurance Company (“RLI”), an affiliate, related to the

C-76

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under “Reinsurance Assumed” below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the
Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 letter of credit to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of
$17.9 based on the difference between the premium paid and the ceded US GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2010, the value of the funds withheld liability under this agreement was $191.3, which is included in Other liabilities on the Balance Sheets.

Group Term Life – Monthly Renewable Term

Effective June 30, 2009, the Company entered into a monthly renewable term (“MRT”) reinsurance agreement with Canada Life Assurance Company (“Canada Life”), an unaffiliated Canadian insurance company. Under the terms of the agreement, the Company ceded 90% of its net retained in-force block of group term life business and any new group term life business assumed from RLI, an affiliate, to
Canada Life. The coinsurance agreement is accounted for using the deposit method. Effective October 1,
2010, the treaty was amended to discontinue ceding the group life waiver of premium business.

Guaranteed Living Benefit – Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with its affiliate,
SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1,
2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended
December 31, 2010 and 2009, revenue related to the agreement was $11.9 and $10.5, respectively.

Effective July 1, 2009, the reinsurance agreement was amended to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company, and the Company deposited those assets into a funds withheld trust account. As of December 31, 2010, assets totaling $3.3 billion remain on deposit in the trust

C-77

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

account. The Company also established a corresponding funds withheld liability to SLDI, which is included in Other liabilities on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, ING Investment Management LLC, as subadviser for the funds withheld account.

At December 31, 2010 and 2009, the value of reserves ceded by the Company under this agreement was
$955.4 and $878.6, respectively. In addition, a cost of reinsurance in the amount of $355.9 and $372.8 at December 31, 2010 and 2009, respectively, is included in Other assets on the Balance Sheets and is amortized over the reinsurance period.

Multi-year Guaranteed Fixed Annuity – Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, Security
Life of Denver Insurance Company (“SLD”). Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31,
2003. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $21.4, $17.9, and $19.9 for the years ended December 31, 2010, 2009, and 2008, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life – Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate,
SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2010 and 2009, the value of reserves ceded by the Company under this agreement was $18.1 and $17.8, respectively.

C-78

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes to SLD, from time to time, certain GICs on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business, which is facilitated by the fact that SLD is also a major GIC issuer. Senior management of the Company has established a current maximum of $4.0 billion for GIC reserves ceded under this agreement.

The value of GIC reserves ceded by the Company under this agreement was $40.0 and $47.5 at
December 31, 2010 and 2009, respectively.

Reinsurance Assumed

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31,
2009 and certain level premium term life insurance policies assumed by RLI from ReliaStar Life
Insurance Company of New York under an Automatic Coinsurance Agreement effective March 1, 2008.
Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

There was no initial consideration received by the Company from RLI under this agreement. The
Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of
$0.5 is included in Future policy benefits and claims reserves on the Balance Sheets. The fee is accrued for and subsequently settled in cash each quarterly accounting period.

Individual Life – Yearly Renewable Term

Effective December 1, 2008 and December 31, 2008, respectively, the Company entered into two yearly renewable term reinsurance agreements with its affiliate, RLI, for an indefinite duration. Under the terms of the agreements, the Company assumed 100% of

C-79

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

RLI’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

¡	Individual life policies issued by RLI and previously assumed by RLI from ReliaStar Life
Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
¡	In force individual life policies issued by RLI, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

the Company received initial consideration of $3.9 from RLI. Thereafter, the Company receives monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2010 and 2009, the value of the reserves assumed by the Company under these agreements was $9.6 and $9.2, respectively.

Group Annual Term – Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with
RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI’s net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged.
(Please see also description of Waiver of Premium - Coinsurance Funds Withheld Agreement between the Company and SLDI under “Reinsurance Ceded” above).

As of December 31, 2010 and 2009, the value of the reserves assumed by the Company under this agreement was $465.5 and $467.2, respectively. In addition, as of December 31, 2010, the Company had an embedded derivative with a value of $8.5, which is recorded in Other liabilities on the Balance
Sheets

C-80

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Group Life – Funds Withheld

Effective December 31, 2008, the Company entered into a funds withheld agreement with RLI pursuant to which the Company assumed 100% quota share of RLI’s net retained liability under assumed group life reinsurance in-force. Effective January 1, 2010 and as a result of the sale of ING’s U.S. Group
Reinsurance business to Reinsurance Group of America, this agreement was terminated.

The initial premium of $60.0 for this agreement was equal to the net Statutory reserve assumed by the
Company. Thereafter, premiums were equal to the total earned reinsurance premiums collected by RLI, less a ceding commission. RLI retained all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses were offset. Net settlements were made on a monthly basis. In addition, the Company provided reserve credit (in the excess of the funds withheld balance) to RLI through either a cash deposit or letter of credit. As of December 31,
2010 and 2009, the value of the reserves assumed by the Company under this agreement was $0 and
$58.2, respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business.
Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company’s statutory net admitted assets, excluding
Separate Accounts, as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $0.0, $0.4, and $1.3, for the years ended December 31, 2010, 2009, and 2008, respectively. The Company earned interest income of $1.2,
$1.7, and $2.8, for the years ended December 31, 2010, 2009, and 2008, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2010 and 2009, the Company had an outstanding receivable of $593.6 and $545.5, respectively, with ING AIH under the reciprocal loan agreement.

Total Return Swap

During December 2010, the Company entered into a series of interest rate swaps with external counterparties. The Company also entered into a short-term mirror total return swap (“TRS”) transaction with ING Verzekeringen N.V. (“ING V”), its indirect parent

C-81

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

company. The outstanding market value of the TRS was $11.6 at December 31, 2010. The TRS matured January 3, 2011.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%.
Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa
Insurance Commissioner. Interest expense was $2.8 for each of the years ended December 31, 2010,
2009, and 2008, respectively.

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0
(the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and
Annuity Company, RLI, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 for each of the years ended December 31, 2010, 2009, and
2008, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement,
Lion issued a promissory note to its indirect parent company, ING Verzekeringen N.V. (“ING V”), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2011, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

C-82

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Proprietary Alpha Fund

The ING Proprietary Alpha Fund, LLC (“PAF”) is a multi-strategy investment fund established in 2007 as a U.S. domiciled limited liability company managed by ING Alternative Asset Management LLC
(“IAAM”), an affiliate. The investment strategies within PAF include both long and short exposures to various investments and utilize various fixed income, equity, and derivative financial instruments. In
September 2007, ING USA invested $125.0 into PAF. The value of the Company’s investment in PAF was $13.4 and $13.7 at December 31, 2010 and 2009, respectively.

Derivatives

As of December 31, 2010 and 2009, the Company had options with a notional amount of $382.6 and
$260.0, respectively, and market value of $14.0 and $12.1, respectively, with ING Bank, an affiliate.
Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

11.	Financing Agreements

The Company maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New
York (“BONY”). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the years ended December 31, 2010, 2009, and 2008. At December 31, 2010
and 2009, the Company had no amounts outstanding under the revolving note facility.

Also see Financing Agreements in the Related Party Transactions footnote.

12.	Reinsurance

At December 31, 2010, the Company had reinsurance treaties with 15 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The
Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities, and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliate, RLI, related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

C-83

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance ceded in force for life mortality risks was $170.4 billion and $186.4 billion at December 31,
2010 and 2009, respectively.

	2010	2009
Claims recoverable from reinsurers	$ 14.4	$ 9.3
Amounts due to reinsurers	(26.2)	(26.1)
Reinsurance reserves ceded	1,368.7	1,068.9
Deposits	1,600.4	1,752.0
Reinsurance receivable	508.6	532.2
Other	15.5	13.7
Total	$ 3,481.4	$ 3,350.0

Premiums and Interest credited and other benefits to contract owners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Deposits ceded (assumed) under reinsurance	$ 829.1	$ (2,034.2)	$ 1,632.0
Premiums ceded under reinsurance	260.0	94.4	2.1
Reinsurance recoveries	7.0	9.1	1,212.6

Also see Reinsurance Agreements in the Related Party Transactions footnote.

13.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2010, 2009, and 2008, rent expense for leases was $8.4, $9.2, and
$9.8, respectively. The future net minimum payments under noncancelable leases for the years ended
December 31, 2010 through 2014 are estimated to be $5.8, $6.7, $7.3, $7,4, and $7.1, respectively, and
$8.4, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to

C-84

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2010, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $529.2, of which $153.0 was with related parties. At December 31, 2009, the
Company had off-balance sheet commitments to purchase investments equal to their fair value of
$354.6, of which $193.0 was with related parties. During 2010 and 2009, $41.0 and $19.5, respectively, was funded to related parties under these commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA
Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the
Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31,
2010 and 2009, the Company held $57.9 and $32.1, respectively, of cash collateral, related to derivative contracts, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets. In addition, as of December 31, 2010 and 2009, the Company delivered collateral of $749.7 and $574.6, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the
Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters

As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-
regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. Some of these investigations and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company or its affiliates to adverse consequences, including, but not

C-85

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

limited to, settlement payments, penalties, fines, and other financial liability. It is not currently anticipated that the outcome of any such action will have a material adverse effect on ING or ING’s
U.S.-based operations, including the Company. It is the practice of the Company and its affiliates to cooperate fully in these matters.

14.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive loss as of
December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital (losses) gains:
Fixed maturities	681.2	$ (554.7)	$ (3,234.0)
Derivatives	0.3	-	-
Equity securities, available-for-sale	8.1	3.5	(3.7)
DAC/VOBA adjustment on available-for-sale securities	(458.3)	(64.3)	1,139.7
Sales inducements adjustment on available-for-sale securities	(80.5)	(0.1)	102.2
Other investments	(35.7)	(25.0)	(6.2)
Unrealized capital losses, before tax	115.1	(640.6)	(2,002.0)
Deferred income tax asset	19.8	111.3	670.9
Net unrealized capital (losses) gains	134.9	(529.3)	(1,331.1)
Pension liability, net of tax	(2.6)	(3.2)	(2.6)
Accumulated other comprehensive loss	$ 132.3	$ (532.5)	$ (1,333.7)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Fixed maturities	$ 1,236.2	$ 2,679.3	$ (3,111.7)
Equity securities, available-for-sale	4.6	7.2	1.8
DAC/VOBA adjustment on available-for-sale securities	(394.0)	(1,204.0)	1,176.6
Sales inducements adjustment on available-for-sale securities	(80.4)	(102.3)	101.7
Other investments	(10.7)	0.9	0.2
Unrealized capital gains (losses), before tax	755.7	1,381.1	(1,831.4)
Deferred income tax (liability) asset	(264.5)	(483.4)	641.0
Net change in unrealized capital gains (losses)	$ 491.2	$ 897.7	$ (1,190.4)

C-86

ING USA Annuity and Life Insurance Company
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in unrealized capital gains on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC,
VOBA, and income taxes, were as follows for the years ended December 31, 2010, 2009, and 2008.

	2010	2009	2008
Net unrealized capital holding (losses) gains arising during the
year (1)	$ 500.6	$ 717.7	$ (1,877.2)
Less: reclassification adjustment for (losses) gains and other items
included in Net (loss) income (2)	9.4	(180.0)	(686.8)
Net change in unrealized capital (losses) gains on securities	$ 491.2	$ 897.7	$ (1,190.4)

(1) Pretax unrealized capital holding gains (losses) arising during the year were $770.2, $1,104.1, and $(2,888.0), for the years ended December 31, 2010,
2009, and 2008, respectively.
(2) Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were $14.5, $(277.0), and $(1,056.6), for the years ended December 31, 2010, 2009, and 2008, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold during the period.

C-87

QUARTERLY DATA (UNAUDITED)
(Dollar amounts in millions, unless otherwise stated)

2010	First	Second	Third	Fourth
Total revenue	$ 375.0	$ 1,466.4	$ 201.4	$ (120.2)
(Loss) income before income taxes	5.4	(106.7)	130.9	(3.4)
Income tax (benefit) expense	(1.2)	(54.9)	(6.7)	7.7
Net (loss) income	$ 6.6	$ (51.8)	$ 137.6	$ (11.1)

2009	First	Second	Third	Fourth
Total revenue	$ 543.7	$ (209.2)	$ (141.0)	$ 452.0
(Loss) income before income taxes	(327.4)	(1.2)	42.3	153.0
Income tax (benefit) expense	(91.8)	0.9	(35.4)	(10.2)
Net (loss) income	$ (235.6)	$ (2.1)	$ 77.7	$ 163.2

C-88

FINANCIAL STATEMENTS
ING USA Annuity and Life Insurance Company
Separate Account B
Year ended December 31, 2010
with Report of Independent Registered Public Accounting Firm

S-1

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year ended December 31, 2010

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ING USA Annuity and Life Insurance Company Separate Account B (the
“Account”) as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING Franklin Templeton Founding Strategy Portfolio - Service
Columbia Funds Variable Insurance Trust:	Class
Columbia Asset Allocation Fund, Variable Series - Class A	ING Global Resources Portfolio - Service Class
Columbia Federal Securities Fund, Variable Series - Class A	ING Global Resources Portfolio - Service 2 Class
Columbia Large Cap Growth Fund, Variable Series - Class A	ING Janus Contrarian Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING Janus Contrarian Portfolio - Service 2 Class
Columbia Small Company Growth Fund, Variable Series -	ING JPMorgan Emerging Markets Equity Portfolio - Service
Class A	Class
Fidelity® Variable Insurance Products:	ING JPMorgan Emerging Markets Equity Portfolio - Service 2
Fidelity® VIP Equity-Income Portfolio - Service Class 2	Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING JPMorgan Small Cap Core Equity Portfolio - Service 2
Franklin Templeton Variable Insurance Products Trust:	Class
Franklin Small Cap Value Securities Fund - Class 2	ING Large Cap Growth Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING Large Cap Growth Portfolio - Service 2 Class
ING Balanced Portfolio - Class S	ING Limited Maturity Bond Portfolio - Service Class
ING Intermediate Bond Portfolio:	ING Liquid Assets Portfolio - Service Class
ING Intermediate Bond Portfolio - Class S	ING Liquid Assets Portfolio - Service 2 Class
ING Investors Trust:	ING Lord Abbett Growth and Income Portfolio - Service Class
ING American Funds Asset Allocation Portfolio	ING Lord Abbett Growth and Income Portfolio - Service 2 Class
ING American Funds Bond Portfolio	ING Marsico Growth Portfolio - Service Class
ING American Funds Growth Portfolio	ING Marsico Growth Portfolio - Service 2 Class
ING American Funds Growth-Income Portfolio	ING Marsico International Opportunities Portfolio - Service
ING American Funds International Portfolio	Class
ING American Funds World Allocation Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING MFS Total Return Portfolio - Service 2 Class
ING Artio Foreign Portfolio - Service 2 Class	ING MFS Utilities Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Service	ING Morgan Stanley Global Franchise Portfolio - Service Class
Class	ING Morgan Stanley Global Franchise Portfolio - Service 2 Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Morgan Stanley Global Tactical Asset Allocation Portfolio -
ING BlackRock Large Cap Growth Portfolio - Service Class	Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING Oppenheimer Active Allocation Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class	ING PIMCO High Yield Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service Class	ING PIMCO Total Return Bond Portfolio - Service Class
ING Clarion Global Real Estate Portfolio - Service 2 Class	ING PIMCO Total Return Bond Portfolio - Service 2 Class
ING Clarion Real Estate Portfolio - Service Class	ING Pioneer Fund Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service 2 Class	ING Pioneer Mid Cap Value Portfolio - Service Class
ING DFA World Equity Portfolio - Service Class	ING Retirement Conservative Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Retirement Growth Portfolio - Adviser Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING Retirement Moderate Growth Portfolio - Adviser Class
ING Franklin Income Portfolio - Service Class	ING Retirement Moderate Portfolio - Adviser Class
ING Franklin Income Portfolio - Service 2 Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Insurance Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio - Service 2	ING GET U.S. Core Portfolio - Series 13
Class	ING GET U.S. Core Portfolio - Series 14
ING T. Rowe Price Equity Income Portfolio - Service Class	ING Variable Portfolios, Inc.:
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING BlackRock Science and Technology Opportunities
ING Templeton Global Growth Portfolio - Service Class	Portfolio - Class S
ING Templeton Global Growth Portfolio - Service 2 Class	ING Euro STOXX 50 Index Portfolio - Class A
ING Van Kampen Growth and Income Portfolio - Service Class	ING FTSE 100 Index Portfolio - Class A
ING Van Kampen Growth and Income Portfolio - Service 2 Class	ING Hang Seng Index Portfolio - Class S
ING Wells Fargo HealthCare Portfolio - Service Class	ING Index Plus LargeCap Portfolio - Class S
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING Index Plus MidCap Portfolio - Class S
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2	ING Index Plus SmallCap Portfolio - Class S
Class	ING International Index Portfolio - Class S
ING Mutual Funds:	ING Japan TOPIX Index® Portfolio - Class A
ING Diversified International Fund - Class R	ING Opportunistic Large Cap Portfolio - Class S
ING Partners, Inc.:	ING Russell™ Global Large Cap Index 75% Portfolio - Class S
ING American Century Small-Mid Cap Value Portfolio - Service	ING Russell™ Large Cap Growth Index Portfolio - Class S
Class	ING Russell™ Large Cap Index Portfolio - Class S
ING Baron Small Cap Growth Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING Columbia Small Cap Value Portfolio - Service Class	ING Russell™ Mid Cap Growth Index Portfolio - Class S
ING Davis New York Venture Portfolio - Service Class	ING Russell™ Mid Cap Index Portfolio - Class S
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING Russell™ Small Cap Index Portfolio - Class S
ING Legg Mason ClearBridge Aggressive Growth Portfolio -	ING Small Company Portfolio - Class S
Service Class	ING U.S. Bond Index Portfolio - Class S
ING Oppenheimer Global Portfolio - Initial Class	ING WisdomTreeSM Global High-Yielding Equity Index
ING Oppenheimer Global Portfolio - Service Class	Portfolio - Class S
ING Oppenheimer Global Strategic Income Portfolio - Service	ING Variable Products Trust:
Class	ING International Value Portfolio - Class S
ING PIMCO Total Return Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class S
ING Solution 2015 Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class S
ING Solution 2025 Portfolio - Service Class	Invesco Variable Insurance Funds:
ING Solution 2035 Portfolio - Service Class	Invesco V.I. Leisure Fund - Series I Shares
ING Solution 2045 Portfolio - Service Class	Legg Mason Partners Variable Equity Trust:
ING Solution Income Portfolio - Service Class	Legg Mason ClearBridge Variable Large Cap Value Portfolio -
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	Class I
Service Class	Legg Mason Global Currents Variable International All Cap
ING T. Rowe Price Growth Equity Portfolio - Service Class	Opportunity Portfolio
ING Templeton Foreign Equity Portfolio - Service Class	Legg Mason Partners Variable Income Trust:
ING Thornburg Value Portfolio - Initial Class	Legg Mason Western Asset Variable High Income Portfolio
ING Thornburg Value Portfolio - Service Class	Legg Mason Western Asset Variable Money Market Portfolio
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Oppenheimer Variable Account Funds:
ING Van Kampen Comstock Portfolio - Service Class	Oppenheimer Main Street Small Cap Fund®/VA - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class	PIMCO Variable Insurance Trust:
ING Van Kampen Equity and Income Portfolio - Service Class	PIMCO Real Return Portfolio - Administrative Class
ING Strategic Allocation Portfolios, Inc.:	Pioneer Variable Contracts Trust:
ING Strategic Allocation Conservative Portfolio - Class S	Pioneer Equity Income VCT Portfolio - Class II
ING Strategic Allocation Growth Portfolio - Class S	ProFunds:
ING Strategic Allocation Moderate Portfolio - Class S	ProFund VP Bull
ING Variable Funds:	ProFund VP Europe 30
ING Growth and Income Portfolio - Class I	ProFund VP Rising Rates Opportunity
ING Growth and Income Portfolio - Class S	Wells Fargo Funds Trust:
ING Variable Insurance Trust:	Wells Fargo Advantage VT Omega Growth Fund - Class 2
ING GET U.S. Core Portfolio - Series 5	Wells Fargo Variable Trust:
ING GET U.S. Core Portfolio - Series 6	Wells Fargo Advantage VT C&B Large Cap Value Fund
ING GET U.S. Core Portfolio - Series 7	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
ING GET U.S. Core Portfolio - Series 8	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
ING GET U.S. Core Portfolio - Series 9	Wells Fargo Advantage VT Large Company Growth Fund
ING GET U.S. Core Portfolio - Series 10	Wells Fargo Advantage VT Money Market Fund
ING GET U.S. Core Portfolio - Series 11	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
ING GET U.S. Core Portfolio - Series 12	Wells Fargo Advantage VT Total Return Bond Fund

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States) . Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents or custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account B at December 31, 2010, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U. S. generally accepted accounting principles.

/s/ Ernst & Young, LLP
Atlanta, Georgia
April 6, 2011

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large Columbia Small
	Global	Allocation	Securities Fund,	Cap Growth	Cap Value
	Allocation V.I.	Fund, Variable	Variable	Fund, Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series - Class A	Series - Class A	Series - Class B
Assets
Investments in mutual funds
at fair value	$1,153,125	$303	$19	$361	$162,207
Total assets	1,153,125	303	19	361	162,207

Liabilities
Payable to related parties	83	-	-	-	29
Total liabilities	83	-	-	-	29
Net assets	$1,153,042	$303	$19	$361	$162,178

Net assets
Accumulation units	$1,153,042	$303	$19	$361	$162,178
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,153,042	$303	$19	$361	$162,178

Total number of mutual fund shares	79,580,751	24,815	1,874	12,387	9,274,291

Cost of mutual fund shares	$973,546	$343	$19	$298	$160,538

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP		Franklin Small
	Growth Fund,	Equity-Income	Contrafund®		Cap Value	ING Balanced
	Variable	Portfolio -	Portfolio -		Securities	Portfolio -
	Series - Class A	Service Class 2	Service Class 2	Fund	- Class 2	Class S
Assets
Investments in mutual funds
at fair value	$18	$181,410	$795,343		$14,385	$6,681
Total assets	18	181,410	795,343		14,385	6,681

Liabilities
Payable to related parties	-	25	81		1	-
Total liabilities	-	25	81		1	-
Net assets	$18	$181,385	$795,262		$14,384	$6,681

Net assets
Accumulation units	$18	$181,385	$795,262		$14,384	$6,681
Contracts in payout (annuitization)	-	-	-		-	-
Total net assets	$18	$181,385	$795,262		$14,384	$6,681

Total number of mutual fund shares	1,493	9,675,196	33,858,794		885,221	581,492

Cost of mutual fund shares	$18	$233,311	$876,012		$12,433	$7,296

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING	ING American			ING American
	Intermediate	Funds Asset	ING American	ING American	Funds Growth-
	Bond Portfolio -	Allocation	Funds Bond	Funds Growth	Income
	Class S	Portfolio	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$1,253,367	$352,145	$500,315	$2,301,771	$1,382,584
Total assets	1,253,367	352,145	500,315	2,301,771	1,382,584

Liabilities
Payable to related parties	141	29	44	255	156
Total liabilities	141	29	44	255	156
Net assets	$1,253,226	$352,116	$500,271	$2,301,516	$1,382,428

Net assets
Accumulation units	$1,253,226	$352,116	$500,271	$2,301,516	$1,382,428
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,253,226	$352,116	$500,271	$2,301,516	$1,382,428

Total number of mutual fund shares	104,360,244	36,416,261	49,438,278	45,498,545	41,136,102

Cost of mutual fund shares	$1,295,000	$286,032	$467,573	$2,337,953	$1,489,890

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

		ING American			ING BlackRock
	ING American	Funds World	ING Artio	ING Artio	Inflation
	Funds	Allocation	Foreign	Foreign	Protected Bond
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$1,355,811	$180,536	$543,096	$45,330	$255,112
Total assets	1,355,811	180,536	543,096	45,330	255,112

Liabilities
Payable to related parties	144	21	73	5	21
Total liabilities	144	21	73	5	21
Net assets	$1,355,667	$180,515	$543,023	$45,325	$255,091

Net assets
Accumulation units	$1,355,667	$180,515	$543,023	$45,325	$255,091
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,355,667	$180,515	$543,023	$45,325	$255,091

Total number of mutual fund shares	80,992,317	15,496,620	47,021,327	3,945,195	24,553,624

Cost of mutual fund shares	$1,517,109	$157,967	$682,741	$53,210	$253,882

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Growth	Large Cap	Large Cap	Large Cap	Global Real
	Portfolio -	Growth	Value	Value	Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$153	$132,010	$24,385	$2,089	$148,715
Total assets	153	132,010	24,385	2,089	148,715

Liabilities
Payable to related parties	-	19	4	-	16
Total liabilities	-	19	4	-	16
Net assets	$153	$131,991	$24,381	$2,089	$148,699

Net assets
Accumulation units	$153	$131,991	$24,381	$2,089	$148,699
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$153	$131,991	$24,381	$2,089	$148,699

Total number of mutual fund shares	15,572	13,525,575	2,311,335	198,929	15,331,406

Cost of mutual fund shares	$187	$116,946	$30,329	$2,545	$152,661

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion	ING Clarion	ING DFA	ING FMRSM
	Estate	Real Estate	Real Estate	World Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$2,264	$322,362	$21,034	$222,476	$879,263
Total assets	2,264	322,362	21,034	222,476	879,263

Liabilities
Payable to related parties	-	62	3	22	143
Total liabilities	-	62	3	22	143
Net assets	$2,264	$322,300	$21,031	$222,454	$879,120

Net assets
Accumulation units	$2,264	$322,288	$21,031	$222,454	$879,116
Contracts in payout (annuitization)	-	12	-	-	4
Total net assets	$2,264	$322,300	$21,031	$222,454	$879,120

Total number of mutual fund shares	232,490	14,706,317	963,989	25,809,294	57,884,314

Cost of mutual fund shares	$2,480	$382,447	$24,482	$206,872	$792,826

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING Franklin
					Templeton
	ING FMRSM	ING Franklin	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$37,340	$448,985	$8,984	$200,697	$857,101
Total assets	37,340	448,985	8,984	200,697	857,101

Liabilities
Payable to related parties	5	47	1	19	86
Total liabilities	5	47	1	19	86
Net assets	$37,335	$448,938	$8,983	$200,678	$857,015

Net assets
Accumulation units	$37,335	$448,938	$8,983	$200,678	$857,015
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$37,335	$448,938	$8,983	$200,678	$857,015

Total number of mutual fund shares	2,467,925	44,764,158	897,487	24,962,308	102,401,596

Cost of mutual fund shares	$32,990	$436,531	$8,189	$204,640	$886,116

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING JPMorgan
	ING Global	ING Global	ING Janus	ING Janus	Emerging
	Resources	Resources	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$653,620	$30,537	$439,367	$22,489	$657,873
Total assets	653,620	30,537	439,367	22,489	657,873

Liabilities
Payable to related parties	89	4	68	3	85
Total liabilities	89	4	68	3	85
Net assets	$653,531	$30,533	$439,299	$22,486	$657,788

Net assets
Accumulation units	$653,510	$30,533	$439,299	$22,486	$657,784
Contracts in payout (annuitization)	21	-	-	-	4
Total net assets	$653,531	$30,533	$439,299	$22,486	$657,788

Total number of mutual fund shares	30,400,932	1,430,310	36,401,562	1,878,801	28,790,956

Cost of mutual fund shares	$661,952	$31,308	$535,949	$29,041	$577,962

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap
	Markets Equity	Equity	Equity	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$35,490	$257,440	$38,543	$121,927	$886
Total assets	35,490	257,440	38,543	121,927	886

Liabilities
Payable to related parties	4	29	5	11	-
Total liabilities	4	29	5	11	-
Net assets	$35,486	$257,411	$38,538	$121,916	$886

Net assets
Accumulation units	$35,486	$257,411	$38,538	$121,916	$886
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$35,486	$257,411	$38,538	$121,916	$886

Total number of mutual fund shares	1,564,835	19,592,102	2,958,023	9,279,069	67,493

Cost of mutual fund shares	$27,379	$238,778	$37,148	$101,551	$741

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING Lord	ING Lord
	ING Limited	ING Liquid	ING Liquid	Abbett Growth	Abbett Growth
	Maturity Bond	Assets	Assets	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$94,849	$1,063,760	$23,030	$56,454	$2,133
Total assets	94,849	1,063,760	23,030	56,454	2,133

Liabilities
Payable to related parties	20	166	3	11	-
Total liabilities	20	166	3	11	-
Net assets	$94,829	$1,063,594	$23,027	$56,443	$2,133

Net assets
Accumulation units	$94,814	$1,063,585	$23,027	$56,443	$2,133
Contracts in payout (annuitization)	15	9	-	-	-
Total net assets	$94,829	$1,063,594	$23,027	$56,443	$2,133

Total number of mutual fund shares	9,164,140	1,063,760,368	23,029,973	6,251,801	237,246

Cost of mutual fund shares	$100,005	$1,063,760	$23,030	$66,589	$2,580

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total	ING MFS Total
	Growth	Growth	Opportunities	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$503,070	$18,771	$166,078	$742,992	$34,515
Total assets	503,070	18,771	166,078	742,992	34,515

Liabilities
Payable to related parties	108	2	21	129	4
Total liabilities	108	2	21	129	4
Net assets	$502,962	$18,769	$166,057	$742,863	$34,511

Net assets
Accumulation units	$502,962	$18,769	$166,057	$742,863	$34,511
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$502,962	$18,769	$166,057	$742,863	$34,511

Total number of mutual fund shares	29,384,907	1,104,204	14,243,370	49,598,958	2,324,276

Cost of mutual fund shares	$389,941	$16,210	$200,131	$804,937	$39,109

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING Morgan	ING
		ING Morgan	ING Morgan	Stanley Global	Oppenheimer
	ING MFS	Stanley Global	Stanley Global	Tactical Asset	Active
	Utilities	Franchise	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$431,655	$326,187	$62,772	$67,112	$60,028
Total assets	431,655	326,187	62,772	67,112	60,028

Liabilities
Payable to related parties	63	40	8	8	5
Total liabilities	63	40	8	8	5
Net assets	$431,592	$326,147	$62,764	$67,104	$60,023

Net assets
Accumulation units	$431,592	$326,147	$62,764	$67,104	$60,023
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$431,592	$326,147	$62,764	$67,104	$60,023

Total number of mutual fund shares	32,455,279	22,906,393	4,433,055	6,799,615	5,610,130

Cost of mutual fund shares	$485,210	$316,302	$57,856	$64,458	$53,750

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	High Yield	Total Return	Total Return	ING Pioneer	Mid Cap Value
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$520,056	$2,995,520	$73,261	$57,946	$572,543
Total assets	520,056	2,995,520	73,261	57,946	572,543

Liabilities
Payable to related parties	70	290	7	8	94
Total liabilities	70	290	7	8	94
Net assets	$519,986	$2,995,230	$73,254	$57,938	$572,449

Net assets
Accumulation units	$519,986	$2,995,230	$73,254	$57,938	$572,420
Contracts in payout (annuitization)	-	-	-	-	29
Total net assets	$519,986	$2,995,230	$73,254	$57,938	$572,449

Total number of mutual fund shares	50,886,081	245,534,387	6,034,707	5,187,683	52,191,734

Cost of mutual fund shares	$499,057	$2,888,484	$69,162	$58,673	$563,481

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING Retirement		ING T. Rowe
	ING Retirement	ING Retirement	Moderate	ING Retirement	Price Capital
	Conservative	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Assets
Investments in mutual funds
at fair value	$470,850	$4,612,438	$3,185,895	$1,823,236	$2,636,747
Total assets	470,850	4,612,438	3,185,895	1,823,236	2,636,747

Liabilities
Payable to related parties	47	711	375	204	344
Total liabilities	47	711	375	204	344
Net assets	$470,803	$4,611,727	$3,185,520	$1,823,032	$2,636,403

Net assets
Accumulation units	$470,803	$4,611,727	$3,185,520	$1,823,032	$2,636,088
Contracts in payout (annuitization)	-	-	-	-	315
Total net assets	$470,803	$4,611,727	$3,185,520	$1,823,032	$2,636,403

Total number of mutual fund shares	52,550,182	441,381,630	298,584,384	169,288,418	116,309,968

Cost of mutual fund shares	$437,746	$4,069,650	$2,837,420	$1,651,909	$2,544,597

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton	ING Templeton
	Appreciation	Income	Income	Global Growth Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$83,495	$685,169	$23,925	$286,447	$4,732
Total assets	83,495	685,169	23,925	286,447	4,732

Liabilities
Payable to related parties	9	101	3	42	-
Total liabilities	9	101	3	42	-
Net assets	$83,486	$685,068	$23,922	$286,405	$4,732

Net assets
Accumulation units	$83,486	$684,932	$23,922	$286,387	$4,732
Contracts in payout (annuitization)	-	136	-	18	-
Total net assets	$83,486	$685,068	$23,922	$286,405	$4,732

Total number of mutual fund shares	3,697,758	58,163,733	2,044,835	25,394,262	422,120

Cost of mutual fund shares	$86,502	$707,092	$26,375	$300,423	$5,327

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen	ING Wells		ING American
	Growth and	Growth and	Fargo		Century Small-
	Income	Income	HealthCare	ING Diversified	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	International	Portfolio -
	Service Class	Service 2 Class	Service Class	Fund - Class R	Service Class
Assets
Investments in mutual funds
at fair value	$460,511	$52,576	$167,235	$178	$3,047
Total assets	460,511	52,576	167,235	178	3,047

Liabilities
Payable to related parties	85	6	24	-	-
Total liabilities	85	6	24	-	-
Net assets	$460,426	$52,570	$167,211	$178	$3,047

Net assets
Accumulation units	$460,399	$52,570	$167,211	$178	$3,047
Contracts in payout (annuitization)	27	-	-	-	-
Total net assets	$460,426	$52,570	$167,211	$178	$3,047

Total number of mutual fund shares	21,221,702	2,436,307	15,189,368	18,721	257,816

Cost of mutual fund shares	$473,705	$58,869	$164,701	$220	$2,093

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING Legg
					Mason
	ING Baron	ING Columbia			ClearBridge
	Small Cap	Small Cap	ING Davis New	ING JPMorgan	Aggressive
	Growth	Value	York Venture	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$342,203	$153,932	$291,636	$121,332	$96,246
Total assets	342,203	153,932	291,636	121,332	96,246

Liabilities
Payable to related parties	-	15	23	11	16
Total liabilities	-	15	23	11	16
Net assets	$342,203	$153,917	$291,613	$121,321	$96,230

Net assets
Accumulation units	$342,203	$153,917	$291,613	$121,321	$96,230
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$342,203	$153,917	$291,613	$121,321	$96,230

Total number of mutual fund shares	18,058,211	14,815,393	16,411,726	8,741,493	2,035,228

Cost of mutual fund shares	$278,625	$122,577	$279,065	$98,699	$86,687

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

			ING
	ING	ING	Oppenheimer
	Oppenheimer	Oppenheimer	Global Strategic ING PIMCO
	Global	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$6,777	$124,713	$9,633	$7,923	$17,777
Total assets	6,777	124,713	9,633	7,923	17,777

Liabilities
Payable to related parties	1	14	-	-	1
Total liabilities	1	14	-	-	1
Net assets	$6,776	$124,699	$9,633	$7,923	$17,776

Net assets
Accumulation units	$6,776	$124,699	$9,633	$7,923	$17,776
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$6,776	$124,699	$9,633	$7,923	$17,776

Total number of mutual fund shares	488,239	9,238,030	819,174	658,056	1,608,770

Cost of mutual fund shares	$6,294	$135,297	$9,073	$7,448	$17,182

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

					ING T. Rowe
					Price
				ING Solution	Diversified Mid
	ING Solution	ING Solution	ING Solution	Income	Cap Growth
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$18,482	$11,159	$1,270	$6,790	$11,833
Total assets	18,482	11,159	1,270	6,790	11,833

Liabilities
Payable to related parties	1	1	-	-	-
Total liabilities	1	1	-	-	-
Net assets	$18,481	$11,158	$1,270	$6,790	$11,833

Net assets
Accumulation units	$18,481	$11,158	$1,270	$6,790	$11,833
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$18,481	$11,158	$1,270	$6,790	$11,833

Total number of mutual fund shares	1,663,524	985,775	111,417	619,511	1,400,389

Cost of mutual fund shares	$16,554	$10,828	$1,237	$6,581	$8,621

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING T. Rowe				ING UBS U.S.
	Price Growth	ING Templeton	ING Thornburg	ING Thornburg	Large Cap
	Equity	Foreign Equity	Value	Value	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$108,935	$260,469	$1,384	$8,282	$6,229
Total assets	108,935	260,469	1,384	8,282	6,229

Liabilities
Payable to related parties	10	26	-	1	-
Total liabilities	10	26	-	1	-
Net assets	$108,925	$260,443	$1,384	$8,281	$6,229

Net assets
Accumulation units	$108,925	$260,443	$1,384	$8,281	$6,229
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$108,925	$260,443	$1,384	$8,281	$6,229

Total number of mutual fund shares	2,020,307	23,679,040	43,276	260,779	693,670

Cost of mutual fund shares	$85,546	$251,417	$1,112	$8,065	$7,051

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Strategic	ING Strategic
	Kampen	Kampen Equity Kampen Equity		Allocation	Allocation
	Comstock	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Class S	Class S
Assets
Investments in mutual funds
at fair value	$189,053	$2,070	$207,495	$1,451	$601
Total assets	189,053	2,070	207,495	1,451	601

Liabilities
Payable to related parties	22	24	-	-	-
Total liabilities	22	24	-	-	-
Net assets	$189,031	$2,046	$207,495	$1,451	$601

Net assets
Accumulation units	$189,031	$2,046	$207,495	$1,451	$601
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$189,031	$2,046	$207,495	$1,451	$601

Total number of mutual fund shares	18,571,004	60,487	6,108,173	140,343	59,198

Cost of mutual fund shares	$198,574	$2,006	$200,751	$1,596	$751

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth
	Moderate	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Class I	Class S	Series 5	Series 6
Assets
Investments in mutual funds
at fair value	$775	$114	$449,751	$11,353	$10,708
Total assets	775	114	449,751	11,353	10,708

Liabilities
Payable to related parties	-	-	85	2	2
Total liabilities	-	-	85	2	2
Net assets	$775	$114	$449,666	$11,351	$10,706

Net assets
Accumulation units	$775	$114	$449,666	$11,351	$10,706
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$775	$114	$449,666	$11,351	$10,706

Total number of mutual fund shares	75,606	5,185	20,659,197	1,461,082	1,322,017

Cost of mutual fund shares	$869	$126	$402,517	$13,625	$12,491

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Assets
Investments in mutual funds
at fair value	$7,466	$4,110	$4,037	$3,216	$4,858
Total assets	7,466	4,110	4,037	3,216	4,858

Liabilities
Payable to related parties	1	1	1	-	1
Total liabilities	1	1	1	-	1
Net assets	$7,465	$4,109	$4,036	$3,216	$4,857

Net assets
Accumulation units	$7,465	$4,109	$4,036	$3,216	$4,857
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$7,465	$4,109	$4,036	$3,216	$4,857

Total number of mutual fund shares	941,483	517,037	504,584	395,552	605,751

Cost of mutual fund shares	$8,726	$4,802	$4,669	$3,729	$5,468

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

				ING BlackRock
				Science and	ING Euro
				Technology	STOXX 50
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities	Index
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class S	Class A
Assets
Investments in mutual funds
at fair value	$1,962	$12,855	$36,269	$263,996	$4,739
Total assets	1,962	12,855	36,269	263,996	4,739

Liabilities
Payable to related parties	-	1	10	30	-
Total liabilities	-	1	10	30	-
Net assets	$1,962	$12,854	$36,259	$263,966	$4,739

Net assets
Accumulation units	$1,962	$12,854	$36,259	$263,966	$4,739
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$1,962	$12,854	$36,259	$263,966	$4,739

Total number of mutual fund shares	248,060	1,310,398	3,555,738	45,050,481	451,737

Cost of mutual fund shares	$2,281	$13,081	$36,042	$195,339	$4,799

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING FTSE 100	ING Hang Seng	ING Index Plus	ING Index Plus	ING Index Plus
	Index	Index	LargeCap	MidCap	SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$3,596	$81,891	$161,358	$131,443	$99,912
Total assets	3,596	81,891	161,358	131,443	99,912

Liabilities
Payable to related parties	1	7	26	16	13
Total liabilities	1	7	26	16	13
Net assets	$3,595	$81,884	$161,332	$131,427	$99,899

Net assets
Accumulation units	$3,595	$81,884	$161,332	$131,427	$99,899
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$3,595	$81,884	$161,332	$131,427	$99,899

Total number of mutual fund shares	288,568	5,849,343	11,709,579	8,568,661	7,182,773

Cost of mutual fund shares	$3,406	$77,492	$188,198	$147,095	$112,215

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING		ING Russell™	ING Russell™	ING Russell™
	International	ING Japan	Large Cap	Large Cap	Large Cap
	Index	TOPIX Index® Growth Index		Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$65,051	$8,464	$142,599	$356,023	$35,230
Total assets	65,051	8,464	142,599	356,023	35,230

Liabilities
Payable to related parties	7	1	24	72	4
Total liabilities	7	1	24	72	4
Net assets	$65,044	$8,463	$142,575	$355,951	$35,226

Net assets
Accumulation units	$65,044	$8,463	$142,575	$355,951	$35,226
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$65,044	$8,463	$142,575	$355,951	$35,226

Total number of mutual fund shares	7,662,043	761,180	9,944,150	36,931,859	2,802,696

Cost of mutual fund shares	$60,721	$7,745	$110,292	$285,577	$33,898

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING U.S. Bond
	Growth Index	Mid Cap Index	Index	Company	Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$298,032	$120,867	$174,071	$102,451	$232,655
Total assets	298,032	120,867	174,071	102,451	232,655

Liabilities
Payable to related parties	55	10	19	8	24
Total liabilities	55	10	19	8	24
Net assets	$297,977	$120,857	$174,052	$102,443	$232,631

Net assets
Accumulation units	$297,977	$120,857	$174,052	$102,443	$232,631
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$297,977	$120,857	$174,052	$102,443	$232,631

Total number of mutual fund shares	18,250,561	10,510,144	14,186,698	5,663,409	21,723,127

Cost of mutual fund shares	$221,717	$98,439	$140,715	$86,083	$225,451

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	ING
	WisdomTreeSM
	Global High-	ING
	Yielding Equity	International	ING MidCap	ING SmallCap
	Index	Value	Opportunities	Opportunities	Invesco V.I.
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Leisure Fund -
	Class S	Class S	Class S	Class S	Series I Shares
Assets
Investments in mutual funds
at fair value	$201,303	$9,446	$399,539	$68,098	$20,501
Total assets	201,303	9,446	399,539	68,098	20,501

Liabilities
Payable to related parties	21	1	82	12	4
Total liabilities	21	1	82	12	4
Net assets	$201,282	$9,445	$399,457	$68,086	$20,497

Net assets
Accumulation units	$201,282	$9,445	$399,455	$68,086	$20,497
Contracts in payout (annuitization)	-	-	2	-	-
Total net assets	$201,282	$9,445	$399,457	$68,086	$20,497

Total number of mutual fund shares	25,289,327	1,093,264	34,863,762	3,273,939	2,582,020

Cost of mutual fund shares	$182,261	$12,438	$328,450	$55,910	$23,283

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

Legg Mason
	Legg Mason	Global Currents
	ClearBridge	Variable	Legg Mason	Oppenheimer	PIMCO Real
	Variable Large	International	Western Asset	Main Street	Return
	Cap Value	All Cap	Variable High	Small Cap	Portfolio -
	Portfolio -	Opportunity	Income	Fund®/VA -	Administrative
	Class I	Portfolio	Portfolio	Service Class	Class
Assets
Investments in mutual funds
at fair value	$78	$39	$72	$1,859	$12,463
Total assets	78	39	72	1,859	12,463

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$78	$39	$72	$1,859	$12,463

Net assets
Accumulation units	$78	$39	$72	$1,859	$12,463
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$78	$39	$72	$1,859	$12,463

Total number of mutual fund shares	5,946	6,106	12,049	106,224	948,509

Cost of mutual fund shares	$98	$53	$75	$1,563	$11,885

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Pioneer Equity					Wells Fargo
	Income VCT			ProFund VP		Advantage VT
	Portfolio -	ProFund VP	ProFund VP	Rising Rates		Omega Growth
	Class II	Bull	Europe 30	Opportunity	Fund	- Class 2
Assets
Investments in mutual funds
at fair value	$15,666	$15,115	$9,263	$10,543		$1,487
Total assets	15,666	15,115	9,263	10,543		1,487

Liabilities
Payable to related parties	1	4	2	2		-
Total liabilities	1	4	2	2		-
Net assets	$15,665	$15,111	$9,261	$10,541		$1,487

Net assets
Accumulation units	$15,665	$15,111	$9,261	$10,541		$1,487
Contracts in payout (annuitization)	-	-	-	-		-
Total net assets	$15,665	$15,111	$9,261	$10,541		$1,487

Total number of mutual fund shares	796,015	574,717	435,512	878,592		61,962

Cost of mutual fund shares	$16,702	$17,525	$12,000	$16,855		$1,177

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2010
(Dollars in thousands)

	Wells Fargo		Wells Fargo
	Advantage VT	Wells Fargo	Advantage VT	Wells Fargo
	Index Asset	Advantage VT	Small Cap	Advantage VT
	Allocation	Intrinsic Value	Growth Fund -	Total Return
	Fund- Class 2	Fund- Class 2	Class 2	Bond Fund
Assets
Investments in mutual funds
at fair value	$2,156	$807	$436	$1,075
Total assets	2,156	807	436	1,075

Liabilities
Payable to related parties	-	-	-	-
Total liabilities	-	-	-	-
Net assets	$2,156	$807	$436	$1,075

Net assets
Accumulation units	$2,156	$807	$436	$1,075
Contracts in payout (annuitization)	-	-	-	-
Total net assets	$2,156	$807	$436	$1,075

Total number of mutual fund shares	183,919	63,278	54,164	103,254

Cost of mutual fund shares	$2,332	$896	$397	$1,027

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large Columbia Small
	Global	Allocation	Securities Fund,	Cap Growth	Cap Value
	Allocation V.I.	Fund, Variable	Variable	Fund, Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series-Class A	Series - Class A	Series - Class B
Net investment income (loss)
Income:
Dividends	$12,130	$7	$1	$2	$1,607
Total investment income	12,130	7	1	2	1,607
Expenses:
Mortality, expense risk
and other charges	17,303	5	-	5	2,663
Annual administrative charges	168	-	-	-	59
Contingent deferred sales charges	847	-	-	-	141
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	7,720	-	-	-	1,230
Amortization of deferred charges	-	-	-	-	-
Total expenses	26,038	5	-	5	4,093
Net investment income (loss)	(13,908)	2	1	(3)	(2,486)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(682)	(7)	-	1	(2,149)
Capital gains distributions	6,589	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	5,907	(7)	-	1	(2,149)
Net unrealized appreciation
(depreciation) of investments	80,227	36	-	51	36,552
Net realized and unrealized gain (loss)
on investments	86,134	29	-	52	34,403
Net increase (decrease) in net assets
resulting from operations	$72,226	$31	$1	$49	$31,917

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Columbia Small
	Company	Fidelity® VIP	Fidelity® VIP		Franklin Small
	Growth Fund,	Equity-Income	Contrafund®		Cap Value	ING Balanced
	Variable	Portfolio -	Portfolio -		Securities	Portfolio -
	Series - Class A	Service Class 2	Service Class 2	Fund	- Class 2	Class S
Net investment income (loss)
Income:
Dividends	$-	$2,738	$7,459		$99	$178
Total investment income	-	2,738	7,459		99	178
Expenses:
Mortality, expense risk
and other charges	-	2,930	12,562		137	81
Annual administrative charges	-	54	167		1	1
Contingent deferred sales charges	-	127	701		2	1
Minimum death benefit guarantee charges	-	-	-		-	-
Other contract charges	-	1,143	4,957		63	10
Amortization of deferred charges	-	-	-		-	-
Total expenses	-	4,254	18,387		203	93
Net investment income (loss)	-	(1,516)	(10,928)		(104)	85

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(10,528)	(63,525)		(451)	(376)
Capital gains distributions	-	-	338		-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(10,528)	(63,187)		(451)	(376)
Net unrealized appreciation
(depreciation) of investments	5	32,195	174,292		3,628	1,064
Net realized and unrealized gain (loss)
on investments	6	21,667	111,105		3,177	688
Net increase (decrease) in net assets
resulting from operations	$6	$20,151	$100,177		$3,073	$773

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING	ING American			ING American
	Intermediate	Funds Asset	ING American	ING American	Funds Growth-
	Bond Portfolio -	Allocation	Funds Bond	Funds Growth	Income
	Class S	Portfolio	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$59,467	$5,137	$12,256	$2,366	$12,857
Total investment income	59,467	5,137	12,256	2,366	12,857
Expenses:
Mortality, expense risk
and other charges	21,246	5,390	8,652	36,035	22,822
Annual administrative charges	308	65	96	520	327
Contingent deferred sales charges	1,512	249	558	2,013	1,274
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	7,953	2,509	3,683	15,228	9,209
Amortization of deferred charges	1	-	-	-	-
Total expenses	31,020	8,213	12,989	53,796	33,632
Net investment income (loss)	28,447	(3,076)	(733)	(51,430)	(20,775)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(15,380)	(2,417)	4,659	(10,588)	(17,563)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(15,380)	(2,417)	4,659	(10,588)	(17,563)
Net unrealized appreciation
(depreciation) of investments	71,889	34,540	13,720	362,204	141,030
Net realized and unrealized gain (loss)
on investments	56,509	32,123	18,379	351,616	123,467
Net increase (decrease) in net assets
resulting from operations	$84,956	$29,047	$17,646	$300,186	$102,692

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING American			ING BlackRock
	ING American	Funds World	ING Artio	ING Artio	Inflation
	Funds	Allocation	Foreign	Foreign	Protected Bond
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Portfolio	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$12,055	$1,164	$-	$-	$3,828
Total investment income	12,055	1,164	-	-	3,828
Expenses:
Mortality, expense risk
and other charges	22,146	2,197	9,216	777	3,826
Annual administrative charges	290	34	141	11	46
Contingent deferred sales charges	1,069	94	456	16	310
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	8,887	983	3,635	392	1,501
Amortization of deferred charges	2	-	-	-	-
Total expenses	32,394	3,308	13,448	1,196	5,683
Net investment income (loss)	(20,339)	(2,144)	(13,448)	(1,196)	(1,855)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,841)	3,321	(37,266)	(841)	5,417
Capital gains distributions	1,749	3,466	-	-	3,989
Total realized gain (loss) on investments
and capital gains distributions	(8,092)	6,787	(37,266)	(841)	9,406
Net unrealized appreciation
(depreciation) of investments	72,017	7,916	67,844	3,569	(1,393)
Net realized and unrealized gain (loss)
on investments	63,925	14,703	30,578	2,728	8,013
Net increase (decrease) in net assets
resulting from operations	$43,586	$12,559	$17,130	$1,532	$6,158

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock	ING Clarion
	Growth	Large Cap	Large Cap	Large Cap	Global Real
	Portfolio -	Growth	Value	Value	Estate
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$1	$351	$316	$24	$12,530
Total investment income	1	351	316	24	12,530
Expenses:
Mortality, expense risk
and other charges	1	2,202	420	36	2,394
Annual administrative charges	-	41	8	1	31
Contingent deferred sales charges	-	137	22	1	141
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	838	170	19	1,012
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	3,218	620	57	3,578
Net investment income (loss)	-	(2,867)	(304)	(33)	8,952

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	(12,948)	(1,123)	(60)	(12,871)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	(12,948)	(1,123)	(60)	(12,871)
Net unrealized appreciation
(depreciation) of investments	24	27,371	3,257	248	21,303
Net realized and unrealized gain (loss)
on investments	19	14,423	2,134	188	8,432
Net increase (decrease) in net assets
resulting from operations	$19	$11,556	$1,830	$155	$17,384

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion	ING Clarion	ING DFA	ING FMRSM
	Estate	Real Estate	Real Estate	World Equity	Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$189	$10,635	$646	$3,058	$1,140
Total investment income	189	10,635	646	3,058	1,140
Expenses:
Mortality, expense risk
and other charges	39	5,408	351	2,825	13,375
Annual administrative charges	-	136	6	41	301
Contingent deferred sales charges	-	383	7	214	563
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	20	1,920	175	1,349	4,479
Amortization of deferred charges	-	-	-	-	-
Total expenses	59	7,847	539	4,429	18,718
Net investment income (loss)	130	2,788	107	(1,371)	(17,578)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(214)	(41,124)	(1,222)	(9,140)	(4,283)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(214)	(41,124)	(1,222)	(9,140)	(4,283)
Net unrealized appreciation
(depreciation) of investments	340	107,984	5,386	45,833	198,771
Net realized and unrealized gain (loss)
on investments	126	66,860	4,164	36,693	194,488
Net increase (decrease) in net assets
resulting from operations	$256	$69,648	$4,271	$35,322	$176,910

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING Franklin
					Templeton
	ING FMRSM	ING Franklin	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$14	$22,765	$386	$826	$21,173
Total investment income	14	22,765	386	826	21,173
Expenses:
Mortality, expense risk
and other charges	608	7,568	135	3,248	14,001
Annual administrative charges	10	100	2	41	194
Contingent deferred sales charges	15	445	5	185	989
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	297	2,597	60	1,236	6,464
Amortization of deferred charges	-	-	-	-	-
Total expenses	930	10,710	202	4,710	21,648
Net investment income (loss)	(916)	12,055	184	(3,884)	(475)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4	(14,915)	(356)	(6,678)	(21,543)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	(14,915)	(356)	(6,678)	(21,543)
Net unrealized appreciation
(depreciation) of investments	8,557	45,243	911	26,730	84,632
Net realized and unrealized gain (loss)
on investments	8,561	30,328	555	20,052	63,089
Net increase (decrease) in net assets
resulting from operations	$7,645	$42,383	$739	$16,168	$62,614

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING JPMorgan
	ING Global	ING Global	ING Janus	ING Janus	Emerging
	Resources	Resources	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$5,794	$228	$-	$-	$3,307
Total investment income	5,794	228	-	-	3,307
Expenses:
Mortality, expense risk
and other charges	10,677	483	7,642	395	10,909
Annual administrative charges	176	7	145	6	170
Contingent deferred sales charges	830	13	473	6	772
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,361	245	2,841	194	4,403
Amortization of deferred charges	-	-	-	-	-
Total expenses	16,044	748	11,101	601	16,254
Net investment income (loss)	(10,250)	(520)	(11,101)	(601)	(12,947)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(41,252)	(88)	(43,922)	(1,251)	21,402
Capital gains distributions	-	-	-	-	35,622
Total realized gain (loss) on investments
and capital gains distributions	(41,252)	(88)	(43,922)	(1,251)	57,024
Net unrealized appreciation
(depreciation) of investments	151,810	5,354	100,869	4,066	53,580
Net realized and unrealized gain (loss)
on investments	110,558	5,266	56,947	2,815	110,604
Net increase (decrease) in net assets
resulting from operations	$100,308	$4,746	$45,846	$2,214	$97,657

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap	ING Large Cap
	Markets Equity	Equity	Equity	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$140	$548	$39	$365	$-
Total investment income	140	548	39	365	-
Expenses:
Mortality, expense risk
and other charges	581	3,323	630	1,876	16
Annual administrative charges	8	59	11	25	-
Contingent deferred sales charges	8	171	13	69	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	282	1,370	315	759	8
Amortization of deferred charges	-	-	-	-	-
Total expenses	879	4,923	969	2,729	25
Net investment income (loss)	(739)	(4,375)	(930)	(2,364)	(25)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,599	(8,135)	(127)	9,661	8
Capital gains distributions	1,879	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,478	(8,135)	(127)	9,661	8
Net unrealized appreciation
(depreciation) of investments	2,504	54,337	8,527	4,067	101
Net realized and unrealized gain (loss)
on investments	5,982	46,202	8,400	13,728	109
Net increase (decrease) in net assets
resulting from operations	$5,243	$41,827	$7,470	$11,364	$84

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING Lord	ING Lord
	ING Limited	ING Liquid	ING Liquid	Abbett Growth	Abbett Growth
	Maturity Bond	Assets	Assets	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$3,817	$-	$-	$289	$8
Total investment income	3,817	-	-	289	8
Expenses:
Mortality, expense risk
and other charges	1,686	21,689	483	961	36
Annual administrative charges	47	404	7	22	1
Contingent deferred sales charges	49	5,618	68	31	-
Minimum death benefit guarantee charges	-	1	-	-	-
Other contract charges	186	6,128	203	272	14
Amortization of deferred charges	6	2	-	-	-
Total expenses	1,974	33,842	761	1,286	51
Net investment income (loss)	1,843	(33,842)	(761)	(997)	(43)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,701)	-	-	(3,306)	(72)
Capital gains distributions	-	46	1	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,701)	46	1	(3,306)	(72)
Net unrealized appreciation
(depreciation) of investments	2,199	-	-	11,792	383
Net realized and unrealized gain (loss)
on investments	(502)	46	1	8,486	311
Net increase (decrease) in net assets
resulting from operations	$1,341	$(33,796)	$(760)	$7,489	$268

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International	ING MFS Total	ING MFS Total
	Growth	Growth	Opportunities	Return	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$2,486	$73	$2,340	$3,462	$153
Total investment income	2,486	73	2,340	3,462	153
Expenses:
Mortality, expense risk
and other charges	7,722	308	2,763	12,892	613
Annual administrative charges	225	5	42	282	9
Contingent deferred sales charges	242	6	161	666	9
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,161	151	1,168	3,539	291
Amortization of deferred charges	-	-	-	-	-
Total expenses	10,350	470	4,134	17,379	922
Net investment income (loss)	(7,864)	(397)	(1,794)	(13,917)	(769)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22,836	371	(16,229)	(14,725)	(1,159)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	22,836	371	(16,229)	(14,725)	(1,159)
Net unrealized appreciation
(depreciation) of investments	57,749	2,737	33,704	81,411	4,118
Net realized and unrealized gain (loss)
on investments	80,585	3,108	17,475	66,686	2,959
Net increase (decrease) in net assets
resulting from operations	$72,721	$2,711	$15,681	$52,769	$2,190

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

				ING Morgan	ING
		ING Morgan	ING Morgan	Stanley Global	Oppenheimer
	ING MFS	Stanley Global	Stanley Global	Tactical Asset	Active
	Utilities	Franchise	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$10,827	$1,219	$186	$597	$678
Total investment income	10,827	1,219	186	597	678
Expenses:
Mortality, expense risk
and other charges	7,049	4,913	1,089	951	583
Annual administrative charges	127	83	18	15	8
Contingent deferred sales charges	700	316	25	67	37
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,882	2,030	518	463	278
Amortization of deferred charges	-	-	-	-	-
Total expenses	10,758	7,342	1,650	1,496	906
Net investment income (loss)	69	(6,123)	(1,464)	(899)	(228)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17,954)	(3,097)	915	1,468	1,085
Capital gains distributions	-	-	-	2,604	1,180
Total realized gain (loss) on investments
and capital gains distributions	(17,954)	(3,097)	915	4,072	2,265
Net unrealized appreciation
(depreciation) of investments	59,196	38,217	6,740	(241)	2,269
Net realized and unrealized gain (loss)
on investments	41,242	35,120	7,655	3,831	4,534
Net increase (decrease) in net assets
resulting from operations	$41,311	$28,997	$6,191	$2,932	$4,306

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	High Yield	Total Return	Total Return	ING Pioneer	Mid Cap Value
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$33,464	$147,318	$3,322	$561	$4,710
Total investment income	33,464	147,318	3,322	561	4,710
Expenses:
Mortality, expense risk
and other charges	7,705	55,363	1,358	866	9,458
Annual administrative charges	149	652	14	16	196
Contingent deferred sales charges	380	3,845	54	51	434
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2,188	21,055	573	339	3,472
Amortization of deferred charges	-	2	-	-	1
Total expenses	10,422	80,917	1,999	1,272	13,561
Net investment income (loss)	23,042	66,401	1,323	(711)	(8,851)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,773)	74,091	1,877	(747)	(8,551)
Capital gains distributions	-	92,456	2,160	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,773)	166,547	4,037	(747)	(8,551)
Net unrealized appreciation
(depreciation) of investments	27,518	(75,929)	(1,803)	7,731	94,301
Net realized and unrealized gain (loss)
on investments	25,745	90,618	2,234	6,984	85,750
Net increase (decrease) in net assets
resulting from operations	$48,787	$157,019	$3,557	$6,273	$76,899

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			ING Retirement		ING T. Rowe
	ING Retirement	ING Retirement	Moderate	ING Retirement	Price Capital
	Conservative	Growth	Growth	Moderate	Appreciation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$1,071	$16,912	$14,690	$10,229	$40,830
Total investment income	1,071	16,912	14,690	10,229	40,830
Expenses:
Mortality, expense risk
and other charges	8,059	77,295	53,561	31,005	42,929
Annual administrative charges	104	1,446	796	428	733
Contingent deferred sales charges	369	4,326	3,078	1,950	2,220
Minimum death benefit guarantee charges	-	-	-	-	1
Other contract charges	3,415	36,986	22,044	12,090	15,396
Amortization of deferred charges	-	1	-	-	3
Total expenses	11,947	120,054	79,479	45,473	61,282
Net investment income (loss)	(10,876)	(103,142)	(64,789)	(35,244)	(20,452)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,379	14,110	11,281	7,515	36,663
Capital gains distributions	685	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	7,064	14,110	11,281	7,515	36,663
Net unrealized appreciation
(depreciation) of investments	28,820	454,929	296,213	145,924	251,543
Net realized and unrealized gain (loss)
on investments	35,884	469,039	307,494	153,439	288,206
Net increase (decrease) in net assets
resulting from operations	$25,008	$365,897	$242,705	$118,195	$267,754

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton	ING Templeton
	Appreciation	Income	Income	Global Growth Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$1,186	$10,497	$345	$4,197	$64
Total investment income	1,186	10,497	345	4,197	64
Expenses:
Mortality, expense risk
and other charges	1,476	10,816	398	4,659	80
Annual administrative charges	20	211	7	88	1
Contingent deferred sales charges	56	456	9	210	2
Minimum death benefit guarantee charges	-	1	-	-	-
Other contract charges	692	3,794	197	1,522	40
Amortization of deferred charges	-	5	-	-	-
Total expenses	2,244	15,283	611	6,479	123
Net investment income (loss)	(1,058)	(4,786)	(266)	(2,282)	(59)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,826)	(1,343)	(529)	7,209	(111)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,826)	(1,343)	(529)	7,209	(111)
Net unrealized appreciation
(depreciation) of investments	11,276	79,450	3,345	8,384	363
Net realized and unrealized gain (loss)
on investments	9,450	78,107	2,816	15,593	252
Net increase (decrease) in net assets
resulting from operations	$8,392	$73,321	$2,550	$13,311	$193

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen	ING Wells	ING Wells	ING Wells
	Growth and	Growth and	Fargo	Fargo Small	Fargo Small
	Income	Income	HealthCare	Cap Disciplined Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$1,126	$126	$-	$165	$2
Total investment income	1,126	126	-	165	2
Expenses:
Mortality, expense risk
and other charges	7,638	909	2,999	252	5
Annual administrative charges	182	12	51	2	-
Contingent deferred sales charges	233	24	216	13	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,833	407	1,251	106	3
Amortization of deferred charges	1	-	-	-	-
Total expenses	9,887	1,352	4,517	373	8
Net investment income (loss)	(8,761)	(1,226)	(4,517)	(208)	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(534)	(637)	(3,202)	(391)	(168)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(534)	(637)	(3,202)	(391)	(168)
Net unrealized appreciation
(depreciation) of investments	51,923	6,418	13,238	(1,111)	144
Net realized and unrealized gain (loss)
on investments	51,389	5,781	10,036	(1,502)	(24)
Net increase (decrease) in net assets
resulting from operations	$42,628	$4,555	$5,519	$(1,710)	$(30)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING American	ING Baron	ING Columbia
		Century Small-	Small Cap	Small Cap	ING Davis New
	ING Diversified	Mid Cap Value	Growth	Value	York Venture
	International	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$1	$27	$-	$1,807	$1,139
Total investment income	1	27	-	1,807	1,139
Expenses:
Mortality, expense risk
and other charges	2	25	5,076	2,547	4,752
Annual administrative charges	-	-	65	29	47
Contingent deferred sales charges	-	-	246	204	208
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1	15	2,092	1,063	1,843
Amortization of deferred charges	-	-	-	-	-
Total expenses	3	40	7,479	3,843	6,850
Net investment income (loss)	(2)	(13)	(7,479)	(2,036)	(5,711)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(23)	(10)	(12,141)	(5,961)	(6,120)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(23)	(10)	(12,141)	(5,961)	(6,120)
Net unrealized appreciation
(depreciation) of investments	37	503	82,791	37,638	35,925
Net realized and unrealized gain (loss)
on investments	14	493	70,650	31,677	29,805
Net increase (decrease) in net assets
resulting from operations	$12	$480	$63,171	$29,641	$24,094

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING Legg
		Mason			ING
		ClearBridge	ING	ING	Oppenheimer
	ING JPMorgan	Aggressive	Oppenheimer	Oppenheimer Global Strategic
	Mid Cap Value	Growth	Global	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$850	$-	$111	$1,712	$282
Total investment income	850	-	111	1,712	282
Expenses:
Mortality, expense risk
and other charges	1,586	1,567	82	1,936	87
Annual administrative charges	23	31	2	29	1
Contingent deferred sales charges	116	72	4	117	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	561	733	2	745	14
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,286	2,403	90	2,827	102
Net investment income (loss)	(1,436)	(2,403)	21	(1,115)	180

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,385	1,561	51	(3,646)	60
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	3,385	1,561	51	(3,646)	60
Net unrealized appreciation
(depreciation) of investments	15,568	18,139	825	19,426	947
Net realized and unrealized gain (loss)
on investments	18,953	19,700	876	15,780	1,007
Net increase (decrease) in net assets
resulting from operations	$17,517	$17,297	$897	$14,665	$1,187

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$280	$384	$278	$136	$12
Total investment income	280	384	278	136	12
Expenses:
Mortality, expense risk
and other charges	87	179	178	119	15
Annual administrative charges	1	1	1	1	1
Contingent deferred sales charges	1	-	2	(41)	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	17	89	96	65	8
Amortization of deferred charges	-	-	-	-	-
Total expenses	106	269	277	144	24
Net investment income (loss)	174	115	1	(8)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	68	(244)	(346)	(703)	(101)
Capital gains distributions	11	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	79	(244)	(346)	(703)	(101)
Net unrealized appreciation
(depreciation) of investments	304	1,685	2,336	2,012	270
Net realized and unrealized gain (loss)
on investments	383	1,441	1,990	1,309	169
Net increase (decrease) in net assets
resulting from operations	$557	$1,556	$1,991	$1,301	$157

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING T. Rowe
		Price	ING T. Rowe
	ING Solution	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Income	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Net investment income (loss)
Income:
Dividends	$220	$7	$32	$5,157	$21
Total investment income	220	7	32	5,157	21
Expenses:
Mortality, expense risk
and other charges	72	108	1,561	4,284	20
Annual administrative charges	1	1	18	54	-
Contingent deferred sales charges	-	1	44	202	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	22	56	588	1,712	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	95	166	2,211	6,252	22
Net investment income (loss)	125	(159)	(2,179)	(1,095)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(93)	(243)	3,028	(22,924)	37
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(93)	(243)	3,028	(22,924)	37
Net unrealized appreciation
(depreciation) of investments	480	2,896	10,347	34,948	88
Net realized and unrealized gain (loss)
on investments	387	2,653	13,375	12,024	125
Net increase (decrease) in net assets
resulting from operations	$512	$2,494	$11,196	$10,929	$124

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van	ING Van
	ING Thornburg	Large Cap	Kampen	Kampen Equity	Kampen Equity
	Value	Equity	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$113	$41	$2,439	$38	$3,264
Total investment income	113	41	2,439	38	3,264
Expenses:
Mortality, expense risk
and other charges	117	96	3,003	18	3,261
Annual administrative charges	2	2	47	17	32
Contingent deferred sales charges	7	6	123	56	108
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	43	34	1,220	383	829
Amortization of deferred charges	-	-	-	-	-
Total expenses	169	138	4,393	474	4,230
Net investment income (loss)	(56)	(97)	(1,954)	(436)	(966)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(142)	(269)	(9,007)	(8)	(4,615)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(142)	(269)	(9,007)	(8)	(4,615)
Net unrealized appreciation
(depreciation) of investments	831	974	30,877	224	23,524
Net realized and unrealized gain (loss)
on investments	689	705	21,870	216	18,909
Net increase (decrease) in net assets
resulting from operations	$633	$608	$19,916	$(220)	$17,943

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Strategic	ING Strategic	ING Strategic
	Allocation	Allocation	Allocation	ING Growth	ING Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$59	$20	$30	$1	$3,565
Total investment income	59	20	30	1	3,565
Expenses:
Mortality, expense risk
and other charges	14	6	8	1	7,327
Annual administrative charges	-	-	-	-	180
Contingent deferred sales charges	-	-	-	-	282
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	2	-	2,418
Amortization of deferred charges	-	-	-	-	-
Total expenses	14	6	10	1	10,207
Net investment income (loss)	45	14	20	-	(6,642)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(42)	(50)	(66)	(2)	(4,991)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(42)	(50)	(66)	(2)	(4,991)
Net unrealized appreciation
(depreciation) of investments	130	98	116	15	57,770
Net realized and unrealized gain (loss)
on investments	88	48	50	13	52,779
Net increase (decrease) in net assets
resulting from operations	$133	$62	$70	$13	$46,137

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$226	$270	$193	$104	$95
Total investment income	226	270	193	104	95
Expenses:
Mortality, expense risk
and other charges	255	239	173	86	85
Annual administrative charges	5	5	3	2	2
Contingent deferred sales charges	12	17	6	8	6
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	272	261	182	96	93
Net investment income (loss)	(46)	9	11	8	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(970)	(945)	(866)	(409)	(338)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(970)	(945)	(866)	(409)	(338)
Net unrealized appreciation
(depreciation) of investments	993	931	900	420	419
Net realized and unrealized gain (loss)
on investments	23	(14)	34	11	81
Net increase (decrease) in net assets
resulting from operations	$(23)	$(5)	$45	$19	$83

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$97	$126	$58	$355	$1,566
Total investment income	97	126	58	355	1,566
Expenses:
Mortality, expense risk
and other charges	77	106	41	240	723
Annual administrative charges	1	1	1	8	17
Contingent deferred sales charges	8	2	1	4	11
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	86	109	43	252	751
Net investment income (loss)	11	17	15	103	815

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(252)	(293)	(115)	(209)	(68)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(252)	(293)	(115)	(209)	(68)
Net unrealized appreciation
(depreciation) of investments	312	414	176	791	1,300
Net realized and unrealized gain (loss)
on investments	60	121	61	582	1,232
Net increase (decrease) in net assets
resulting from operations	$71	$138	$76	$685	$2,047

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro			ING Index Plus
	Opportunities	STOXX 50	ING FTSE 100	ING Hang Seng	LargeCap
	Portfolio -	Index Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class A	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$-	$6	$6	$35	$2,845
Total investment income	-	6	6	35	2,845
Expenses:
Mortality, expense risk
and other charges	3,964	42	35	1,041	2,459
Annual administrative charges	58	1	2	15	66
Contingent deferred sales charges	235	1	5	79	69
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,693	19	33	458	690
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,950	63	75	1,593	3,284
Net investment income (loss)	(5,950)	(57)	(69)	(1,558)	(439)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(731)	45	169	1,115	(14,359)
Capital gains distributions	-	3	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	(731)	48	176	1,115	(14,359)
Net unrealized appreciation
(depreciation) of investments	37,693	(60)	183	2,737	31,703
Net realized and unrealized gain (loss)
on investments	36,962	(12)	359	3,852	17,344
Net increase (decrease) in net assets
resulting from operations	$31,012	$(69)	$290	$2,294	$16,905

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING
	ING Index Plus	ING Index Plus	ING	ING Japan	Opportunistic
	MidCap	SmallCap	International	TOPIX Index®	Large Cap
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A	Class S
Net investment income (loss)
Income:
Dividends	$1,103	$480	$2,278	$3	$175
Total investment income	1,103	480	2,278	3	175
Expenses:
Mortality, expense risk
and other charges	2,082	1,587	965	81	106
Annual administrative charges	35	26	12	2	1
Contingent deferred sales charges	97	63	106	6	15
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	760	613	362	15	25
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,974	2,289	1,445	104	147
Net investment income (loss)	(1,871)	(1,809)	833	(101)	28

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7,964)	(6,416)	3,016	(63)	(4,925)
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(7,964)	(6,416)	3,016	(62)	(4,925)
Net unrealized appreciation
(depreciation) of investments	31,547	25,210	(3,261)	717	4,089
Net realized and unrealized gain (loss)
on investments	23,583	18,794	(245)	655	(836)
Net increase (decrease) in net assets
resulting from operations	$21,712	$16,985	$588	$554	$(808)

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Global Large	Large Cap	Large Cap	Large Cap	Mid Cap
	Cap Index 75%	Growth Index	Index	Value Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$80	$767	$11,996	$488	$804
Total investment income	80	767	11,996	488	804
Expenses:
Mortality, expense risk
and other charges	96	2,294	5,827	502	4,356
Annual administrative charges	-	50	154	10	114
Contingent deferred sales charges	9	140	276	57	175
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	42	987	1,476	115	1,276
Amortization of deferred charges	-	-	1	-	1
Total expenses	147	3,471	7,734	684	5,922
Net investment income (loss)	(67)	(2,704)	4,262	(196)	(5,118)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,364	3,772	12,960	862	8,173
Capital gains distributions	1,361	-	-	3,285	2,414
Total realized gain (loss) on investments
and capital gains distributions	3,725	3,772	12,960	4,147	10,587
Net unrealized appreciation
(depreciation) of investments	(2,910)	11,251	14,170	(1,913)	48,180
Net realized and unrealized gain (loss)
on investments	815	15,023	27,130	2,234	58,767
Net increase (decrease) in net assets
resulting from operations	$748	$12,319	$31,392	$2,038	$53,649

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					ING
					WisdomTreeSM
	ING Russell™	ING Russell™	ING Small		Global High-
	Mid Cap Index	Small Cap	Company	ING U.S. Bond	Yielding Equity
	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$521	$630	$289	$5,963	$6,863
Total investment income	521	630	289	5,963	6,863
Expenses:
Mortality, expense risk
and other charges	1,695	2,374	1,306	4,234	3,372
Annual administrative charges	20	40	15	50	38
Contingent deferred sales charges	78	161	74	466	227
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	643	931	521	1,698	1,603
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,436	3,506	1,916	6,448	5,240
Net investment income (loss)	(1,915)	(2,876)	(1,627)	(485)	1,623

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	13,882	6,124	14,076	9,365	(17,524)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13,882	6,124	14,076	9,365	(17,524)
Net unrealized appreciation
(depreciation) of investments	6,499	21,586	4,507	(870)	19,810
Net realized and unrealized gain (loss)
on investments	20,381	27,710	18,583	8,495	2,286
Net increase (decrease) in net assets
resulting from operations	$18,466	$24,834	$16,956	$8,010	$3,909

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

					Legg Mason
	ING				ClearBridge
	International	ING MidCap	ING SmallCap		Variable Large
	Value	Opportunities	Opportunities	Invesco V.I.	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Leisure Fund -	Portfolio -
	Class S	Class S	Class S	Series I Shares	Class I
Net investment income (loss)
Income:
Dividends	$173	$1,722	$-	$103	$2
Total investment income	173	1,722	-	103	2
Expenses:
Mortality, expense risk
and other charges	98	5,511	1,040	342	1
Annual administrative charges	1	174	26	8	-
Contingent deferred sales charges	1	208	60	22	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	39	1,636	439	143	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	139	7,529	1,565	515	1
Net investment income (loss)	34	(5,807)	(1,565)	(412)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,738)	(994)	1,363	(2,585)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,738)	(994)	1,363	(2,585)	(4)
Net unrealized appreciation
(depreciation) of investments	1,740	88,470	15,997	6,413	8
Net realized and unrealized gain (loss)
on investments	2	87,476	17,360	3,828	4
Net increase (decrease) in net assets
resulting from operations	$36	$81,669	$15,795	$3,416	$5

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Legg Mason
	Global Currents
	Variable	Legg Mason	Legg Mason	Oppenheimer	PIMCO Real
	International	Western Asset	Western Asset	Main Street	Return
	All Cap	Variable High	Variable Money	Small Cap	Portfolio -
	Opportunity	Income	Market	Fund®/VA -	Administrative
	Portfolio	Portfolio	Portfolio	Service Class	Class
Net investment income (loss)
Income:
Dividends	$1	$7	$-	$7	$174
Total investment income	1	7	-	7	174
Expenses:
Mortality, expense risk
and other charges	1	1	-	16	119
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	-	-	-	-	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	7	31
Amortization of deferred charges	-	-	-	-	-
Total expenses	1	1	-	23	152
Net investment income (loss)	-	6	-	(16)	22

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(5)	-	(56)	6
Capital gains distributions	-	-	-	-	110
Total realized gain (loss) on investments
and capital gains distributions	(12)	(5)	-	(56)	116
Net unrealized appreciation
(depreciation) of investments	12	9	-	400	623
Net realized and unrealized gain (loss)
on investments	-	4	-	344	739
Net increase (decrease) in net assets
resulting from operations	$-	$10	$-	$328	$761

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Statements of Operations For the year ended December 31, 2010 (Dollars in thousands)

	Pioneer Equity				Wells Fargo
	Income VCT			ProFund VP	Advantage VT
	Portfolio -	ProFund VP	ProFund VP	Rising Rates	Omega Growth
	Class II	Bull	Europe 30	Opportunity	Fund - Class 2
Net investment income (loss)
Income:
Dividends	$ 305	$ 18	$ 155	$ -	$ -
Total investment income	305	18	155	-	-
Expenses:
Mortality, expense risk
and other charges	153	256	162	199	7
Annual administrative charges	1	8	3	3	-
Contingent deferred sales charges	3	12	8	12	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	58	107	67	64	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	215	383	240	278	7
Net investment income (loss)	90	(365)	(85)	(278)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(996)	(450)	(740)	(1,552)	6
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(996)	(450)	(740)	(1,552)	6
Net unrealized appreciation
(depreciation) of investments	3,318	2,153	777	(628)	310
Net realized and unrealized gain (loss)
on investments	2,322	1,703	37	(2,180)	316
Net increase (decrease) in net assets
resulting from operations	$ 2,412	$ 1,338	$ (48)	$ (2,458)	$ 309

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

			Wells Fargo
	Wells Fargo		Advantage VT		Wells Fargo	Wells Fargo	Wells Fargo
	Advantage VT		Index Asset		Advantage VT	Advantage VT	Advantage VT
	C&B Large Cap		Allocation		Intrinsic Value	Large Company	Money Market
	Value Fund	Fund	- Class 2	Fund	- Class 2	Growth Fund	Fund
Net investment income (loss)
Income:
Dividends	$2		$36		$5	$11	$-
Total investment income	2		36		5	11	-
Expenses:
Mortality, expense risk
and other charges	2		35		13	14	-
Annual administrative charges	-		-		-	-	-
Contingent deferred sales charges	-		-		-	-	-
Minimum death benefit guarantee charges	-		-		-	-	-
Other contract charges	1		17		9	6	-
Amortization of deferred charges	-		-		-	-	-
Total expenses	3		52		22	20	-
Net investment income (loss)	(1)		(16)		(17)	(9)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(22)		(22)		(29)	(73)	-
Capital gains distributions	-		-		-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(22)		(22)		(29)	(73)	-
Net unrealized appreciation
(depreciation) of investments	12		241		129	(65)	-
Net realized and unrealized gain (loss)
on investments	(10)		219		100	(138)	-
Net increase (decrease) in net assets
resulting from operations	$(11)		$203		$83	$(147)	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2010
(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net investment income (loss)
Income:
Dividends	$-	$36
Total investment income	-	36
Expenses:
Mortality, expense risk
and other charges	8	19
Annual administrative charges	-	-
Contingent deferred sales charges	-	-
Minimum death benefit guarantee charges	-	-
Other contract charges	3	7
Amortization of deferred charges	-	-
Total expenses	11	26
Net investment income (loss)	(11)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	5
Capital gains distributions	-	29
Total realized gain (loss) on investments
and capital gains distributions	(8)	34
Net unrealized appreciation
(depreciation) of investments	112	3
Net realized and unrealized gain (loss)
on investments	104	37
Net increase (decrease) in net assets
resulting from operations	$93	$47

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Columbia
	BlackRock	Columbia Asset	Federal	Columbia Large
	Global	Allocation	Securities Fund,	Cap Growth
	Allocation V.I.	Fund, Variable	Variable	Fund, Variable
	Fund - Class III	Series - Class A	Series - Class A	Series - Class A
Net assets at January 1, 2009	$397,800	$262	$27	$258

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,728)	7	2	(2)
Total realized gain (loss) on investments
and capital gains distributions	(6,491)	(3)	-	(3)
Net unrealized appreciation (depreciation)
of investments	153,606	52	(1)	87
Net increase (decrease) in net assets from operations	144,387	56	1	82
Changes from principal transactions:
Premiums	133,817	-	-	-
Death benefits	(4,568)	-	-	(7)
Surrenders and withdrawals	(17,228)	(5)	(6)	(2)
Transfers between Divisions
(including fixed account), net	321,397	(5)	-	-
Increase (decrease) in net assets derived from
principal transactions	433,418	(10)	(6)	(9)
Total increase (decrease) in net assets	577,805	46	(5)	73
Net assets at December 31, 2009	975,605	308	22	331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,908)	2	1	(3)
Total realized gain (loss) on investments
and capital gains distributions	5,907	(7)	-	1
Net unrealized appreciation (depreciation)
of investments	80,227	36	-	51
Net increase (decrease) in net assets from operations	72,226	31	1	49
Changes from principal transactions:
Premiums	39,817	-	-	-
Death benefits	(5,818)	-	-	(2)
Surrenders and withdrawals	(44,458)	(37)	(4)	(17)
Transfers between Divisions
(including fixed account), net	115,670	1	-	-
Increase (decrease) in net assets derived from
principal transactions	105,211	(36)	(4)	(19)
Total increase (decrease) in net assets	177,437	(5)	(3)	30
Net assets at December 31, 2010	$1,153,042	$303	$19	$361

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP
	Cap Value	Growth Fund,	Equity-Income	Contrafund®
	Fund, Variable	Variable	Portfolio -	Portfolio -
	Series - Class B	Series - Class A	Service Class 2	Service Class 2
Net assets at January 1, 2009	$141,739	$51	$167,056	$656,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,571)	(1)	(799)	(9,570)
Total realized gain (loss) on investments
and capital gains distributions	(10,509)	(2)	(20,914)	(97,340)
Net unrealized appreciation (depreciation)
of investments	39,355	10	60,712	315,224
Net increase (decrease) in net assets from operations	26,275	7	38,999	208,314
Changes from principal transactions:
Premiums	65	-	1,200	36,945
Death benefits	(1,659)	(17)	(2,297)	(5,993)
Surrenders and withdrawals	(5,785)	(16)	(8,937)	(27,878)
Transfers between Divisions
(including fixed account), net	(10,569)	-	(12,767)	(72,203)
Increase (decrease) in net assets derived from
principal transactions	(17,948)	(33)	(22,801)	(69,129)
Total increase (decrease) in net assets	8,327	(26)	16,198	139,185
Net assets at December 31, 2009	150,066	25	183,254	795,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,486)	-	(1,516)	(10,928)
Total realized gain (loss) on investments
and capital gains distributions	(2,149)	1	(10,528)	(63,187)
Net unrealized appreciation (depreciation)
of investments	36,552	5	32,195	174,292
Net increase (decrease) in net assets from operations	31,917	6	20,151	100,177
Changes from principal transactions:
Premiums	55	-	447	2,156
Death benefits	(1,686)	-	(2,591)	(6,481)
Surrenders and withdrawals	(8,730)	(2)	(11,090)	(39,917)
Transfers between Divisions
(including fixed account), net	(9,444)	(11)	(8,786)	(56,356)
Increase (decrease) in net assets derived from
principal transactions	(19,805)	(13)	(22,020)	(100,598)
Total increase (decrease) in net assets	12,112	(7)	(1,869)	(421)
Net assets at December 31, 2010	$162,178	$18	$181,385	$795,262

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Franklin Small		ING	ING American
	Cap Value	ING Balanced	Intermediate	Funds Asset
	Securities	Portfolio -	Bond Portfolio -	Allocation
	Fund - Class 2	Class S	Class S	Portfolio
Net assets at January 1, 2009	$7,246	$6,399	$1,122,300	$148,369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	180	44,578	(2,157)
Total realized gain (loss) on investments
and capital gains distributions	(22)	(448)	(25,677)	(1,029)
Net unrealized appreciation (depreciation)
of investments	2,746	1,277	77,998	54,499
Net increase (decrease) in net assets from operations	2,740	1,009	96,899	51,313
Changes from principal transactions:
Premiums	2,853	283	67,971	66,114
Death benefits	(129)	(99)	(12,576)	(2,359)
Surrenders and withdrawals	(338)	(408)	(74,361)	(6,172)
Transfers between Divisions
(including fixed account), net	(257)	(285)	41,079	48,943
Increase (decrease) in net assets derived from
principal transactions	2,129	(509)	22,113	106,526
Total increase (decrease) in net assets	4,869	500	119,012	157,839
Net assets at December 31, 2009	12,115	6,899	1,241,312	306,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	85	28,447	(3,076)
Total realized gain (loss) on investments
and capital gains distributions	(451)	(376)	(15,380)	(2,417)
Net unrealized appreciation (depreciation)
of investments	3,628	1,064	71,889	34,540
Net increase (decrease) in net assets from operations	3,073	773	84,956	29,047
Changes from principal transactions:
Premiums	549	65	21,199	13,680
Death benefits	(13)	(67)	(13,563)	(3,724)
Surrenders and withdrawals	(700)	(873)	(102,080)	(12,092)
Transfers between Divisions
(including fixed account), net	(640)	(116)	21,402	18,997
Increase (decrease) in net assets derived from
principal transactions	(804)	(991)	(73,042)	16,861
Total increase (decrease) in net assets	2,269	(218)	11,914	45,908
Net assets at December 31, 2010	$14,384	$6,681	$1,253,226	$352,116

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING American	ING American
	ING American	ING American	Funds Growth-	Funds
	Funds Bond	Funds Growth	Income	International
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2009	$252,168	$1,544,265	$1,074,885	$953,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,523	(12,912)	(2,549)	10,937
Total realized gain (loss) on investments
and capital gains distributions	(1,758)	201,868	68,958	179,814
Net unrealized appreciation (depreciation)
of investments	34,679	356,847	228,716	174,029
Net increase (decrease) in net assets from operations	36,444	545,803	295,125	364,780
Changes from principal transactions:
Premiums	75,041	112,850	71,842	62,374
Death benefits	(2,949)	(19,814)	(18,164)	(12,514)
Surrenders and withdrawals	(16,202)	(65,388)	(44,684)	(41,254)
Transfers between Divisions
(including fixed account), net	139,875	(13,269)	(2,615)	60,133
Increase (decrease) in net assets derived from
principal transactions	195,765	14,379	6,379	68,739
Total increase (decrease) in net assets	232,209	560,182	301,504	433,519
Net assets at December 31, 2009	484,377	2,104,447	1,376,389	1,387,295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(733)	(51,430)	(20,775)	(20,339)
Total realized gain (loss) on investments
and capital gains distributions	4,659	(10,588)	(17,563)	(8,092)
Net unrealized appreciation (depreciation)
of investments	13,720	362,204	141,030	72,017
Net increase (decrease) in net assets from operations	17,646	300,186	102,692	43,586
Changes from principal transactions:
Premiums	18,744	36,991	24,508	24,023
Death benefits	(3,373)	(17,796)	(14,534)	(12,099)
Surrenders and withdrawals	(29,551)	(105,469)	(68,721)	(65,659)
Transfers between Divisions
(including fixed account), net	12,428	(16,843)	(37,906)	(21,479)
Increase (decrease) in net assets derived from
principal transactions	(1,752)	(103,117)	(96,653)	(75,214)
Total increase (decrease) in net assets	15,894	197,069	6,039	(31,628)
Net assets at December 31, 2010	$500,271	$2,301,516	$1,382,428	$1,355,667

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING American			ING BlackRock
	Funds World	ING Artio	ING Artio	Inflation
	Allocation	Foreign	Foreign	Protected Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$13,128	$499,269	$38,955	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,090)	3,851	80	432
Total realized gain (loss) on investments
and capital gains distributions	2,582	(27,947)	(1,526)	1,080
Net unrealized appreciation (depreciation)
of investments	14,266	106,632	7,567	2,623
Net increase (decrease) in net assets from operations	15,758	82,536	6,121	4,135
Changes from principal transactions:
Premiums	32,022	24,582	184	18,430
Death benefits	(381)	(5,102)	(305)	(215)
Surrenders and withdrawals	(1,313)	(22,455)	(901)	(3,618)
Transfers between Divisions
(including fixed account), net	42,865	22,826	2,683	140,669
Increase (decrease) in net assets derived from
principal transactions	73,193	19,851	1,661	155,266
Total increase (decrease) in net assets	88,951	102,387	7,782	159,401
Net assets at December 31, 2009	102,079	601,656	46,737	159,401

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,144)	(13,448)	(1,196)	(1,855)
Total realized gain (loss) on investments
and capital gains distributions	6,787	(37,266)	(841)	9,406
Net unrealized appreciation (depreciation)
of investments	7,916	67,844	3,569	(1,393)
Net increase (decrease) in net assets from operations	12,559	17,130	1,532	6,158
Changes from principal transactions:
Premiums	8,352	11,285	66	9,966
Death benefits	(618)	(5,900)	(165)	(2,038)
Surrenders and withdrawals	(4,235)	(34,820)	(1,597)	(17,903)
Transfers between Divisions
(including fixed account), net	62,378	(46,328)	(1,248)	99,507
Increase (decrease) in net assets derived from
principal transactions	65,877	(75,763)	(2,944)	89,532
Total increase (decrease) in net assets	78,436	(58,633)	(1,412)	95,690
Net assets at December 31, 2010	$180,515	$543,023	$45,325	$255,091

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock	ING BlackRock	ING BlackRock
	Growth	Large Cap	Large Cap	Large Cap
	Portfolio -	Growth	Value	Value
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$131	$94,345	$27,597	$2,212

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,504)	(553)	(55)
Total realized gain (loss) on investments
and capital gains distributions	(11)	(12,056)	(3,536)	(108)
Net unrealized appreciation (depreciation)
of investments	49	42,442	6,048	344
Net increase (decrease) in net assets from operations	38	27,882	1,959	181
Changes from principal transactions:
Premiums	-	7,152	11	-
Death benefits	-	(1,087)	(536)	(53)
Surrenders and withdrawals	(12)	(5,837)	(1,250)	(101)
Transfers between Divisions
(including fixed account), net	(9)	7,710	(2,589)	(50)
Increase (decrease) in net assets derived from
principal transactions	(21)	7,938	(4,364)	(204)
Total increase (decrease) in net assets	17	35,820	(2,405)	(23)
Net assets at December 31, 2009	148	130,165	25,192	2,189

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,867)	(304)	(33)
Total realized gain (loss) on investments
and capital gains distributions	(5)	(12,948)	(1,123)	(60)
Net unrealized appreciation (depreciation)
of investments	24	27,371	3,257	248
Net increase (decrease) in net assets from operations	19	11,556	1,830	155
Changes from principal transactions:
Premiums	-	2,761	5	-
Death benefits	-	(1,501)	(225)	(18)
Surrenders and withdrawals	(14)	(8,710)	(1,322)	(224)
Transfers between Divisions
(including fixed account), net	-	(2,280)	(1,099)	(13)
Increase (decrease) in net assets derived from
principal transactions	(14)	(9,730)	(2,641)	(255)
Total increase (decrease) in net assets	5	1,826	(811)	(100)
Net assets at December 31, 2010	$153	$131,991	$24,381	$2,089

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Clarion	ING Clarion
	Global Real	Global Real	ING Clarion	ING Clarion
	Estate	Estate	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$118,550	$1,695	$270,838	$15,856

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(10)	3,726	149
Total realized gain (loss) on investments
and capital gains distributions	(21,929)	(229)	(49,240)	(2,219)
Net unrealized appreciation (depreciation)
of investments	59,954	807	121,520	6,801
Net increase (decrease) in net assets from operations	38,021	568	76,006	4,731
Changes from principal transactions:
Premiums	10,057	5	1,030	33
Death benefits	(930)	-	(3,376)	(158)
Surrenders and withdrawals	(3,988)	(73)	(16,270)	(465)
Transfers between Divisions
(including fixed account), net	(10,674)	104	(21,002)	(1,161)
Increase (decrease) in net assets derived from
principal transactions	(5,535)	36	(39,618)	(1,751)
Total increase (decrease) in net assets	32,486	604	36,388	2,980
Net assets at December 31, 2009	151,036	2,299	307,226	18,836

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,952	130	2,788	107
Total realized gain (loss) on investments
and capital gains distributions	(12,871)	(214)	(41,124)	(1,222)
Net unrealized appreciation (depreciation)
of investments	21,303	340	107,984	5,386
Net increase (decrease) in net assets from operations	17,384	256	69,648	4,271
Changes from principal transactions:
Premiums	306	-	126	1
Death benefits	(1,239)	(23)	(4,757)	(129)
Surrenders and withdrawals	(6,675)	(66)	(26,651)	(801)
Transfers between Divisions
(including fixed account), net	(12,113)	(202)	(23,292)	(1,147)
Increase (decrease) in net assets derived from
principal transactions	(19,721)	(291)	(54,574)	(2,076)
Total increase (decrease) in net assets	(2,337)	(35)	15,074	2,195
Net assets at December 31, 2010	$148,699	$2,264	$322,300	$21,031

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING DFA	ING FMRSM	ING FMRSM	ING Franklin
	World Equity	Diversified Mid	Diversified Mid	Income
	Portfolio -	Cap Portfolio -	Cap Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$130,749	$581,082	$25,387	$288,417

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,620)	(12,891)	(705)	14,845
Total realized gain (loss) on investments
and capital gains distributions	(19,278)	(28,190)	(869)	(12,855)
Net unrealized appreciation (depreciation)
of investments	48,080	241,241	10,062	88,813
Net increase (decrease) in net assets from operations	25,182	200,160	8,488	90,803
Changes from principal transactions:
Premiums	13,138	20,215	79	20,434
Death benefits	(653)	(9,250)	(372)	(4,819)
Surrenders and withdrawals	(3,373)	(37,819)	(743)	(18,221)
Transfers between Divisions
(including fixed account), net	(10,732)	11,618	(403)	55,039
Increase (decrease) in net assets derived from
principal transactions	(1,620)	(15,236)	(1,439)	52,433
Total increase (decrease) in net assets	23,562	184,924	7,049	143,236
Net assets at December 31, 2009	154,311	766,006	32,436	431,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,371)	(17,578)	(916)	12,055
Total realized gain (loss) on investments
and capital gains distributions	(9,140)	(4,283)	4	(14,915)
Net unrealized appreciation (depreciation)
of investments	45,833	198,771	8,557	45,243
Net increase (decrease) in net assets from operations	35,322	176,910	7,645	42,383
Changes from principal transactions:
Premiums	4,224	8,802	37	8,409
Death benefits	(789)	(12,573)	(289)	(6,359)
Surrenders and withdrawals	(6,521)	(61,121)	(1,659)	(29,933)
Transfers between Divisions
(including fixed account), net	35,907	1,096	(835)	2,785
Increase (decrease) in net assets derived from
principal transactions	32,821	(63,796)	(2,746)	(25,098)
Total increase (decrease) in net assets	68,143	113,114	4,899	17,285
Net assets at December 31, 2010	$222,454	$879,120	$37,335	$448,938

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global
	Income	Mutual Shares	Strategy	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$5,852	$146,314	$684,019	$547,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	270	(3,770)	2,365	(14,498)
Total realized gain (loss) on investments
and capital gains distributions	(883)	(13,244)	(22,951)	(48,883)
Net unrealized appreciation (depreciation)
of investments	2,414	52,591	202,439	251,057
Net increase (decrease) in net assets from operations	1,801	35,577	181,853	187,676
Changes from principal transactions:
Premiums	42	11,316	36,831	23,197
Death benefits	(20)	(2,206)	(6,783)	(5,280)
Surrenders and withdrawals	(115)	(5,918)	(20,041)	(27,040)
Transfers between Divisions
(including fixed account), net	297	2,456	(25,988)	(33,493)
Increase (decrease) in net assets derived from
principal transactions	204	5,648	(15,981)	(42,616)
Total increase (decrease) in net assets	2,005	41,225	165,872	145,060
Net assets at December 31, 2009	7,857	187,539	849,891	692,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(3,884)	(475)	(10,250)
Total realized gain (loss) on investments
and capital gains distributions	(356)	(6,678)	(21,543)	(41,252)
Net unrealized appreciation (depreciation)
of investments	911	26,730	84,632	151,810
Net increase (decrease) in net assets from operations	739	16,168	62,614	100,308
Changes from principal transactions:
Premiums	49	3,624	12,761	183
Death benefits	(6)	(1,731)	(7,792)	(7,352)
Surrenders and withdrawals	(606)	(9,462)	(32,473)	(40,013)
Transfers between Divisions
(including fixed account), net	950	4,540	(27,986)	(91,656)
Increase (decrease) in net assets derived from
principal transactions	387	(3,029)	(55,490)	(138,838)
Total increase (decrease) in net assets	1,126	13,139	7,124	(38,530)
Net assets at December 31, 2010	$8,983	$200,678	$857,015	$653,531

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING JPMorgan
	ING Global	ING Janus	ING Janus	Emerging
	Resources	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$22,531	$407,973	$18,745	$414,868

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(706)	(8,213)	(490)	(6,551)
Total realized gain (loss) on investments
and capital gains distributions	(490)	(89,271)	(3,292)	11,967
Net unrealized appreciation (depreciation)
of investments	8,414	218,338	9,247	287,371
Net increase (decrease) in net assets from operations	7,218	120,854	5,465	292,787
Changes from principal transactions:
Premiums	58	13,395	43	22,967
Death benefits	(267)	(4,930)	(186)	(6,490)
Surrenders and withdrawals	(809)	(19,225)	(564)	(23,885)
Transfers between Divisions
(including fixed account), net	(242)	(57,794)	(1,647)	(7,800)
Increase (decrease) in net assets derived from
principal transactions	(1,260)	(68,554)	(2,354)	(15,208)
Total increase (decrease) in net assets	5,958	52,300	3,111	277,579
Net assets at December 31, 2009	28,489	460,273	21,856	692,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(520)	(11,101)	(601)	(12,947)
Total realized gain (loss) on investments
and capital gains distributions	(88)	(43,922)	(1,251)	57,024
Net unrealized appreciation (depreciation)
of investments	5,354	100,869	4,066	53,580
Net increase (decrease) in net assets from operations	4,746	45,846	2,214	97,657
Changes from principal transactions:
Premiums	-	172	1	1,976
Death benefits	(55)	(5,737)	(89)	(6,056)
Surrenders and withdrawals	(1,287)	(29,559)	(831)	(41,773)
Transfers between Divisions
(including fixed account), net	(1,360)	(31,696)	(665)	(86,463)
Increase (decrease) in net assets derived from
principal transactions	(2,702)	(66,820)	(1,584)	(132,316)
Total increase (decrease) in net assets	2,044	(20,974)	630	(34,659)
Net assets at December 31, 2010	$30,533	$439,299	$22,486	$657,788

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan
	Emerging	Small Cap Core	Small Cap Core	ING Large Cap
	Markets Equity	Equity	Equity	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$20,686	$126,323	$30,008	$8,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(456)	(2,930)	(805)	(889)
Total realized gain (loss) on investments
and capital gains distributions	1,033	(5,968)	(276)	(215)
Net unrealized appreciation (depreciation)
of investments	13,106	37,207	7,627	17,391
Net increase (decrease) in net assets from operations	13,683	28,309	6,546	16,287
Changes from principal transactions:
Premiums	277	2,552	4	6,378
Death benefits	(220)	(1,432)	(392)	(271)
Surrenders and withdrawals	(610)	(5,227)	(747)	(2,612)
Transfers between Divisions
(including fixed account), net	(480)	2,998	(1,193)	64,738
Increase (decrease) in net assets derived from
principal transactions	(1,033)	(1,109)	(2,328)	68,233
Total increase (decrease) in net assets	12,650	27,200	4,218	84,520
Net assets at December 31, 2009	33,336	153,523	34,226	93,436

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(739)	(4,375)	(930)	(2,364)
Total realized gain (loss) on investments
and capital gains distributions	3,478	(8,135)	(127)	9,661
Net unrealized appreciation (depreciation)
of investments	2,504	54,337	8,527	4,067
Net increase (decrease) in net assets from operations	5,243	41,827	7,470	11,364
Changes from principal transactions:
Premiums	1	2,695	2	3,859
Death benefits	(151)	(1,574)	(231)	(598)
Surrenders and withdrawals	(1,190)	(11,519)	(1,277)	(5,914)
Transfers between Divisions
(including fixed account), net	(1,753)	72,459	(1,652)	19,769
Increase (decrease) in net assets derived from
principal transactions	(3,093)	62,061	(3,158)	17,116
Total increase (decrease) in net assets	2,150	103,888	4,312	28,480
Net assets at December 31, 2010	$35,486	$257,411	$38,538	$121,916

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Large Cap	ING Limited	ING Liquid	ING Liquid
	Growth	Maturity Bond	Assets	Assets
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$802	$130,395	$2,331,467	$56,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	3,474	(49,582)	(1,256)
Total realized gain (loss) on investments
and capital gains distributions	(26)	(1,994)	4,075	87
Net unrealized appreciation (depreciation)
of investments	312	4,524	-	-
Net increase (decrease) in net assets from operations	262	6,004	(45,507)	(1,169)
Changes from principal transactions:
Premiums	-	16	287,399	16
Death benefits	(11)	(3,668)	(34,309)	(1,027)
Surrenders and withdrawals	(8)	(14,710)	(443,285)	(8,361)
Transfers between Divisions
(including fixed account), net	(166)	(4,289)	(600,801)	(13,429)
Increase (decrease) in net assets derived from
principal transactions	(185)	(22,651)	(790,996)	(22,801)
Total increase (decrease) in net assets	77	(16,647)	(836,503)	(23,970)
Net assets at December 31, 2009	879	113,748	1,494,964	32,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	1,843	(33,842)	(761)
Total realized gain (loss) on investments
and capital gains distributions	8	(2,701)	46	1
Net unrealized appreciation (depreciation)
of investments	101	2,199	-	-
Net increase (decrease) in net assets from operations	84	1,341	(33,796)	(760)
Changes from principal transactions:
Premiums	-	24	40,411	48
Death benefits	(5)	(3,395)	(23,149)	(297)
Surrenders and withdrawals	(55)	(14,364)	(359,952)	(8,624)
Transfers between Divisions
(including fixed account), net	(17)	(2,525)	(54,884)	342
Increase (decrease) in net assets derived from
principal transactions	(77)	(20,260)	(397,574)	(8,531)
Total increase (decrease) in net assets	7	(18,919)	(431,370)	(9,291)
Net assets at December 31, 2010	$886	$94,829	$1,063,594	$23,027

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Lord	ING Lord
	Abbett Growth	Abbett Growth	ING Marsico	ING Marsico
	and Income	and Income	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$58,611	$1,892	$397,436	$14,277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(887)	(37)	(5,973)	(323)
Total realized gain (loss) on investments
and capital gains distributions	(5,214)	(178)	10,411	(133)
Net unrealized appreciation (depreciation)
of investments	13,521	477	92,547	4,078
Net increase (decrease) in net assets from operations	7,420	262	96,985	3,622
Changes from principal transactions:
Premiums	12	-	15,339	24
Death benefits	(745)	(9)	(8,163)	(136)
Surrenders and withdrawals	(3,940)	(26)	(26,564)	(481)
Transfers between Divisions
(including fixed account), net	(3,657)	(128)	(14,596)	174
Increase (decrease) in net assets derived from
principal transactions	(8,330)	(163)	(33,984)	(419)
Total increase (decrease) in net assets	(910)	99	63,001	3,203
Net assets at December 31, 2009	57,701	1,991	460,437	17,480

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(997)	(43)	(7,864)	(397)
Total realized gain (loss) on investments
and capital gains distributions	(3,306)	(72)	22,836	371
Net unrealized appreciation (depreciation)
of investments	11,792	383	57,749	2,737
Net increase (decrease) in net assets from operations	7,489	268	72,721	2,711
Changes from principal transactions:
Premiums	4	-	4,660	14
Death benefits	(1,366)	-	(9,494)	(138)
Surrenders and withdrawals	(5,470)	(84)	(37,012)	(632)
Transfers between Divisions
(including fixed account), net	(1,915)	(42)	11,650	(666)
Increase (decrease) in net assets derived from
principal transactions	(8,747)	(126)	(30,196)	(1,422)
Total increase (decrease) in net assets	(1,258)	142	42,525	1,289
Net assets at December 31, 2010	$56,443	$2,133	$502,962	$18,769

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Marsico
	International	ING MFS Total	ING MFS Total	ING MFS
	Opportunities	Return	Return	Utilities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$160,191	$740,739	$32,705	$347,825

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,356)	1,590	(149)	10,552
Total realized gain (loss) on investments
and capital gains distributions	(22,978)	(26,042)	(2,166)	(15,443)
Net unrealized appreciation (depreciation)
of investments	74,292	131,083	6,589	99,841
Net increase (decrease) in net assets from operations	48,958	106,631	4,274	94,950
Changes from principal transactions:
Premiums	3,683	27,138	145	21,609
Death benefits	(1,841)	(16,531)	(287)	(3,503)
Surrenders and withdrawals	(6,281)	(56,883)	(1,136)	(16,853)
Transfers between Divisions
(including fixed account), net	(28,844)	(3,508)	(1,366)	(27,390)
Increase (decrease) in net assets derived from
principal transactions	(33,283)	(49,784)	(2,644)	(26,137)
Total increase (decrease) in net assets	15,675	56,847	1,630	68,813
Net assets at December 31, 2009	175,866	797,586	34,335	416,638

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,794)	(13,917)	(769)	69
Total realized gain (loss) on investments
and capital gains distributions	(16,229)	(14,725)	(1,159)	(17,954)
Net unrealized appreciation (depreciation)
of investments	33,704	81,411	4,118	59,196
Net increase (decrease) in net assets from operations	15,681	52,769	2,190	41,311
Changes from principal transactions:
Premiums	113	9,395	24	9,602
Death benefits	(1,772)	(19,620)	(247)	(4,106)
Surrenders and withdrawals	(8,714)	(71,711)	(1,386)	(26,702)
Transfers between Divisions
(including fixed account), net	(15,117)	(25,556)	(405)	(5,151)
Increase (decrease) in net assets derived from
principal transactions	(25,490)	(107,492)	(2,014)	(26,357)
Total increase (decrease) in net assets	(9,809)	(54,723)	176	14,954
Net assets at December 31, 2010	$166,057	$742,863	$34,511	$431,592

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Morgan	ING
	ING Morgan	ING Morgan	Stanley Global	Oppenheimer
	Stanley Global	Stanley Global	Tactical Asset	Active
	Franchise	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2009	$215,647	$53,281	$2,725	$3,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,144	2,263	181	(193)
Total realized gain (loss) on investments
and capital gains distributions	164	1,293	972	115
Net unrealized appreciation (depreciation)
of investments	43,610	8,737	2,795	3,983
Net increase (decrease) in net assets from operations	53,918	12,293	3,948	3,905
Changes from principal transactions:
Premiums	8,369	257	8,159	8,893
Death benefits	(2,260)	(674)	(188)	(72)
Surrenders and withdrawals	(10,640)	(2,650)	(518)	(290)
Transfers between Divisions
(including fixed account), net	7,570	(1,607)	27,630	7,625
Increase (decrease) in net assets derived from
principal transactions	3,039	(4,674)	35,083	16,156
Total increase (decrease) in net assets	56,957	7,619	39,031	20,061
Net assets at December 31, 2009	272,604	60,900	41,756	23,532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,123)	(1,464)	(899)	(228)
Total realized gain (loss) on investments
and capital gains distributions	(3,097)	915	4,072	2,265
Net unrealized appreciation (depreciation)
of investments	38,217	6,740	(241)	2,269
Net increase (decrease) in net assets from operations	28,997	6,191	2,932	4,306
Changes from principal transactions:
Premiums	4,221	174	2,137	2,544
Death benefits	(2,317)	(332)	(335)	(18)
Surrenders and withdrawals	(16,288)	(3,670)	(2,683)	(1,303)
Transfers between Divisions
(including fixed account), net	38,930	(499)	23,297	30,962
Increase (decrease) in net assets derived from
principal transactions	24,546	(4,327)	22,416	32,185
Total increase (decrease) in net assets	53,543	1,864	25,348	36,491
Net assets at December 31, 2010	$326,147	$62,764	$67,104	$60,023

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	High Yield	Total Return	Total Return	ING Pioneer
	Portfolio -	Bond Portfolio -	Bond Portfolio -	Fund Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$326,164	$2,112,274	$61,403	$45,727

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22,149	37,843	659	(590)
Total realized gain (loss) on investments
and capital gains distributions	(18,648)	97,813	2,662	(2,250)
Net unrealized appreciation (depreciation)
of investments	132,752	159,164	4,065	11,780
Net increase (decrease) in net assets from operations	136,253	294,820	7,386	8,940
Changes from principal transactions:
Premiums	694	226,311	141	1,180
Death benefits	(6,389)	(26,940)	(741)	(683)
Surrenders and withdrawals	(27,471)	(171,566)	(3,914)	(2,538)
Transfers between Divisions
(including fixed account), net	(29,226)	547,171	9,612	(678)
Increase (decrease) in net assets derived from
principal transactions	(62,392)	574,976	5,098	(2,719)
Total increase (decrease) in net assets	73,861	869,796	12,484	6,221
Net assets at December 31, 2009	400,025	2,982,070	73,887	51,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,042	66,401	1,323	(711)
Total realized gain (loss) on investments
and capital gains distributions	(1,773)	166,547	4,037	(747)
Net unrealized appreciation (depreciation)
of investments	27,518	(75,929)	(1,803)	7,731
Net increase (decrease) in net assets from operations	48,787	157,019	3,557	6,273
Changes from principal transactions:
Premiums	2,106	70,518	90	384
Death benefits	(9,215)	(32,274)	(603)	(741)
Surrenders and withdrawals	(42,188)	(233,993)	(7,411)	(3,410)
Transfers between Divisions
(including fixed account), net	120,471	51,890	3,734	3,484
Increase (decrease) in net assets derived from
principal transactions	71,174	(143,859)	(4,190)	(283)
Total increase (decrease) in net assets	119,961	13,160	(633)	5,990
Net assets at December 31, 2010	$519,986	$2,995,230	$73,254	$57,938

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Retirement
	ING Pioneer	ING Retirement	ING Retirement	Moderate
	Mid Cap Value	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2009	$494,199	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,483)	(1,973)	(23,705)	(15,066)
Total realized gain (loss) on investments
and capital gains distributions	(21,539)	137	(53)	(177)
Net unrealized appreciation (depreciation)
of investments	130,193	4,284	87,859	52,262
Net increase (decrease) in net assets from operations	102,171	2,448	64,101	37,019
Changes from principal transactions:
Premiums	15,034	6,260	26,456	29,643
Death benefits	(7,687)	(376)	(7,788)	(6,469)
Surrenders and withdrawals	(26,451)	(3,853)	(23,452)	(19,462)
Transfers between Divisions
(including fixed account), net	(13,280)	395,943	4,475,095	3,067,494
Increase (decrease) in net assets derived from
principal transactions	(32,384)	397,974	4,470,311	3,071,206
Total increase (decrease) in net assets	69,787	400,422	4,534,412	3,108,225
Net assets at December 31, 2009	563,986	400,422	4,534,412	3,108,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,851)	(10,876)	(103,142)	(64,789)
Total realized gain (loss) on investments
and capital gains distributions	(8,551)	7,064	14,110	11,281
Net unrealized appreciation (depreciation)
of investments	94,301	28,820	454,929	296,213
Net increase (decrease) in net assets from operations	76,899	25,008	365,897	242,705
Changes from principal transactions:
Premiums	4,453	14,393	75,146	51,853
Death benefits	(7,825)	(4,970)	(47,977)	(36,012)
Surrenders and withdrawals	(36,558)	(27,035)	(159,809)	(153,807)
Transfers between Divisions
(including fixed account), net	(28,506)	62,985	(155,942)	(27,444)
Increase (decrease) in net assets derived from
principal transactions	(68,436)	45,373	(288,582)	(165,410)
Total increase (decrease) in net assets	8,463	70,381	77,315	77,295
Net assets at December 31, 2010	$572,449	$470,803	$4,611,727	$3,185,520

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
	ING Retirement	Price Capital	Price Capital	Price Equity
	Moderate	Appreciation	Appreciation	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$-	$1,962,032	$69,529	$553,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,809)	(12,271)	(827)	(3,663)
Total realized gain (loss) on investments
and capital gains distributions	(14)	(10,212)	(2,736)	(13,272)
Net unrealized appreciation (depreciation)
of investments	25,403	598,703	22,878	132,250
Net increase (decrease) in net assets from operations	16,580	576,220	19,315	115,315
Changes from principal transactions:
Premiums	15,025	109,359	213	20,160
Death benefits	(4,520)	(27,799)	(785)	(9,124)
Surrenders and withdrawals	(14,835)	(125,472)	(2,865)	(32,322)
Transfers between Divisions
(including fixed account), net	1,822,699	19,008	(2,059)	4,571
Increase (decrease) in net assets derived from
principal transactions	1,818,369	(24,904)	(5,496)	(16,715)
Total increase (decrease) in net assets	1,834,949	551,316	13,819	98,600
Net assets at December 31, 2009	1,834,949	2,513,348	83,348	652,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35,244)	(20,452)	(1,058)	(4,786)
Total realized gain (loss) on investments
and capital gains distributions	7,515	36,663	(1,826)	(1,343)
Net unrealized appreciation (depreciation)
of investments	145,924	251,543	11,276	79,450
Net increase (decrease) in net assets from operations	118,195	267,754	8,392	73,321
Changes from principal transactions:
Premiums	29,311	44,845	161	6,727
Death benefits	(21,783)	(30,970)	(885)	(11,745)
Surrenders and withdrawals	(106,412)	(180,672)	(5,875)	(46,453)
Transfers between Divisions
(including fixed account), net	(31,228)	22,098	(1,655)	10,658
Increase (decrease) in net assets derived from
principal transactions	(130,112)	(144,699)	(8,254)	(40,813)
Total increase (decrease) in net assets	(11,917)	123,055	138	32,508
Net assets at December 31, 2010	$1,823,032	$2,636,403	$83,486	$685,068

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Van
	ING T. Rowe			Kampen
	Price Equity	ING Templeton	ING Templeton	Growth and
	Income	Global Growth	Global Growth	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2009	$20,160	$234,440	$3,738	$428,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(247)	(380)	(33)	(3,853)
Total realized gain (loss) on investments
and capital gains distributions	(1,180)	669	(158)	(27,909)
Net unrealized appreciation (depreciation)
of investments	5,403	65,048	1,222	116,163
Net increase (decrease) in net assets from operations	3,976	65,337	1,031	84,401
Changes from principal transactions:
Premiums	65	9,446	18	17,402
Death benefits	(165)	(4,188)	(45)	(9,116)
Surrenders and withdrawals	(1,062)	(13,670)	(118)	(29,755)
Transfers between Divisions
(including fixed account), net	(535)	8,098	67	(9,714)
Increase (decrease) in net assets derived from
principal transactions	(1,697)	(314)	(78)	(31,183)
Total increase (decrease) in net assets	2,279	65,023	953	53,218
Net assets at December 31, 2009	22,439	299,463	4,691	482,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(266)	(2,282)	(59)	(8,761)
Total realized gain (loss) on investments
and capital gains distributions	(529)	7,209	(111)	(534)
Net unrealized appreciation (depreciation)
of investments	3,345	8,384	363	51,923
Net increase (decrease) in net assets from operations	2,550	13,311	193	42,628
Changes from principal transactions:
Premiums	24	2,837	36	3,901
Death benefits	(98)	(5,466)	(23)	(10,461)
Surrenders and withdrawals	(1,189)	(21,025)	(175)	(38,261)
Transfers between Divisions
(including fixed account), net	196	(2,715)	10	(19,555)
Increase (decrease) in net assets derived from
principal transactions	(1,067)	(26,369)	(152)	(64,376)
Total increase (decrease) in net assets	1,483	(13,058)	41	(21,748)
Net assets at December 31, 2010	$23,922	$286,405	$4,732	$460,426

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van
	Kampen	ING Wells	ING Wells	ING Wells
	Growth and	Fargo	Fargo Small	Fargo Small
	Income	HealthCare	Cap Disciplined Cap Disciplined
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2009	$44,662	$164,749	$6,594	$369

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(726)	(4,420)	(189)	(9)
Total realized gain (loss) on investments
and capital gains distributions	(1,677)	(8,794)	(3,325)	(30)
Net unrealized appreciation (depreciation)
of investments	11,062	38,662	5,929	129
Net increase (decrease) in net assets from operations	8,659	25,448	2,415	90
Changes from principal transactions:
Premiums	139	9,457	1,109	-
Death benefits	(476)	(1,196)	(82)	-
Surrenders and withdrawals	(1,605)	(7,477)	(424)	(9)
Transfers between Divisions
(including fixed account), net	(30)	(11,165)	6,917	(25)
Increase (decrease) in net assets derived from
principal transactions	(1,972)	(10,381)	7,520	(34)
Total increase (decrease) in net assets	6,687	15,067	9,935	56
Net assets at December 31, 2009	51,349	179,816	16,529	425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,226)	(4,517)	(208)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(637)	(3,202)	(391)	(168)
Net unrealized appreciation (depreciation)
of investments	6,418	13,238	(1,111)	144
Net increase (decrease) in net assets from operations	4,555	5,519	(1,710)	(30)
Changes from principal transactions:
Premiums	26	3,412	551	-
Death benefits	(455)	(1,736)	(26)	-
Surrenders and withdrawals	(2,377)	(9,998)	(655)	(5)
Transfers between Divisions
(including fixed account), net	(528)	(9,802)	(14,689)	(390)
Increase (decrease) in net assets derived from
principal transactions	(3,334)	(18,124)	(14,819)	(395)
Total increase (decrease) in net assets	1,221	(12,605)	(16,529)	(425)
Net assets at December 31, 2010	$52,570	$167,211	$-	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING American	ING Baron	ING Columbia
		Century Small-	Small Cap	Small Cap
	ING Diversified	Mid Cap Value	Growth	Value
	International	Portfolio -	Portfolio -	Portfolio -
	Fund - Class R	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$182	$404	$177,288	$136,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	7	(5,832)	(2,055)
Total realized gain (loss) on investments
and capital gains distributions	(31)	(116)	(13,593)	(19,844)
Net unrealized appreciation (depreciation)
of investments	82	688	84,871	53,172
Net increase (decrease) in net assets from operations	49	579	65,446	31,273
Changes from principal transactions:
Premiums	-	924	20,614	8,372
Death benefits	-	(22)	(2,327)	(1,226)
Surrenders and withdrawals	(6)	(86)	(8,850)	(5,581)
Transfers between Divisions
(including fixed account), net	(22)	252	36,076	(12,598)
Increase (decrease) in net assets derived from
principal transactions	(28)	1,068	45,513	(11,033)
Total increase (decrease) in net assets	21	1,647	110,959	20,240
Net assets at December 31, 2009	203	2,051	288,247	156,330

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(13)	(7,479)	(2,036)
Total realized gain (loss) on investments
and capital gains distributions	(23)	(10)	(12,141)	(5,961)
Net unrealized appreciation (depreciation)
of investments	37	503	82,791	37,638
Net increase (decrease) in net assets from operations	12	480	63,171	29,641
Changes from principal transactions:
Premiums	-	271	6,413	12
Death benefits	-	-	(2,170)	(1,250)
Surrenders and withdrawals	(5)	(216)	(14,473)	(7,381)
Transfers between Divisions
(including fixed account), net	(32)	461	1,015	(23,435)
Increase (decrease) in net assets derived from
principal transactions	(37)	516	(9,215)	(32,054)
Total increase (decrease) in net assets	(25)	996	53,956	(2,413)
Net assets at December 31, 2010	$178	$3,047	$342,203	$153,917

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			ING Legg
			Mason
			ClearBridge	ING
	ING Davis New	ING JPMorgan	Aggressive	Oppenheimer
	York Venture	Mid Cap Value	Growth	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$185,900	$35,664	$79,359	$6,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,984)	(397)	(2,306)	73
Total realized gain (loss) on investments
and capital gains distributions	(9,833)	(4,201)	(1,541)	(206)
Net unrealized appreciation (depreciation)
of investments	72,285	17,143	24,464	2,273
Net increase (decrease) in net assets from operations	58,468	12,545	20,617	2,140
Changes from principal transactions:
Premiums	24,470	10,696	124	(1)
Death benefits	(2,666)	(447)	(1,011)	(150)
Surrenders and withdrawals	(6,718)	(2,263)	(2,438)	(915)
Transfers between Divisions
(including fixed account), net	7,541	11,720	(7,258)	(270)
Increase (decrease) in net assets derived from
principal transactions	22,627	19,706	(10,583)	(1,336)
Total increase (decrease) in net assets	81,095	32,251	10,034	804
Net assets at December 31, 2009	266,995	67,915	89,393	7,415

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,711)	(1,436)	(2,403)	21
Total realized gain (loss) on investments
and capital gains distributions	(6,120)	3,385	1,561	51
Net unrealized appreciation (depreciation)
of investments	35,925	15,568	18,139	825
Net increase (decrease) in net assets from operations	24,094	17,517	17,297	897
Changes from principal transactions:
Premiums	6,169	3,330	91	-
Death benefits	(2,401)	(512)	(739)	(163)
Surrenders and withdrawals	(10,487)	(5,985)	(4,297)	(957)
Transfers between Divisions
(including fixed account), net	7,243	39,056	(5,515)	(416)
Increase (decrease) in net assets derived from
principal transactions	524	35,889	(10,460)	(1,536)
Total increase (decrease) in net assets	24,618	53,406	6,837	(639)
Net assets at December 31, 2010	$291,613	$121,321	$96,230	$6,776

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING
	ING	Oppenheimer
	Oppenheimer	Global Strategic	ING PIMCO
	Global	Income	Total Return	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$105,333	$8,886	$8,589	$11,249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	198	199	319
Total realized gain (loss) on investments
and capital gains distributions	(9,028)	(467)	416	(327)
Net unrealized appreciation (depreciation)
of investments	43,891	1,703	490	2,759
Net increase (decrease) in net assets from operations	34,631	1,434	1,105	2,751
Changes from principal transactions:
Premiums	4,231	422	469	2,599
Death benefits	(1,105)	(199)	(313)	(13)
Surrenders and withdrawals	(4,401)	(564)	(690)	(395)
Transfers between Divisions
(including fixed account), net	(14,313)	(1,432)	469	769
Increase (decrease) in net assets derived from
principal transactions	(15,588)	(1,773)	(65)	2,960
Total increase (decrease) in net assets	19,043	(339)	1,040	5,711
Net assets at December 31, 2009	124,376	8,547	9,629	16,960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,115)	180	174	115
Total realized gain (loss) on investments
and capital gains distributions	(3,646)	60	79	(244)
Net unrealized appreciation (depreciation)
of investments	19,426	947	304	1,685
Net increase (decrease) in net assets from operations	14,665	1,187	557	1,556
Changes from principal transactions:
Premiums	520	266	-	119
Death benefits	(956)	(14)	(66)	-
Surrenders and withdrawals	(6,315)	(1,224)	(948)	(777)
Transfers between Divisions
(including fixed account), net	(7,591)	871	(1,249)	(82)
Increase (decrease) in net assets derived from
principal transactions	(14,342)	(101)	(2,263)	(740)
Total increase (decrease) in net assets	323	1,086	(1,706)	816
Net assets at December 31, 2010	$124,699	$9,633	$7,923	$17,776

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING Solution
	ING Solution	ING Solution	ING Solution	Income
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2009	$9,138	$7,954	$1,225	$5,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	250	68	6	242
Total realized gain (loss) on investments
and capital gains distributions	(201)	(782)	(202)	(121)
Net unrealized appreciation (depreciation)
of investments	3,286	2,934	483	754
Net increase (decrease) in net assets from operations	3,335	2,220	287	875
Changes from principal transactions:
Premiums	4,285	1,541	76	742
Death benefits	-	-	-	(6)
Surrenders and withdrawals	(214)	(624)	(42)	(341)
Transfers between Divisions
(including fixed account), net	305	(56)	(162)	180
Increase (decrease) in net assets derived from
principal transactions	4,376	861	(128)	575
Total increase (decrease) in net assets	7,711	3,081	159	1,450
Net assets at December 31, 2009	16,849	11,035	1,384	6,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(8)	(12)	125
Total realized gain (loss) on investments
and capital gains distributions	(346)	(703)	(101)	(93)
Net unrealized appreciation (depreciation)
of investments	2,336	2,012	270	480
Net increase (decrease) in net assets from operations	1,991	1,301	157	512
Changes from principal transactions:
Premiums	693	218	2	185
Death benefits	(57)	-	-	(93)
Surrenders and withdrawals	(575)	152	(161)	(583)
Transfers between Divisions
(including fixed account), net	(420)	(1,548)	(112)	(150)
Increase (decrease) in net assets derived from
principal transactions	(359)	(1,178)	(271)	(641)
Total increase (decrease) in net assets	1,632	123	(114)	(129)
Net assets at December 31, 2010	$18,481	$11,158	$1,270	$6,790

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING T. Rowe
	Price	ING T. Rowe
	Diversified Mid	Price Growth	ING Templeton	ING Thornburg
	Cap Growth	Equity	Foreign Equity	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$3,090	$30,425	$159,726	$1,193

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(78)	(1,363)	(4,878)	(6)
Total realized gain (loss) on investments
and capital gains distributions	(161)	(9,856)	(20,024)	(14)
Net unrealized appreciation (depreciation)
of investments	2,763	31,516	71,714	479
Net increase (decrease) in net assets from operations	2,524	20,297	46,812	459
Changes from principal transactions:
Premiums	3,450	5,682	14,002	3
Death benefits	-	(758)	(2,576)	-
Surrenders and withdrawals	(154)	(2,545)	(6,037)	(106)
Transfers between Divisions
(including fixed account), net	202	44,539	29,301	(70)
Increase (decrease) in net assets derived from
principal transactions	3,498	46,918	34,690	(173)
Total increase (decrease) in net assets	6,022	67,215	81,502	286
Net assets at December 31, 2009	9,112	97,640	241,228	1,479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(159)	(2,179)	(1,095)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(243)	3,028	(22,924)	37
Net unrealized appreciation (depreciation)
of investments	2,896	10,347	34,948	88
Net increase (decrease) in net assets from operations	2,494	11,196	10,929	124
Changes from principal transactions:
Premiums	1,219	2,365	4,465	3
Death benefits	(9)	(708)	(2,067)	(13)
Surrenders and withdrawals	(403)	(5,743)	(12,833)	(179)
Transfers between Divisions
(including fixed account), net	(580)	4,175	18,721	(30)
Increase (decrease) in net assets derived from
principal transactions	227	89	8,286	(219)
Total increase (decrease) in net assets	2,721	11,285	19,215	(95)
Net assets at December 31, 2010	$11,833	$108,925	$260,443	$1,384

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van
	ING Thornburg	Large Cap	Kampen	Kampen Equity
	Value	Equity	Comstock	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 1, 2009	$4,948	$6,145	$135,204	$2,076

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(79)	(77)	(187)	(1,277)
Total realized gain (loss) on investments
and capital gains distributions	(291)	(729)	(11,332)	(37)
Net unrealized appreciation (depreciation)
of investments	2,354	2,302	44,003	447
Net increase (decrease) in net assets from operations	1,984	1,496	32,484	(867)
Changes from principal transactions:
Premiums	621	52	6,129	27,771
Death benefits	(54)	(182)	(1,803)	(2,774)
Surrenders and withdrawals	(137)	(209)	(5,431)	(9,040)
Transfers between Divisions
(including fixed account), net	354	(799)	(2,312)	(14,845)
Increase (decrease) in net assets derived from
principal transactions	784	(1,138)	(3,417)	1,112
Total increase (decrease) in net assets	2,768	358	29,067	245
Net assets at December 31, 2009	7,716	6,503	164,271	2,321

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	(97)	(1,954)	(436)
Total realized gain (loss) on investments
and capital gains distributions	(142)	(269)	(9,007)	(8)
Net unrealized appreciation (depreciation)
of investments	831	974	30,877	224
Net increase (decrease) in net assets from operations	633	608	19,916	(220)
Changes from principal transactions:
Premiums	996	69	2,446	3,858
Death benefits	(131)	(42)	(1,118)	(696)
Surrenders and withdrawals	(360)	(446)	(9,533)	(4,737)
Transfers between Divisions
(including fixed account), net	(573)	(463)	13,049	1,520
Increase (decrease) in net assets derived from
principal transactions	(68)	(882)	4,844	(55)
Total increase (decrease) in net assets	565	(274)	24,760	(275)
Net assets at December 31, 2010	$8,281	$6,229	$189,031	$2,046

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Van	ING Strategic	ING Strategic	ING Strategic
	Kampen Equity	Allocation	Allocation	Allocation
	and Income	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Class S	Class S	Class S
Net assets at January 1, 2009	$169,926	$1,170	$512	$573

Increase (decrease) in net assets
Operations:
Net investment income (loss)	86	92	45	41
Total realized gain (loss) on investments
and capital gains distributions	(10,641)	(100)	(46)	(55)
Net unrealized appreciation (depreciation)
of investments	43,914	208	107	108
Net increase (decrease) in net assets from operations	33,359	200	106	94
Changes from principal transactions:
Premiums	(13,729)	8	(29)	6
Death benefits	-	-	-	-
Surrenders and withdrawals	-	(23)	-	(62)
Transfers between Divisions
(including fixed account), net	-	(2)	-	46
Increase (decrease) in net assets derived from
principal transactions	(13,729)	(17)	(29)	(10)
Total increase (decrease) in net assets	19,630	183	77	84
Net assets at December 31, 2009	189,556	1,353	589	657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(966)	45	14	20
Total realized gain (loss) on investments
and capital gains distributions	(4,615)	(42)	(50)	(66)
Net unrealized appreciation (depreciation)
of investments	23,524	130	98	116
Net increase (decrease) in net assets from operations	17,943	133	62	70
Changes from principal transactions:
Premiums	(397)	(36)	(50)	148
Death benefits	(1,180)	-	-	(18)
Surrenders and withdrawals	(7,877)	-	-	(44)
Transfers between Divisions
(including fixed account), net	9,450	1	-	(38)
Increase (decrease) in net assets derived from
principal transactions	(4)	(35)	(50)	48
Total increase (decrease) in net assets	17,939	98	12	118
Net assets at December 31, 2010	$207,495	$1,451	$601	$775

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Growth	ING Growth
	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class I	Class S	Series 5	Series 6
Net assets at January 1, 2009	$90	$274,706	$16,931	$18,708

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(2,717)	208	(21)
Total realized gain (loss) on investments
and capital gains distributions	(4)	(19,572)	(893)	(1,130)
Net unrealized appreciation (depreciation)
of investments	28	101,072	562	997
Net increase (decrease) in net assets from operations	24	78,783	(123)	(154)
Changes from principal transactions:
Premiums	-	3,438	(7)	(7)
Death benefits	-	(5,982)	(492)	(180)
Surrenders and withdrawals	(5)	(22,338)	(1,791)	(3,464)
Transfers between Divisions
(including fixed account), net	-	125,252	(201)	(485)
Increase (decrease) in net assets derived from
principal transactions	(5)	100,370	(2,491)	(4,136)
Total increase (decrease) in net assets	19	179,153	(2,614)	(4,290)
Net assets at December 31, 2009	109	453,859	14,317	14,418

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(6,642)	(46)	9
Total realized gain (loss) on investments
and capital gains distributions	(2)	(4,991)	(970)	(945)
Net unrealized appreciation (depreciation)
of investments	15	57,770	993	931
Net increase (decrease) in net assets from operations	13	46,137	(23)	(5)
Changes from principal transactions:
Premiums	-	2,214	(6)	(11)
Death benefits	-	(7,758)	(97)	(109)
Surrenders and withdrawals	(8)	(41,659)	(2,508)	(3,417)
Transfers between Divisions
(including fixed account), net	-	(3,127)	(332)	(170)
Increase (decrease) in net assets derived from
principal transactions	(8)	(50,330)	(2,943)	(3,707)
Total increase (decrease) in net assets	5	(4,193)	(2,966)	(3,712)
Net assets at December 31, 2010	$114	$449,666	$11,351	$10,706

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10
Net assets at January 1, 2009	$11,948	$7,399	$6,080	$5,125

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	(6)	17	25
Total realized gain (loss) on investments
and capital gains distributions	(441)	(548)	(295)	(248)
Net unrealized appreciation (depreciation)
of investments	274	506	243	71
Net increase (decrease) in net assets from operations	(143)	(48)	(35)	(152)
Changes from principal transactions:
Premiums	-	(1)	-	-
Death benefits	(127)	(59)	-	(54)
Surrenders and withdrawals	(846)	(1,727)	(655)	(775)
Transfers between Divisions
(including fixed account), net	(382)	(17)	(246)	(54)
Increase (decrease) in net assets derived from
principal transactions	(1,355)	(1,804)	(901)	(883)
Total increase (decrease) in net assets	(1,498)	(1,852)	(936)	(1,035)
Net assets at December 31, 2009	10,450	5,547	5,144	4,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	8	2	11
Total realized gain (loss) on investments
and capital gains distributions	(866)	(409)	(338)	(252)
Net unrealized appreciation (depreciation)
of investments	900	420	419	312
Net increase (decrease) in net assets from operations	45	19	83	71
Changes from principal transactions:
Premiums	(4)	(1)	(1)	-
Death benefits	(383)	(168)	(52)	(35)
Surrenders and withdrawals	(2,166)	(1,250)	(1,113)	(840)
Transfers between Divisions
(including fixed account), net	(477)	(38)	(25)	(70)
Increase (decrease) in net assets derived from
principal transactions	(3,030)	(1,457)	(1,191)	(945)
Total increase (decrease) in net assets	(2,985)	(1,438)	(1,108)	(874)
Net assets at December 31, 2010	$7,465	$4,109	$4,036	$3,216

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 11	Series 12	Series 13	Series 14
Net assets at January 1, 2009	$7,708	$2,781	$23,085	$76,227

Increase (decrease) in net assets
Operations:
Net investment income (loss)	110	28	345	1,296
Total realized gain (loss) on investments
and capital gains distributions	(559)	(170)	(484)	(310)
Net unrealized appreciation (depreciation)
of investments	218	65	(713)	(3,050)
Net increase (decrease) in net assets from operations	(231)	(77)	(852)	(2,064)
Changes from principal transactions:
Premiums	-	(1)	1	(4)
Death benefits	(51)	-	(597)	(341)
Surrenders and withdrawals	(1,699)	(390)	(5,286)	(22,386)
Transfers between Divisions
(including fixed account), net	(9)	(81)	(545)	(6,074)
Increase (decrease) in net assets derived from
principal transactions	(1,759)	(472)	(6,427)	(28,805)
Total increase (decrease) in net assets	(1,990)	(549)	(7,279)	(30,869)
Net assets at December 31, 2009	5,718	2,232	15,806	45,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	15	103	815
Total realized gain (loss) on investments
and capital gains distributions	(293)	(115)	(209)	(68)
Net unrealized appreciation (depreciation)
of investments	414	176	791	1,300
Net increase (decrease) in net assets from operations	138	76	685	2,047
Changes from principal transactions:
Premiums	(7)	(2)	2	(2)
Death benefits	(8)	(52)	(207)	(460)
Surrenders and withdrawals	(672)	(226)	(3,109)	(10,382)
Transfers between Divisions
(including fixed account), net	(312)	(66)	(323)	(302)
Increase (decrease) in net assets derived from
principal transactions	(999)	(346)	(3,637)	(11,146)
Total increase (decrease) in net assets	(861)	(270)	(2,952)	(9,099)
Net assets at December 31, 2010	$4,857	$1,962	$12,854	$36,259

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING BlackRock
	Science and
	Technology	ING Euro
	Opportunities	STOXX 50	ING FTSE 100	ING Hang Seng
	Portfolio -	Index Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class A	Class A	Class S
Net assets at January 1, 2009	$87,426	$-	$-	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,846)	(3)	(2)	(170)
Total realized gain (loss) on investments
and capital gains distributions	(9,989)	13	-	764
Net unrealized appreciation (depreciation)
of investments	73,814	-	7	1,662
Net increase (decrease) in net assets from operations	59,979	10	5	2,256
Changes from principal transactions:
Premiums	9,861	47	428	2,752
Death benefits	(881)	-	-	(5)
Surrenders and withdrawals	(6,484)	(1)	(1)	(871)
Transfers between Divisions
(including fixed account), net	73,353	552	323	37,554
Increase (decrease) in net assets derived from
principal transactions	75,849	598	750	39,430
Total increase (decrease) in net assets	135,828	608	755	41,686
Net assets at December 31, 2009	223,254	608	755	41,686

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,950)	(57)	(69)	(1,558)
Total realized gain (loss) on investments
and capital gains distributions	(731)	48	176	1,115
Net unrealized appreciation (depreciation)
of investments	37,693	(60)	183	2,737
Net increase (decrease) in net assets from operations	31,012	(69)	290	2,294
Changes from principal transactions:
Premiums	6,066	392	(4,849)	2,498
Death benefits	(1,845)	-	(42)	(540)
Surrenders and withdrawals	(14,630)	(191)	(351)	(3,196)
Transfers between Divisions
(including fixed account), net	20,109	3,999	7,792	39,142
Increase (decrease) in net assets derived from
principal transactions	9,700	4,200	2,550	37,904
Total increase (decrease) in net assets	40,712	4,131	2,840	40,198
Net assets at December 31, 2010	$263,966	$4,739	$3,595	$81,884

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING
	LargeCap	MidCap	SmallCap	International
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2009	$174,373	$115,644	$88,612	$6,041

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,257	(1,184)	(863)	(812)
Total realized gain (loss) on investments
and capital gains distributions	(20,494)	(15,463)	(11,004)	(531)
Net unrealized appreciation (depreciation)
of investments	49,484	45,570	28,599	8,690
Net increase (decrease) in net assets from operations	30,247	28,923	16,732	7,347
Changes from principal transactions:
Premiums	320	1,130	379	7,089
Death benefits	(3,476)	(1,770)	(1,216)	(215)
Surrenders and withdrawals	(14,025)	(5,853)	(3,866)	(2,113)
Transfers between Divisions
(including fixed account), net	(13,102)	(10,349)	(6,173)	51,439
Increase (decrease) in net assets derived from
principal transactions	(30,283)	(16,842)	(10,876)	56,200
Total increase (decrease) in net assets	(36)	12,081	5,856	63,547
Net assets at December 31, 2009	174,337	127,725	94,468	69,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(439)	(1,871)	(1,809)	833
Total realized gain (loss) on investments
and capital gains distributions	(14,359)	(7,964)	(6,416)	3,016
Net unrealized appreciation (depreciation)
of investments	31,703	31,547	25,210	(3,261)
Net increase (decrease) in net assets from operations	16,905	21,712	16,985	588
Changes from principal transactions:
Premiums	176	138	72	1,744
Death benefits	(2,177)	(1,119)	(847)	(513)
Surrenders and withdrawals	(22,046)	(8,214)	(6,226)	(4,197)
Transfers between Divisions
(including fixed account), net	(5,863)	(8,815)	(4,553)	(2,166)
Increase (decrease) in net assets derived from
principal transactions	(29,910)	(18,010)	(11,554)	(5,132)
Total increase (decrease) in net assets	(13,005)	3,702	5,431	(4,544)
Net assets at December 31, 2010	$161,332	$131,427	$99,899	$65,044

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING	ING Russell™	ING Russell™
	ING Japan	Opportunistic	Global Large	Large Cap
	TOPIX Index®	Large Cap	Cap Index 75%	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class S	Class S	Class S
Net assets at January 1, 2009	$-	$11,563	$2,725	$-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	76	40	(1,646)
Total realized gain (loss) on investments
and capital gains distributions	(9)	(1,624)	275	1,187
Net unrealized appreciation (depreciation)
of investments	2	2,712	2,749	21,056
Net increase (decrease) in net assets from operations	(9)	1,164	3,064	20,597
Changes from principal transactions:
Premiums	(375)	83	7,436	1,164
Death benefits	-	(144)	(228)	(1,067)
Surrenders and withdrawals	(1)	(910)	(224)	(3,126)
Transfers between Divisions
(including fixed account), net	709	(537)	4,464	124,326
Increase (decrease) in net assets derived from
principal transactions	333	(1,508)	11,448	121,297
Total increase (decrease) in net assets	324	(344)	14,512	141,894
Net assets at December 31, 2009	324	11,219	17,237	141,894

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(101)	28	(67)	(2,704)
Total realized gain (loss) on investments
and capital gains distributions	(62)	(4,925)	3,725	3,772
Net unrealized appreciation (depreciation)
of investments	717	4,089	(2,910)	11,251
Net increase (decrease) in net assets from operations	554	(808)	748	12,319
Changes from principal transactions:
Premiums	5,250	12	1,038	832
Death benefits	-	(156)	(8)	(1,223)
Surrenders and withdrawals	(226)	(1,009)	(246)	(9,281)
Transfers between Divisions
(including fixed account), net	2,561	(9,258)	(18,769)	(1,966)
Increase (decrease) in net assets derived from
principal transactions	7,585	(10,411)	(17,985)	(11,638)
Total increase (decrease) in net assets	8,139	(11,219)	(17,237)	681
Net assets at December 31, 2010	$8,463	$-	$-	$142,575

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2009	$22,903	$-	$-	$22,649

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,018)	(225)	(2,272)	(1,252)
Total realized gain (loss) on investments
and capital gains distributions	1,260	367	1,109	(3,279)
Net unrealized appreciation (depreciation)
of investments	58,609	3,245	28,135	21,683
Net increase (decrease) in net assets from operations	55,851	3,387	26,972	17,152
Changes from principal transactions:
Premiums	9,625	882	2,127	13,265
Death benefits	(3,662)	(201)	(2,564)	(505)
Surrenders and withdrawals	(10,615)	(904)	(5,428)	(1,849)
Transfers between Divisions
(including fixed account), net	298,395	20,841	227,261	34,407
Increase (decrease) in net assets derived from
principal transactions	293,743	20,618	221,396	45,318
Total increase (decrease) in net assets	349,594	24,005	248,368	62,470
Net assets at December 31, 2009	372,497	24,005	248,368	85,119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,262	(196)	(5,118)	(1,915)
Total realized gain (loss) on investments
and capital gains distributions	12,960	4,147	10,587	13,882
Net unrealized appreciation (depreciation)
of investments	14,170	(1,913)	48,180	6,499
Net increase (decrease) in net assets from operations	31,392	2,038	53,649	18,466
Changes from principal transactions:
Premiums	2,778	428	2,438	5,853
Death benefits	(8,705)	(581)	(5,468)	(507)
Surrenders and withdrawals	(31,818)	(3,362)	(19,309)	(5,404)
Transfers between Divisions
(including fixed account), net	(10,193)	12,698	18,299	17,330
Increase (decrease) in net assets derived from
principal transactions	(47,938)	9,183	(4,040)	17,272
Total increase (decrease) in net assets	(16,546)	11,221	49,609	35,738
Net assets at December 31, 2010	$355,951	$35,226	$297,977	$120,857

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

				ING
				WisdomTreeSM
	ING Russell™	ING Small		Global High-
	Small Cap	Company	ING U.S. Bond	Yielding Equity
	Index Portfolio -	Portfolio -	Index Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2009	$70,527	$43,479	$177,261	$145,051

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,194)	(1,011)	(1,098)	(4,597)
Total realized gain (loss) on investments
and capital gains distributions	(12,526)	(8,664)	5,894	(18,171)
Net unrealized appreciation (depreciation)
of investments	34,800	22,788	3,568	68,090
Net increase (decrease) in net assets from operations	20,080	13,113	8,364	45,322
Changes from principal transactions:
Premiums	13,532	9,557	32,415	23,714
Death benefits	(790)	(283)	(2,781)	(1,523)
Surrenders and withdrawals	(3,886)	(2,451)	(13,899)	(4,528)
Transfers between Divisions
(including fixed account), net	15,237	12,118	50,398	4,997
Increase (decrease) in net assets derived from
principal transactions	24,093	18,941	66,133	22,660
Total increase (decrease) in net assets	44,173	32,054	74,497	67,982
Net assets at December 31, 2009	114,700	75,533	251,758	213,033

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,876)	(1,627)	(485)	1,623
Total realized gain (loss) on investments
and capital gains distributions	6,124	14,076	9,365	(17,524)
Net unrealized appreciation (depreciation)
of investments	21,586	4,507	(870)	19,810
Net increase (decrease) in net assets from operations	24,834	16,956	8,010	3,909
Changes from principal transactions:
Premiums	3,431	2,034	5,167	4,928
Death benefits	(898)	(452)	(2,502)	(913)
Surrenders and withdrawals	(9,323)	(4,359)	(22,176)	(7,771)
Transfers between Divisions
(including fixed account), net	41,308	12,731	(7,626)	(11,904)
Increase (decrease) in net assets derived from
principal transactions	34,518	9,954	(27,137)	(15,660)
Total increase (decrease) in net assets	59,352	26,910	(19,127)	(11,751)
Net assets at December 31, 2010	$174,052	$102,443	$232,631	$201,282

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	ING
	International	ING MidCap	ING SmallCap
	Value	Opportunities	Opportunities	Invesco V.I.
	Portfolio -	Portfolio -	Portfolio -	Leisure Fund -
	Class S	Class S	Class S	Series I Shares
Net assets at January 1, 2009	$8,896	$223,352	$51,591	$17,862

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	(5,399)	(1,403)	(152)
Total realized gain (loss) on investments
and capital gains distributions	(1,275)	(15,469)	(893)	(3,132)
Net unrealized appreciation (depreciation)
of investments	3,426	101,185	15,414	7,970
Net increase (decrease) in net assets from operations	2,163	80,317	13,118	4,686
Changes from principal transactions:
Premiums	739	6,514	257	5
Death benefits	(74)	(5,053)	(532)	(167)
Surrenders and withdrawals	(227)	(15,932)	(2,604)	(935)
Transfers between Divisions
(including fixed account), net	(779)	7,932	(2,389)	(1,330)
Increase (decrease) in net assets derived from
principal transactions	(341)	(6,539)	(5,268)	(2,427)
Total increase (decrease) in net assets	1,822	73,778	7,850	2,259
Net assets at December 31, 2009	10,718	297,130	59,441	20,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	(5,807)	(1,565)	(412)
Total realized gain (loss) on investments
and capital gains distributions	(1,738)	(994)	1,363	(2,585)
Net unrealized appreciation (depreciation)
of investments	1,740	88,470	15,997	6,413
Net increase (decrease) in net assets from operations	36	81,669	15,795	3,416
Changes from principal transactions:
Premiums	227	3,321	85	(48)
Death benefits	(5)	(6,367)	(556)	(290)
Surrenders and withdrawals	(586)	(28,263)	(4,480)	(1,466)
Transfers between Divisions
(including fixed account), net	(945)	51,967	(2,199)	(1,236)
Increase (decrease) in net assets derived from
principal transactions	(1,309)	20,658	(7,150)	(3,040)
Total increase (decrease) in net assets	(1,273)	102,327	8,645	376
Net assets at December 31, 2010	$9,445	$399,457	$68,086	$20,497

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

		Legg Mason
	Legg Mason	Global Currents
	ClearBridge	Variable	Legg Mason	Legg Mason
	Variable Large	International	Western Asset	Western Asset
	Cap Value	All Cap	Variable High	Variable Money
	Portfolio -	Opportunity	Income	Market
	Class I	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2009	$73	$39	$51	$23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	7	-
Total realized gain (loss) on investments
and capital gains distributions	(7)	(7)	(2)	-
Net unrealized appreciation (depreciation)
of investments	22	17	23	-
Net increase (decrease) in net assets from operations	15	9	28	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(8)	(2)	(1)	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(8)	(2)	(1)	-
Total increase (decrease) in net assets	7	7	27	-
Net assets at December 31, 2009	80	46	78	23

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	6	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(12)	(5)	-
Net unrealized appreciation (depreciation)
of investments	8	12	9	-
Net increase (decrease) in net assets from operations	5	-	10	-
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(8)	(7)	(16)	-
Transfers between Divisions
(including fixed account), net	1	-	-	(23)
Increase (decrease) in net assets derived from
principal transactions	(7)	(7)	(16)	(23)
Total increase (decrease) in net assets	(2)	(7)	(6)	(23)
Net assets at December 31, 2010	$78	$39	$72	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Oppenheimer	PIMCO Real
	Main Street	Return	Pioneer Equity
	Small Cap	Portfolio -	Income VCT
	Fund®/VA -	Administrative	Portfolio -	ProFund VP
	Service Class	Class	Class II	Bull
Net assets at January 1, 2009	$822	$7,515	$13,323	$14,046

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	162	237	(279)
Total realized gain (loss) on investments
and capital gains distributions	(77)	341	(1,049)	(848)
Net unrealized appreciation (depreciation)
of investments	471	872	2,633	3,813
Net increase (decrease) in net assets from operations	383	1,375	1,821	2,686
Changes from principal transactions:
Premiums	238	1,304	2,039	(1)
Death benefits	-	(37)	(48)	(311)
Surrenders and withdrawals	(79)	(645)	(595)	(694)
Transfers between Divisions
(including fixed account), net	236	1,704	(1,511)	(410)
Increase (decrease) in net assets derived from
principal transactions	395	2,326	(115)	(1,416)
Total increase (decrease) in net assets	778	3,701	1,706	1,270
Net assets at December 31, 2009	1,600	11,216	15,029	15,316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	22	90	(365)
Total realized gain (loss) on investments
and capital gains distributions	(56)	116	(996)	(450)
Net unrealized appreciation (depreciation)
of investments	400	623	3,318	2,153
Net increase (decrease) in net assets from operations	328	761	2,412	1,338
Changes from principal transactions:
Premiums	39	444	206	(1)
Death benefits	-	(10)	(17)	(178)
Surrenders and withdrawals	(84)	(1,382)	(831)	(826)
Transfers between Divisions
(including fixed account), net	(24)	1,434	(1,134)	(538)
Increase (decrease) in net assets derived from
principal transactions	(69)	486	(1,776)	(1,543)
Total increase (decrease) in net assets	259	1,247	636	(205)
Net assets at December 31, 2010	$1,859	$12,463	$15,665	$15,111

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

			Wells Fargo	Wells Fargo
		ProFund VP	Advantage VT	Advantage VT
	ProFund VP	Rising Rates	Omega Growth	C&B Large Cap
	Europe 30	Opportunity	Fund- Class 2	Value Fund
Net assets at January 1, 2009	$9,835	$13,199	$-	$233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(284)	-	(2)
Total realized gain (loss) on investments
and capital gains distributions	(1,510)	(2,153)	-	(11)
Net unrealized appreciation (depreciation)
of investments	3,915	6,093	-	67
Net increase (decrease) in net assets from operations	2,404	3,656	-	54
Changes from principal transactions:
Premiums	1	2	-	-
Death benefits	(483)	(228)	-	-
Surrenders and withdrawals	(682)	(1,019)	-	(14)
Transfers between Divisions
(including fixed account), net	(631)	(1,307)	-	(35)
Increase (decrease) in net assets derived from
principal transactions	(1,795)	(2,552)	-	(49)
Total increase (decrease) in net assets	609	1,104	-	5
Net assets at December 31, 2009	10,444	14,303	-	238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85)	(278)	(7)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(740)	(1,552)	6	(22)
Net unrealized appreciation (depreciation)
of investments	777	(628)	310	12
Net increase (decrease) in net assets from operations	(48)	(2,458)	309	(11)
Changes from principal transactions:
Premiums	(1)	-	(26)	-
Death benefits	(150)	(230)	-	-
Surrenders and withdrawals	(720)	(1,005)	-	(3)
Transfers between Divisions
(including fixed account), net	(264)	(69)	1,204	(224)
Increase (decrease) in net assets derived from
principal transactions	(1,135)	(1,304)	1,178	(227)
Total increase (decrease) in net assets	(1,183)	(3,762)	1,487	(238)
Net assets at December 31, 2010	$9,261	$10,541	$1,487	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo	Wells Fargo	Wells Fargo
	Index Asset	Advantage VT	Advantage VT	Advantage VT
	Allocation	Intrinsic Value	Large Company	Money Market
	Fund- Class 2	Fund- Class 2	Growth Fund	Fund
Net assets at January 1, 2009	$1,989	$529	$1,308	$43

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(3)	(35)	(1)
Total realized gain (loss) on investments
and capital gains distributions	(104)	(30)	(11)	-
Net unrealized appreciation (depreciation)
of investments	324	102	524	-
Net increase (decrease) in net assets from operations	207	69	478	(1)
Changes from principal transactions:
Premiums	-	-	-	-
Death benefits	-	-	-	-
Surrenders and withdrawals	(166)	(40)	(124)	(6)
Transfers between Divisions
(including fixed account), net	(21)	(3)	(133)	-
Increase (decrease) in net assets derived from
principal transactions	(187)	(43)	(257)	(6)
Total increase (decrease) in net assets	20	26	221	(7)
Net assets at December 31, 2009	2,009	555	1,529	36

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(16)	(17)	(9)	-
Total realized gain (loss) on investments
and capital gains distributions	(22)	(29)	(73)	-
Net unrealized appreciation (depreciation)
of investments	241	129	(65)	-
Net increase (decrease) in net assets from operations	203	83	(147)	-
Changes from principal transactions:
Premiums	-	5	-	-
Death benefits	-	(8)	(113)	-
Surrenders and withdrawals	(35)	(53)	(49)	-
Transfers between Divisions
(including fixed account), net	(21)	225	(1,220)	(36)
Increase (decrease) in net assets derived from
principal transactions	(56)	169	(1,382)	(36)
Total increase (decrease) in net assets	147	252	(1,529)	(36)
Net assets at December 31, 2010	$2,156	$807	$-	$-

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2010 and 2009
(Dollars in thousands)

	Wells Fargo
	Advantage VT	Wells Fargo
	Small Cap	Advantage VT
	Growth Fund -	Total Return
	Class 2	Bond Fund
Net assets at January 1, 2009	$419	$1,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	21
Total realized gain (loss) on investments
and capital gains distributions	(62)	5
Net unrealized appreciation (depreciation)
of investments	249	65
Net increase (decrease) in net assets from operations	175	91
Changes from principal transactions:
Premiums	-	-
Death benefits	-	-
Surrenders and withdrawals	(80)	(69)
Transfers between Divisions
(including fixed account), net	(50)	29
Increase (decrease) in net assets derived from
principal transactions	(130)	(40)
Total increase (decrease) in net assets	45	51
Net assets at December 31, 2009	464	1,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	10
Total realized gain (loss) on investments
and capital gains distributions	(8)	34
Net unrealized appreciation (depreciation)
of investments	112	3
Net increase (decrease) in net assets from operations	93	47
Changes from principal transactions:
Premiums	-	-
Death benefits	(65)	-
Surrenders and withdrawals	(40)	(69)
Transfers between Divisions
(including fixed account), net	(16)	17
Increase (decrease) in net assets derived from
principal transactions	(121)	(52)
Total increase (decrease) in net assets	(28)	(5)
Net assets at December 31, 2010	$436	$1,075

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1	.	Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was
established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings (“IPOs”), sales or a combination thereof. On November 10, 2010, ING announced that while the option of one global IPO remains open, ING and its U.S. insurance affiliates, including the
Company, are going to prepare for a base case of two IPOs: one Europe-led IPO and one separate U.S. focused IPO.

The Account includes ING Architect Contracts, ING GoldenSelect Contracts, ING
Retirement Solutions Rollover Choice Contracts and ING SmartDesign Contracts
(collectively, the “Contracts”), that ceased being available to new contractowners in 2010.
These Contracts were, however, still available to existing contractowners in 2010. ING
GoldenSelect Contracts included Access, DVA Plus, Premium Plus, ESII, and Landmark.
ING SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable
Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
Access One (September 2003)
DVA and DVA Series 100 (May 2000)
DVA 80 (May 1991)
DVA Plus (January 2004)
Generations (October 2008)
Granite PrimElite (May 2001)
Opportunities and Legends (March 2007)
Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

In addition, the Account includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

At December 31, 2010, the Account had 154 investment divisions (the “Divisions”), 24 of which invest in independently managed mutual fund portfolios and 130 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC
(“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions at December 31, 2010 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING Artio Foreign Portfolio - Service 2 Class
Columbia Funds Variable Insurance Trust:	ING BlackRock Inflation Protected Bond Portfolio -
Columbia Asset Allocation Fund, Variable Series -	Service Class*
Class A	ING BlackRock Large Cap Growth Portfolio -
Columbia Federal Securities Fund, Variable Series -	Institutional Class
Class A	ING BlackRock Large Cap Growth Portfolio -
Columbia Large Cap Growth Fund, Variable Series -	Service Class
Class A	ING BlackRock Large Cap Value Portfolio - Service
Columbia Small Cap Value Fund, Variable Series -	Class
Class B	ING BlackRock Large Cap Value Portfolio -
Columbia Small Company Growth Fund, Variable	Service 2 Class
Series - Class A	ING Clarion Global Real Estate Portfolio - Service
Fidelity® Variable Insurance Products:	Class
Fidelity® VIP Equity-Income Portfolio - Service	ING Clarion Global Real Estate Portfolio - Service 2
Class 2	Class
Fidelity® Variable Insurance Products II:	ING Clarion Real Estate Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Clarion Real Estate Portfolio - Service 2 Class
Franklin Templeton Variable Insurance Products Trust:	ING DFA World Equity Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING FMRSM Diversified Mid Cap Portfolio - Service
ING Balanced Portfolio, Inc.:	Class
ING Balanced Portfolio - Class S	ING FMRSM Diversified Mid Cap Portfolio -
ING Intermediate Bond Portfolio:	Service 2 Class
ING Intermediate Bond Portfolio - Class S	ING Franklin Income Portfolio - Service Class
ING Investors Trust:	ING Franklin Income Portfolio - Service 2 Class
ING American Funds Asset Allocation Portfolio	ING Franklin Mutual Shares Portfolio - Service
ING American Funds Bond Portfolio	Class
ING American Funds Growth Portfolio	ING Franklin Templeton Founding Strategy
ING American Funds Growth-Income Portfolio	Portfolio - Service Class
ING American Funds International Portfolio	ING Global Resources Portfolio - Service Class
ING American Funds World Allocation Portfolio -	ING Global Resources Portfolio - Service 2 Class
Service Class	ING Janus Contrarian Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING Janus Contrarian Portfolio - Service 2 Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY SEPARATE ACCOUNT B Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING JPMorgan Emerging Markets Equity Portfolio -	ING Van Kampen Growth and Income Portfolio -
Service Class	Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Van Kampen Growth and Income Portfolio -
Service 2 Class	Service 2 Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Wells Fargo HealthCare Portfolio - Service
Service Class	Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Mutual Funds:
Service 2 Class	ING Diversified International Fund - Class R
ING Large Cap Growth Portfolio - Service Class	ING Partners, Inc.:
ING Large Cap Growth Portfolio - Service 2 Class	ING American Century Small-Mid Cap Value
ING Limited Maturity Bond Portfolio - Service Class	Portfolio - Service Class
ING Liquid Assets Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service
ING Liquid Assets Portfolio - Service 2 Class	Class
ING Lord Abbett Growth and Income Portfolio -	ING Columbia Small Cap Value Portfolio - Service
Service Class	Class
ING Lord Abbett Growth and Income Portfolio -	ING Davis New York Venture Portfolio - Service
Service 2 Class	Class
ING Marsico Growth Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING Marsico Growth Portfolio - Service 2 Class	Class
ING Marsico International Opportunities Portfolio -	ING Legg Mason ClearBridge Aggressive Growth
Service Class	Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING MFS Total Return Portfolio - Service 2 Class	ING Oppenheimer Global Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Strategic Income
ING Morgan Stanley Global Franchise Portfolio -	Portfolio - Service Class
Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Morgan Stanley Global Franchise Portfolio -	ING Solution 2015 Portfolio - Service Class
Service 2 Class	ING Solution 2025 Portfolio - Service Class
ING Morgan Stanley Global Tactical Asset Allocation	ING Solution 2035 Portfolio - Service Class
Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class
ING Oppenheimer Active Allocation Portfolio -	ING Solution Income Portfolio - Service Class
Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING PIMCO High Yield Portfolio - Service Class	Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service	ING T. Rowe Price Growth Equity Portfolio - Service
Class	Class
ING PIMCO Total Return Bond Portfolio - Service 2	ING Templeton Foreign Equity Portfolio - Service
Class	Class
ING Pioneer Fund Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Thornburg Value Portfolio - Service Class
ING Retirement Conservative Portfolio - Adviser	ING UBS U.S. Large Cap Equity Portfolio - Service
Class*	Class
ING Retirement Growth Portfolio - Adviser Class*	ING Van Kampen Comstock Portfolio - Service
ING Retirement Moderate Growth Portfolio - Adviser	Class
Class*	ING Van Kampen Equity and Income Portfolio -
ING Retirement Moderate Portfolio - Adviser Class*	Initial Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Van Kampen Equity and Income Portfolio -
Service Class	Service Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Strategic Allocation Portfolios, Inc.:
Service 2 Class	ING Strategic Allocation Conservative Portfolio -
ING T. Rowe Price Equity Income Portfolio - Service	Class S
Class	ING Strategic Allocation Growth Portfolio - Class S
ING T. Rowe Price Equity Income Portfolio - Service 2	ING Strategic Allocation Moderate Portfolio -
Class	Class S
ING Templeton Global Growth Portfolio - Service	ING Variable Funds:
Class	ING Growth and Income Portfolio - Class I
ING Templeton Global Growth Portfolio - Service 2	ING Growth and Income Portfolio - Class S
Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Variable Insurance Trust:	Invesco Variable Insurance Funds:
ING GET U.S. Core Portfolio - Series 5	Invesco V.I. Leisure Fund - Series I Shares
ING GET U.S. Core Portfolio - Series 6	Legg Mason Partners Variable Equity Trust:
ING GET U.S. Core Portfolio - Series 7	Legg Mason ClearBridge Variable Large Cap Value
ING GET U.S. Core Portfolio - Series 8	Portfolio - Class I
ING GET U.S. Core Portfolio - Series 9	Legg Mason Global Currents Variable International
ING GET U.S. Core Portfolio - Series 10	All Cap Opportunity Portfolio
ING GET U.S. Core Portfolio - Series 11	Legg Mason Partners Variable Income Trust:
ING GET U.S. Core Portfolio - Series 12	Legg Mason Western Asset Variable High Income
ING GET U.S. Core Portfolio - Series 13	Portfolio
ING GET U.S. Core Portfolio - Series 14	Oppenheimer Variable Account Funds:
ING Variable Portfolios, Inc.:	Oppenheimer Main Street Small Cap Fund®/VA -
ING BlackRock Science and Technology Opportunities	Service Class
Portfolio - Class S	PIMCO Variable Insurance Trust:
ING Euro STOXX 50 Index Portfolio - Class A*	PIMCO Real Return Portfolio - Administrative Class
ING FTSE 100 Index Portfolio - Class A*	Pioneer Variable Contracts Trust:
ING Hang Seng Index Portfolio - Class S*	Pioneer Equity Income VCT Portfolio - Class II
ING Index Plus LargeCap Portfolio - Class S	ProFunds:
ING Index Plus MidCap Portfolio - Class S	ProFund VP Bull
ING Index Plus SmallCap Portfolio - Class S	ProFund VP Europe 30
ING International Index Portfolio - Class S	ProFund VP Rising Rates Opportunity
ING Japan TOPIX Index® Portfolio - Class A*	Wells Fargo Funds Trust:
ING Russell™ Large Cap Growth Index Portfolio -	Wells Fargo Advantage VT Omega Growth Fund -
Class S*	Class 2**
ING Russell™ Large Cap Index Portfolio - Class S	Wells Fargo Variable Trust:
ING Russell™ Large Cap Value Index Portfolio -	Wells Fargo Advantage VT Index Asset Allocation
Class S*	Fund - Class 2
ING Russell™ Mid Cap Growth Index Portfolio -	Wells Fargo Advantage VT Intrinsic Value Fund -
Class S*	Class 2
ING Russell™ Mid Cap Index Portfolio - Class S	Wells Fargo Advantage VT Small Cap Growth
ING Russell™ Small Cap Index Portfolio - Class S	Fund - Class 2
ING Small Company Portfolio - Class S	Wells Fargo Advantage VT Total Return Bond Fund
ING U.S. Bond Index Portfolio - Class S
ING WisdomTreeSM Global High-Yielding Equity	* Division added to the list in 2009
Index Portfolio - Class S	** Division added to the list in 2010
ING Variable Products Trust:
ING International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class S

The names of certain Divisions were changed during 2010. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING DFA World Equity Portfolio - Service Class	ING Focus 5 Portfolio - Service Class
ING Large Cap Growth Portfolio - Service Class	ING Evergreen Omega Portfolio - Service Class
ING Large Cap Growth Portfolio - Service 2 Class	ING Evergreen Omega Portfolio - Service 2 Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Service Class
Service Class
ING Lord Abbett Growth and Income Portfolio -	ING Lord Abbett Affiliated Portfolio - Service 2 Class
Service 2 Class
ING Morgan Stanley Global Franchise Portfolio -	ING Van Kampen Global Franchise Portfolio - Service
Service Class	Class
ING Morgan Stanley Global Franchise Portfolio -	ING Van Kampen Global Franchise Portfolio - Service 2
Service 2 Class	Class

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Current Name	Former Name
ING Investors Trust (continued):	ING Investors Trust (continued):
ING Morgan Stanley Global Tactical Asset Allocation	ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class	Portfolio - Service Class
ING Wells Fargo HealthCare Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth	ING Legg Mason Partners Aggressive Growth Portfolio -
Portfolio - Service Class	Service Class
ING Oppenheimer Global Strategic Income Portfolio -	ING Oppenheimer Strategic Income Portfolio - Service
Service Class	Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING Euro STOXX 50 Index Portfolio - Class A	ING Dow Jones Euro STOXX 50 Index Portfolio -
Class A
ING Japan TOPIX Index® Portfolio - Class A	ING Japan Equity Index Portfolio - Class A
Invesco Variable Insurance Funds:	AIM Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	AIM V.I. Leisure Fund - Series I Shares
Legg Mason Partners Variable Equity Trust:	Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value	Legg Mason ClearBridge Variable Investors Portfolio
Portfolio - Class I
Wells Fargo Variable Trust:	Wells Fargo Funds Trust:
Wells Fargo Advantage VT C&B Large Cap Value	Wells Fargo Advantage C&B Large Cap Value Fund
Fund
Wells Fargo Advantage VT Index Asset Allocation	Wells Fargo Advantage Asset Allocation Fund
Fund - Class 2
Wells Fargo Advantage VT Intrinsic Value Fund -	Wells Fargo Advantage Equity Income Fund
Class 2
Wells Fargo Advantage VT Large Company Growth	Wells Fargo Advantage Large Company Growth Fund
Fund
Wells Fargo Advantage VT Money Market Fund	Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage VT Small Cap Growth Fund -	Wells Fargo Advantage Small Cap Growth Fund
Class 2
Wells Fargo Advantage VT Total Return Bond Fund	Wells Fargo Advantage Total Return Bond Fund

The following Divisions were closed to contractowners in 2010:

ING Investors Trust:
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Portfolio - Class S
ING Russell™ Global Large Cap Index 75% Portfolio - Class S
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable Money Market Portfolio
Wells Fargo Variable Trust:
Wells Fargo Advantage VT C&B Large Cap Value Fund
Wells Fargo Advantage VT Large Company Growth Fund
Wells Fargo Advantage VT Money Market Fund

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The following Divisions were offered during 2010 but did not have any activity as of
December 31, 2010:

ING Investors Trust:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class
ING Wells Fargo Health Care Portfolio - Service 2 Class
ING Variable Portfolios, Inc.:
ING Small Company Portfolio - Service 2 Class

2	.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional funds to

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2010 and for the years ended
December 31, 2010 and 2009, were issued.

3	.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account determined, however, that there was no effect on the Account’s

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

disclosures, as the guidance is consistent with that previously applied by the Account under FASB Accounting Standards CodificationTM (“ASC”) Topic 820, “Fair Value
Measurements and Disclosures” (“ASC Topic 820”). As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Account’s net assets and results of operations.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§ The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§ The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§ Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

§ Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§ Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

4	.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2010 and 2009, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2010.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
		§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
		§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
			a)	Quoted prices for similar assets or liabilities in active markets;
			b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
			c)	Inputs other than quoted market prices that are observable; and
			d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
		§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

expectations in valuing the asset or liability.

5	.	Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution;
however, in the state of Washington, the 5.5% Solution is offered instead of the 7%
Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and
Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7%
Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II,
Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In
the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max
5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and
SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has
two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover
ING USA’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates
ING:
Architect (pre January 2008) Max 7	1.40%
Architect (post January 2008) Max 7	1.55
Architect (pre January 2008) Quarterly Ratchet	1.10
Architect (post January 2008) Quarterly Ratchet	1.25
Architect (post April 2008) Quarterly Ratchet	1.30
Architect (pre January 2008) Standard	0.85
Architect (post January 2008) Standard	1.00
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (post January 2000) 5.5 % Solution	1.45
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post 2000) 5.5% Solution	1.45
Access® (post April 2001) 5.5% Solution	1.80
Access® (post January 2000) 7% Solution	1.65
Access® (pre February 2000) 7% Solution	1.55
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) 7% Solution	2.00
Access® (post January 2000) Annual Ratchet	1.45
Access® (pre February 2000) Annual Ratchet	1.40
Access® (post 2000) Annual Ratchet	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post April 2001) Max 5.5	1.95
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) Max 7	2.20
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2008) Quarterly Ratchet	1.95
Access® (post January 2000) Standard	1.65
Access® (pre February 2000) Standard	1.25
Access® (post 2000) Standard	1.30
Access® (post April 2001) Standard	1.65
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (post January 2000) 5.5% Solution	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
DVA Plus (pre February 2000) 5.5% Solution	1.25%
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Plus (post January 2000) Standard	1.15
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post 2000) Standard	1.15
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) Max 7	1.80
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Standard	1.25
ES III (post 2000) Annual Ratchet	1.55
Generations-7% Solution	1.60
Generations-Deferred Ratchet	1.30
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark 5.5% Solution	1.65
Landmark 7% Solution	1.85
Landmark-Max 5.5	1.80
Landmark-Max 7	2.05
Landmark (pre April 2008) Quarterly Ratchet	1.75
Landmark (post April 2008) Quarterly Ratchet	1.80
Landmark-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Legends-Standard	1.50
Opportunities 5.5% Solution	1.40
Opportunities 7% Solution	1.60
Opportunities-Max 5.5	1.55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Opportunities-Max 7	1.80%
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post April 2008) Quarterly Ratchet	1.70
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.30
Premium Plus (post 2000) Standard	1.40
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10
VA Option III	1.25
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of
0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the
Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations,
Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature,
Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature,
Legends, SmartDesign, Simplicity, ES II, Value, Variable Annuity, Advantage, and
Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite,
Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity,
Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete			Granite
Years Elapsed			PrimElite		Opportunities,
Since Premium		DVA 80	& DVA	Premium	ES II &
Payment		& DVA	Plus	Plus	Generations	Value	Architect
0		6%	7%	8%	8%	6%	8%
1		5	7	8	7	6	7
2		4	6	8	6	6	6
3		3	5	8	5	5	5
4		2	4	7	4	4	4
5		1	3	6	3	3	3
6		-	1	5	2	1	2
7		-	-	3	1	-	-
8		-	-	1	-	-	-
9	+	-	-	-	-	-	-

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Complete
Years Elapsed
Since Premium			Landmark	Signature	Rollover
Payment		Advantage	& Legends	& VA	Choice	Focus VA	Simplicity
0		6%	6%	7%	6%	3%	6%
1		5	5	7	6	2	6
2		4	4	6	5	1	5
3		-	3	6	4	-	4
4		-	-	5	3	-	3
5		-	-	4	2	-	-
6		-	-	3	1	-	-
7		-	-	-	-	-	-
8		-	-	-	-	-	-
9	+	-	-	-	-	-	-

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts.
For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA.
ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6	.	Related Party Transactions

During the year ended December 31, 2010, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Mutual Funds, the ING Variable Insurance
Trust, ING Intermediate Bond Portfolio, ING Variable Portfolios, Inc., ING Variable
Funds, ING Balanced Portfolio, Inc., ING Strategic Allocation Portfolio, Inc., and the
ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 0.95% of the average net assets of each respective Fund.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7	.	Purchases and Sales of Investment Securities

		The aggregate cost of purchases and proceeds from sales of investments follow:

				Year ended December 31
			2010		2009
			Purchases	Sales	Purchases	Sales
				(Dollars in thousands)
		BlackRock Variable Series Funds, Inc.:
		BlackRock Global Allocation V.I. Fund - Class III	$336,656	$238,768	$483,121	$52,382
		Columbia Funds Variable Insurance Trust:
		Columbia Asset Allocation Fund, Variable Series - Class A	8	42	12	14
		Columbia Federal Securities Fund, Variable Series - Class A	1	4	2	5
		Columbia Large Cap Growth Fund, Variable Series - Class A	2	24	2	13
		Columbia Small Cap Value Fund, Variable Series - Class B	1,850	24,142	2,837	23,106
		Columbia Small Company Growth Fund, Variable Series -
		Class A	-	12	-	34
		Fidelity® Variable Insurance Products:
		Fidelity® VIP Equity-Income Portfolio - Service Class 2	3,311	26,851	4,156	27,760
		Fidelity® Variable Insurance Products II:
		Fidelity® VIP Contrafund® Portfolio - Service Class 2	10,290	121,488	50,576	129,087
		Franklin Templeton Variable Insurance Products Trust:
		Franklin Small Cap Value Securities Fund - Class 2	806	1,714	3,295	707
		ING Balanced Portfolio, Inc.:
		ING Balanced Portfolio - Class S	472	1,379	526	855
		ING Intermediate Bond Portfolio:
		ING Intermediate Bond Portfolio - Class S	179,655	224,263	242,282	175,601
		ING Investors Trust:
		ING American Funds Asset Allocation Portfolio	36,251	22,462	113,954	8,515
		ING American Funds Bond Portfolio	133,449	135,934	244,673	45,284
		ING American Funds Growth Portfolio	86,704	241,267	364,850	130,943
		ING American Funds Growth-Income Portfolio	30,801	148,246	159,466	67,950
		ING American Funds International Portfolio	73,499	167,325	345,720	84,792
		ING American Funds World Allocation Portfolio - Service
		Class	79,668	12,458	83,177	11,064
		ING Artio Foreign Portfolio - Service Class	16,685	105,911	102,181	78,473
		ING Artio Foreign Portfolio - Service 2 Class	1,072	5,213	7,535	5,795
		ING BlackRock Inflation Protected Bond Portfolio - Service
		Class	199,057	107,381	177,932	22,222
		ING BlackRock Large Cap Growth Portfolio - Institutional
		Class	1	16	1	22
		ING BlackRock Large Cap Growth Portfolio - Service Class	30,108	42,708	29,902	24,469
		ING BlackRock Large Cap Value Portfolio - Service Class	487	3,432	740	5,660
		ING BlackRock Large Cap Value Portfolio - Service 2 Class	32	319	29	288
		ING Clarion Global Real Estate Portfolio - Service Class	13,181	23,951	19,247	24,787
		ING Clarion Global Real Estate Portfolio - Service 2 Class	194	354	291	265
		ING Clarion Real Estate Portfolio - Service Class	10,667	62,457	21,527	51,230
		ING Clarion Real Estate Portfolio - Service 2 Class	646	2,616	1,499	2,725
		ING DFA World Equity Portfolio - Service Class	55,813	24,358	17,757	22,998
		ING FMRSM Diversified Mid Cap Portfolio - Service Class	45,972	127,349	40,233	68,365
		ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	475	4,138	977	3,122
		ING Franklin Income Portfolio - Service Class	61,310	74,356	100,590	33,305
		ING Franklin Income Portfolio - Service 2 Class	2,603	2,032	2,580	2,106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2010		2009
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Investors Trust (continued):
ING Franklin Mutual Shares Portfolio - Service Class	$17,152		$24,066	$22,572	$20,694
ING Franklin Templeton Founding Strategy Portfolio -
Service Class	29,796		85,765	58,859	61,974
ING Global Resources Portfolio - Service Class	8,743		157,847	61,200	118,321
ING Global Resources Portfolio - Service 2 Class	356		3,577	998	2,963
ING Janus Contrarian Portfolio - Service Class	2,173		80,106	17,161	93,939
ING Janus Contrarian Portfolio - Service 2 Class	125		2,309	349	3,193
ING JPMorgan Emerging Markets Equity Portfolio - Service
Class	39,368		149,025	106,513	128,258
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class	2,025		3,978	1,945	3,434
ING JPMorgan Small Cap Core Equity Portfolio - Service
Class	98,052		40,358	18,539	19,560
ING JPMorgan Small Cap Core Equity Portfolio - Service 2
Class	84		4,171	966	3,394
ING Large Cap Growth Portfolio - Service Class	51,026		36,274	75,050	7,697
ING Large Cap Growth Portfolio - Service 2 Class	4		105	5	215
ING Limited Maturity Bond Portfolio - Service Class	4,418		22,839	7,847	26,018
ING Liquid Assets Portfolio - Service Class	380,662		812,090	407,407	1,243,989
ING Liquid Assets Portfolio - Service 2 Class	6,838		16,131	10,849	34,820
ING Lord Abbett Growth and Income Portfolio - Service
Class	470		10,216	928	10,148
ING Lord Abbett Growth and Income Portfolio - Service 2
Class	16		184	44	245
ING Marsico Growth Portfolio - Service Class	36,278		74,347	25,759	65,728
ING Marsico Growth Portfolio - Service 2 Class	419		2,238	1,094	1,836
ING Marsico International Opportunities Portfolio - Service
Class	3,736		31,024	5,638	41,281
ING MFS Total Return Portfolio - Service Class	28,352		149,783	61,280	109,499
ING MFS Total Return Portfolio - Service 2 Class	685		3,468	1,722	4,514
ING MFS Utilities Portfolio - Service Class	31,484		57,777	41,544	57,136
ING Morgan Stanley Global Franchise Portfolio - Service
Class	57,414		38,991	55,116	34,904
ING Morgan Stanley Global Franchise Portfolio - Service 2
Class	1,152		6,944	5,982	6,699
ING Morgan Stanley Global Tactical Asset Allocation
Portfolio - Service Class	32,673		8,548	38,483	2,503
ING Oppenheimer Active Allocation Portfolio - Service
Class	37,604		4,463	16,895	894
ING PIMCO High Yield Portfolio - Service Class	161,364		67,143	30,099	70,892
ING PIMCO Total Return Bond Portfolio - Service Class	780,532		765,549	901,963	204,712
ING PIMCO Total Return Bond Portfolio - Service 2 Class	13,948		14,656	16,133	8,267
ING Pioneer Fund Portfolio - Service Class	7,791		8,787	4,470	7,781
ING Pioneer Mid Cap Value Portfolio - Service Class	19,006		96,305	24,048	62,929
ING Retirement Conservative Portfolio - Adviser Class	142,899		107,712	406,570	10,528
ING Retirement Growth Portfolio - Adviser Class	29,935		421,712	4,521,168	73,797
ING Retirement Moderate Growth Portfolio - Adviser Class	53,836		284,058	3,078,796	22,258
ING Retirement Moderate Portfolio - Adviser Class	26,984		192,353	1,826,734	16,957
ING T. Rowe Price Capital Appreciation Portfolio - Service
Class	121,525		286,710	149,941	187,128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2010		2009
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Investors Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class	$2,724		$12,038	$2,446	$8,770
ING T. Rowe Price Equity Income Portfolio - Service Class	54,481		100,091	48,403	68,794
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	1,287		2,621	828	2,773
ING Templeton Global Growth Portfolio - Service Class	14,563		43,222	23,294	23,989
ING Templeton Global Growth Portfolio - Service 2 Class	442		654	291	402
ING Van Kampen Growth and Income Portfolio - Service
Class	13,585		86,736	24,426	59,477
ING Van Kampen Growth and Income Portfolio - Service 2
Class	625		5,186	1,643	4,343
ING Wells Fargo HealthCare Portfolio - Service Class	16,769		39,415	23,980	38,784
ING Wells Fargo Small Cap Disciplined Portfolio - Service
Class	17,037		32,066	13,502	6,170
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2
Class	3		403	4	47
ING Mutual Funds:
ING Diversified International Fund - Class R	1		39	1	31
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio -
Service Class	751		248	1,305	230
ING Baron Small Cap Growth Portfolio - Service Class	49,632		66,326	76,326	36,645
ING Columbia Small Cap Value Portfolio - Service Class	2,340		36,432	25,584	38,673
ING Davis New York Venture Portfolio - Service Class	25,340		30,528	43,057	24,412
ING JPMorgan Mid Cap Value Portfolio - Service Class	69,864		35,406	28,447	8,275
ING Legg Mason ClearBridge Aggressive Growth Portfolio -
Service Class	804		13,669	22	12,912
ING Oppenheimer Global Portfolio - Initial Class	117		1,633	296	1,439
ING Oppenheimer Global Portfolio - Service Class	2,797		18,256	7,356	21,131
ING Oppenheimer Global Strategic Income Portfolio -
Service Class	2,044		1,964	780	2,355
ING PIMCO Total Return Portfolio - Service Class	347		2,424	2,717	2,235
ING Solution 2015 Portfolio - Service Class	650		1,275	4,567	1,158
ING Solution 2025 Portfolio - Service Class	1,110		1,467	5,370	732
ING Solution 2035 Portfolio - Service Class	912		2,098	2,350	1,411
ING Solution 2045 Portfolio - Service Class	30		313	142	254
ING Solution Income Portfolio - Service Class	428		944	1,542	700
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	1,223		1,155	3,713	293
ING T. Rowe Price Growth Equity Portfolio - Service Class	30,918		33,010	60,526	14,963
ING Templeton Foreign Equity Portfolio - Service Class	78,183		70,995	64,062	34,246
ING Thornburg Value Portfolio - Initial Class	23		243	17	196
ING Thornburg Value Portfolio - Service Class	1,175		1,298	1,394	689
ING UBS U.S. Large Cap Equity Portfolio - Service Class	143		1,121	151	1,366
ING Van Kampen Comstock Portfolio - Service Class	33,188		30,298	15,444	19,050
ING Van Kampen Equity and Income Portfolio - Initial Class	39		531	43	211
ING Van Kampen Equity and Income Portfolio - Service
Class	21,212		22,182	14,589	28,233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
		2010		2009
	Purchases		Sales	Purchases	Sales
			(Dollars in thousands)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	$141		$131	$268	$193
ING Strategic Allocation Growth Portfolio - Class S	22		59	114	68
ING Strategic Allocation Moderate Portfolio - Class S	185		117	137	89
ING Variable Funds:
ING Growth and Income Portfolio - Class I	1		9	1	6
ING Growth and Income Portfolio - Class S	14,090		71,074	150,368	52,696
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	281		3,271	666	2,949
ING GET U.S. Core Portfolio - Series 6	270		3,968	359	4,516
ING GET U.S. Core Portfolio - Series 7	193		3,213	256	1,587
ING GET U.S. Core Portfolio - Series 8	108		1,556	155	1,967
ING GET U.S. Core Portfolio - Series 9	95		1,285	126	1,010
ING GET U.S. Core Portfolio - Series 10	129		1,062	130	988
ING GET U.S. Core Portfolio - Series 11	130		1,112	344	1,993
ING GET U.S. Core Portfolio - Series 12	62		394	80	524
ING GET U.S. Core Portfolio - Series 13	381		3,916	800	6,882
ING GET U.S. Core Portfolio - Series 14	1,581		11,915	2,860	30,373
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities
Portfolio - Class S	72,218		68,468	105,919	33,902
ING Euro STOXX 50 Index Portfolio - Class A	8,349		4,205	1,151	555
ING FTSE 100 Index Portfolio - Class A	6,745		4,255	758	10
ING Hang Seng Index Portfolio - Class S	56,600		20,253	44,117	4,852
ING Index Plus LargeCap Portfolio - Class S	3,220		33,573	5,411	34,445
ING Index Plus MidCap Portfolio - Class S	1,234		21,118	1,892	19,922
ING Index Plus SmallCap Portfolio - Class S	668		14,032	2,364	14,105
ING International Index Portfolio - Class S	35,228		39,528	62,304	6,908
ING Japan TOPIX Index® Portfolio - Class A	10,858		3,373	658	326
ING Opportunistic Large Cap Portfolio - Class S	189		10,575	959	2,391
ING Russell™ Global Large Cap Index 75% Portfolio -
Class S	4,847		21,539	12,783	1,293
ING Russell™ Large Cap Growth Index Portfolio - Class S	10,081		24,425	132,902	13,225
ING Russell™ Large Cap Index Portfolio - Class S	28,078		71,766	325,095	35,287
ING Russell™ Large Cap Value Index Portfolio - Class S	20,947		8,674	22,911	2,514
ING Russell™ Mid Cap Growth Index Portfolio - Class S	44,965		51,710	235,954	16,774
ING Russell™ Mid Cap Index Portfolio - Class S	57,905		42,548	60,555	16,482
ING Russell™ Small Cap Index Portfolio - Class S	97,799		66,153	50,264	28,362
ING Small Company Portfolio - Class S	63,700		55,373	45,632	27,700
ING Variable Portfolios, Inc.:
ING U.S. Bond Index Portfolio - Class S	86,597		114,221	170,112	103,042
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S	26,171		40,211	50,405	32,335

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2010		2009
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class S	$574	$1,849	$970	$1,300
ING MidCap Opportunities Portfolio - Class S	66,263	51,410	27,642	39,581
ING SmallCap Opportunities Portfolio - Class S	279	8,995	145	6,817
Invesco Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	144	3,595	372	2,952
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I	3	9	2	11
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	1	8	-	3
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	7	17	8	3
Legg Mason Western Asset Variable Money Market Portfolio	-	23	1	-
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service
Class	128	214	545	161
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	3,265	2,647	4,744	1,849
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	658	2,343	2,273	2,151
ProFunds:
ProFund VP Bull	30	1,939	131	1,825
ProFund VP Europe 30	266	1,485	296	2,093
ProFund VP Rising Rates Opportunity	565	2,147	363	3,201
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	1,236	65	-	-
Wells Fargo Variable Trust:
Wells Fargo Advantage VT C&B Large Cap Value Fund	2	231	5	55
Wells Fargo Advantage VT Index Asset Allocation Fund -
Class 2	40	112	50	251
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	232	81	16	62
Wells Fargo Advantage VT Large Company Growth Fund	20	1,412	5	297
Wells Fargo Advantage VT Money Market Fund	-	36	1	7
Wells Fargo Advantage VT Small Cap Growth Fund -
Class 2	1	132	-	142
Wells Fargo Advantage VT Total Return Bond Fund	110	124	105	119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8	.	Changes in Units

		The changes in units outstanding for the years ended December 31, 2010 and 2009 are shown in the following table.

					Year ended December 31
				2010			2009
			Units	Units	Net Increase	Units	Units	Net Increase
			Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
		BlackRock Variable Series Funds, Inc.:
		BlackRock Global Allocation V.I. Fund - Class III	53,684,862	43,823,307	9,861,555	75,987,942	22,927,232	53,060,710
		Columbia Funds Variable Insurance Trust:
		Columbia Asset Allocation Fund, Variable Series - Class A	1,780	4,414	(2,634)	480	1,317	(837)
		Columbia Federal Securities Fund, Variable Series - Class A	-	308	(308)	-	407	(407)
		Columbia Large Cap Growth Fund, Variable Series - Class A	3,610	5,478	(1,868)	16	1,146	(1,130)
		Columbia Small Cap Value Fund, Variable Series - Class B	99,816	1,302,578	(1,202,762)	278,804	1,738,333	(1,459,529)
		Columbia Small Company Growth Fund, Variable Series - Class A	-	712	(712)	-	2,581	(2,581)
		Fidelity® Variable Insurance Products:
		Fidelity® VIP Equity-Income Portfolio - Service Class 2	567,631	2,939,961	(2,372,330)	992,104	4,176,755	(3,184,651)
		Fidelity® Variable Insurance Products II:
		Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,463,843	10,181,247	(8,717,404)	13,009,601	19,551,470	(6,541,869)
		Franklin Templeton Variable Insurance Products Trust:
		Franklin Small Cap Value Securities Fund - Class 2	63,457	115,023	(51,566)	298,415	110,674	187,741
		ING Balanced Portfolio, Inc.:
		ING Balanced Portfolio - Class S	49,514	141,262	(91,748)	64,148	133,985	(69,837)
		ING Intermediate Bond Portfolio:
		ING Intermediate Bond Portfolio - Class S	31,368,881	38,199,740	(6,830,859)	40,290,370	38,950,690	1,339,680
		ING Investors Trust:
		ING American Funds Asset Allocation Portfolio	7,465,694	5,907,790	1,557,904	19,904,258	5,412,005	14,492,253
		ING American Funds Bond Portfolio	21,499,629	21,999,230	(499,601)	38,343,432	17,153,230	21,190,202
		ING American Funds Growth Portfolio	22,064,340	32,119,782	(10,055,442)	36,582,545	36,084,341	498,204
		ING American Funds Growth-Income Portfolio	10,476,157	20,310,133	(9,833,976)	21,283,824	21,176,889	106,935
		ING American Funds International Portfolio	12,780,203	18,282,129	(5,501,926)	21,908,372	18,401,270	3,507,102
		ING American Funds World Allocation Portfolio - Service Class	7,842,040	2,761,948	5,080,092	8,865,751	1,821,231	7,044,520
		ING Artio Foreign Portfolio - Service Class	4,194,759	10,673,590	(6,478,831)	12,987,278	12,119,589	867,689

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Artio Foreign Portfolio - Service 2 Class	116,905	358,970	(242,065)	535,620	495,775	39,845
ING BlackRock Inflation Protected Bond Portfolio - Service Class	26,104,680	17,906,824	8,197,856	19,482,590	4,392,829	15,089,761
ING BlackRock Large Cap Growth Portfolio - Institutional Class	-	1,634	(1,634)	-	2,743	(2,743)
ING BlackRock Large Cap Growth Portfolio - Service Class	4,819,818	6,034,708	(1,214,890)	6,465,361	5,476,222	989,139
ING BlackRock Large Cap Value Portfolio - Service Class	59,362	341,909	(282,547)	136,144	680,723	(544,579)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	1,261	24,808	(23,547)	2,844	24,758	(21,914)
ING Clarion Global Real Estate Portfolio - Service Class	550,781	2,769,867	(2,219,086)	5,555,668	6,011,644	(455,976)
ING Clarion Global Real Estate Portfolio - Service 2 Class	4,677	37,635	(32,958)	46,753	38,422	8,331
ING Clarion Real Estate Portfolio - Service Class	128,120	1,513,887	(1,385,767)	921,570	2,302,213	(1,380,643)
ING Clarion Real Estate Portfolio - Service 2 Class	5,596	140,650	(135,054)	101,499	251,328	(149,829)
ING DFA World Equity Portfolio - Service Class	9,644,054	5,788,587	3,855,467	6,018,422	6,358,864	(340,442)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	9,134,959	14,298,104	(5,163,145)	11,993,189	14,027,678	(2,034,489)
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	75,879	250,592	(174,713)	123,478	262,502	(139,024)
ING Franklin Income Portfolio - Service Class	11,372,900	14,115,116	(2,742,216)	19,152,614	13,329,973	5,822,641
ING Franklin Income Portfolio - Service 2 Class	284,891	261,085	23,806	304,876	276,396	28,480
ING Franklin Mutual Shares Portfolio - Service Class	4,237,549	4,737,191	(499,642)	6,742,053	6,107,920	634,133
ING Franklin Templeton Founding Strategy Portfolio - Service Class	6,089,821	14,182,181	(8,092,360)	16,080,003	19,493,470	(3,413,467)
ING Global Resources Portfolio - Service Class	493,922	5,150,411	(4,656,489)	6,685,696	8,256,640	(1,570,944)
ING Global Resources Portfolio - Service 2 Class	8,360	139,830	(131,470)	102,335	184,416	(82,081)
ING Janus Contrarian Portfolio - Service Class	808,750	6,836,086	(6,027,336)	5,578,332	13,257,041	(7,678,709)
ING Janus Contrarian Portfolio - Service 2 Class	17,487	126,796	(109,309)	80,729	285,596	(204,867)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	1,060,173	7,800,475	(6,740,302)	13,495,540	13,596,496	(100,956)
ING JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	6,390	126,440	(120,050)	124,599	184,887	(60,288)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	9,990,759	5,721,820	4,268,939	2,501,202	2,859,014	(357,812)
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	11,074	249,315	(238,241)	44,136	279,627	(235,491)
ING Large Cap Growth Portfolio - Service Class	6,638,791	5,384,089	1,254,702	8,918,921	2,235,010	6,683,911
ING Large Cap Growth Portfolio - Service 2 Class	423	7,635	(7,212)	991	20,984	(19,993)
ING Limited Maturity Bond Portfolio - Service Class	157,542	1,085,915	(928,373)	172,351	1,259,922	(1,087,571)
ING Liquid Assets Portfolio - Service Class	66,660,459	93,629,206	(26,968,747)	100,033,410	152,688,414	(52,655,004)
ING Liquid Assets Portfolio - Service 2 Class	1,220,557	2,075,278	(854,721)	1,670,729	3,901,797	(2,231,068)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Lord Abbett Growth and Income Portfolio - Service Class	102,091	975,275	(873,184)	195,971	1,272,743	(1,076,772)
ING Lord Abbett Growth and Income Portfolio - Service 2 Class	1,035	13,498	(12,463)	7,978	26,296	(18,318)
ING Marsico Growth Portfolio - Service Class	5,236,359	7,672,902	(2,436,543)	6,158,423	9,289,470	(3,131,047)
ING Marsico Growth Portfolio - Service 2 Class	60,251	185,209	(124,958)	152,268	211,557	(59,289)
ING Marsico International Opportunities Portfolio - Service Class	416,206	2,709,114	(2,292,908)	1,710,898	5,113,218	(3,402,320)
ING MFS Total Return Portfolio - Service Class	3,515,688	8,314,583	(4,798,895)	7,010,855	9,394,058	(2,383,203)
ING MFS Total Return Portfolio - Service 2 Class	62,024	257,951	(195,927)	147,999	440,045	(292,046)
ING MFS Utilities Portfolio - Service Class	5,251,264	7,270,739	(2,019,475)	7,677,149	10,147,969	(2,470,820)
ING Morgan Stanley Global Franchise Portfolio - Service Class	6,130,806	4,848,116	1,282,690	5,215,590	5,142,938	72,652
ING Morgan Stanley Global Franchise Portfolio - Service 2 Class	148,253	460,238	(311,985)	121,541	538,908	(417,367)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service
Class	4,208,845	1,991,400	2,217,445	4,666,340	706,578	3,959,762
ING Oppenheimer Active Allocation Portfolio - Service Class	3,681,411	858,634	2,822,777	2,048,572	243,145	1,805,427
ING PIMCO High Yield Portfolio - Service Class	13,844,182	9,021,750	4,822,432	969,477	6,925,944	(5,956,467)
ING PIMCO Total Return Bond Portfolio - Service Class	71,688,144	81,816,807	(10,128,663)	97,437,019	59,413,076	38,023,943
ING PIMCO Total Return Bond Portfolio - Service 2 Class	977,870	1,321,593	(343,723)	1,564,776	1,195,889	368,887
ING Pioneer Fund Portfolio - Service Class	1,085,630	1,189,840	(104,210)	740,597	1,121,515	(380,918)
ING Pioneer Mid Cap Value Portfolio - Service Class	4,665,841	11,639,451	(6,973,610)	8,205,982	12,555,896	(4,349,914)
ING Retirement Conservative Portfolio - Adviser Class	27,610,889	22,349,950	5,260,939	52,086,673	3,894,878	48,191,795
ING Retirement Growth Portfolio - Adviser Class	23,269,699	58,460,607	(35,190,908)	498,382,902	14,157,359	484,225,543
ING Retirement Moderate Growth Portfolio - Adviser Class	22,502,254	42,025,734	(19,523,480)	331,988,356	9,052,622	322,935,734
ING Retirement Moderate Portfolio - Adviser Class	18,133,081	32,507,301	(14,374,220)	193,428,098	7,212,114	186,215,984
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	12,323,781	14,870,617	(2,546,836)	17,600,263	17,081,278	518,985
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	196,903	813,416	(616,513)	225,842	749,451	(523,609)
ING T. Rowe Price Equity Income Portfolio - Service Class	4,938,287	6,778,123	(1,839,836)	6,360,252	7,178,319	(818,067)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	104,057	210,976	(106,919)	98,206	283,142	(184,936)
ING Templeton Global Growth Portfolio - Service Class	1,880,781	3,378,206	(1,497,425)	2,779,038	2,929,241	(150,203)
ING Templeton Global Growth Portfolio - Service 2 Class	30,001	43,835	(13,834)	24,368	35,756	(11,388)
ING Van Kampen Growth and Income Portfolio - Service Class	2,013,383	4,731,661	(2,718,278)	3,232,339	4,799,103	(1,566,764)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	96,883	385,212	(288,329)	225,182	453,973	(228,791)
ING Wells Fargo HealthCare Portfolio - Service Class	3,551,121	5,499,236	(1,948,115)	6,606,332	7,980,311	(1,373,979)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	2,039,166	3,845,835	(1,806,669)	1,775,341	893,008	882,333
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	29	47,116	(47,087)	153	5,144	(4,991)
ING Mutual Funds:
ING Diversified International Fund - Class R	14	4,901	(4,887)	18	4,785	(4,767)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	57,468	27,691	29,777	112,936	19,916	93,020
ING Baron Small Cap Growth Portfolio - Service Class	9,433,566	10,720,700	(1,287,134)	15,460,465	10,216,661	5,243,804
ING Columbia Small Cap Value Portfolio - Service Class	402,181	4,285,125	(3,882,944)	6,912,213	8,212,602	(1,300,389)
ING Davis New York Venture Portfolio - Service Class	6,334,472	6,561,776	(227,304)	11,317,153	8,289,814	3,027,339
ING JPMorgan Mid Cap Value Portfolio - Service Class	8,736,398	5,408,288	3,328,110	4,747,238	2,352,252	2,394,986
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	187,295	1,218,110	(1,030,815)	199,007	1,528,203	(1,329,196)
ING Oppenheimer Global Portfolio - Initial Class	65,989	192,519	(126,530)	90,351	233,628	(143,277)
ING Oppenheimer Global Portfolio - Service Class	350,782	1,579,746	(1,228,964)	1,280,265	2,986,018	(1,705,753)
ING Oppenheimer Global Strategic Income Portfolio - Service Class	192,428	203,127	(10,699)	71,846	253,796	(181,950)
ING PIMCO Total Return Portfolio - Service Class	9,929	172,173	(162,244)	203,986	198,173	5,813
ING Solution 2015 Portfolio - Service Class	31,634	108,186	(76,552)	478,956	163,082	315,874
ING Solution 2025 Portfolio - Service Class	88,553	130,671	(42,118)	633,355	101,208	532,147
ING Solution 2035 Portfolio - Service Class	23,942	138,705	(114,763)	260,852	170,466	90,386
ING Solution 2045 Portfolio - Service Class	2,143	28,007	(25,864)	16,435	34,830	(18,395)
ING Solution Income Portfolio - Service Class	22,496	83,181	(60,685)	126,852	73,781	53,071
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	104,694	91,136	13,558	388,149	47,438	340,711
ING T. Rowe Price Growth Equity Portfolio - Service Class	6,255,256	6,575,965	(320,709)	11,486,303	4,675,708	6,810,595
ING Templeton Foreign Equity Portfolio - Service Class	11,508,109	11,199,089	309,020	13,339,518	9,723,596	3,615,922
ING Thornburg Value Portfolio - Initial Class	44,699	69,072	(24,373)	24,338	49,714	(25,376)
ING Thornburg Value Portfolio - Service Class	102,632	130,163	(27,531)	143,282	104,718	38,564
ING UBS U.S. Large Cap Equity Portfolio - Service Class	349,179	440,828	(91,649)	21,606	168,389	(146,783)
ING Van Kampen Comstock Portfolio - Service Class	4,203,283	3,960,661	242,622	3,595,157	4,209,288	(614,131)
ING Van Kampen Equity and Income Portfolio - Initial Class	22,344	64,536	(42,192)	114	18,612	(18,498)
ING Van Kampen Equity and Income Portfolio - Service Class	3,217,573	3,286,351	(68,778)	3,981,043	5,317,039	(1,335,996)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	7,416	9,775	(2,359)	15,260	16,067	(807)
ING Strategic Allocation Growth Portfolio - Class S	308	3,843	(3,535)	4,091	7,118	(3,027)
ING Strategic Allocation Moderate Portfolio - Class S	57,952	54,750	3,202	7,093	9,342	(2,249)
ING Variable Funds:
ING Growth and Income Portfolio - Class I	-	978	(978)	-	825	(825)
ING Growth and Income Portfolio - Class S	4,813,758	11,480,592	(6,666,834)	23,372,789	10,183,271	13,189,518
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	210,939	499,238	(288,299)	198,514	447,916	(249,402)
ING GET U.S. Core Portfolio - Series 6	279,301	647,116	(367,815)	239,766	657,347	(417,581)
ING GET U.S. Core Portfolio - Series 7	281,862	583,817	(301,955)	77,260	213,747	(136,487)
ING GET U.S. Core Portfolio - Series 8	109,943	254,160	(144,217)	63,228	245,460	(182,232)
ING GET U.S. Core Portfolio - Series 9	66,068	183,048	(116,980)	105,587	197,861	(92,274)
ING GET U.S. Core Portfolio - Series 10	34,851	128,563	(93,712)	38,405	128,397	(89,992)
ING GET U.S. Core Portfolio - Series 11	78,324	175,654	(97,330)	89,504	266,327	(176,823)
ING GET U.S. Core Portfolio - Series 12	30,643	64,733	(34,090)	13,991	60,972	(46,981)
ING GET U.S. Core Portfolio - Series 13	71,078	422,812	(351,734)	65,252	702,351	(637,099)
ING GET U.S. Core Portfolio - Series 14	293,231	1,365,264	(1,072,033)	3,726,075	6,619,304	(2,893,229)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	12,679,644	12,310,839	368,805	18,859,241	9,444,370	9,414,871
ING Euro STOXX 50 Index Portfolio - Class A	1,030,159	551,184	478,975	118,409	56,338	62,071
ING FTSE 100 Index Portfolio - Class A	714,616	460,614	254,002	74,851	1,197	73,654
ING Hang Seng Index Portfolio - Class S	6,153,732	3,386,530	2,767,202	4,311,014	1,085,883	3,225,131
ING Index Plus LargeCap Portfolio - Class S	2,235,336	5,660,031	(3,424,695)	4,426,826	8,774,823	(4,347,997)
ING Index Plus MidCap Portfolio - Class S	512,867	2,091,172	(1,578,305)	634,350	2,600,153	(1,965,803)
ING Index Plus SmallCap Portfolio - Class S	327,316	1,406,173	(1,078,857)	515,644	1,832,868	(1,317,224)
ING International Index Portfolio - Class S	6,156,045	7,206,256	(1,050,211)	10,344,834	2,348,210	7,996,624
ING Japan TOPIX Index® Portfolio - Class A	1,372,471	635,799	736,672	67,500	34,583	32,917
ING Opportunistic Large Cap Portfolio - Class S	100,749	1,485,144	(1,384,395)	136,507	377,654	(241,147)
ING Russell™ Global Large Cap Index 75% Portfolio - Class S	482,809	2,200,644	(1,717,835)	1,658,272	275,337	1,382,935
ING Russell™ Large Cap Growth Index Portfolio - Class S	1,413,451	2,435,885	(1,022,434)	12,716,446	1,506,176	11,210,270

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING Russell™ Large Cap Index Portfolio - Class S	5,622,005	11,652,340	(6,030,335)	50,637,531	8,299,860	42,337,671
ING Russell™ Large Cap Value Index Portfolio - Class S	1,788,521	1,129,693	658,828	2,295,781	373,547	1,922,234
ING Russell™ Mid Cap Growth Index Portfolio - Class S	4,844,780	5,422,222	(577,442)	21,074,210	1,917,538	19,156,672
ING Russell™ Mid Cap Index Portfolio - Class S	9,433,486	7,850,011	1,583,475	10,832,295	4,403,603	6,428,692
ING Russell™ Small Cap Index Portfolio - Class S	14,347,490	11,359,963	2,987,527	11,286,060	8,153,924	3,132,136
ING Small Company Portfolio - Class S	8,963,102	7,999,475	963,627	8,312,508	6,042,586	2,269,922
ING U.S. Bond Index Portfolio - Class S	12,330,745	15,013,483	(2,682,738)	24,404,746	17,982,606	6,422,140
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	5,180,598	7,718,793	(2,538,195)	13,523,895	9,941,585	3,582,310
ING Variable Products Trust:
ING International Value Portfolio - Class S	36,456	129,582	(93,126)	109,923	137,497	(27,574)
ING MidCap Opportunities Portfolio - Class S	11,818,142	10,176,841	1,641,301	7,188,087	8,677,440	(1,489,353)
ING SmallCap Opportunities Portfolio - Class S	282,197	1,280,291	(998,094)	158,120	1,125,021	(966,901)
Invesco Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	42,303	342,828	(300,525)	31,058	349,079	(318,021)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	144	1,075	(931)	105	1,481	(1,376)
Legg Mason Global Currents Variable International All Cap Opportunity
Portfolio	-	605	(605)	-	261	(261)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	9	840	(831)	-	131	(131)
Legg Mason Western Asset Variable Money Market Portfolio	-	1,725	(1,725)	53	8	45
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	7,973	12,794	(4,821)	46,964	15,802	31,162
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	302,055	266,038	36,017	452,739	248,669	204,070
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	44,318	187,657	(143,339)	282,017	288,418	(6,401)
ProFunds:
ProFund VP Bull	86,315	307,498	(221,183)	26,235	270,575	(244,340)
ProFund VP Europe 30	52,539	190,216	(137,677)	34,631	291,508	(256,877)
ProFund VP Rising Rates Opportunity	263,707	521,193	(257,486)	204,523	681,580	(477,057)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	176,296	58,064	118,232	-	-	-
Wells Fargo Variable Trust:
Wells Fargo Advantage VT C&B Large Cap Value Fund	29	21,861	(21,832)	152	5,143	(4,991)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	990	7,862	(6,872)	1,744	24,958	(23,214)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	61,011	44,273	16,738	702	5,759	(5,057)
Wells Fargo Advantage VT Large Company Growth Fund	2,912	162,411	(159,499)	274	32,595	(32,321)
Wells Fargo Advantage VT Money Market Fund	-	3,514	(3,514)	-	524	(524)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	647	8,571	(7,924)	-	11,460	(11,460)
Wells Fargo Advantage VT Total Return Bond Fund	3,485	8,273	(4,788)	4,490	8,688	(4,198)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

9	.	Unit Summary

		A summary of units outstanding at December 31, 2010 follows:

		Division/Contract	Units	Unit Value	Extended Value
		BlackRock Global Allocation V.I. Fund - Class III
		Contracts in accumulation period:
		Band 2	13,559.990	$10.43	$141,431
		Band 4	109,102.540	10.36	1,130,302
		Band 5	33,421.661	10.34	345,580
		Band 6	14,545,661.720	10.31	149,965,772
		Band 7	3,582,001.065	10.30	36,894,611
		Band 8	6,150,537.869	10.27	63,166,024
		Band 9	347,522.704	10.26	3,565,583
		Band 10	32,649,951.540	10.24	334,335,504
		Band 11	3,721,600.145	10.23	38,071,969
		Band 12	1,130,871.428	10.21	11,546,197
		Band 13	4,848,083.832	10.20	49,450,455
		Band 14	5,511,970.892	10.17	56,056,744
		Band 15	9,731,706.843	10.16	98,874,142
		Band 16	404,099.506	10.13	4,093,528
		Band 17	6,172,428.268	10.11	62,403,250
		Band 18	12,313.150	10.10	124,363
		Band 19	115,909.259	10.07	1,167,206
		Band 20	2,659,829.148	10.19	27,103,659
		Band 21	359,612.495	10.14	3,646,471
		Band 26	281,015.229	10.44	2,933,799
		Band 27	86,277.250	10.36	893,832
		Band 28	42,151.363	10.31	434,581
		Band 29	37,018.529	10.30	381,291
		Band 30	12,963.103	10.21	132,353
		Band 31	12,691.859	10.17	129,076
		Band 38	386,896.812	10.43	4,035,334
		Band 41	8,409.199	10.22	85,942
		Band 42	12,552.161	10.16	127,530
		Band 43	181,048.373	10.12	1,832,210
		Band 45	334.825	9.97	3,338
		Band 46	12,815,939.410	10.09	129,312,829
		Band 47	1,076,203.479	10.04	10,805,083
		Band 50	12,193.754	10.20	124,376
		Band 55	33,603.962	10.27	345,113
		Band 56	5,623,570.871	10.39	58,428,901
		Band 57	61,011.013	10.23	624,143
		Band 59	27,518.357	10.07	277,110
		Band 60	1,645.639	10.26	16,884
		Band 64	11,692.464	10.14	118,562
			112,824,921.707		$1,153,125,078

		137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Asset Allocation Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	657.190	$15.66	$10,292
Band 7	12,515.858	15.60	195,247
Band 8	3,319.870	15.48	51,392
Band 9	1,335.859	15.42	20,599
Band 11	918.721	15.30	14,056
Band 13	768.009	15.18	11,658
	19,515.507		$303,244
Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 7	1,145.523	$12.40	$14,204
Band 13	387.049	12.07	4,672
	1,532.572		$18,876
Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	1,059.272	$11.81	$12,510
Band 7	22,946.715	11.78	270,312
Band 9	664.991	11.67	7,760
Band 11	868.732	11.60	10,077
Band 13	3,442.334	11.54	39,725
Band 14	1,773.072	11.47	20,337
	30,755.116		$360,721
Columbia Small Cap Value Fund, Variable Series -
Class B
Contracts in accumulation period:
Band 2	1,528.484	$14.31	$21,873
Band 4	7,579.694	21.68	164,328
Band 5	4,263.966	21.59	92,059
Band 6	1,094,501.400	21.42	23,444,220
Band 7	745,402.228	21.34	15,906,884
Band 8	390,404.565	21.18	8,268,769
Band 9	29,596.756	21.09	624,196
Band 10	894,396.748	21.01	18,791,276
Band 11	346,007.178	20.93	7,241,930
Band 12	133,921.722	20.85	2,792,268
Band 13	373,934.538	20.77	7,766,620
Band 14	1,253,425.509	20.61	25,833,100
Band 15	373,699.766	20.53	7,672,056
Band 16	41,190.828	20.37	839,057
Band 17	835,981.882	20.29	16,962,072
Band 18	12,203.370	20.21	246,630
Band 19	53,998.446	20.05	1,082,669
Band 20	759,123.273	20.69	15,706,261
Band 21	55,993.344	20.45	1,145,064
Band 26	28,802.918	14.35	413,322

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Small Cap Value Fund, Variable Series -
Class B (continued)
Band 27	8,769.908	$14.11	$123,743
Band 28	3,477.857	13.98	48,620
Band 29	78.452	13.94	1,094
Band 30	1,832.715	13.70	25,108
Band 41	1,082.163	13.71	14,836
Band 42	1,180.105	13.55	15,990
Band 43	6,345.489	13.43	85,220
Band 46	515,510.367	12.53	6,459,345
Band 47	33,714.590	12.42	418,735
	8,007,948.261		$162,207,345
Columbia Small Company Growth Fund, Variable
Series - Class A
Contracts in accumulation period:
Band 7	301.549	$18.85	$5,684
Band 8	674.706	18.70	12,617
	976.255		$18,301
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	1,716.234	$11.51	$19,754
Band 3	357.019	11.13	3,974
Band 4	108,181.317	11.24	1,215,958
Band 5	62,730.055	11.19	701,949
Band 6	2,311,978.349	11.08	25,616,720
Band 7	1,445,626.551	11.03	15,945,261
Band 8	805,806.275	10.92	8,799,405
Band 9	246,376.463	10.87	2,678,112
Band 10	1,758,439.725	10.82	19,026,318
Band 11	509,299.187	10.76	5,480,059
Band 12	417,371.547	10.71	4,470,049
Band 13	910,072.925	10.66	9,701,377
Band 14	1,924,717.588	10.56	20,325,018
Band 15	774,051.474	10.51	8,135,281
Band 16	101,891.369	10.41	1,060,689
Band 17	1,290,394.348	10.36	13,368,485
Band 18	30,018.697	10.31	309,493
Band 19	85,217.408	10.21	870,070
Band 20	1,090,666.299	10.61	11,571,969
Band 21	213,828.149	10.46	2,236,642
Band 25	7,846.013	11.62	91,171
Band 26	293,761.374	11.57	3,398,819
Band 27	162,013.246	11.24	1,821,029
Band 28	39,810.601	11.08	441,101
Band 29	128,808.459	11.02	1,419,469
Band 30	35,705.225	10.71	382,403
Band 31	17,510.695	10.56	184,913
Band 34	94.365	9.93	937
Band 35	171,551.677	11.79	2,022,594

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service Class 2
(continued)
Band 36	21,685.862	$11.57	$250,905
Band 37	32,281.489	11.40	368,009
Band 38	613,588.036	13.31	8,166,857
Band 39	106,817.886	13.12	1,401,451
Band 40	37,598.436	12.97	487,652
Band 41	18,076.577	12.08	218,365
Band 42	14,903.228	11.91	177,497
Band 43	94,275.560	11.77	1,109,623
Band 45	2,089.877	10.09	21,087
Band 46	671,601.191	9.74	6,541,396
Band 47	125,267.140	9.65	1,208,828
Band 51	676.103	9.19	6,213
Band 55	1,074.223	9.43	10,130
Band 56	16,293.282	8.77	142,892
	16,702,071.524		$181,409,924
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 2	13,056.131	$13.54	$176,780
Band 4	327,231.711	16.07	5,258,614
Band 5	87,154.676	15.95	1,390,117
Band 6	9,154,107.850	13.24	121,200,388
Band 7	1,379,878.372	15.72	21,691,688
Band 8	4,711,109.231	13.12	61,809,753
Band 9	606,697.088	15.49	9,397,738
Band 10	11,446,143.750	13.52	154,751,864
Band 11	1,298,422.963	13.01	16,892,483
Band 12	299,967.237	12.97	3,890,575
Band 13	2,816,261.141	15.20	42,807,169
Band 14	4,113,038.438	12.86	52,893,674
Band 15	3,970,153.479	14.98	59,472,899
Band 16	398,298.368	12.75	5,078,304
Band 17	3,558,174.256	12.71	45,224,395
Band 18	10,969.785	12.67	138,987
Band 19	71,732.041	12.98	931,082
Band 20	1,254,173.607	13.34	16,730,676
Band 21	436,611.134	13.20	5,763,267
Band 26	741,477.447	16.49	12,226,963
Band 27	331,215.197	16.02	5,306,067
Band 28	104,271.316	15.79	1,646,444
Band 29	252,580.457	15.71	3,968,039
Band 30	38,514.781	15.27	588,121
Band 31	20,769.639	15.05	312,583
Band 35	489,750.101	16.81	8,232,699
Band 36	109,249.235	16.49	1,801,520
Band 37	69,449.025	16.25	1,128,547
Band 38	2,620,332.628	17.26	45,226,941

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service Class 2
(continued)
Band 39	718,804.264	$17.00	$12,219,672
Band 40	245,717.788	16.81	4,130,516
Band 41	132,588.014	15.49	2,053,788
Band 42	32,591.510	15.26	497,346
Band 43	213,674.958	15.09	3,224,355
Band 44	5,464.890	13.14	71,809
Band 45	13,008.846	12.90	167,814
Band 46	4,114,882.389	12.63	51,970,965
Band 47	533,206.035	12.52	6,675,740
Band 50	29,958.161	10.86	325,346
Band 51	903.782	10.71	9,680
Band 52	12,209.166	11.04	134,789
Band 53	750.054	10.91	8,183
Band 54	2,815.151	10.76	30,291
Band 55	6,147.280	10.99	67,559
Band 56	834,369.985	9.21	7,684,548
Band 57	8,025.088	9.06	72,707
Band 59	1,486.423	8.91	13,244
Band 60	5,096.955	9.09	46,331
	57,642,491.823		$795,343,060
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	39,346.418	$19.07	$750,336
Band 36	15,105.409	18.72	282,773
Band 37	6,718.358	18.47	124,088
Band 38	439,365.985	19.38	8,514,913
Band 39	228,066.007	19.09	4,353,780
Band 40	19,012.339	18.88	358,953
	747,614.516		$14,384,843
ING Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	1,977.678	$10.20	$20,172
Band 7	9,463.112	10.10	95,577
Band 9	53,976.860	10.03	541,388
Band 10	9,953.581	10.00	99,536
Band 13	6,616.274	9.93	65,700
Band 15	13,227.735	9.86	130,425
Band 21	19,357.697	9.84	190,480
Band 26	40,272.512	10.34	416,418
Band 27	12,043.783	10.20	122,847
Band 28	1,416.957	10.12	14,340
Band 29	20,239.037	10.10	204,414
Band 30	1,687.995	9.96	16,812
Band 31	19,122.496	9.89	189,121
Band 35	46,496.173	13.67	635,603
Band 36	1,917.293	13.46	25,807

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class S (continued)
Band 37	13,082.446	$13.31	$174,127
Band 38	207,014.400	13.09	2,709,818
Band 39	47,597.234	12.89	613,528
Band 40	17,766.896	12.75	226,528
Band 41	8,846.754	9.96	88,114
Band 42	1,614.236	9.87	15,933
Band 43	8,638.840	9.80	84,661
	562,329.989		$6,681,349
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,519.419	$13.97	$105,046
Band 2	24,916.353	13.73	342,102
Band 3	312.898	13.31	4,165
Band 4	374,615.522	13.43	5,031,086
Band 5	37,892.684	13.37	506,625
Band 6	14,805,735.190	13.26	196,324,049
Band 7	2,524,418.183	13.20	33,322,320
Band 8	7,515,593.550	13.08	98,303,964
Band 9	1,186,881.291	13.03	15,465,063
Band 10	19,438,550.640	12.97	252,118,002
Band 11	2,331,473.273	12.91	30,099,320
Band 12	519,721.692	12.85	6,678,424
Band 13	6,019,745.942	12.80	77,052,748
Band 14	7,097,567.530	12.69	90,068,132
Band 15	6,206,307.986	12.63	78,385,670
Band 16	835,637.419	12.52	10,462,180
Band 17	5,525,607.371	12.46	68,849,068
Band 18	34,976.069	12.41	434,053
Band 19	122,247.581	12.30	1,503,645
Band 20	1,963,729.233	12.74	25,017,910
Band 21	318,166.555	12.57	3,999,354
Band 25	14,855.651	13.85	205,751
Band 26	2,931,067.242	11.80	34,586,593
Band 27	1,252,547.236	11.59	14,517,022
Band 28	698,060.444	11.49	8,020,715
Band 29	690,271.853	11.46	7,910,515
Band 30	256,725.736	11.26	2,890,732
Band 31	132,397.657	11.16	1,477,558
Band 35	336,344.319	14.03	4,718,911
Band 36	81,977.174	13.79	1,130,465
Band 37	20,839.234	13.61	283,622
Band 38	4,485,422.907	12.69	56,920,017
Band 39	1,053,124.205	12.50	13,164,053
Band 40	368,057.961	12.36	4,549,196
Band 41	37,492.595	11.27	422,542
Band 42	42,985.339	11.14	478,857
Band 43	235,606.787	11.04	2,601,099
Band 44	1,390.599	10.81	15,032

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class S (continued)
Band 45	10,474.089	$10.72	$112,282
Band 46	6,900,836.882	10.99	75,840,197
Band 47	927,830.590	10.89	10,104,075
Band 49	160,362.385	10.69	1,714,274
Band 50	27,776.197	11.38	316,093
Band 51	26,009.300	11.22	291,824
Band 52	7,264.035	11.56	83,972
Band 53	3,528.180	11.43	40,327
Band 54	12,788.874	11.28	144,258
Band 55	40,869.782	11.51	470,411
Band 56	1,482,305.711	10.63	15,756,910
Band 57	30,472.336	10.45	318,436
Band 58	964.911	10.37	10,006
Band 59	5,609.335	10.28	57,664
Band 60	2,559.295	10.48	26,821
Band 64	10,665.802	10.63	113,377
	99,181,101.024		$1,253,366,533
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 2	9,804.533	$9.76	$95,692
Band 4	64,240.845	9.69	622,494
Band 5	4,954.148	9.68	47,956
Band 6	6,373,629.697	9.66	61,569,263
Band 7	949,846.768	9.64	9,156,523
Band 8	1,965,775.426	9.62	18,910,760
Band 9	80,741.819	9.60	775,121
Band 10	11,286,916.050	9.59	108,241,525
Band 11	1,963,280.299	9.58	18,808,225
Band 12	104,038.031	9.56	994,604
Band 13	1,325,089.643	9.55	12,654,606
Band 14	1,148,052.239	9.52	10,929,457
Band 15	4,027,563.019	9.51	38,302,124
Band 16	163,406.748	9.49	1,550,730
Band 17	1,277,306.347	9.47	12,096,091
Band 18	7,646.237	9.46	72,333
Band 19	14,450.856	9.43	136,272
Band 20	789,389.587	9.54	7,530,777
Band 21	51,925.891	9.50	493,296
Band 26	31,953.382	9.77	312,185
Band 27	81,454.982	9.69	789,299
Band 28	42,705.659	9.65	412,110
Band 29	5,437.379	9.64	52,416
Band 30	5,654.904	9.56	54,061
Band 38	48,293.118	9.76	471,341
Band 41	603.679	9.57	5,777
Band 42	20,181.281	9.51	191,924
Band 43	29,976.215	9.47	283,875

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Asset Allocation Portfolio
(continued)
Band 46	2,007,999.358	$9.45	$18,975,594
Band 47	174,195.638	9.41	1,639,181
Band 50	6,013.668	9.55	57,431
Band 55	2,568.295	9.62	24,707
Band 56	2,587,105.511	9.72	25,146,666
Band 57	46,961.482	9.58	449,891
Band 59	12,994.818	9.44	122,671
Band 60	17,527.644	9.60	168,265
	36,729,685.196		$352,145,243
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 2	29,857.287	$10.53	$314,397
Band 4	101,191.661	10.28	1,040,250
Band 5	20,274.922	10.44	211,670
Band 6	8,176,396.079	10.23	83,644,532
Band 7	1,208,034.636	10.22	12,346,114
Band 8	3,023,318.677	10.19	30,807,617
Band 9	233,092.893	10.17	2,370,555
Band 10	10,751,091.660	10.16	109,231,091
Band 11	1,976,688.384	10.14	20,043,620
Band 12	296,209.421	10.13	3,000,601
Band 13	3,074,338.943	10.11	31,081,567
Band 14	2,515,630.063	10.08	25,357,551
Band 15	4,313,504.802	10.07	43,436,993
Band 16	183,371.099	10.04	1,841,046
Band 17	2,755,719.355	10.02	27,612,308
Band 18	5,234.983	10.00	52,350
Band 19	82,172.402	9.97	819,259
Band 20	1,236,491.375	10.10	12,488,563
Band 21	180,259.478	10.05	1,811,608
Band 26	222,516.637	10.55	2,347,551
Band 27	77,172.037	10.46	807,220
Band 28	46,668.039	10.41	485,814
Band 29	24,826.737	10.40	258,198
Band 30	18,545.435	10.31	191,203
Band 31	31,615.724	10.27	324,693
Band 35	114,695.702	10.43	1,196,276
Band 36	18,403.940	10.37	190,849
Band 37	18,704.981	10.32	193,035
Band 38	2,302,829.582	10.35	23,834,286
Band 39	528,856.765	10.29	5,441,936
Band 40	302,147.133	10.25	3,097,008
Band 41	38,544.671	10.32	397,781
Band 42	13,965.118	10.26	143,282
Band 43	91,689.291	10.22	937,065
Band 45	1,318.187	10.07	13,274
Band 46	2,956,945.117	9.99	29,539,882

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio (continued)
Band 47	401,888.212	$9.94	$3,994,769
Band 55	10,935.735	10.19	111,435
Band 56	1,768,568.137	10.31	18,233,937
Band 57	65,411.801	10.14	663,276
Band 59	10,944.530	9.98	109,226
Band 60	15,863.672	10.17	161,334
Band 61	2,457.762	10.10	24,823
Band 64	10,305.436	10.24	105,528
	49,258,698.501		$500,315,373
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	67,695.503	$14.54	$984,293
Band 4	853,552.917	14.28	12,188,736
Band 5	176,198.091	14.22	2,505,537
Band 6	25,830,505.410	14.12	364,726,736
Band 7	7,750,331.404	14.07	109,047,163
Band 8	11,927,677.580	13.96	166,510,379
Band 9	2,013,938.123	13.91	28,013,879
Band 10	28,931,188.660	13.86	400,986,275
Band 11	5,072,855.998	13.81	70,056,141
Band 12	1,180,264.314	13.76	16,240,437
Band 13	7,734,697.320	13.70	105,965,353
Band 14	13,894,288.580	13.60	188,962,325
Band 15	13,344,121.590	13.55	180,812,848
Band 16	796,076.135	13.45	10,707,224
Band 17	14,568,733.200	13.40	195,221,025
Band 18	42,590.509	13.35	568,583
Band 19	531,552.183	13.25	7,043,066
Band 20	7,652,669.355	13.65	104,458,937
Band 21	1,017,485.099	13.50	13,736,049
Band 26	1,093,287.769	14.60	15,962,001
Band 27	430,985.881	14.28	6,154,478
Band 28	289,304.162	14.12	4,084,975
Band 29	434,516.336	14.06	6,109,300
Band 30	112,026.092	13.75	1,540,359
Band 31	71,213.450	13.60	968,503
Band 35	223,093.406	11.41	2,545,496
Band 36	30,825.461	11.29	348,019
Band 37	41,947.880	14.44	605,727
Band 38	3,477,006.758	11.26	39,151,096
Band 39	774,945.040	11.14	8,632,888
Band 40	326,089.647	11.04	3,600,030
Band 41	232,705.344	13.76	3,202,026
Band 42	114,113.902	13.56	1,547,385
Band 43	547,929.231	13.41	7,347,731
Band 44	8,228.683	11.98	98,580
Band 45	16,607.529	11.75	195,138
Band 46	14,501,898.910	11.58	167,931,989

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio (continued)
Band 47	1,133,281.486	$11.47	$12,998,739
Band 50	57,644.531	10.44	601,809
Band 51	63,520.006	10.30	654,256
Band 52	6,768.909	10.61	71,818
Band 53	3,526.276	10.49	36,991
Band 54	10,340.652	10.34	106,922
Band 55	48,158.185	10.56	508,550
Band 56	4,029,127.449	9.25	37,269,429
Band 57	31,917.723	9.10	290,451
Band 59	30,869.063	8.95	276,278
Band 60	11,640.145	9.13	106,275
Band 61	3,784.117	9.06	34,284
Band 62	4,949.969	8.98	44,451
Band 64	1,122.766	9.27	10,408
	171,549,798.729		$2,301,771,368
ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	40,799.306	$12.70	$518,151
Band 4	970,453.594	12.47	12,101,556
Band 5	59,859.225	12.43	744,050
Band 6	17,556,910.650	12.33	216,476,708
Band 7	5,194,637.562	12.29	63,842,096
Band 8	7,628,865.312	12.20	93,072,157
Band 9	2,035,007.633	12.15	24,725,343
Band 10	18,859,468.990	12.11	228,388,169
Band 11	3,496,988.501	12.06	42,173,681
Band 12	686,003.145	12.02	8,245,758
Band 13	5,370,763.362	11.97	64,288,037
Band 14	9,526,910.098	11.88	113,179,692
Band 15	9,654,053.259	11.84	114,303,991
Band 16	515,490.247	11.75	6,057,010
Band 17	10,052,428.420	11.71	117,713,937
Band 18	26,521.520	11.66	309,241
Band 19	428,857.728	11.57	4,961,884
Band 20	4,924,284.096	11.93	58,746,709
Band 21	1,086,717.483	11.79	12,812,399
Band 26	906,288.357	12.75	11,555,177
Band 27	476,610.314	12.47	5,943,331
Band 28	185,386.560	12.33	2,285,816
Band 29	398,141.933	12.29	4,893,164
Band 30	119,576.447	12.01	1,436,113
Band 31	77,034.517	11.88	915,170
Band 35	133,933.631	10.45	1,399,606
Band 36	26,616.224	10.34	275,212
Band 37	41,543.446	12.61	523,863
Band 38	2,186,805.042	10.31	22,545,960
Band 39	287,316.531	10.20	2,930,629
Band 40	246,077.647	10.11	2,487,845

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth-Income Portfolio
(continued)
Band 41	149,471.618	$12.02	$1,796,649
Band 42	92,928.970	11.84	1,100,279
Band 43	457,923.541	11.71	5,362,285
Band 44	6,228.997	10.39	64,719
Band 45	23,918.388	10.21	244,207
Band 46	8,815,323.056	9.98	87,976,924
Band 47	950,481.730	9.89	9,400,264
Band 50	17,335.646	9.71	168,329
Band 51	492,257.926	9.57	4,710,908
Band 52	2,605.229	9.86	25,688
Band 53	7,543.306	9.75	73,547
Band 54	10,023.291	9.62	96,424
Band 55	28,197.450	9.82	276,899
Band 56	3,413,311.834	9.09	31,027,005
Band 57	13,266.760	8.94	118,605
Band 59	6,252.184	8.79	54,957
Band 60	22,313.455	8.97	200,152
Band 61	3,831.455	8.90	34,100
	117,713,565.616		$1,382,584,396
ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	64,969.073	$19.21	$1,248,056
Band 4	348,711.744	18.86	6,576,703
Band 5	102,141.954	18.79	1,919,247
Band 6	10,785,643.430	18.65	201,152,250
Band 7	3,345,875.424	18.58	62,166,365
Band 8	5,524,450.402	18.44	101,870,865
Band 9	957,185.636	18.37	17,583,500
Band 10	13,733,676.480	18.30	251,326,280
Band 11	2,331,614.879	18.23	42,505,339
Band 12	586,478.368	18.17	10,656,312
Band 13	3,947,549.887	18.10	71,450,653
Band 14	6,334,952.271	17.96	113,775,743
Band 15	5,456,090.121	17.90	97,664,013
Band 16	546,134.503	17.76	9,699,349
Band 17	5,981,677.028	17.70	105,875,683
Band 18	28,192.049	17.63	497,026
Band 19	234,986.882	17.50	4,112,270
Band 20	2,760,607.238	18.03	49,773,749
Band 21	516,416.624	17.83	9,207,708
Band 26	597,878.042	19.28	11,527,089
Band 27	335,601.058	18.85	6,326,080
Band 28	114,325.273	18.64	2,131,023
Band 29	232,494.075	18.57	4,317,415
Band 30	55,069.688	18.16	1,000,066
Band 31	35,614.090	17.96	639,629
Band 34	77.787	17.12	1,332
Band 35	222,510.931	13.10	2,914,893

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 36	35,705.753	$12.95	$462,390
Band 37	10,977.683	19.07	209,344
Band 38	2,510,976.512	12.92	32,441,817
Band 39	507,011.860	12.78	6,479,612
Band 40	178,287.818	12.67	2,258,907
Band 41	56,783.495	18.17	1,031,756
Band 42	29,666.151	17.91	531,321
Band 43	248,873.383	17.71	4,407,548
Band 44	3,046.238	14.53	44,262
Band 45	13,567.873	14.23	193,071
Band 46	6,235,951.564	13.54	84,434,784
Band 47	618,908.396	13.42	8,305,751
Band 50	20,884.434	11.21	234,115
Band 51	463,332.959	11.06	5,124,463
Band 52	7,394.581	11.39	84,224
Band 53	1,930.740	11.26	21,740
Band 54	10,105.649	11.11	112,274
Band 55	26,341.453	11.34	298,712
Band 56	2,409,833.466	8.62	20,772,764
Band 57	24,828.167	8.48	210,543
Band 59	10,128.157	8.34	84,469
Band 60	9,810.962	8.50	83,393
Band 61	2,647.584	8.44	22,346
Band 62	5,160.687	8.36	43,143
	78,623,080.502		$1,355,811,387
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 4	13,875.522	$13.45	$186,626
Band 5	2,341.303	14.57	34,113
Band 6	2,196,476.009	13.40	29,432,779
Band 7	249,071.631	13.39	3,335,069
Band 8	537,592.947	13.36	7,182,242
Band 9	45,413.523	13.34	605,816
Band 10	2,692,195.680	13.33	35,886,968
Band 11	645,015.316	13.31	8,585,154
Band 12	40,504.594	13.29	538,306
Band 13	2,687,618.160	13.28	35,691,569
Band 14	634,097.390	13.25	8,401,790
Band 15	1,083,472.407	13.23	14,334,340
Band 16	130,342.171	13.20	1,720,517
Band 17	487,065.448	13.19	6,424,393
Band 18	222.417	13.17	2,929
Band 19	28,864.771	13.14	379,283
Band 20	193,520.051	13.26	2,566,076
Band 21	18,671.428	13.22	246,836
Band 26	27,911.430	14.66	409,182
Band 27	11,263.603	14.58	164,223

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds World Allocation Portfolio -
Service Class (continued)
Band 28	2,832.501	$14.54	$41,185
Band 29	3,412.186	14.53	49,579
Band 30	1,555.572	14.45	22,478
Band 38	16,764.526	13.53	226,824
Band 41	2,300.409	14.46	33,264
Band 43	18,603.718	14.37	267,335
Band 46	925,559.421	13.15	12,171,106
Band 47	508,247.143	13.11	6,663,120
Band 51	7,005.152	13.19	92,398
Band 56	341,407.499	13.48	4,602,173
Band 57	5,074.294	13.31	67,539
Band 59	9,311.845	13.14	122,358
Band 60	2,119.029	13.34	28,268
Band 64	1,496.348	13.22	19,782
	13,571,225.444		$180,535,620
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,024.250	$15.06	$15,425
Band 2	7,788.040	14.80	115,263
Band 3	648.428	14.35	9,305
Band 4	117,981.429	14.48	1,708,371
Band 5	88,065.425	14.41	1,269,023
Band 6	5,620,113.677	14.29	80,311,424
Band 7	2,192,606.294	14.23	31,200,788
Band 8	2,633,522.185	14.10	37,132,663
Band 9	412,652.207	14.04	5,793,637
Band 10	7,241,126.665	13.98	101,230,951
Band 11	1,884,953.167	13.92	26,238,548
Band 12	375,811.506	13.85	5,204,989
Band 13	2,463,264.343	13.79	33,968,415
Band 14	4,446,274.108	13.67	60,780,567
Band 15	2,488,104.522	13.61	33,863,103
Band 16	172,147.818	13.49	2,322,274
Band 17	3,311,822.316	13.43	44,477,774
Band 18	93,778.062	13.37	1,253,813
Band 19	154,096.215	13.26	2,043,316
Band 20	1,418,546.904	13.73	19,476,649
Band 21	292,026.708	13.55	3,956,962
Band 25	28,921.295	14.93	431,795
Band 26	251,364.217	14.86	3,735,272
Band 27	81,100.106	14.48	1,174,330
Band 28	79,851.636	14.29	1,141,080
Band 29	104,698.884	14.22	1,488,818
Band 30	19,431.615	13.85	269,128
Band 31	8,924.215	13.67	121,994
Band 38	262,079.009	9.89	2,591,961
Band 41	38,134.387	15.33	584,600

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class (continued)
Band 42	13,561.546	$15.10	$204,779
Band 43	86,914.330	14.94	1,298,500
Band 44	618.400	12.55	7,761
Band 45	36,495.039	12.28	448,159
Band 46	2,449,934.274	11.52	28,223,243
Band 47	341,054.771	11.41	3,891,435
Band 50	23,087.915	9.57	220,951
Band 51	9,564.994	9.44	90,294
Band 52	6,279.708	9.72	61,039
Band 53	2,245.343	9.61	21,578
Band 54	10,167.492	9.48	96,388
Band 55	508.735	9.68	4,925
Band 56	629,068.770	7.18	4,516,714
Band 57	12,926.946	7.07	91,394
Band 60	976.941	7.09	6,927
	39,914,264.837		$543,096,325
ING Artio Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	575,039.135	$16.75	$9,631,906
Band 7	12,914.433	16.68	215,413
Band 10	391,537.395	16.40	6,421,213
Band 11	5,474.498	16.33	89,399
Band 12	129,915.619	16.26	2,112,428
Band 13	5,146.349	11.70	60,212
Band 14	126,180.693	12.76	1,610,066
Band 15	403,291.494	12.71	5,125,835
Band 17	165,116.242	12.58	2,077,162
Band 20	782,919.174	16.12	12,620,657
Band 46	469,877.737	11.42	5,366,004
	3,067,412.769		$45,330,295
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
Contracts in accumulation period:
Band 4	142,911.132	$11.04	$1,577,739
Band 5	35,743.745	11.03	394,254
Band 6	3,408,948.014	11.01	37,532,518
Band 7	1,086,064.725	11.00	11,946,712
Band 8	1,170,759.421	10.98	12,854,938
Band 9	147,367.278	10.97	1,616,619
Band 10	4,954,369.745	10.96	54,299,892
Band 11	1,094,360.934	10.95	11,983,252
Band 12	158,549.261	10.94	1,734,529
Band 13	1,388,090.868	10.93	15,171,833
Band 14	2,074,531.667	10.91	22,633,140
Band 15	1,335,717.794	10.91	14,572,681
Band 16	121,893.242	10.89	1,327,417
Band 17	1,431,584.772	10.88	15,575,642
Band 18	4,388.858	10.87	47,707

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Inflation Protected Bond Portfolio -
Service Class (continued)
Band 19	82,801.885	$10.85	$898,400
Band 20	692,595.294	10.92	7,563,141
Band 21	110,149.472	10.90	1,200,629
Band 26	297,809.092	11.10	3,305,681
Band 27	76,545.704	11.04	845,065
Band 28	17,358.757	11.01	191,120
Band 29	121,014.560	11.00	1,331,160
Band 30	29,627.821	10.94	324,128
Band 31	9,365.779	10.91	102,181
Band 32	8,505.704	10.86	92,372
Band 35	83,884.914	11.14	934,478
Band 36	9,750.314	11.10	108,228
Band 37	1,570.361	11.07	17,384
Band 38	564,387.716	11.09	6,259,060
Band 39	134,890.924	11.05	1,490,545
Band 40	61,281.854	11.02	675,326
Band 41	223,385.002	10.94	2,443,832
Band 42	9,587.445	10.91	104,599
Band 43	68,048.246	10.88	740,365
Band 45	296.208	10.78	3,193
Band 46	1,372,073.093	10.86	14,900,714
Band 47	233,842.440	10.83	2,532,514
Band 50	3,060.591	10.94	33,483
Band 51	29,965.248	10.88	326,022
Band 52	2,872.730	11.00	31,600
Band 55	3,377.128	10.98	37,081
Band 56	449,421.108	11.06	4,970,597
Band 57	11,039.679	10.95	120,884
Band 59	9,723.920	10.85	105,505
Band 60	3,854.320	10.97	42,282
Band 64	10,248.337	10.90	111,707
	23,287,617.102		$255,112,149
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	10,645.776	$8.69	$92,512
Band 38	5,751.485	8.61	49,520
Band 40	1,243.909	8.50	10,573
	17,641.170		$152,605

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	12,033.593	$11.81	$142,117
Band 3	2,021.566	11.45	23,147
Band 4	51,289.957	11.56	592,912
Band 5	64,878.187	11.51	746,748
Band 6	1,445,316.098	11.41	16,491,057
Band 7	908,450.394	11.36	10,319,996
Band 8	705,924.168	11.26	7,948,706
Band 9	103,258.955	11.21	1,157,533
Band 10	1,660,778.635	11.16	18,534,290
Band 11	550,091.820	11.11	6,111,520
Band 12	301,245.653	11.06	3,331,777
Band 13	827,959.721	11.01	9,115,837
Band 14	1,616,152.406	10.92	17,648,384
Band 15	700,594.308	10.87	7,615,460
Band 16	52,180.227	10.77	561,981
Band 17	962,844.932	10.72	10,321,698
Band 18	23,096.473	10.68	246,670
Band 19	44,991.959	10.58	476,015
Band 20	687,935.685	10.96	7,539,775
Band 21	52,966.868	10.82	573,102
Band 25	5,541.351	11.92	66,053
Band 26	75,398.974	11.45	863,318
Band 27	68,439.683	11.25	769,946
Band 28	31,469.094	11.15	350,880
Band 29	28,729.224	11.12	319,469
Band 30	6,673.242	10.93	72,939
Band 31	5,589.715	10.84	60,593
Band 35	6,685.399	9.68	64,715
Band 36	5,097.781	9.60	48,939
Band 37	11,313.564	9.54	107,931
Band 38	139,754.602	10.19	1,424,099
Band 39	15,639.600	9.50	148,576
Band 40	14,517.171	9.44	137,042
Band 41	7,434.030	10.94	81,328
Band 42	148.473	10.81	1,605
Band 43	19,664.187	10.72	210,800
Band 45	1,150.280	10.40	11,963
Band 46	575,134.518	10.03	5,768,599
Band 47	79,710.549	9.94	792,323
Band 50	2,310.510	9.90	22,874
Band 51	680.866	9.77	6,652
Band 52	938.012	10.06	9,436
Band 55	3,743.004	10.01	37,467
Band 56	117,651.429	9.31	1,095,335
Band 57	3,721.810	9.15	34,055
Band 60	430.468	9.18	3,952
	12,001,579.141		$132,009,614

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,852.393	$11.74	$21,747
Band 3	285.078	11.38	3,244
Band 4	23,609.013	11.48	271,031
Band 5	2,596.613	11.43	29,679
Band 6	238,102.303	11.33	2,697,699
Band 7	196,343.538	11.28	2,214,755
Band 8	144,808.491	11.18	1,618,959
Band 9	20,343.301	11.14	226,624
Band 10	210,367.356	11.09	2,332,974
Band 11	118,975.039	11.04	1,313,484
Band 12	42,210.695	10.99	463,896
Band 13	129,470.115	10.94	1,416,403
Band 14	329,313.458	10.84	3,569,758
Band 15	105,724.518	10.80	1,141,825
Band 16	7,541.474	10.70	80,694
Band 17	243,521.486	10.65	2,593,504
Band 18	7,806.432	10.61	82,826
Band 19	39,551.449	10.51	415,686
Band 20	153,395.162	10.89	1,670,473
Band 21	7,585.936	10.75	81,549
Band 25	73.053	11.84	865
Band 26	11,179.052	10.52	117,604
Band 27	7,594.896	10.34	78,531
Band 28	277.145	10.25	2,841
Band 29	3,237.273	10.22	33,085
Band 30	4,117.807	10.04	41,343
Band 43	21,458.276	9.84	211,149
Band 46	140,253.518	9.28	1,301,553
Band 47	34,484.073	9.19	316,909
Band 50	2,207.991	8.84	19,519
Band 51	1,648.275	8.72	14,373
	2,249,935.209		$24,384,582
ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	19,379.867	$13.61	$263,760
Band 10	35,620.594	13.33	474,823
Band 11	730.701	13.27	9,696
Band 12	14,849.641	13.22	196,312
Band 13	1,085.999	9.42	10,230
Band 14	2,804.131	9.74	27,312
Band 15	31,377.789	9.70	304,365
Band 17	3,633.171	9.60	34,878
Band 20	44,208.173	13.11	579,569
Band 46	20,436.061	9.19	187,807
	174,126.127		$2,088,752

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service
Class
Contracts in accumulation period:
Band 2	567.484	$11.06	$6,276
Band 3	961.428	10.88	10,460
Band 4	84,454.614	10.93	923,089
Band 5	17,038.295	10.90	185,717
Band 6	1,961,058.983	10.85	21,277,490
Band 7	393,755.620	10.83	4,264,373
Band 8	1,095,176.504	10.77	11,795,051
Band 9	85,134.928	10.75	915,200
Band 10	2,903,281.546	10.72	31,123,178
Band 11	334,954.513	10.70	3,584,013
Band 12	53,304.315	10.67	568,757
Band 13	692,761.108	10.65	7,377,906
Band 14	875,949.389	10.60	9,285,064
Band 15	1,076,869.513	10.57	11,382,511
Band 16	75,503.956	10.52	794,302
Band 17	1,206,204.697	10.50	12,665,149
Band 18	1,837.092	10.47	19,234
Band 19	14,851.529	10.42	154,753
Band 20	250,058.033	10.62	2,655,616
Band 21	40,946.195	10.55	431,982
Band 26	51,721.068	11.08	573,069
Band 27	12,373.878	10.93	135,246
Band 28	8,288.677	10.85	89,932
Band 29	16,937.030	10.82	183,259
Band 30	1,412.934	10.67	15,076
Band 31	283.076	10.60	3,001
Band 32	68.222	10.45	713
Band 35	132,217.663	8.72	1,152,938
Band 36	14,879.717	8.67	129,007
Band 37	3,857.072	8.63	33,287
Band 38	901,399.085	10.48	9,446,662
Band 39	331,726.031	8.61	2,856,161
Band 40	77,466.096	8.57	663,884
Band 41	14,505.926	10.68	154,923
Band 42	4,296.545	10.57	45,414
Band 43	30,916.118	10.50	324,619
Band 46	942,274.315	10.45	9,846,767
Band 47	90,578.774	10.37	939,302
Band 50	2,208.191	10.15	22,413
Band 51	4,850.427	10.01	48,553
Band 52	2,606.379	10.32	26,898
Band 53	1,592.824	10.20	16,247
Band 54	1,225.718	10.06	12,331
Band 55	23,383.635	10.27	240,150
Band 56	219,670.521	9.48	2,082,477
Band 57	26,656.259	9.33	248,703
Band 60	372.125	9.36	3,483
	14,082,438.048		$148,714,636

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	44,167.385	$10.77	$475,683
Band 8	837.152	10.70	8,958
Band 10	42,189.477	10.64	448,896
Band 12	3,980.609	10.59	42,155
Band 13	1,671.129	10.57	17,664
Band 14	24,676.289	10.52	259,595
Band 15	23,266.420	10.49	244,065
Band 17	5,790.143	10.42	60,333
Band 20	43,457.666	10.54	458,044
Band 46	24,017.763	10.37	249,064
	214,054.033		$2,264,457
ING Clarion Real Estate Portfolio - Service Class
Currently payable annuity contracts:	167.968	$73.37	$12,324
Contracts in accumulation period:
Band 1	3,569.950	76.69	273,779
Band 2	46,917.869	73.37	3,442,364
Band 3	296.722	67.88	20,141
Band 4	31,594.332	69.52	2,196,438
Band 5	22,953.218	68.67	1,576,197
Band 6	675,827.075	67.25	45,449,371
Band 7	492,690.160	66.42	32,724,480
Band 8	424,191.806	65.05	27,593,677
Band 9	62,969.921	64.23	4,044,558
Band 10	510,503.639	63.52	32,427,191
Band 11	268,695.990	62.82	16,879,482
Band 12	104,827.310	62.12	6,511,872
Band 13	404,020.047	61.44	24,822,992
Band 14	624,002.038	60.08	37,490,042
Band 15	276,897.533	59.41	16,450,482
Band 16	32,166.017	58.10	1,868,846
Band 17	505,125.709	57.45	29,019,472
Band 18	13,170.011	56.81	748,188
Band 19	39,730.368	55.55	2,207,022
Band 20	261,299.272	60.76	15,876,544
Band 21	30,580.134	58.75	1,796,583
Band 24	73.330	81.95	6,009
Band 25	6,547.803	75.03	491,282
Band 26	101,977.639	18.62	1,898,824
Band 27	36,227.435	18.25	661,151
Band 28	14,953.621	18.06	270,062
Band 29	26,672.424	18.00	480,104
Band 30	10,344.066	17.64	182,469
Band 31	1,208.124	17.46	21,094
Band 33	828.491	16.89	13,993
Band 38	42,615.750	10.39	442,778
Band 41	26,281.612	17.65	463,870
Band 42	10,943.422	17.41	190,525

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Band 43	53,618.292	$17.24	$924,379
Band 44	737.744	16.82	12,409
Band 45	5,359.336	16.41	87,947
Band 46	888,215.854	12.62	11,209,284
Band 47	108,093.372	12.50	1,351,167
Band 50	1,712.376	10.09	17,278
Band 51	334.274	9.95	3,326
Band 53	756.565	10.14	7,672
Band 55	5,344.383	10.21	54,566
Band 56	11,051.602	11.46	126,651
Band 59	224.194	11.09	2,486
Band 60	980.394	11.31	11,088
	6,187,299.192		$322,362,459
ING Clarion Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	217,627.467	$22.77	$4,955,377
Band 7	277.163	22.67	6,283
Band 10	138,890.536	22.29	3,095,870
Band 11	2,607.157	22.20	57,879
Band 12	45,021.464	22.10	994,974
Band 13	1,961.902	12.82	25,152
Band 14	29,200.253	15.76	460,196
Band 15	171,900.911	15.70	2,698,844
Band 17	61,148.125	15.54	950,242
Band 20	263,480.826	21.92	5,775,500
Band 46	160,984.610	12.51	2,013,917
	1,093,100.414		$21,034,234
ING DFA World Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	795.849	$9.00	$7,163
Band 4	110,447.809	8.68	958,687
Band 5	5,089.483	8.93	45,449
Band 6	6,040,109.900	8.63	52,126,148
Band 7	552,043.281	8.62	4,758,613
Band 8	2,116,682.083	8.59	18,182,299
Band 9	71,758.952	8.58	615,692
Band 10	7,272,715.647	8.56	62,254,446
Band 11	478,367.227	8.55	4,090,040
Band 12	57,529.768	8.53	490,729
Band 13	1,762,472.977	8.52	15,016,270
Band 14	1,394,626.034	8.49	11,840,375
Band 15	1,656,261.333	8.47	14,028,533
Band 16	112,285.195	8.44	947,687
Band 17	840,719.382	8.43	7,087,264
Band 18	3,099.184	8.41	26,064
Band 19	17,256.850	8.39	144,785
Band 20	245,681.749	8.50	2,088,295

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING DFA World Equity Portfolio - Service Class
(continued)
Band 21	54,741.684	$8.46	$463,115
Band 26	23,032.334	9.02	207,752
Band 27	6,266.541	8.94	56,023
Band 28	8,885.273	8.90	79,079
Band 29	1,126.677	8.89	10,016
Band 30	700.240	8.82	6,176
Band 35	2,939.427	9.62	28,277
Band 38	294,891.432	8.75	2,580,300
Band 39	35,111.437	9.52	334,261
Band 40	3,671.599	9.49	34,843
Band 41	4,387.946	8.82	38,702
Band 42	2,652.130	8.77	23,259
Band 43	931.423	8.73	8,131
Band 45	639.008	8.61	5,502
Band 46	1,341,550.300	8.40	11,269,023
Band 47	405,717.129	8.36	3,391,795
Band 50	1,199.797	8.52	10,222
Band 51	5,301.623	8.43	44,693
Band 52	11,423.660	8.62	98,472
Band 55	10,490.213	8.59	90,111
Band 56	1,001,990.300	8.91	8,927,734
Band 57	6,851.997	8.77	60,092
	25,962,444.873		$222,476,117
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts:	201.126	$18.16	$3,652
Contracts in accumulation period:
Band 1	14,262.976	13.63	194,404
Band 2	118,317.535	18.16	2,148,646
Band 3	8,759.028	17.52	153,458
Band 4	203,999.306	17.70	3,610,788
Band 5	235,619.052	17.61	4,149,252
Band 6	6,967,701.583	17.43	121,447,039
Band 7	4,704,576.374	17.34	81,577,354
Band 8	4,529,412.865	17.16	77,724,725
Band 9	775,376.276	17.07	13,235,673
Band 10	6,525,328.878	16.98	110,800,084
Band 11	4,041,190.745	16.89	68,255,712
Band 12	1,252,268.764	16.81	21,050,638
Band 13	4,275,346.574	16.72	71,483,795
Band 14	6,103,629.556	16.54	100,954,033
Band 15	2,177,701.637	16.46	35,844,969
Band 16	315,947.395	16.29	5,146,783
Band 17	3,565,170.681	16.20	57,755,765
Band 18	128,035.093	16.12	2,063,926
Band 19	298,196.844	15.95	4,756,240
Band 20	2,097,968.337	16.63	34,889,213
Band 21	333,415.804	16.37	5,458,017

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Band 24	146.652	$19.13	$2,805
Band 25	50,514.618	18.36	927,448
Band 26	191,884.711	16.01	3,072,074
Band 27	66,029.307	15.74	1,039,301
Band 28	38,491.159	15.60	600,462
Band 29	31,543.857	15.55	490,507
Band 30	25,723.859	15.29	393,318
Band 31	3,602.704	15.15	54,581
Band 38	98,296.936	13.06	1,283,758
Band 41	43,457.606	15.29	664,467
Band 42	8,870.674	15.12	134,125
Band 43	67,612.632	14.99	1,013,513
Band 44	1,122.559	14.68	16,479
Band 45	367.246	14.55	5,343
Band 46	2,307,987.411	14.68	33,881,255
Band 47	276,647.863	14.55	$4,025,226
Band 50	14,600.447	12.64	184,550
Band 51	1,685.198	12.46	20,998
Band 52	1,325.728	12.84	17,022
Band 53	1,458.437	12.69	18,508
Band 54	3,297.383	12.52	41,283
Band 55	7,712.602	12.78	98,567
Band 56	757,964.059	11.00	8,337,605
Band 57	9,479.906	10.82	102,573
Band 59	1,429.941	10.64	15,215
Band 60	10,827.418	10.86	117,586
	52,694,507.342		$879,262,735
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	362,446.338	$22.57	$8,180,414
Band 7	5,188.584	22.47	116,587
Band 10	264,561.607	22.10	5,846,812
Band 11	5,238.646	22.00	115,250
Band 12	66,888.765	21.91	1,465,533
Band 13	350.523	14.92	5,230
Band 14	72,279.292	17.03	1,230,916
Band 15	220,270.672	16.97	3,737,993
Band 17	114,710.235	16.80	1,927,132
Band 20	529,705.959	21.73	11,510,510
Band 46	220,159.603	14.55	3,203,322
	1,861,800.224		$37,339,699

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	43,772.996	$11.40	$499,012
Band 3	397.908	11.21	4,461
Band 4	240,603.676	11.26	2,709,197
Band 5	42,418.481	11.24	476,784
Band 6	5,251,258.570	11.18	58,709,071
Band 7	1,463,809.461	11.16	16,336,114
Band 8	2,754,551.424	11.11	30,603,066
Band 9	621,022.731	11.08	6,880,932
Band 10	7,970,974.531	11.05	88,079,269
Band 11	1,503,413.743	11.03	16,582,654
Band 12	297,547.221	11.00	3,273,019
Band 13	2,382,799.918	10.97	26,139,315
Band 14	3,763,514.419	10.92	41,097,577
Band 15	3,315,679.945	10.90	36,140,911
Band 16	416,561.217	10.84	4,515,524
Band 17	3,310,943.521	10.82	35,824,409
Band 18	24,331.903	10.79	262,541
Band 19	88,916.235	10.74	954,960
Band 20	820,797.430	10.95	8,987,732
Band 21	424,003.500	10.87	4,608,918
Band 26	484,266.832	11.42	5,530,327
Band 27	169,322.948	11.26	1,906,576
Band 28	89,930.434	11.18	1,005,422
Band 29	79,398.293	11.16	886,085
Band 30	15,043.743	11.00	165,481
Band 31	18,796.632	10.92	205,259
Band 33	1,048.107	10.67	11,183
Band 34	100.283	10.59	1,062
Band 38	365,098.389	11.46	4,184,028
Band 41	50,824.756	11.00	559,072
Band 42	18,381.839	10.90	200,362
Band 43	163,117.347	10.82	1,764,930
Band 44	1,152.329	10.64	12,261
Band 45	23,949.877	10.56	252,911
Band 46	3,240,252.810	10.77	34,897,523
Band 47	451,080.225	10.69	4,822,048
Band 50	2,739.759	11.06	30,302
Band 51	15,582.445	10.91	170,004
Band 55	10,959.602	11.19	122,638
Band 56	907,465.088	10.40	9,437,637
Band 57	3,950.435	10.23	40,413
Band 59	6,379.211	10.06	64,175
Band 60	2,859.241	10.26	29,336
	40,859,019.455		$448,984,501

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	205,556.309	$11.11	$2,283,731
Band 10	172,981.219	10.97	1,897,604
Band 12	29,798.867	10.92	325,404
Band 14	12,131.258	10.84	131,503
Band 15	69,411.706	10.82	751,035
Band 17	41,890.583	10.74	449,905
Band 20	205,534.348	10.87	2,234,158
Band 46	85,173.596	10.69	910,506
	822,477.886		$8,983,846
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	15,816.873	$10.16	$160,699
Band 3	848.689	10.02	8,504
Band 4	136,289.681	10.06	1,371,074
Band 5	34,441.528	10.04	345,793
Band 6	3,338,775.062	10.01	33,421,138
Band 7	544,883.060	9.99	5,443,382
Band 8	1,342,009.219	9.95	13,352,992
Band 9	340,335.873	9.93	3,379,535
Band 10	4,677,691.659	9.91	46,355,924
Band 11	560,125.860	9.89	5,539,645
Band 12	124,950.853	9.88	1,234,514
Band 13	1,182,068.970	9.86	11,655,200
Band 14	1,526,111.374	9.82	14,986,414
Band 15	1,642,757.743	9.80	16,099,026
Band 16	144,782.062	9.77	1,414,521
Band 17	1,089,781.966	9.75	10,625,374
Band 18	3,988.140	9.73	38,805
Band 19	25,007.630	9.69	242,324
Band 20	387,639.958	9.84	3,814,377
Band 21	207,361.549	9.78	2,027,996
Band 26	190,771.740	10.18	1,942,056
Band 27	59,024.425	10.06	593,786
Band 28	86,803.762	10.01	868,906
Band 29	133,111.564	9.99	1,329,785
Band 30	11,651.815	9.88	115,120
Band 31	5,200.166	9.82	51,066
Band 33	1,942.598	9.64	18,727
Band 34	28.057	9.59	269
Band 38	288,824.152	10.16	2,934,453
Band 41	28,655.998	9.88	283,121
Band 42	12,489.415	9.81	122,521
Band 43	56,161.567	9.75	547,575
Band 44	2,577.251	9.62	24,793
Band 45	1,126.341	9.57	10,779
Band 46	1,455,006.416	9.71	14,128,112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Mutual Shares Portfolio - Service Class
(continued)
Band 47	159,918.608	$9.66	$1,544,814
Band 50	3,750.028	9.86	36,975
Band 51	7,423.783	9.75	72,382
Band 52	1,080.798	9.99	10,797
Band 55	24,763.767	9.95	246,399
Band 56	466,391.400	8.89	4,146,220
Band 57	11,673.151	8.74	102,023
Band 59	1,864.217	8.60	16,032
Band 60	3,763.514	8.77	33,006
	20,339,672.282		$200,696,954
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
Contracts in accumulation period:
Band 2	271.262	$8.68	$2,355
Band 4	743,528.053	8.60	6,394,341
Band 5	23,606.252	8.58	202,542
Band 6	16,813,478.900	8.55	143,755,245
Band 7	1,056,405.179	8.53	9,011,136
Band 8	5,865,447.078	8.50	49,856,300
Band 9	442,091.743	8.48	3,748,938
Band 10	28,072,976.230	8.47	237,778,109
Band 11	2,395,440.193	8.45	20,241,470
Band 12	102,294.701	8.44	863,367
Band 13	3,789,489.196	8.42	31,907,499
Band 14	6,978,556.039	8.39	58,550,085
Band 15	9,675,208.200	8.37	80,981,493
Band 16	799,239.251	8.34	6,665,655
Band 17	5,129,859.613	8.33	42,731,731
Band 18	2,030.178	8.31	16,871
Band 19	27,089.903	8.28	224,304
Band 20	1,285,419.374	8.40	10,797,523
Band 21	363,028.451	8.36	3,034,918
Band 26	80,826.781	8.69	702,385
Band 27	89,609.733	8.60	770,644
Band 28	17,241.839	8.55	147,418
Band 29	34,182.579	8.53	291,577
Band 30	4,080.874	8.44	34,443
Band 31	2,517.574	8.39	21,122
Band 32	1,549.993	8.30	12,865
Band 35	41,053.056	9.68	397,394
Band 36	2,689.174	9.63	25,897
Band 38	3,997,734.727	8.68	34,700,337
Band 39	8,496.119	9.56	81,223
Band 40	53,883.643	9.52	512,972
Band 41	1,648.077	8.44	13,910
Band 43	47,838.492	8.33	398,495
Band 45	17,644.395	8.17	144,155
Band 46	7,912,666.933	8.30	65,675,136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio -
Service Class (continued)
Band 47	664,968.955	$8.25	$5,485,994
Band 50	113,056.637	8.42	951,937
Band 51	33,618.856	8.33	280,045
Band 52	11,677.864	8.53	99,612
Band 53	4,219.813	8.45	35,657
Band 54	5,059.294	8.36	42,296
Band 55	297,893.431	8.50	2,532,094
Band 56	3,814,054.914	9.28	35,394,430
Band 57	158,363.531	9.13	1,445,859
Band 60	15,238.332	9.16	139,583
	100,997,275.412		$857,101,362
ING Global Resources Portfolio - Service Class
Currently payable annuity contracts:	423.376	$48.81	$20,665
Contracts in accumulation period:
Band 1	7,241.045	51.01	369,366
Band 2	56,528.797	48.81	2,759,171
Band 3	862.724	45.15	38,952
Band 4	51,264.622	46.24	2,370,476
Band 5	27,748.925	45.68	1,267,571
Band 6	2,021,669.311	44.73	90,429,268
Band 7	964,541.574	44.18	42,613,447
Band 8	1,430,152.208	43.27	61,882,686
Band 9	142,138.694	42.73	6,073,586
Band 10	2,544,301.195	42.26	107,522,169
Band 11	647,095.440	41.79	27,042,118
Band 12	174,268.575	41.33	7,202,520
Band 13	1,034,065.083	40.87	42,262,240
Band 14	1,592,246.235	39.97	63,642,082
Band 15	1,208,420.229	39.52	47,756,767
Band 16	140,586.411	38.65	5,433,665
Band 17	1,711,545.097	38.22	65,415,254
Band 18	24,775.368	37.79	936,261
Band 19	53,158.058	36.95	1,964,190
Band 20	488,118.828	40.42	19,729,763
Band 21	73,440.143	39.08	2,870,041
Band 25	9,400.398	49.91	469,174
Band 26	110,861.232	20.44	2,266,004
Band 27	54,300.319	20.09	1,090,893
Band 28	40,326.447	19.91	802,900
Band 29	66,607.263	19.85	1,322,154
Band 30	8,705.155	19.51	169,838
Band 31	4,138.799	19.34	80,044
Band 34	22.940	18.64	428
Band 38	108,082.618	14.54	1,571,521
Band 41	37,132.753	19.52	724,831
Band 42	11,791.819	19.30	227,582
Band 43	65,147.439	19.13	1,246,271

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Band 44	425.416	$18.74	$7,972
Band 45	6,939.788	18.57	128,872
Band 46	1,661,012.155	19.95	33,137,192
Band 47	261,052.472	19.77	5,161,007
Band 50	11,435.260	14.05	160,665
Band 51	4,388.170	13.86	60,820
Band 52	7,225.846	14.28	103,185
Band 53	930.023	14.11	13,123
Band 54	8,105.234	13.92	112,825
Band 55	22,803.273	14.21	324,035
Band 56	447,189.898	9.79	4,377,989
Band 57	40,960.141	9.63	394,446
Band 59	2,852.983	9.47	27,018
Band 60	3,828.775	9.66	36,986
	17,390,258.554		$653,620,033
ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	230,814.589	$30.92	$7,136,787
Band 7	23.415	30.79	721
Band 10	152,337.567	30.28	4,612,782
Band 11	1,973.892	30.15	59,513
Band 12	36,492.671	30.02	1,095,510
Band 13	1,093.284	20.26	22,150
Band 14	86,179.900	20.51	1,767,550
Band 15	138,437.833	20.44	2,829,669
Band 17	67,297.546	20.22	1,360,756
Band 20	297,749.914	29.77	8,864,015
Band 46	141,004.517	19.77	2,787,659
	1,153,405.128		$30,537,112
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,148.679	$13.60	$260,422
Band 3	1,573.937	13.11	20,634
Band 4	92,300.765	13.25	1,222,985
Band 5	172,632.166	13.18	2,275,292
Band 6	4,108,306.264	13.05	53,613,397
Band 7	2,774,152.037	12.98	36,008,493
Band 8	2,171,848.489	12.85	27,908,253
Band 9	381,179.559	12.78	4,871,475
Band 10	5,529,829.687	12.71	70,284,135
Band 11	1,730,041.579	12.65	21,885,026
Band 12	690,071.266	12.58	8,681,097
Band 13	2,814,830.122	12.52	35,241,673
Band 14	5,245,951.646	12.39	64,997,341
Band 15	2,004,086.577	12.32	24,690,347
Band 16	263,039.897	12.19	3,206,456
Band 17	2,485,157.190	12.13	30,144,957

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Band 18	103,337.928	$12.07	$1,247,289
Band 19	211,763.974	11.94	2,528,462
Band 20	1,170,296.015	12.45	14,570,185
Band 21	247,525.930	12.26	3,034,668
Band 25	26,213.541	13.74	360,174
Band 26	84,965.296	14.83	1,260,035
Band 27	42,212.206	14.54	613,765
Band 28	35,632.313	14.39	512,749
Band 29	40,309.324	14.34	578,036
Band 30	14,541.698	14.05	204,311
Band 31	6,727.800	13.91	93,584
Band 38	154,955.483	11.11	1,721,555
Band 41	30,694.026	14.06	431,558
Band 42	14,475.102	13.87	200,770
Band 43	71,041.517	13.73	975,400
Band 44	711.777	13.40	9,538
Band 45	4,741.837	13.08	62,023
Band 46	1,575,494.392	12.24	19,284,051
Band 47	336,784.219	12.12	4,081,825
Band 50	21,145.917	10.70	226,261
Band 51	6,047.744	10.55	63,804
Band 52	5,042.063	10.87	54,807
Band 54	1,280.558	10.60	13,574
Band 55	5,686.037	10.82	61,523
Band 56	222,687.437	7.98	1,777,046
Band 57	10,624.045	7.85	83,399
Band 60	569.568	7.87	4,483
	34,929,657.607		$439,366,858
ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	167,912.864	$20.43	$3,430,460
Band 7	1,200.115	20.34	24,410
Band 10	168,106.320	20.00	3,362,126
Band 11	46.711	19.92	930
Band 12	60,512.226	19.83	1,199,957
Band 13	5,407.784	12.42	67,165
Band 14	61,953.201	13.65	845,661
Band 15	220,182.585	13.60	2,994,483
Band 17	86,850.250	13.46	1,169,004
Band 20	345,750.510	19.67	6,800,913
Band 46	214,038.124	12.12	2,594,142
	1,331,960.690		$22,489,251

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts:	137.752	$25.82	$3,557
Contracts in accumulation period:
Band 1	7,355.338	26.50	194,916
Band 2	129,206.334	25.82	3,336,108
Band 3	2,136.480	24.67	52,707
Band 4	135,772.343	25.00	3,394,309
Band 5	76,509.803	24.84	1,900,504
Band 6	3,721,909.970	24.52	91,261,232
Band 7	1,650,883.741	24.36	40,215,528
Band 8	2,700,953.985	24.04	64,930,934
Band 9	252,007.655	23.89	6,020,463
Band 10	4,464,014.723	23.73	105,931,069
Band 11	1,011,849.972	23.58	23,859,422
Band 12	206,305.005	23.42	4,831,663
Band 13	1,772,314.407	23.27	41,241,756
Band 14	2,540,647.490	22.97	58,358,673
Band 15	2,059,178.059	22.82	46,990,443
Band 16	224,584.789	22.52	5,057,649
Band 17	2,793,231.553	22.37	62,484,590
Band 18	40,526.139	22.23	900,896
Band 19	75,447.384	21.94	1,655,316
Band 20	755,380.920	23.12	17,464,407
Band 21	91,214.326	22.67	2,067,829
Band 25	15,140.005	26.17	396,214
Band 26	108,658.215	24.83	2,697,983
Band 27	37,192.930	24.40	907,507
Band 28	36,316.182	24.19	878,488
Band 29	65,178.296	24.12	1,572,100
Band 30	8,163.207	23.71	193,550
Band 31	9,122.720	23.50	214,384
Band 35	143,019.565	10.69	1,528,879
Band 36	29,608.511	10.63	314,738
Band 37	10,169.835	10.59	107,699
Band 38	798,685.573	17.78	14,200,629
Band 39	394,561.689	10.56	4,166,571
Band 40	72,883.006	10.51	766,000
Band 41	22,669.405	23.72	537,718
Band 42	6,948.881	23.45	162,951
Band 43	43,414.511	23.24	1,008,953
Band 44	132.410	22.76	3,014
Band 45	3,082.878	22.56	69,550
Band 46	1,528,554.342	23.74	36,287,880
Band 47	154,288.143	23.52	3,628,857
Band 50	16,768.816	17.24	289,094
Band 51	1,926.539	17.00	32,751
Band 52	654.189	17.52	11,461
Band 53	728.667	17.32	12,621

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Band 54	3,517.895	$17.08	$60,086
Band 55	4,205.581	17.44	73,345
Band 56	533,361.698	10.00	5,333,617
Band 57	23,343.324	9.84	229,698
Band 59	1,655.968	9.68	16,030
Band 60	1,723.544	9.87	17,011
	28,787,244.693		$657,873,350
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	242,185.534	$37.72	$9,135,238
Band 7	6,583.670	37.56	247,283
Band 8	268.865	37.24	10,013
Band 10	138,142.188	36.93	5,101,591
Band 11	5,255.544	36.77	193,246
Band 12	35,735.417	36.62	1,308,631
Band 13	5,816.238	24.11	140,229
Band 14	61,995.753	25.03	1,551,754
Band 15	216,623.929	24.95	5,404,767
Band 17	41,997.154	24.69	1,036,910
Band 20	220,083.674	36.31	7,991,238
Band 46	143,263.050	23.52	3,369,547
	1,117,951.016		$35,490,447
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,191.371	$16.49	$85,606
Band 4	71,557.985	16.13	1,154,230
Band 5	36,668.405	16.06	588,895
Band 6	2,114,063.451	15.92	33,655,890
Band 7	1,465,970.952	15.85	23,235,640
Band 8	1,345,723.306	15.71	21,141,313
Band 9	159,110.553	15.64	2,488,489
Band 10	3,141,380.327	15.57	48,911,292
Band 11	561,305.465	15.50	8,700,235
Band 12	191,941.501	15.44	2,963,577
Band 13	1,514,461.002	15.37	23,277,266
Band 14	1,677,564.120	15.23	25,549,302
Band 15	808,464.717	15.17	12,264,410
Band 16	95,844.315	15.03	1,440,540
Band 17	1,074,194.566	14.97	16,080,693
Band 18	26,007.064	14.90	387,505
Band 19	93,706.595	14.77	1,384,046
Band 20	544,851.986	15.30	8,336,235
Band 21	116,575.634	15.10	1,760,292
Band 25	11,450.565	16.63	190,423
Band 26	108,636.409	16.56	1,799,019
Band 27	45,783.821	16.13	738,493

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class (continued)
Band 28	56,180.984	$15.92	$894,401
Band 29	28,843.512	15.85	457,170
Band 30	7,380.877	15.43	113,887
Band 31	3,713.892	15.23	56,563
Band 38	61,611.131	11.95	736,253
Band 41	16,771.086	16.48	276,387
Band 42	19,753.344	16.24	320,794
Band 43	67,936.492	16.06	1,091,060
Band 44	2,022.755	13.75	27,813
Band 45	3,825.782	13.42	51,342
Band 46	1,201,184.825	12.03	14,450,253
Band 47	138,812.400	11.92	1,654,644
Band 51	3,882.253	11.41	44,297
Band 54	666.579	11.47	7,646
Band 55	12,438.824	11.71	145,659
Band 56	82,208.459	11.84	973,348
Band 57	456.288	11.65	5,316
	16,918,143.593		$257,440,224
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	431,524.998	$19.00	$8,198,975
Band 7	816.312	18.92	15,445
Band 10	303,531.078	18.60	5,645,678
Band 11	17,287.989	18.52	320,174
Band 12	98,661.252	18.44	1,819,313
Band 13	4,702.140	12.20	57,366
Band 14	82,882.253	14.17	1,174,442
Band 15	297,266.640	14.12	4,197,405
Band 17	176,201.946	13.98	2,463,303
Band 20	606,076.044	18.29	11,085,131
Band 46	299,396.291	11.91	3,565,810
	2,318,346.943		$38,543,042
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 4	19,305.721	$14.07	$271,631
Band 5	20,552.752	14.02	288,150
Band 6	1,082,964.946	13.93	15,085,702
Band 7	595,332.358	13.88	8,263,213
Band 8	710,704.604	13.78	9,793,509
Band 9	35,638.307	13.74	489,670
Band 10	1,903,369.294	13.69	26,057,126
Band 11	354,545.685	13.64	4,836,003
Band 12	58,940.078	13.60	801,585
Band 13	591,995.350	13.55	8,021,537
Band 14	626,286.959	13.46	8,429,822
Band 15	641,794.842	13.42	8,612,887

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Large Cap Growth Portfolio - Service Class
(continued)
Band 16	34,762.960	$13.32	$463,043
Band 17	601,970.854	13.28	7,994,173
Band 18	3,475.024	13.23	45,975
Band 19	38,425.075	13.14	504,905
Band 20	305,316.787	13.51	4,124,830
Band 21	31,128.123	13.37	416,183
Band 26	87,877.670	14.35	1,261,045
Band 27	58,150.037	14.07	818,171
Band 28	14,705.597	13.92	204,702
Band 29	47,170.280	13.88	654,723
Band 30	4,369.330	13.60	59,423
Band 31	423.220	13.46	5,697
Band 35	13,526.774	15.18	205,336
Band 36	5,936.501	15.01	89,107
Band 37	1,250.241	14.88	18,604
Band 38	134,207.592	14.97	2,009,088
Band 39	10,172.320	14.80	150,550
Band 40	9,329.880	14.67	136,869
Band 41	3,548.579	13.60	48,261
Band 42	1,519.975	13.42	20,398
Band 43	20,392.545	13.29	271,017
Band 46	752,640.900	12.72	9,573,592
Band 47	90,392.090	12.61	1,139,844
Band 56	47,230.889	13.47	636,200
Band 57	6,047.083	13.31	80,487
Band 59	301.964	13.14	3,968
Band 60	2,993.756	13.34	39,937
	8,968,696.942		$121,926,963
ING Large Cap Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	13,460.597	$13.79	$185,622
Band 10	4,310.531	13.55	58,408
Band 15	14,867.657	13.28	197,442
Band 17	8,407.893	13.15	110,564
Band 20	9,686.838	13.37	129,513
Band 46	16,227.870	12.61	204,633
	66,961.386		$886,182

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	612.669	$25.19	$15,433
Contracts in accumulation period:
Band 1	4,775.796	26.33	125,747
Band 2	180,600.486	25.19	4,549,326
Band 3	883.471	23.30	20,585
Band 4	50,498.754	23.89	1,206,415
Band 5	37,468.300	23.55	882,378
Band 6	595,342.719	23.11	13,758,370
Band 7	632,793.127	22.78	14,415,027
Band 8	364,324.193	22.35	8,142,646
Band 9	85,516.846	22.03	1,883,936
Band 10	176,732.916	21.79	3,851,010
Band 11	698,357.032	21.59	15,077,528
Band 12	146,748.829	21.31	3,127,218
Band 13	530,599.131	21.07	11,179,724
Band 14	497,851.536	20.61	10,260,720
Band 16	10,272.866	19.96	205,046
Band 17	72,554.296	19.74	1,432,222
Band 18	8,961.538	19.52	174,929
Band 19	24,724.680	19.09	471,994
Band 20	121,457.585	20.88	2,536,034
Band 21	36,225.895	20.19	731,401
Band 24	166.823	28.16	4,698
Band 25	16,152.928	25.78	416,422
Band 49	35,988.148	10.56	380,035
	4,329,610.564		$94,848,844
ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts:	514.896	$18.22	$9,381
Contracts in accumulation period:
Band 1	16,821.588	19.04	320,283
Band 2	212,156.767	18.22	3,865,496
Band 3	17,556.498	16.86	296,003
Band 4	654,563.060	17.26	11,297,758
Band 5	130,667.431	17.00	2,221,346
Band 6	7,999,039.486	16.70	133,583,959
Band 7	4,765,149.456	16.44	78,339,057
Band 8	5,366,980.071	16.16	86,730,398
Band 9	997,898.045	15.90	15,866,579
Band 10	9,115,634.527	15.73	143,388,931
Band 11	4,773,218.683	15.60	74,462,211
Band 12	840,172.172	15.38	12,921,848
Band 13	6,397,629.809	15.21	97,307,949
Band 14	6,728,952.861	14.87	100,059,529
Band 15	3,726,690.738	14.76	55,005,955
Band 16	650,636.868	14.43	9,388,690
Band 17	4,696,419.940	14.27	67,017,913
Band 18	45,630.245	14.11	643,843
Band 19	178,792.907	13.80	2,467,342

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class (continued)
Band 20	1,453,003.983	$15.09	$21,925,830
Band 21	344,905.504	14.59	5,032,171
Band 23	2,321.196	9.90	22,980
Band 25	29,210.330	18.63	544,188
Band 26	1,126,650.788	18.42	20,752,908
Band 27	631,704.442	17.24	10,890,585
Band 28	396,041.133	16.67	6,602,006
Band 29	592,092.383	16.49	9,763,603
Band 30	118,441.059	15.42	1,826,361
Band 31	77,354.397	14.91	1,153,354
Band 35	94,944.667	19.26	1,828,634
Band 36	11,204.195	18.43	206,493
Band 37	2,205.623	17.83	39,326
Band 38	1,249,424.619	10.90	13,618,728
Band 39	133,842.393	10.74	1,437,467
Band 40	132,537.054	10.62	1,407,544
Band 41	225,435.670	10.32	2,326,496
Band 42	37,457.897	10.16	380,572
Band 43	298,759.264	10.05	3,002,531
Band 44	164.466	9.90	1,628
Band 45	1,357.173	9.80	13,300
Band 46	3,526,389.385	10.15	35,792,852
Band 47	672,652.325	10.06	6,766,882
Band 49	842,418.402	10.27	8,651,637
Band 51	54,378.560	10.06	547,048
Band 52	49,255.953	10.36	510,292
Band 55	21,410.954	10.31	220,747
Band 56	1,147,449.411	9.92	11,382,698
Band 57	153,052.592	9.76	1,493,793
Band 59	10,193.055	9.60	97,853
Band 60	22,179.608	9.79	217,138
Band 64	11,228.858	9.64	108,246
	70,784,793.387		$1,063,760,362
ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	481,104.506	$10.43	$5,017,920
Band 7	5,143.827	10.39	53,444
Band 8	611.264	10.30	6,296
Band 10	324,874.401	10.21	3,316,968
Band 11	13,327.400	10.17	135,540
Band 12	122,731.991	10.13	1,243,275
Band 13	6,466.057	10.34	66,859
Band 14	26,525.009	10.19	270,290
Band 15	291,434.893	10.15	2,958,064
Band 17	93,494.018	10.05	939,615
Band 20	718,964.935	10.04	7,218,408
Band 46	178,720.995	10.09	1,803,295
	2,263,399.296		$23,029,974

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	2,932.985	$12.39	$36,340
Band 3	775.600	11.92	9,245
Band 4	32,778.040	12.06	395,303
Band 5	50,113.076	11.99	600,856
Band 6	454,345.604	11.86	5,388,539
Band 7	618,953.888	11.79	7,297,466
Band 8	202,311.440	11.66	2,358,951
Band 9	119,325.397	11.60	1,384,175
Band 10	550,615.354	11.54	6,354,101
Band 11	409,925.276	11.47	4,701,843
Band 12	174,240.088	11.41	1,988,079
Band 13	401,090.767	11.35	4,552,380
Band 14	930,381.572	11.22	10,438,881
Band 15	86,647.811	11.16	966,990
Band 16	14,581.769	11.03	160,837
Band 17	260,094.813	10.97	2,853,240
Band 18	17,528.718	10.91	191,238
Band 19	77,216.224	10.79	833,163
Band 20	222,062.446	11.28	2,504,864
Band 21	138,859.968	11.10	1,541,346
Band 25	8,148.229	12.53	102,097
Band 26	25,124.649	13.04	327,625
Band 27	11,860.918	12.75	151,227
Band 28	4,640.754	12.61	58,520
Band 29	7,194.402	12.56	90,362
Band 30	222.665	12.29	2,737
Band 31	12,643.849	12.15	153,623
Band 38	993.529	9.96	9,896
Band 41	1,808.055	12.29	22,221
Band 42	2,931.630	12.11	35,502
Band 43	6,680.380	11.98	80,031
Band 44	175.762	10.56	1,856
Band 46	67,837.794	10.07	683,127
Band 47	15,842.501	9.98	158,108
Band 55	1,947.765	9.75	18,991
	4,932,833.718		$56,453,760
ING Lord Abbett Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	26,229.579	$14.18	$371,935
Band 7	589.241	14.12	8,320
Band 10	35,189.067	13.88	488,424
Band 12	3,357.959	13.77	46,239
Band 14	9,760.156	10.56	103,067
Band 15	12,055.683	10.52	126,826
Band 17	4,747.099	10.41	49,417
Band 20	46,724.853	13.65	637,794
Band 46	30,112.304	9.99	300,822
	168,765.941		$2,132,844

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,560.953	$18.46	$65,735
Band 2	108,396.452	17.92	1,942,464
Band 3	3,256.879	17.00	55,367
Band 4	128,844.432	17.26	2,223,855
Band 5	108,025.286	17.14	1,851,553
Band 6	4,057,532.475	16.88	68,491,148
Band 7	2,766,340.002	16.76	46,363,858
Band 8	2,779,073.144	16.51	45,882,498
Band 9	718,203.335	16.38	11,764,171
Band 10	3,883,826.039	16.26	63,151,011
Band 11	3,665,042.463	16.14	59,153,785
Band 12	625,390.231	16.02	10,018,752
Band 13	2,727,839.823	15.90	43,372,653
Band 14	3,358,031.958	15.66	52,586,780
Band 15	1,097,675.341	15.55	17,068,852
Band 16	139,974.828	15.31	2,143,015
Band 17	1,630,062.728	15.20	24,776,953
Band 18	38,090.418	15.08	574,404
Band 19	154,463.773	14.86	2,295,332
Band 20	1,023,357.715	15.78	16,148,585
Band 21	198,949.587	15.43	3,069,792
Band 25	42,062.681	18.19	765,120
Band 26	138,655.542	12.78	1,772,018
Band 27	14,592.656	12.53	182,846
Band 28	7,976.589	12.40	98,910
Band 29	47,989.625	12.36	593,152
Band 30	9,251.990	12.11	112,042
Band 31	5,310.461	11.99	63,672
Band 38	97,806.977	10.99	1,074,899
Band 41	8,702.044	12.12	105,469
Band 42	2,316.329	11.95	27,680
Band 43	54,816.004	11.83	648,473
Band 44	178.961	11.55	2,067
Band 45	6,481.429	11.33	73,435
Band 46	1,866,595.634	10.67	19,916,575
Band 47	203,278.904	10.57	2,148,658
Band 50	606.708	10.66	6,468
Band 52	399.980	10.84	4,336
Band 53	1,010.465	10.71	10,822
Band 56	246,527.447	9.42	2,322,289
Band 57	15,131.775	9.26	140,120
	31,985,630.063		$503,069,614

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	254,031.110	$15.52	$3,942,563
Band 7	4,224.933	15.45	65,275
Band 10	181,526.844	15.20	2,759,208
Band 11	3,641.692	15.13	55,099
Band 12	90,968.515	15.07	1,370,896
Band 13	4,974.373	10.83	53,872
Band 14	52,496.695	11.69	613,686
Band 15	164,801.168	11.65	1,919,934
Band 17	43,609.866	11.53	502,822
Band 20	382,415.459	14.94	5,713,287
Band 46	167,911.355	10.57	1,774,823
	1,350,602.010		$18,771,465
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	10,290.665	$14.00	$144,069
Band 4	70,470.853	13.80	972,498
Band 5	56,889.406	13.76	782,798
Band 6	1,599,391.601	13.68	21,879,677
Band 7	908,034.449	13.64	12,385,590
Band 8	806,374.731	13.56	10,934,441
Band 9	123,172.564	13.52	1,665,293
Band 10	2,050,958.931	13.48	27,646,926
Band 11	456,831.203	13.44	6,139,811
Band 12	171,109.400	13.41	2,294,577
Band 13	901,391.742	13.37	12,051,608
Band 14	1,398,501.169	13.29	18,586,081
Band 15	749,134.970	13.25	9,926,038
Band 16	98,778.197	13.18	1,301,897
Band 17	1,072,129.694	13.14	14,087,784
Band 18	10,413.280	13.10	136,414
Band 19	42,113.433	13.02	548,317
Band 20	468,826.847	13.33	6,249,462
Band 21	148,705.929	13.21	1,964,405
Band 25	24,694.164	14.08	347,694
Band 26	88,303.969	14.04	1,239,788
Band 27	14,359.975	13.80	198,168
Band 28	18,057.464	13.68	247,026
Band 29	11,019.862	13.64	150,311
Band 30	2,014.518	13.40	26,995
Band 31	4,915.148	13.29	65,322
Band 35	6,839.363	8.30	56,767
Band 38	154,658.349	11.12	1,719,801
Band 39	51,751.627	8.20	424,363
Band 40	2,874.073	8.17	23,481
Band 41	5,955.274	13.41	79,860
Band 42	4,115.929	13.26	54,577

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class (continued)
Band 43	15,498.585	$13.14	$203,651
Band 45	2,594.045	12.76	33,100
Band 46	666,726.054	13.06	8,707,442
Band 47	87,474.264	12.95	1,132,792
Band 50	14,220.988	10.73	152,591
Band 51	4,985.442	10.58	52,746
Band 52	1,108.061	10.90	12,078
Band 55	289.721	10.85	3,143
Band 56	173,358.068	8.09	1,402,467
Band 57	5,147.025	7.96	40,970
Band 59	623.166	7.83	4,879
	12,505,104.198		$166,077,698
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,477.411	$29.62	$132,621
Band 2	50,535.202	28.67	1,448,844
Band 3	1,780.840	27.07	48,207
Band 4	189,085.684	27.52	5,203,638
Band 5	119,446.213	27.30	3,260,882
Band 6	3,828,532.430	26.86	102,834,381
Band 7	2,522,510.683	26.63	67,174,459
Band 8	2,350,086.739	26.20	61,572,273
Band 9	455,008.900	25.98	11,821,131
Band 10	2,972,958.854	25.77	76,613,150
Band 11	3,277,241.708	25.56	83,766,298
Band 12	849,457.681	25.35	21,533,752
Band 13	2,382,861.195	25.14	59,905,130
Band 14	3,318,271.162	24.73	82,060,846
Band 15	1,051,674.822	24.52	25,787,067
Band 16	146,822.047	24.12	3,541,348
Band 17	1,595,426.035	23.92	38,162,591
Band 18	70,574.196	23.73	1,674,726
Band 19	168,696.238	23.33	3,935,683
Band 20	1,031,229.460	24.93	25,708,550
Band 21	290,243.944	24.32	7,058,733
Band 22	10.031	27.52	276
Band 23	4,356.433	26.86	117,014
Band 24	243.766	31.11	7,584
Band 25	15,946.283	29.15	464,834
Band 26	276,558.712	28.90	7,992,547
Band 27	171,902.533	27.52	4,730,758
Band 28	68,241.004	26.84	1,831,589
Band 29	80,144.294	26.62	2,133,441
Band 30	26,022.082	25.34	659,400
Band 31	27,916.037	24.72	690,084
Band 33	471.715	22.80	10,755
Band 34	488.815	22.24	10,871

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Band 35	42,561.751	$29.87	$1,271,320
Band 36	5,426.695	28.91	156,886
Band 37	16,335.775	28.21	460,832
Band 38	269,977.158	13.63	3,679,789
Band 39	40,519.760	13.42	543,775
Band 40	10,069.133	13.27	133,617
Band 41	49,654.531	12.63	627,137
Band 42	80,745.567	12.44	1,004,475
Band 43	195,231.580	12.30	2,401,348
Band 44	9,195.372	11.25	103,448
Band 45	12,019.156	11.06	132,932
Band 46	1,817,234.777	10.65	19,353,550
Band 47	370,558.397	10.55	3,909,391
Band 49	90,896.272	9.66	878,058
Band 50	4,577.524	10.76	49,254
Band 51	2,658.290	10.62	28,231
Band 55	1,267.792	10.89	13,806
Band 56	594,846.042	9.96	5,924,667
Band 57	39,762.523	9.80	389,673
Band 58	3,776.577	9.73	36,746
	31,006,537.821		$742,992,398
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	349,177.288	$13.84	$4,832,614
Band 7	13,887.247	13.78	191,366
Band 8	3,728.090	13.67	50,963
Band 10	367,545.138	13.55	4,980,237
Band 11	23,191.329	13.49	312,851
Band 12	190,498.229	13.44	2,560,296
Band 13	15,810.972	10.82	171,075
Band 14	83,080.312	11.40	947,116
Band 15	380,688.795	11.36	4,324,625
Band 17	182,212.319	11.24	2,048,066
Band 20	794,209.848	13.32	10,578,875
Band 46	333,088.169	10.56	3,517,411
	2,737,117.736		$34,515,495
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,567.362	$17.03	$94,812
Band 4	116,563.080	16.79	1,957,094
Band 5	19,008.543	16.74	318,203
Band 6	3,829,026.556	16.64	63,715,002
Band 7	1,393,872.327	16.60	23,138,281
Band 8	2,876,421.879	16.50	47,460,961
Band 9	240,709.354	16.45	3,959,669
Band 10	3,676,975.587	16.41	60,339,169
Band 11	998,209.221	16.36	16,330,703

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class (continued)
Band 12	222,449.945	$16.31	$3,628,159
Band 13	1,559,565.923	16.26	25,358,542
Band 14	2,389,106.571	16.17	38,631,853
Band 15	2,258,340.365	16.12	36,404,447
Band 16	239,395.533	16.03	3,837,510
Band 17	2,858,693.620	15.98	45,681,924
Band 18	54,416.040	15.94	867,392
Band 19	95,329.708	15.85	1,510,976
Band 20	754,148.211	16.22	12,232,284
Band 21	119,964.902	16.08	1,929,036
Band 25	3,997.465	17.13	68,477
Band 26	189,668.282	17.08	3,239,534
Band 27	56,341.523	16.79	945,974
Band 28	28,124.097	16.64	467,985
Band 29	78,610.832	16.59	1,304,154
Band 30	13,381.199	16.31	218,247
Band 31	6,344.770	16.17	102,595
Band 35	42,571.156	9.80	417,197
Band 36	12,297.266	9.75	119,898
Band 38	387,029.358	14.21	5,499,687
Band 39	169,672.098	9.68	1,642,426
Band 40	15,946.222	9.64	153,722
Band 41	45,384.170	16.32	740,670
Band 42	18,298.493	16.13	295,155
Band 43	82,137.565	15.99	1,313,380
Band 44	2,590.268	15.66	40,564
Band 45	3,263.545	15.53	50,683
Band 46	1,360,126.295	15.89	21,612,407
Band 47	154,715.709	15.75	2,436,772
Band 50	5,644.997	13.80	77,901
Band 51	5,315.818	13.61	72,348
Band 52	644.522	14.02	9,036
Band 54	1,541.262	13.67	21,069
Band 55	11,046.143	13.96	154,204
Band 56	346,911.537	9.24	3,205,463
Band 57	4,656.026	9.09	42,323
Band 59	432.596	8.94	3,867
Band 60	380.160	9.11	3,463
	26,754,838.101		$431,655,218

176

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio -
Service Class
Contracts in accumulation period:
Band 2	7,184.415	$18.09	$129,966
Band 3	609.688	17.54	10,694
Band 4	50,785.598	17.70	898,905
Band 5	32,028.348	17.62	564,339
Band 6	2,982,767.487	17.47	52,108,948
Band 7	1,120,562.990	17.39	19,486,590
Band 8	1,415,807.744	17.24	24,408,526
Band 9	116,230.290	17.16	1,994,512
Band 10	3,604,727.136	17.09	61,604,787
Band 11	563,862.802	17.01	9,591,306
Band 12	202,527.449	16.94	3,430,815
Band 13	1,201,405.094	16.86	20,255,690
Band 14	1,950,346.697	16.71	32,590,293
Band 15	1,201,061.675	16.64	19,985,666
Band 16	108,264.545	16.49	1,785,282
Band 17	1,607,853.241	16.42	26,400,950
Band 18	10,126.149	16.35	165,563
Band 19	106,352.767	16.20	1,722,915
Band 20	604,358.027	16.79	10,147,171
Band 21	118,562.160	16.57	1,964,575
Band 25	4,787.881	18.25	87,379
Band 26	126,725.273	14.22	1,802,033
Band 27	34,503.749	13.97	482,017
Band 28	14,365.405	13.85	198,961
Band 29	78,610.206	13.81	1,085,607
Band 30	14,125.500	13.57	191,683
Band 31	1,478.549	13.46	19,901
Band 38	86,204.695	12.69	1,093,938
Band 41	20,269.454	13.58	275,259
Band 42	733.688	13.42	9,846
Band 43	48,374.128	13.31	643,860
Band 45	1,855.114	12.92	23,968
Band 46	1,698,916.409	13.89	23,597,949
Band 47	149,109.251	13.76	2,051,743
Band 51	37,315.701	12.08	450,774
Band 52	425.057	12.45	5,292
Band 53	782.548	12.31	9,633
Band 55	8,609.360	12.39	106,670
Band 56	449,043.384	10.31	4,629,637
Band 57	6,282.660	10.15	63,769
Band 59	9,422.890	9.98	94,040
Band 60	1,530.585	10.18	15,581
	19,798,895.789		$326,187,033

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	649,300.889	$18.57	$12,057,518
Band 7	3,791.518	18.49	70,105
Band 8	441.638	18.33	8,095
Band 10	504,146.180	18.18	9,165,378
Band 11	10,616.141	18.10	192,152
Band 12	189,818.041	18.03	3,422,419
Band 13	8,795.193	14.11	124,100
Band 14	103,690.311	14.97	1,552,244
Band 15	660,391.360	14.92	9,853,039
Band 17	225,415.827	14.77	3,329,392
Band 20	938,168.680	17.88	16,774,456
Band 46	452,264.887	13.76	6,223,165
	3,746,840.665		$62,772,063
ING Morgan Stanley Global Tactical Asset Allocation
Portfolio - Service Class
Contracts in accumulation period:
Band 4	13,945.805	$10.43	$145,455
Band 5	969.867	12.90	12,511
Band 6	824,040.158	10.40	8,570,018
Band 7	539,632.334	10.38	5,601,384
Band 8	753,278.835	10.36	7,803,969
Band 9	4,951.214	10.35	51,245
Band 10	1,937,172.185	10.33	20,010,989
Band 11	137,303.832	10.32	1,416,976
Band 12	17,685.012	10.31	182,332
Band 13	431,814.139	10.30	4,447,686
Band 14	450,710.905	10.27	4,628,801
Band 15	385,641.834	10.26	3,956,685
Band 16	68,497.943	10.24	701,419
Band 17	296,474.845	10.23	3,032,938
Band 18	299.294	10.21	3,056
Band 19	6,208.026	10.19	63,260
Band 20	82,975.079	10.29	853,814
Band 21	20,871.689	10.25	213,935
Band 26	4,530.190	12.98	58,802
Band 27	1,504.332	12.91	19,421
Band 28	400.456	12.88	5,158
Band 29	310.641	12.87	3,998
Band 30	1,015.799	12.80	13,002
Band 31	9,261.531	12.77	118,270
Band 38	2,378.819	10.49	24,954
Band 43	5,399.954	12.72	68,687
Band 46	371,320.694	10.20	3,787,471
Band 47	37,807.717	10.16	384,126
Band 56	89,085.961	10.46	931,839
	6,495,489.090		$67,112,201

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Active Allocation Portfolio - Service
Class
Contracts in accumulation period:
Band 4	4,822.344	$12.01	$57,916
Band 5	6,521.724	14.57	95,022
Band 6	980,144.571	11.97	11,732,331
Band 7	407,188.834	11.96	4,869,978
Band 8	417,022.820	11.93	4,975,082
Band 9	11,620.763	11.92	138,519
Band 10	1,643,930.268	11.90	19,562,770
Band 11	329,082.410	11.89	3,912,790
Band 12	5,691.961	11.87	67,564
Band 13	354,568.255	11.86	4,205,180
Band 14	195,410.871	11.83	2,311,711
Band 15	200,920.157	11.82	2,374,876
Band 16	11,088.200	11.79	130,730
Band 17	150,563.280	11.78	1,773,635
Band 19	6,186.997	11.73	72,573
Band 20	121,032.783	11.85	1,434,238
Band 21	7,794.140	11.80	91,971
Band 26	555.838	14.66	8,149
Band 28	112.462	14.54	1,635
Band 29	154.637	14.53	2,247
Band 30	957.736	14.45	13,839
Band 31	1,053.465	14.41	15,180
Band 41	1,844.312	14.45	26,650
Band 43	3,883.601	14.37	55,807
Band 46	127,251.222	11.75	1,495,202
Band 47	11,392.762	11.71	133,409
Band 56	36,274.703	12.04	436,747
Band 57	2,744.885	11.89	32,637
	5,039,816.001		$60,028,388
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 2	15,914.472	$15.79	$251,290
Band 4	181,198.343	15.53	2,814,010
Band 5	156,659.203	15.48	2,425,084
Band 6	3,921,489.980	15.37	60,273,301
Band 7	2,933,389.326	15.32	44,939,524
Band 8	2,059,551.479	15.22	31,346,374
Band 9	439,022.777	15.17	6,659,976
Band 10	3,779,254.634	15.11	57,104,538
Band 11	2,466,408.527	15.06	37,144,112
Band 12	863,810.396	15.01	12,965,794
Band 13	2,614,587.134	14.96	39,114,224
Band 14	5,158,322.941	14.86	76,652,679
Band 15	1,761,364.741	14.81	26,085,812
Band 16	240,004.324	14.71	3,530,464
Band 17	2,288,869.764	14.66	33,554,831

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Band 18	62,366.077	$14.61	$911,168
Band 19	365,700.164	14.51	5,306,309
Band 20	1,629,415.523	14.91	24,294,585
Band 21	309,504.662	14.76	4,568,289
Band 24	223.555	16.33	3,651
Band 25	27,653.274	15.90	439,687
Band 26	376,569.921	15.84	5,964,868
Band 27	131,691.666	15.53	2,045,172
Band 28	123,808.401	15.37	1,902,935
Band 29	160,264.094	15.32	2,455,246
Band 30	28,752.935	15.01	431,582
Band 31	32,939.167	14.86	489,476
Band 33	653.914	14.37	9,397
Band 35	90,230.863	15.06	1,358,877
Band 36	29,261.160	14.89	435,699
Band 37	13,828.646	14.76	204,111
Band 38	320,099.357	14.85	4,753,475
Band 39	53,375.563	14.68	783,553
Band 40	34,858.446	14.55	507,190
Band 41	51,150.567	15.02	768,282
Band 42	46,122.381	14.82	683,534
Band 43	123,310.387	14.67	1,808,963
Band 44	4,161.115	14.31	59,546
Band 45	4,373.484	14.17	61,972
Band 46	1,332,341.182	13.55	18,053,223
Band 47	394,261.421	13.43	5,294,931
Band 51	467.999	13.33	6,238
Band 55	21,276.462	13.67	290,849
Band 56	83,313.948	12.83	1,068,918
Band 57	16,685.613	12.62	210,572
Band 59	268.355	12.41	3,330
Band 60	1,430.584	12.66	18,111
	34,750,208.927		$520,055,752
ING PIMCO Total Return Bond Portfolio - Service
Class
Contracts in accumulation period:
Band 1	2,381.413	$20.58	$49,009
Band 2	76,740.673	19.92	1,528,674
Band 3	2,660.188	18.81	50,038
Band 4	664,080.754	19.12	12,697,224
Band 5	237,000.838	18.97	4,495,906
Band 6	22,821,794.050	18.66	425,854,677
Band 7	7,771,155.588	18.50	143,766,378
Band 8	11,610,810.910	18.20	211,316,759
Band 9	1,487,389.084	18.05	26,847,373
Band 10	37,652,998.630	17.90	673,988,675
Band 11	7,179,747.346	17.76	127,512,313
Band 12	1,722,138.920	17.61	30,326,866

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service
Class (continued)
Band 13	11,919,257.990	$17.47	$208,229,437
Band 14	13,772,676.570	17.18	236,614,583
Band 15	12,404,650.020	17.04	211,375,236
Band 16	1,244,773.461	16.76	20,862,403
Band 17	11,243,929.550	16.62	186,874,109
Band 18	196,168.154	16.48	3,232,851
Band 19	775,116.990	16.21	12,564,646
Band 20	3,860,381.468	17.32	66,861,807
Band 21	932,019.784	16.90	15,751,134
Band 25	57,717.743	20.25	1,168,784
Band 26	1,704,866.692	20.08	34,233,723
Band 27	526,292.354	19.12	10,062,710
Band 28	205,246.376	18.65	3,827,845
Band 29	541,337.380	18.50	10,014,742
Band 30	200,091.647	17.60	3,521,613
Band 31	62,865.201	17.17	1,079,396
Band 33	586.580	15.84	9,291
Band 34	54.529	15.45	842
Band 35	86,796.160	20.76	1,801,888
Band 36	25,844.990	20.09	519,226
Band 37	4,531.014	19.60	88,808
Band 38	1,843,478.810	15.03	27,707,487
Band 39	115,935.185	14.80	1,715,841
Band 40	51,718.527	14.64	757,159
Band 41	162,260.633	14.24	2,310,591
Band 42	218,755.592	14.03	3,069,141
Band 43	792,837.459	13.87	10,996,656
Band 44	6,144.853	13.29	81,665
Band 45	15,673.412	13.12	205,635
Band 46	12,487,873.630	13.10	163,591,145
Band 47	2,466,193.042	12.97	31,986,524
Band 50	27,496.304	13.62	374,500
Band 51	12,214.226	13.43	164,037
Band 52	6,031.389	13.84	83,474
Band 53	1,333.349	13.68	18,240
Band 55	123,790.970	13.78	1,705,840
Band 56	4,858,744.221	12.24	59,471,029
Band 57	282,009.809	12.04	3,395,398
Band 58	3,051.629	11.95	36,467
Band 59	17,299.389	11.84	204,825
Band 60	28,551.528	12.07	344,617
Band 64	14,491.955	11.75	170,280
	174,529,988.959		$2,995,519,517

181

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	1,037,109.652	$14.89	$15,442,563
Band 7	53,803.339	14.83	797,904
Band 8	1,748.176	14.70	25,698
Band 10	860,650.604	14.58	12,548,286
Band 11	21,803.437	14.52	316,586
Band 12	333,164.564	14.45	4,814,228
Band 13	5,112.878	13.30	68,001
Band 14	187,660.777	13.29	2,494,012
Band 15	433,072.426	13.24	5,733,879
Band 17	231,200.934	13.10	3,028,732
Band 20	1,462,925.140	14.33	20,963,717
Band 46	541,846.008	12.97	7,027,743
	5,170,097.935		$73,261,349
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	656.759	$12.06	$7,921
Band 3	782.164	11.82	9,245
Band 4	39,555.593	11.89	470,316
Band 5	40,016.451	11.85	474,195
Band 6	862,454.573	11.79	10,168,339
Band 7	372,241.485	11.75	4,373,837
Band 8	188,807.521	11.69	2,207,160
Band 9	16,846.751	11.65	196,265
Band 10	609,977.194	11.62	7,087,935
Band 11	236,899.944	11.58	2,743,301
Band 12	124,360.402	11.55	1,436,363
Band 13	262,745.498	11.52	3,026,828
Band 14	685,875.169	11.45	7,853,271
Band 15	214,959.168	11.42	2,454,834
Band 16	19,064.161	11.35	216,378
Band 17	375,680.169	11.32	4,252,700
Band 18	9,466.684	11.29	106,879
Band 19	39,289.819	11.22	440,832
Band 20	230,935.192	11.48	2,651,136
Band 21	43,260.497	11.39	492,737
Band 25	4,225.145	12.13	51,251
Band 26	33,526.191	12.09	405,332
Band 27	40,028.075	11.89	475,934
Band 28	15,770.855	11.79	185,938
Band 29	6,765.201	11.75	79,491
Band 30	405.763	11.55	4,687
Band 31	2,363.689	11.45	27,064
Band 35	21,714.327	12.23	265,566
Band 36	2,367.036	12.09	28,617
Band 38	149,174.836	12.06	1,799,049
Band 39	19,153.532	11.92	228,310

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class (continued)
Band 40	31,485.570	$11.82	$372,159
Band 41	7,535.034	11.56	87,105
Band 42	10,740.758	11.42	122,659
Band 43	19,025.979	11.32	215,374
Band 45	769.570	11.00	8,465
Band 46	181,831.667	11.25	2,045,606
Band 47	40,824.387	11.16	455,600
Band 50	520.550	10.30	5,362
Band 55	2,925.656	10.42	30,485
Band 56	39,739.022	9.61	381,892
	5,004,768.037		$57,946,418
ING Pioneer Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	2,361.399	$12.16	$28,715
Contracts in accumulation period:
Band 1	5,544.795	11.29	62,601
Band 2	569,106.804	12.16	6,920,339
Band 3	13,231.362	11.92	157,718
Band 4	177,138.901	11.99	2,123,895
Band 5	181,869.011	11.95	2,173,335
Band 6	6,475,612.100	11.88	76,930,272
Band 7	4,018,329.527	11.85	47,617,205
Band 8	3,335,675.630	11.78	39,294,259
Band 9	515,691.169	11.75	6,059,371
Band 10	5,811,507.465	11.71	68,052,752
Band 11	3,550,622.342	11.68	41,471,269
Band 12	924,260.283	11.65	10,767,632
Band 13	3,113,937.663	11.61	36,152,816
Band 14	6,289,618.492	11.55	72,645,094
Band 15	2,251,505.034	11.51	25,914,823
Band 16	181,982.301	11.45	2,083,697
Band 17	3,494,720.472	11.41	39,874,761
Band 18	71,447.465	11.38	813,072
Band 19	263,217.499	11.31	2,976,990
Band 20	3,178,945.731	11.58	36,812,192
Band 21	402,673.418	11.48	4,622,691
Band 25	31,244.159	12.23	382,116
Band 26	160,008.141	12.19	1,950,499
Band 27	46,552.852	11.99	558,169
Band 28	85,240.620	11.88	1,012,659
Band 29	75,688.907	11.85	896,914
Band 30	6,206.256	11.64	72,241
Band 31	570.576	11.54	6,584
Band 35	73,596.054	12.33	907,439
Band 36	18,580.979	12.19	226,502
Band 37	9,511.322	12.09	114,992
Band 38	816,381.618	12.16	9,927,200
Band 39	260,134.092	12.02	3,126,812
Band 40	40,446.346	11.92	482,120
Band 41	26,870.555	11.65	313,042

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
(continued)
Band 42	43,818.858	$11.52	$504,793
Band 43	86,053.032	11.42	982,726
Band 44	5,083.920	11.18	56,838
Band 45	4,225.541	11.09	46,861
Band 46	2,065,912.944	11.35	23,448,112
Band 47	229,559.758	11.25	2,582,547
Band 50	10,149.764	10.93	110,937
Band 51	3,000.709	10.78	32,348
Band 52	314.335	11.11	3,492
Band 54	1,195.276	10.83	12,945
Band 55	3,267.716	11.06	36,141
Band 56	117,220.992	10.03	1,175,727
Band 57	1,730.707	9.86	17,065
	49,051,564.892		$572,543,320
ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Band 4	313,416.114	$8.86	$2,776,867
Band 5	35,492.313	8.85	314,107
Band 6	6,256,898.666	8.84	55,310,984
Band 7	2,284,320.781	8.84	20,193,396
Band 8	3,445,031.630	8.83	30,419,629
Band 9	885,374.874	8.82	7,809,006
Band 10	11,268,716.600	8.82	99,390,080
Band 11	2,697,247.610	8.81	23,762,751
Band 12	367,431.448	8.81	3,237,071
Band 13	2,875,864.442	8.80	25,307,607
Band 14	4,040,196.353	8.79	35,513,326
Band 15	4,845,564.655	8.78	42,544,058
Band 16	444,073.884	8.77	3,894,528
Band 17	3,875,738.344	8.77	33,990,225
Band 18	66,205.684	8.76	579,962
Band 19	64,845.833	8.75	567,401
Band 20	1,266,983.895	8.80	11,149,458
Band 21	345,650.411	8.78	3,034,811
Band 26	168,327.983	8.89	1,496,436
Band 27	35,681.403	8.86	316,137
Band 28	29,282.350	8.84	258,856
Band 29	78,570.872	8.84	694,567
Band 31	8,138.388	8.79	71,536
Band 38	386,086.476	8.89	3,432,309
Band 41	46,250.255	8.81	407,465
Band 42	663.556	8.78	5,826
Band 43	233,461.830	8.77	2,047,460
Band 46	4,168,615.237	8.76	36,517,069
Band 47	535,970.458	8.74	4,684,382
Band 51	3,891.778	8.77	34,131
Band 55	7,419.268	8.83	65,512
Band 56	2,189,015.131	8.87	19,416,564
Band 57	182,305.292	8.81	1,606,110
	53,452,733.814		$470,849,627

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	19,678.736	$10.36	$203,872
Band 4	2,198,626.408	10.33	22,711,811
Band 5	90,926.418	10.33	939,270
Band 6	74,275,484.410	10.31	765,780,244
Band 7	11,613,549.670	10.31	119,735,697
Band 8	40,492,714.860	10.30	417,074,963
Band 9	4,415,857.728	10.29	45,439,176
Band 10	90,407,562.740	10.28	929,389,745
Band 11	10,270,361.190	10.28	105,579,313
Band 12	1,232,539.530	10.27	12,658,181
Band 13	25,710,825.680	10.26	263,793,071
Band 14	31,017,378.310	10.25	317,928,128
Band 15	41,710,173.900	10.25	427,529,282
Band 16	2,665,084.193	10.23	27,263,811
Band 17	42,697,101.290	10.23	436,791,346
Band 18	76,693.233	10.22	783,805
Band 19	937,005.138	10.21	9,566,822
Band 20	10,459,517.470	10.26	107,314,649
Band 21	2,384,142.280	10.24	24,413,617
Band 26	1,016,410.619	10.37	10,540,178
Band 27	507,677.069	10.33	5,244,304
Band 28	273,237.374	10.31	2,817,077
Band 29	420,267.067	10.31	4,332,953
Band 30	176,839.356	10.27	1,816,140
Band 31	67,770.602	10.25	694,649
Band 38	3,010,618.321	10.37	31,220,112
Band 41	775,291.407	10.27	7,962,243
Band 42	78,845.117	10.25	808,162
Band 43	1,905,648.687	10.23	19,494,786
Band 44	5,545.595	10.18	56,454
Band 45	9,304.028	10.16	94,529
Band 46	34,365,094.240	10.21	350,867,612
Band 47	3,824,298.340	10.19	38,969,600
Band 50	339,401.997	10.27	3,485,659
Band 51	119,278.632	10.23	1,220,220
Band 52	535.732	10.31	5,523
Band 53	3,632.371	10.28	37,341
Band 55	258,638.906	10.30	2,663,981
Band 56	9,009,691.038	10.35	93,250,302
Band 57	66,238.527	10.28	680,932
Band 58	6,712.690	10.25	68,805
Band 59	89,093.179	10.21	909,641
Band 62	21,101.380	10.22	215,656
Band 64	8,239.534	10.24	84,373
	449,034,634.992		$4,612,438,035

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Band 2	29,350.381	$10.59	$310,821
Band 4	2,602,053.917	10.56	27,477,689
Band 5	64,754.731	10.55	683,162
Band 6	46,040,295.960	10.54	485,264,719
Band 7	8,432,783.789	10.54	88,881,541
Band 8	22,990,154.810	10.52	241,856,429
Band 9	5,211,376.857	10.52	54,823,685
Band 10	65,664,893.390	10.51	690,138,030
Band 11	9,590,943.165	10.50	100,704,903
Band 12	667,670.750	10.50	7,010,543
Band 13	13,847,272.450	10.49	145,257,888
Band 14	22,107,690.880	10.48	231,688,600
Band 15	26,143,151.140	10.47	273,718,792
Band 16	1,766,469.194	10.46	18,477,268
Band 17	23,476,050.360	10.45	245,324,726
Band 18	94,184.656	10.44	983,288
Band 19	721,062.117	10.43	7,520,678
Band 20	7,809,734.476	10.48	81,846,017
Band 21	2,560,780.578	10.46	26,785,765
Band 26	964,988.705	10.60	10,228,880
Band 27	509,615.795	10.56	5,381,543
Band 28	293,985.232	10.54	3,098,604
Band 29	518,794.277	10.53	5,462,904
Band 30	244,292.091	10.50	2,565,067
Band 31	58,653.542	10.48	614,689
Band 38	2,704,239.161	10.59	28,637,893
Band 41	367,131.409	10.50	3,854,880
Band 42	112,732.950	10.47	1,180,314
Band 43	1,490,873.654	10.45	15,579,630
Band 44	324.207	10.41	3,375
Band 45	107,760.879	10.39	1,119,636
Band 46	23,681,090.950	10.44	247,230,590
Band 47	1,969,327.877	10.42	20,520,396
Band 50	93,060.451	10.49	976,204
Band 51	57,415.407	10.45	599,991
Band 52	6,020.527	10.54	63,456
Band 53	6,584.367	10.50	69,136
Band 55	147,383.596	10.52	1,550,475
Band 56	10,071,931.030	10.57	106,460,311
Band 57	99,212.965	10.50	1,041,736
Band 58	28,868.059	10.47	302,249
Band 59	24,492.123	10.43	255,453
Band 60	2,347.159	10.52	24,692
Band 62	6,014.228	10.45	62,849
Band 64	24,439.688	10.47	255,884
	303,412,253.930		$3,185,895,381

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Band 2	20,308.719	$10.70	$217,303
Band 4	1,436,677.164	10.67	15,329,345
Band 5	43,935.938	10.66	468,357
Band 6	24,451,343.170	10.65	260,406,805
Band 7	5,981,284.279	10.64	63,640,865
Band 8	12,371,740.350	10.63	131,511,600
Band 9	3,370,578.680	10.62	35,795,546
Band 10	33,887,800.910	10.62	359,888,446
Band 11	5,863,080.450	10.61	62,207,284
Band 12	916,905.835	10.60	9,719,202
Band 13	8,948,023.458	10.60	94,849,049
Band 14	12,585,776.590	10.58	133,157,516
Band 15	12,734,746.490	10.58	134,733,618
Band 16	1,239,231.588	10.57	13,098,678
Band 17	12,044,181.150	10.56	127,186,553
Band 18	39,821.750	10.55	420,119
Band 19	591,657.735	10.54	6,236,073
Band 20	4,645,123.953	10.59	49,191,863
Band 21	1,734,936.846	10.57	18,338,282
Band 26	747,160.768	10.71	8,002,092
Band 27	575,631.835	10.67	6,141,992
Band 28	191,763.492	10.65	2,042,281
Band 29	392,883.239	10.64	4,180,278
Band 30	106,183.463	10.60	1,125,545
Band 31	96,198.312	10.58	1,017,778
Band 34	13,809.650	10.50	145,001
Band 38	1,802,406.690	10.70	19,285,752
Band 41	220,013.607	10.61	2,334,344
Band 42	64,824.518	10.58	685,843
Band 43	1,329,925.091	10.56	14,044,009
Band 45	428.738	10.49	4,497
Band 46	13,298,068.400	10.55	140,294,622
Band 47	1,681,461.792	10.53	17,705,793
Band 51	71,504.872	10.56	755,091
Band 52	23,725.589	10.64	252,440
Band 53	16,286.718	10.61	172,802
Band 55	64,047.817	10.63	680,828
Band 56	8,044,822.930	10.68	85,918,709
Band 57	74,318.876	10.61	788,523
Band 58	2,132.902	10.58	22,566
Band 59	16,156.557	10.54	170,290
Band 60	53,149.611	10.62	564,449
Band 64	47,703.862	10.57	504,230
	171,841,764.384		$1,823,236,259

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts:	5,581.654	$56.51	$315,419
Contracts in accumulation period:
Band 1	12,796.765	59.06	755,777
Band 2	218,053.012	56.51	12,322,176
Band 3	9,712.670	52.28	507,778
Band 4	193,449.379	53.54	10,357,280
Band 5	135,507.395	52.89	7,166,986
Band 6	7,593,075.997	51.80	393,321,337
Band 7	3,275,889.555	51.16	167,594,510
Band 8	3,920,389.086	50.10	196,411,493
Band 9	437,277.618	49.48	21,636,497
Band 10	9,126,872.260	48.93	446,577,860
Band 11	3,062,577.805	48.39	148,198,140
Band 12	894,237.082	47.85	42,789,244
Band 13	4,075,631.343	47.32	192,858,875
Band 14	4,786,443.903	46.28	221,516,624
Band 15	3,316,794.375	45.76	151,776,511
Band 16	402,685.216	44.75	18,020,163
Band 17	3,730,591.290	44.25	165,078,665
Band 18	102,920.792	43.76	4,503,814
Band 19	302,849.655	42.79	12,958,937
Band 20	1,951,487.726	46.80	91,329,626
Band 21	322,152.415	45.25	14,577,397
Band 25	34,112.139	57.79	1,971,341
Band 26	810,221.133	13.87	11,237,767
Band 27	309,456.575	13.63	4,217,893
Band 28	125,807.717	13.51	1,699,662
Band 29	409,614.466	13.47	5,517,507
Band 30	43,948.388	13.24	581,877
Band 31	6,331.828	13.13	83,137
Band 35	340,927.652	10.93	3,726,339
Band 36	64,708.412	10.87	703,380
Band 37	22,824.573	10.83	247,190
Band 38	4,367,787.741	12.37	54,029,534
Band 39	457,743.710	10.80	4,943,632
Band 40	124,703.002	10.75	1,340,557
Band 41	172,206.030	13.25	2,281,730
Band 42	36,018.877	13.09	471,487
Band 43	395,505.543	12.98	5,133,662
Band 44	39,317.939	12.71	499,731
Band 45	63,741.533	12.60	803,143
Band 46	13,092,231.510	12.61	165,093,039
Band 47	1,567,787.693	12.49	19,581,668
Band 49	343,326.689	10.60	3,639,263
Band 50	14,865.144	11.96	177,787
Band 51	36,865.225	11.80	435,010
Band 52	44,298.524	12.16	538,670

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Band 53	4,584.219	$12.02	$55,102
Band 54	4,276.392	11.85	50,675
Band 55	30,004.224	12.10	363,051
Band 56	2,095,671.385	11.00	23,052,385
Band 57	131,817.554	10.82	1,426,266
Band 58	6,252.034	10.74	67,147
Band 59	83,739.555	10.64	890,989
Band 60	89,458.058	10.85	970,620
Band 62	4,043.425	10.67	43,143
Band 64	28,171.612	10.56	297,492
	73,279,347.494		$2,636,746,985
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	977,107.070	$18.32	$17,900,602
Band 7	1,152.855	18.24	21,028
Band 10	671,540.907	17.93	12,040,728
Band 11	10,454.366	17.86	186,715
Band 12	445,946.588	17.78	7,928,930
Band 13	4,100.902	12.81	52,533
Band 14	150,639.084	14.13	2,128,530
Band 15	628,128.114	14.08	8,844,044
Band 17	226,343.829	13.93	3,152,970
Band 20	1,269,642.894	17.63	22,383,804
Band 46	709,006.459	12.49	8,855,491
	5,094,063.068		$83,495,375
ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	4,016.671	$33.78 to $35.31	$135,795
Contracts in accumulation period:
Band 1	45,331.508	35.31	1,600,656
Band 2	542,103.477	33.78	18,312,255
Band 3	6,032.176	31.26	188,566
Band 4	135,743.492	32.01	4,345,149
Band 5	92,010.163	31.62	2,909,361
Band 6	3,008,351.601	30.97	93,168,649
Band 7	2,201,855.576	30.58	67,332,744
Band 8	1,584,809.163	29.95	47,465,034
Band 9	227,814.361	29.58	6,738,749
Band 10	2,715,477.165	29.25	79,427,707
Band 11	1,806,130.909	28.93	52,251,367
Band 12	539,054.589	28.61	15,422,352
Band 13	1,710,922.639	28.29	48,402,001
Band 14	2,957,368.797	27.66	81,800,821
Band 15	928,682.782	27.36	25,408,761
Band 16	104,791.549	26.75	2,803,174
Band 17	1,738,376.207	26.46	45,997,434
Band 18	53,064.365	26.16	1,388,164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Band 19	167,511.613	$25.58	$4,284,947
Band 20	1,115,771.904	27.98	31,219,298
Band 21	230,348.745	27.05	6,230,934
Band 24	42.490	37.74	1,604
Band 25	27,801.544	34.55	960,543
Band 26	289,461.627	12.49	3,615,376
Band 27	101,426.833	12.24	1,241,464
Band 28	64,078.164	12.11	775,987
Band 29	109,229.196	12.07	1,318,396
Band 30	24,684.437	11.83	292,017
Band 31	5,310.104	11.71	62,181
Band 35	25,350.741	11.69	296,350
Band 36	14,382.509	11.55	166,118
Band 37	55,001.521	11.46	630,317
Band 38	581,466.435	11.52	6,698,493
Band 39	98,792.426	11.39	1,125,246
Band 40	59,684.361	11.29	673,836
Band 41	24,299.850	11.83	287,467
Band 42	45,590.955	11.68	532,502
Band 43	120,025.600	11.56	1,387,496
Band 44	2,379.632	11.28	26,842
Band 45	3,654.625	11.07	40,457
Band 46	1,894,673.819	10.51	19,913,022
Band 47	291,425.427	10.41	3,033,739
Band 51	2,229.726	10.01	22,320
Band 52	2,763.311	10.32	28,517
Band 55	1,446.204	10.27	14,853
Band 56	552,174.607	9.38	5,179,398
Band 57	742.412	9.23	6,852
Band 60	374.002	9.26	3,463
	26,314,062.010		$685,168,774
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	381,494.654	$14.70	$5,607,971
Band 8	561.105	14.51	8,142
Band 10	233,860.741	14.39	3,365,256
Band 11	29,005.549	14.33	415,650
Band 12	98,444.989	14.27	1,404,810
Band 13	343.551	10.67	3,666
Band 14	44,673.505	11.59	517,766
Band 15	171,984.799	11.55	1,986,424
Band 17	82,682.345	11.43	945,059
Band 20	554,764.823	14.15	7,849,922
Band 46	174,822.317	10.41	1,819,900
	1,772,638.378		$23,924,566

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service Class
Currently payable annuity contracts:	771.536	$23.69	$18,278
Contracts in accumulation period:
Band 1	4,023.367	24.57	98,854
Band 2	280,894.368	23.69	6,654,388
Band 3	5,052.973	22.23	112,328
Band 4	109,196.015	22.62	2,470,014
Band 5	50,476.579	22.38	1,129,666
Band 6	1,606,337.600	22.00	35,339,427
Band 7	1,229,606.740	21.77	26,768,539
Band 8	1,248,029.133	21.41	26,720,304
Band 9	258,876.393	21.18	5,483,002
Band 10	1,648,992.859	20.98	34,595,870
Band 11	753,685.403	20.79	15,669,120
Band 12	296,745.972	20.60	6,112,967
Band 13	1,057,096.170	20.41	21,575,333
Band 14	1,717,330.484	20.04	34,415,303
Band 15	505,792.217	19.85	10,039,976
Band 16	82,070.509	19.49	1,599,554
Band 17	1,054,961.192	19.31	20,371,301
Band 18	22,439.107	19.13	429,260
Band 19	74,319.244	18.77	1,394,972
Band 20	572,903.633	20.22	11,584,111
Band 21	141,351.766	19.67	2,780,389
Band 25	23,579.303	24.09	568,025
Band 26	113,661.267	11.81	1,342,340
Band 27	16,451.593	11.60	190,838
Band 28	21,833.398	11.50	251,084
Band 29	28,268.132	11.47	324,235
Band 30	498.218	11.27	5,615
Band 38	149,375.176	9.88	1,475,827
Band 41	45,675.507	11.28	515,220
Band 42	3,420.307	11.15	38,136
Band 43	20,185.435	11.05	223,049
Band 45	2,609.732	10.73	28,002
Band 46	897,776.051	10.58	9,498,471
Band 47	119,200.970	10.48	1,249,226
Band 50	8,438.599	9.56	80,673
Band 52	1,280.345	9.72	12,445
Band 56	591,741.063	8.63	5,106,725
Band 57	254.234	8.49	2,158
Band 59	2,905.717	8.35	24,263
Band 60	17,369.324	8.52	147,987
	14,785,477.631		$286,447,275

191

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	49,444.230	$16.14	$798,030
Band 7	548.250	16.07	8,810
Band 10	40,556.181	15.80	640,788
Band 11	1,169.566	15.74	18,409
Band 12	31,344.297	15.67	491,165
Band 13	5,019.574	10.75	53,960
Band 14	8,883.987	11.18	99,323
Band 15	28,422.492	11.14	316,627
Band 17	13,507.888	11.03	148,992
Band 20	108,719.846	15.54	1,689,506
Band 46	44,456.875	10.49	466,353
	332,073.186		$4,731,963
ING Van Kampen Growth and Income Portfolio -
Service Class
Currently payable annuity contracts:	851.897	$31.43	$26,775
Contracts in accumulation period:
Band 1	2,431.881	32.54	79,133
Band 2	264,438.430	31.43	8,311,300
Band 3	5,840.154	29.56	172,635
Band 4	111,832.945	30.13	3,369,527
Band 5	76,246.809	29.83	2,274,442
Band 6	2,059,674.768	29.36	60,472,051
Band 7	1,110,882.093	29.06	32,282,234
Band 8	2,293,500.157	28.60	65,594,104
Band 9	201,781.946	28.31	5,712,447
Band 10	1,501,511.702	28.06	42,132,418
Band 11	2,554,506.918	27.82	71,066,382
Band 12	337,800.487	27.58	9,316,537
Band 13	1,201,378.817	27.34	32,845,697
Band 14	1,913,500.824	26.86	51,396,632
Band 15	539,995.057	26.63	14,380,068
Band 16	51,085.788	26.16	1,336,404
Band 17	720,933.206	25.93	18,693,798
Band 18	23,664.267	25.70	608,172
Band 19	67,177.188	25.26	1,696,896
Band 20	480,043.374	27.10	13,009,175
Band 21	104,162.774	26.39	2,748,856
Band 24	48.637	34.28	1,667
Band 25	17,799.147	31.99	569,395
Band 26	141,502.192	11.95	1,690,951
Band 27	102,197.752	11.75	1,200,824
Band 28	50,162.312	11.65	584,391
Band 29	68,566.419	11.61	796,056
Band 30	10,725.094	11.41	122,373
Band 31	9,551.173	11.31	108,024
Band 38	59,742.891	10.62	634,470
Band 41	6,536.615	11.42	74,648

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class (continued)
Band 42	4,644.639	$11.29	$52,438
Band 43	33,934.195	11.19	379,724
Band 45	1,826.066	10.86	19,831
Band 46	1,229,357.263	11.05	13,584,398
Band 47	161,053.280	10.95	1,763,533
Band 50	571.220	10.27	5,866
Band 51	1,861.129	10.13	18,853
Band 55	2,890.621	10.39	30,034
Band 56	138,295.915	9.37	1,295,833
Band 57	3,063.747	9.21	28,217
Band 60	2,567.874	9.24	23,727
	17,670,139.663		$460,510,936
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	510,573.425	$15.61	$7,970,051
Band 7	7,360.005	15.54	114,374
Band 8	847.544	15.41	13,061
Band 10	389,392.586	15.28	5,949,919
Band 11	10,747.576	15.22	163,578
Band 12	253,102.869	15.15	3,834,508
Band 13	11,479.161	11.22	128,796
Band 14	72,496.841	12.06	874,312
Band 15	332,534.588	12.02	3,997,066
Band 17	221,140.451	11.90	2,631,571
Band 20	1,492,103.954	15.03	22,426,322
Band 46	408,397.779	10.95	4,471,956
	3,710,176.779		$52,575,514
ING Wells Fargo HealthCare Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,208.279	$11.70	$49,237
Band 3	380.350	11.42	4,344
Band 4	44,643.723	11.50	513,403
Band 5	38,429.563	11.46	440,403
Band 6	2,127,772.854	11.39	24,235,333
Band 7	1,103,711.086	11.35	12,527,121
Band 8	1,283,559.301	11.27	14,465,713
Band 9	80,598.693	11.23	905,123
Band 10	1,954,356.561	11.19	21,869,250
Band 11	692,609.844	11.16	7,729,526
Band 12	280,366.853	11.12	3,117,679
Band 13	881,628.548	11.08	9,768,444
Band 14	1,576,539.835	11.01	17,357,704
Band 15	1,012,203.034	10.97	11,103,867
Band 16	126,013.470	10.89	1,372,287
Band 17	1,527,878.471	10.86	16,592,760
Band 18	33,342.234	10.82	360,763

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo HealthCare Portfolio - Service Class
(continued)
Band 19	69,356.529	$10.75	$745,583
Band 20	734,124.074	11.04	8,104,730
Band 21	108,212.952	10.93	1,182,768
Band 25	3,558.819	11.78	41,923
Band 26	95,760.729	11.74	1,124,231
Band 27	40,169.241	11.50	461,946
Band 28	22,596.317	11.38	257,146
Band 29	88,043.473	11.35	999,293
Band 30	14,178.698	11.12	157,667
Band 31	6,985.138	11.00	76,837
Band 34	66.427	10.54	700
Band 38	31,008.854	10.72	332,415
Band 41	20,037.424	11.12	222,816
Band 42	13,587.844	10.97	149,059
Band 43	49,507.939	10.86	537,656
Band 45	3,728.569	10.49	39,113
Band 46	682,527.128	11.11	7,582,876
Band 47	112,574.486	11.01	1,239,445
Band 50	875.017	10.40	9,100
Band 51	629.879	10.26	6,463
Band 52	411.389	10.57	4,348
Band 55	7,313.027	10.52	76,933
Band 56	158,560.701	8.86	1,404,848
Band 57	7,349.280	8.72	64,086
	15,039,406.633		$167,234,939
ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	1,943.162	$9.39	$18,246
Band 38	10,854.011	9.29	100,834
Band 39	3,625.901	9.21	33,395
Band 40	2,752.993	9.15	25,190
	19,176.067		$177,665
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,959.925	$18.45	$165,311
Band 36	10,661.864	18.14	193,406
Band 37	492.026	17.90	8,807
Band 38	124,399.862	19.66	2,445,701
Band 39	10,976.353	19.37	212,612
Band 40	1,125.415	19.15	21,552
	156,615.445		$3,047,389

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	8,432.889	$12.90	$108,784
Band 4	96,813.255	12.71	1,230,496
Band 5	15,479.776	12.67	196,129
Band 6	4,210,806.009	12.60	53,056,156
Band 7	1,011,815.852	12.57	12,718,525
Band 8	2,432,509.436	12.49	30,382,043
Band 9	229,055.103	12.46	2,854,027
Band 10	5,244,173.112	12.42	65,132,630
Band 11	841,955.823	12.38	10,423,413
Band 12	178,125.722	12.35	2,199,853
Band 13	1,752,102.896	12.31	21,568,387
Band 14	1,893,963.373	12.24	23,182,112
Band 15	1,920,311.673	12.21	23,447,006
Band 16	218,598.258	12.14	2,653,783
Band 17	2,111,779.010	12.10	25,552,526
Band 18	6,687.797	12.07	80,722
Band 19	46,767.088	12.00	561,205
Band 20	616,566.213	12.28	7,571,433
Band 21	123,845.712	12.17	1,507,202
Band 26	203,768.794	12.93	2,634,731
Band 27	46,108.343	12.71	586,037
Band 28	54,693.903	12.60	689,143
Band 29	74,356.516	12.56	933,918
Band 30	7,793.172	12.35	96,246
Band 31	2,304.497	12.24	28,207
Band 35	56,814.290	18.49	1,050,496
Band 36	11,925.300	18.17	216,683
Band 37	3,970.059	17.93	71,183
Band 38	630,092.769	18.08	11,392,077
Band 39	194,525.545	17.82	3,466,445
Band 40	35,222.119	17.62	620,614
Band 41	23,172.999	12.35	286,187
Band 42	24,411.902	12.21	298,069
Band 43	83,888.560	12.11	1,015,890
Band 44	654.378	11.86	7,761
Band 45	7,009.231	11.75	82,358
Band 46	2,168,432.416	12.03	26,086,242
Band 47	337,728.459	11.93	4,029,101
Band 50	11,616.970	10.91	126,741
Band 52	13.304	11.08	147
Band 53	805.694	10.96	8,830
Band 54	1,089.888	10.81	11,782
Band 55	3,917.909	11.03	43,215
Band 56	368,534.047	10.43	3,843,810
Band 57	9,126.966	10.26	93,643
Band 59	2,371.105	10.09	23,924
Band 60	3,224.724	10.29	33,182
	27,327,362.856		$342,203,094

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	10,626.288	$10.27	$109,132
Band 4	59,403.964	10.15	602,950
Band 5	16,959.293	10.13	171,798
Band 6	2,485,615.781	10.08	25,055,007
Band 7	391,648.173	10.05	3,936,064
Band 8	1,117,332.799	10.01	11,184,501
Band 9	86,749.147	9.98	865,756
Band 10	3,549,908.184	9.96	35,357,086
Band 11	511,762.757	9.94	5,086,922
Band 12	104,287.931	9.91	1,033,493
Band 13	1,137,911.282	9.89	11,253,943
Band 14	1,067,665.415	9.84	10,505,828
Band 15	1,279,027.531	9.82	12,560,050
Band 16	148,801.209	9.77	1,453,788
Band 17	1,085,172.739	9.75	10,580,434
Band 18	8,799.077	9.72	85,527
Band 19	20,052.650	9.68	194,110
Band 20	437,170.023	9.86	4,310,496
Band 21	79,849.638	9.79	781,728
Band 26	86,772.859	10.29	892,893
Band 27	52,771.871	10.15	535,634
Band 28	6,446.434	10.08	64,980
Band 29	11,241.725	10.05	112,979
Band 30	11,462.248	9.91	113,591
Band 31	138.604	9.84	1,364
Band 38	79,356.372	11.27	894,346
Band 41	5,529.154	9.91	54,794
Band 42	39,794.941	9.82	390,786
Band 43	49,651.925	9.75	484,106
Band 44	942.751	9.59	9,041
Band 45	1,566.546	9.52	14,914
Band 46	1,056,932.537	9.70	10,252,246
Band 47	323,477.636	9.63	3,115,090
Band 50	8,671.271	10.91	94,604
Band 51	667.888	10.76	7,186
Band 52	1,783.922	11.09	19,784
Band 53	1,714.578	10.96	18,792
Band 54	1,395.037	10.81	15,080
Band 55	8,734.863	11.04	96,433
Band 56	142,473.621	10.83	1,542,989
Band 57	5,015.750	10.66	53,468
Band 59	997.190	10.48	10,451
Band 60	726.710	10.69	7,769
	15,497,010.314		$153,931,933

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	23,842.761	$10.02	$238,904
Band 4	150,779.447	9.90	1,492,717
Band 5	38,370.517	9.87	378,717
Band 6	3,853,084.913	9.82	37,837,294
Band 7	622,914.751	9.79	6,098,335
Band 8	2,217,712.497	9.74	21,600,520
Band 9	419,285.539	9.72	4,075,455
Band 10	7,592,795.123	9.69	73,574,185
Band 11	920,705.323	9.67	8,903,220
Band 12	154,749.068	9.64	1,491,781
Band 13	1,614,111.785	9.62	15,527,755
Band 14	2,407,800.614	9.57	23,042,652
Band 15	2,482,365.044	9.54	23,681,763
Band 16	283,691.166	9.49	2,692,229
Band 17	1,876,791.474	9.47	17,773,215
Band 18	8,608.790	9.44	81,267
Band 19	41,420.690	9.39	388,940
Band 20	516,509.466	9.59	4,953,326
Band 21	168,751.827	9.52	1,606,517
Band 25	11,550.211	10.08	116,426
Band 26	177,200.250	10.05	1,780,863
Band 27	146,900.388	9.89	1,452,845
Band 28	40,857.360	9.82	401,219
Band 29	32,053.751	9.79	313,806
Band 30	5,625.696	9.64	54,232
Band 31	5,454.669	9.57	52,201
Band 34	62.146	9.25	575
Band 35	5,616.531	11.76	66,050
Band 36	4,005.538	11.54	46,224
Band 38	235,956.899	13.23	3,121,710
Band 39	21,488.127	13.03	279,990
Band 40	2,967.559	12.89	38,252
Band 41	122,705.372	9.65	1,184,107
Band 42	10,613.188	9.55	101,356
Band 43	130,062.790	9.47	1,231,695
Band 45	9,950.615	9.22	91,745
Band 46	2,909,950.648	9.42	27,411,735
Band 47	267,624.510	9.35	2,502,289
Band 50	15,220.760	9.79	149,011
Band 51	3,200.813	9.66	30,920
Band 52	1,091.675	9.95	10,862
Band 54	6,183.240	9.70	59,977
Band 55	10,378.276	9.91	102,849
Band 56	582,364.881	9.14	5,322,815
Band 57	22,435.682	9.00	201,921
Band 59	7,380.269	8.85	65,315
Band 60	730.190	9.02	6,586
	30,183,922.829		$291,636,368

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	763.291	$10.49	$8,007
Band 4	59,613.270	16.24	968,120
Band 5	3,657.894	17.33	63,391
Band 6	1,415,034.493	10.38	14,688,058
Band 7	286,691.978	17.10	4,902,433
Band 8	635,346.414	10.34	6,569,482
Band 9	100,099.293	16.88	1,689,676
Band 10	2,095,653.545	13.68	28,668,540
Band 11	501,492.682	10.29	5,160,360
Band 12	63,347.883	10.28	651,216
Band 13	357,237.897	16.58	5,923,004
Band 14	852,543.525	10.24	8,730,046
Band 15	521,277.914	16.37	8,533,319
Band 16	38,314.389	10.20	390,807
Band 17	828,495.573	10.18	8,434,085
Band 18	930.044	10.17	9,459
Band 19	29,381.906	13.14	386,078
Band 20	177,381.368	13.50	2,394,648
Band 21	72,803.860	13.36	972,660
Band 26	88,207.952	17.87	1,576,276
Band 27	69,151.109	17.40	1,203,229
Band 28	22,376.162	17.18	384,422
Band 29	24,158.554	17.10	413,111
Band 30	16,630.039	16.65	276,890
Band 31	8,479.387	16.43	139,316
Band 35	43,617.166	18.18	792,960
Band 36	23,049.990	17.87	411,903
Band 37	5,149.759	17.64	90,842
Band 38	236,988.920	17.21	4,078,579
Band 39	86,930.896	16.96	1,474,348
Band 40	17,888.545	16.77	299,991
Band 41	16,717.583	15.65	261,630
Band 42	16,380.088	15.42	252,581
Band 43	70,357.590	15.25	1,072,953
Band 44	355.075	13.09	4,648
Band 46	593,467.334	10.15	6,023,693
Band 47	103,223.529	10.11	1,043,590
Band 55	369.593	10.34	3,822
Band 56	213,379.863	10.45	2,229,820
Band 57	9,652.839	10.30	99,424
Band 59	4,037.433	10.14	40,940
Band 60	1,313.691	10.32	13,557
	9,711,950.316		$121,331,914

198

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,697.080	$13.17	$61,861
Band 4	13,462.423	12.93	174,069
Band 5	5,565.581	12.89	71,740
Band 6	804,967.216	12.79	10,295,531
Band 7	671,134.261	12.74	8,550,250
Band 8	362,631.052	12.65	4,587,283
Band 9	41,696.667	12.60	525,378
Band 10	995,576.425	12.55	12,494,484
Band 11	296,583.496	12.51	3,710,260
Band 12	53,676.409	12.46	668,808
Band 13	462,520.583	12.41	5,739,880
Band 14	1,231,687.355	12.32	15,174,388
Band 15	366,086.812	12.28	4,495,546
Band 16	63,188.295	12.18	769,633
Band 17	906,613.015	12.14	11,006,282
Band 18	2,530.346	12.09	30,592
Band 19	54,664.098	12.00	655,969
Band 20	715,867.247	12.37	8,855,278
Band 21	56,273.273	12.23	688,222
Band 26	31,090.854	13.22	411,021
Band 27	16,434.803	12.93	212,502
Band 28	6,470.876	12.79	82,763
Band 29	5,048.393	12.74	64,317
Band 30	13,499.557	12.46	168,204
Band 31	9,840.961	12.32	121,241
Band 35	2,931.988	12.37	36,269
Band 36	1,241.177	12.23	15,180
Band 37	4,167.589	13.08	54,512
Band 38	48,711.470	12.20	594,280
Band 39	15,294.668	12.06	184,454
Band 40	34,337.611	11.95	410,334
Band 41	10,745.912	12.47	134,002
Band 42	3,203.765	12.28	39,342
Band 43	12,814.967	12.15	155,702
Band 44	428.381	10.85	4,648
Band 46	426,431.746	10.72	4,571,348
Band 47	35,976.912	10.62	382,075
Band 52	1,757.893	10.10	17,755
Band 56	1,176.163	10.10	11,879
Band 57	1,878.159	9.94	18,669
	7,792,905.479		$96,245,951

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	5,791.254	$13.72	$79,456
Band 7	2,537.069	13.56	34,403
Band 9	31,545.411	13.44	423,970
Band 10	8,960.726	13.41	120,163
Band 13	4,250.715	13.29	56,492
Band 15	17,355.039	13.17	228,566
Band 20	2,594.197	13.25	34,373
Band 21	6,285.691	13.14	82,594
Band 26	102,492.629	13.96	1,430,797
Band 27	55,293.738	13.72	758,630
Band 28	29,604.021	13.60	402,615
Band 29	13,805.142	13.56	187,198
Band 30	1,541.543	13.33	20,549
Band 31	5,683.276	13.21	75,076
Band 35	79,991.076	14.12	1,129,474
Band 36	6,913.527	13.96	96,513
Band 38	81,198.451	13.92	1,130,282
Band 39	18,689.268	13.76	257,164
Band 40	1,508.425	13.64	20,575
Band 41	2,273.204	13.33	30,302
Band 42	1,574.602	13.18	20,753
Band 43	11,998.376	13.07	156,819
	491,887.380		$6,776,764
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	4,242.153	$13.71	$58,160
Band 4	81,945.711	16.29	1,334,896
Band 5	11,693.918	15.45	180,671
Band 6	1,420,560.397	13.40	19,035,509
Band 7	174,331.412	15.25	2,658,554
Band 8	662,061.086	13.28	8,792,171
Band 9	110,603.372	15.05	1,664,581
Band 10	1,480,914.360	13.46	19,933,107
Band 11	151,268.283	13.17	1,992,203
Band 12	48,641.644	13.13	638,665
Band 13	343,402.702	14.79	5,078,926
Band 14	529,932.083	13.01	6,894,416
Band 15	695,149.428	14.59	10,142,230
Band 16	50,096.043	12.90	646,239
Band 17	601,855.091	12.86	7,739,856
Band 18	16,564.942	12.83	212,528
Band 19	27,473.671	12.92	354,960
Band 20	211,589.771	13.28	2,809,912
Band 21	76,648.898	13.14	1,007,167
Band 26	150,291.857	15.93	2,394,149
Band 27	27,745.676	15.52	430,613

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
(continued)
Band 28	16,277.196	$15.32	$249,367
Band 29	114,097.767	15.25	1,739,991
Band 30	4,592.692	14.85	68,201
Band 31	932.374	14.66	13,669
Band 34	127.025	13.85	1,759
Band 35	135,698.355	16.22	2,201,027
Band 36	30,547.758	15.93	486,626
Band 37	23,624.491	15.73	371,613
Band 38	571,916.365	17.35	9,922,749
Band 39	172,067.426	17.09	2,940,632
Band 40	76,481.769	16.90	1,292,542
Band 41	15,398.778	15.70	241,761
Band 42	3,034.456	15.47	46,943
Band 43	30,886.459	15.30	472,563
Band 44	371.958	13.18	4,902
Band 45	4,648.332	12.94	60,149
Band 46	615,770.835	12.79	7,875,709
Band 47	97,879.738	12.68	1,241,115
Band 50	4,607.656	11.01	50,730
Band 51	1,747.292	10.86	18,976
Band 52	552.374	11.19	6,181
Band 55	230.437	11.14	2,567
Band 56	143,558.875	9.75	1,399,699
Band 60	459.602	9.62	4,421
	8,942,522.508		$124,713,405
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
Contracts in accumulation period:
Band 35	174,637.269	$13.53	$2,362,842
Band 36	37,911.824	13.38	507,260
Band 37	6,317.186	13.26	83,766
Band 38	405,010.306	13.34	5,402,837
Band 39	74,377.466	13.19	981,039
Band 40	22,627.676	13.07	295,744
	720,881.727		$9,633,488
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	111,399.969	$15.44	$1,720,016
Band 36	9,254.640	15.17	140,393
Band 37	3,611.715	14.97	54,067
Band 38	340,471.346	13.97	4,756,385
Band 39	53,838.079	13.76	740,812
Band 40	37,569.229	13.61	511,317
	556,144.978		$7,922,990

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	49,975.510	$11.90	$594,709
Band 36	2,972.986	11.77	34,992
Band 37	29,551.329	11.67	344,864
Band 38	1,092,796.552	11.73	12,818,504
Band 39	229,722.563	11.60	2,664,782
Band 40	114,700.697	11.50	1,319,058
	1,519,719.637		$17,776,909
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	78,104.243	$11.75	$917,725
Band 36	2,900.950	11.62	33,709
Band 37	825.060	11.52	9,505
Band 38	1,245,609.123	11.59	14,436,610
Band 39	155,551.813	11.45	1,781,068
Band 40	114,712.721	11.36	1,303,137
	1,597,703.910		$18,481,754
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	7,842.415	$11.90	$93,325
Band 36	22,692.767	11.77	267,094
Band 38	666,589.722	11.73	7,819,097
Band 39	101,660.440	11.60	1,179,261
Band 40	156,538.645	11.50	1,800,194
	955,323.989		$11,158,971
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	2,447.431	$11.92	$29,173
Band 38	40,336.180	11.75	473,950
Band 39	17,522.460	11.62	203,611
Band 40	48,908.370	11.52	563,424
	109,214.441		$1,270,158
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	12,959.816	$12.04	$156,036
Band 36	5,067.802	11.90	60,307
Band 38	431,430.796	11.87	5,121,084
Band 39	58,334.724	11.73	684,266
Band 40	66,048.719	11.63	768,147
	573,841.857		$6,789,840
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	41,282.797	$14.45	$596,536
Band 36	7,679.471	14.19	108,972
Band 37	3,321.671	13.99	46,470
Band 38	495,278.205	17.34	8,588,124
Band 39	126,094.933	17.09	2,154,962
Band 40	20,013.387	16.90	338,226
	693,670.464		$11,833,290

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,263.270	$9.49	$11,988
Band 4	24,294.972	9.40	228,373
Band 5	6,184.700	9.38	58,012
Band 6	1,929,680.039	9.35	18,042,508
Band 7	470,209.314	9.33	4,387,053
Band 8	812,615.890	9.29	7,549,202
Band 9	94,268.891	9.28	874,815
Band 10	2,043,343.563	9.26	18,921,361
Band 11	521,490.846	9.24	4,818,575
Band 12	109,783.124	9.23	1,013,298
Band 13	604,139.166	9.21	5,564,122
Band 14	961,013.505	9.17	8,812,494
Band 15	1,067,559.657	9.16	9,778,846
Band 16	75,790.970	9.12	691,214
Band 17	913,068.903	9.10	8,308,927
Band 18	3,298.358	9.09	29,982
Band 19	31,927.107	9.05	288,940
Band 20	369,011.640	9.19	3,391,217
Band 21	38,466.304	9.14	351,582
Band 26	47,778.525	9.50	453,896
Band 27	14,127.520	9.40	132,799
Band 28	7,215.649	9.35	67,466
Band 29	29,704.206	9.33	277,140
Band 30	7,311.175	9.22	67,409
Band 31	2,204.714	9.17	20,217
Band 35	77,791.395	12.77	993,396
Band 36	11,162.011	12.54	139,972
Band 37	14,042.945	12.37	173,711
Band 38	278,073.924	14.81	4,118,275
Band 39	47,285.162	14.59	689,891
Band 40	11,441.228	14.43	165,097
Band 41	10,692.070	9.23	98,688
Band 42	2,862.794	9.16	26,223
Band 43	29,331.002	9.11	267,205
Band 45	1,339.632	8.93	11,963
Band 46	726,145.681	9.07	6,586,141
Band 47	49,172.354	9.02	443,535
Band 50	952.124	9.21	8,769
Band 52	842.768	9.33	7,863
Band 55	6,497.501	9.30	60,427
Band 56	101,874.161	9.76	994,292
Band 59	856.977	9.44	8,090
	11,556,115.737		$108,934,974

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 2	9,964.332	$10.55	$105,124
Band 3	512.237	10.38	5,317
Band 4	98,705.894	10.43	1,029,502
Band 5	14,218.467	10.40	147,872
Band 6	2,992,773.231	10.36	31,005,131
Band 7	1,151,323.381	10.33	11,893,171
Band 8	2,184,953.001	10.28	22,461,317
Band 9	185,123.584	10.26	1,899,368
Band 10	4,791,751.621	10.23	49,019,619
Band 11	756,155.845	10.21	7,720,351
Band 12	138,276.617	10.18	1,407,656
Band 13	1,654,953.003	10.16	16,814,323
Band 14	3,055,080.337	10.11	30,886,862
Band 15	1,794,450.334	10.09	18,106,004
Band 16	169,506.607	10.04	1,701,846
Band 17	2,309,893.703	10.02	23,145,135
Band 18	8,005.662	9.99	79,977
Band 19	170,192.336	9.94	1,691,712
Band 20	926,889.840	10.14	9,398,663
Band 21	119,644.449	10.06	1,203,623
Band 26	150,284.764	10.58	1,590,013
Band 27	48,488.404	10.43	505,734
Band 28	40,196.461	10.35	416,033
Band 29	51,318.278	10.33	530,118
Band 30	3,347.481	10.18	34,077
Band 31	7,420.914	10.11	75,025
Band 35	45,924.762	8.88	407,812
Band 36	1,050.229	8.83	9,274
Band 37	8,581.904	8.79	75,435
Band 38	292,469.626	11.25	3,290,283
Band 39	58,913.892	8.77	516,675
Band 40	57,735.244	8.73	504,029
Band 41	12,602.094	10.19	128,415
Band 42	20,677.519	10.09	208,636
Band 43	63,805.261	10.02	639,329
Band 45	2,841.754	9.78	27,792
Band 46	1,674,847.231	9.97	16,698,227
Band 47	219,301.942	9.90	2,171,089
Band 50	941.277	10.86	10,222
Band 51	765.767	10.71	8,201
Band 55	8,253.442	10.98	90,623
Band 56	317,206.561	8.42	2,670,879
Band 57	13,275.755	8.28	109,923
Band 58	1,165.502	8.22	9,580
Band 60	2,339.609	8.31	19,442
	25,636,130.154		$260,469,439

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	3,423.484	$13.71	$46,936
Band 7	110.335	9.75	1,076
Band 9	8,913.622	9.61	85,660
Band 10	407.226	12.06	4,911
Band 13	8,540.306	9.43	80,535
Band 15	9,584.637	9.29	89,041
Band 21	1,090.126	11.77	12,831
Band 26	21,563.938	10.23	220,599
Band 27	41,618.951	9.94	413,692
Band 28	24,732.943	9.79	242,136
Band 29	8,292.973	9.75	80,856
Band 30	3,035.959	9.47	28,751
Band 31	3,272.728	9.33	30,535
Band 41	705.105	13.21	9,314
Band 43	2,881.276	12.87	37,082
	138,173.609		$1,383,955
ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	4,008.357	$11.19	$44,854
Band 6	37,293.472	11.12	414,703
Band 7	27,233.265	11.09	302,017
Band 8	28,738.515	11.04	317,273
Band 9	2,139.554	11.02	23,578
Band 10	84,197.770	10.99	925,333
Band 11	18,020.387	10.97	197,684
Band 12	4,173.364	10.95	45,698
Band 13	39,165.577	10.92	427,688
Band 14	55,578.411	10.87	604,137
Band 15	24,267.820	10.85	263,306
Band 16	4,855.803	10.80	52,443
Band 17	26,603.200	10.78	286,782
Band 18	1,015.069	10.75	10,912
Band 19	6,505.632	10.70	69,610
Band 20	16,503.831	10.90	179,892
Band 21	249.540	10.82	2,700
Band 35	36,920.452	11.30	417,201
Band 36	4,546.147	11.10	50,462
Band 37	1,812.411	10.95	19,846
Band 38	170,556.609	14.43	2,461,132
Band 39	36,174.384	14.21	514,038
Band 40	2,768.339	14.06	38,923
Band 46	37,664.525	10.73	404,140
Band 47	11,259.548	10.66	120,027
Band 51	2,945.862	10.78	31,756
Band 55	5,087.423	11.05	56,216
	690,285.267		$8,282,351

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,300.825	$10.98	$25,263
Band 4	27,214.763	11.63	316,508
Band 5	327.671	10.79	3,536
Band 6	59,966.008	10.73	643,435
Band 7	14,228.808	11.48	163,347
Band 8	60,020.692	10.64	638,620
Band 9	5,374.820	11.36	61,058
Band 10	59,304.081	11.32	671,322
Band 11	7,522.775	10.54	79,290
Band 12	4,045.907	10.51	42,522
Band 13	29,620.367	11.21	332,044
Band 14	12,492.573	10.42	130,173
Band 15	41,423.252	11.10	459,798
Band 16	1,224.356	10.33	12,648
Band 17	52,141.671	10.30	537,059
Band 20	5,957.517	11.17	66,545
Band 21	13,213.267	11.06	146,139
Band 26	4,303.916	11.87	51,087
Band 27	615.152	11.63	7,154
Band 28	1,608.648	11.52	18,532
Band 29	3,055.500	11.48	35,077
Band 30	32.138	11.25	362
Band 31	373.623	11.13	4,158
Band 35	17,252.938	11.08	191,163
Band 37	12,814.816	10.73	137,503
Band 38	49,378.553	13.48	665,623
Band 39	7,549.518	13.28	100,258
Band 40	5,812.007	13.13	76,312
Band 41	8,805.530	11.25	99,062
Band 42	1,005.622	11.10	11,162
Band 43	7,510.380	10.99	82,539
Band 46	26,440.803	10.24	270,754
Band 47	14,689.787	10.15	149,101
	557,628.284		$6,229,154

206

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	741.153	$10.75	$7,967
Band 4	126,971.496	13.07	1,659,517
Band 5	19,810.947	12.47	247,043
Band 6	2,163,923.171	12.36	26,746,090
Band 7	412,902.842	12.31	5,082,834
Band 8	839,485.975	12.20	10,241,729
Band 9	180,459.243	12.14	2,190,775
Band 10	2,618,723.437	12.09	31,660,366
Band 11	321,610.957	12.04	3,872,196
Band 12	359,614.613	11.99	4,311,779
Band 13	755,522.153	11.93	9,013,379
Band 14	938,561.470	11.01	10,333,562
Band 15	1,414,600.348	11.78	16,663,992
Band 16	57,641.173	9.91	571,224
Band 17	1,016,193.709	10.86	11,035,864
Band 18	2,627.896	10.06	26,437
Band 19	19,431.491	10.58	205,585
Band 20	2,089,804.149	11.88	24,826,873
Band 21	85,806.561	10.77	924,137
Band 26	182,257.103	12.86	2,343,826
Band 27	109,682.452	12.52	1,373,224
Band 28	31,542.358	12.36	389,864
Band 29	60,822.586	12.30	748,118
Band 30	20,417.613	11.98	244,603
Band 31	6,991.099	11.83	82,705
Band 35	40,150.312	13.08	525,166
Band 36	14,584.865	12.86	187,561
Band 37	14,783.652	12.69	187,605
Band 38	245,968.992	13.88	3,414,050
Band 39	67,730.658	13.67	925,878
Band 40	9,717.652	13.52	131,383
Band 41	44,719.021	12.60	563,460
Band 42	8,486.763	12.41	105,321
Band 43	88,135.407	12.27	1,081,421
Band 45	5,700.044	10.44	59,508
Band 46	1,501,152.210	9.82	14,741,315
Band 47	76,537.891	9.94	760,787
Band 50	1,064.820	9.60	10,222
Band 55	1,768.016	9.71	17,167
Band 56	150,932.212	9.48	1,430,837
Band 57	11,529.107	9.32	107,451
	16,119,107.617		$189,052,821

207

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	137,766.400	$12.97	$1,786,830
Band 36	4,450.939	12.82	57,061
Band 37	4,782.245	12.71	60,782
Band 38	9,797.802	12.78	125,216
Band 39	3,163.192	12.64	39,983
	159,960.578		$2,069,872
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	3,753.079	$12.60	$47,289
Band 4	105,570.697	12.42	1,311,188
Band 5	22,492.868	12.39	278,687
Band 6	2,408,047.951	12.31	29,643,070
Band 7	765,973.213	12.28	9,406,151
Band 8	858,504.130	12.21	10,482,335
Band 9	194,467.500	12.17	2,366,669
Band 10	3,483,701.173	12.14	42,292,132
Band 11	673,113.912	12.10	8,144,678
Band 12	188,721.844	12.07	2,277,873
Band 13	1,123,219.325	12.03	13,512,328
Band 14	1,337,345.456	11.96	15,994,652
Band 15	1,103,836.319	11.93	13,168,767
Band 16	186,218.993	11.86	2,208,557
Band 17	938,724.871	11.82	11,095,728
Band 18	13,285.678	11.79	156,638
Band 19	54,172.869	11.72	634,906
Band 20	515,888.224	12.00	6,190,659
Band 21	97,382.743	11.89	1,157,881
Band 25	36,654.767	10.66	390,740
Band 26	218,838.963	12.64	2,766,124
Band 27	93,991.086	12.42	1,167,369
Band 28	35,265.555	12.31	434,119
Band 29	68,854.139	12.28	845,529
Band 30	20,655.945	12.07	249,317
Band 31	1,184.333	11.96	14,165
Band 35	165,838.299	13.08	2,169,165
Band 36	36,630.942	12.84	470,341
Band 37	32,768.410	12.67	415,176
Band 38	584,505.514	15.52	9,071,526
Band 39	79,907.069	15.28	1,220,980
Band 40	86,197.561	15.11	1,302,445
Band 41	6,552.160	12.07	79,085
Band 42	562.133	11.93	6,706
Band 43	39,559.149	11.83	467,985
Band 45	2,341.499	11.48	26,880
Band 46	1,016,285.924	11.76	11,951,522
Band 47	111,117.922	11.65	1,294,524

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Service Class (continued)
Band 49	96,478.493	$10.02	$966,714
Band 51	825.554	9.50	7,843
Band 53	1,791.062	9.65	17,284
Band 55	882.419	9.70	8,559
Band 56	156,536.603	10.27	1,607,631
Band 57	15,468.785	10.11	156,389
Band 58	1,627.630	10.03	16,325
	16,985,742.761		$207,494,631
ING Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	10,612.673	$14.69	$155,900
Band 36	16,346.086	14.53	237,509
Band 38	61,125.389	14.48	885,096
Band 39	11,974.059	14.32	171,469
Band 40	82.292	14.20	1,169
	100,140.499		$1,451,143
ING Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 35	4,459.882	$15.95	$71,135
Band 37	607.715	15.64	9,505
Band 38	11,823.716	15.73	185,987
Band 39	8,081.049	15.55	125,660
Band 40	13,573.508	15.41	209,168
	38,545.870		$601,455
ING Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 35	7,583.624	$15.32	$116,181
Band 36	3,996.555	15.15	60,548
Band 37	2,865.786	15.02	43,044
Band 38	23,867.448	15.10	360,398
Band 39	6,711.345	14.93	100,200
Band 40	6,391.103	14.80	94,588
	51,415.861		$774,959
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	461.198	$8.89	$4,100
Band 23	12,391.482	8.85	109,665
	12,852.680		$113,765

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 2	24,955.488	$8.89	$221,854
Band 3	1,131.304	9.87	11,166
Band 4	166,429.039	8.82	1,467,904
Band 5	296,136.287	8.81	2,608,961
Band 6	5,214,661.746	8.78	45,784,730
Band 7	5,553,954.901	8.77	48,708,184
Band 8	2,208,410.830	8.74	19,301,511
Band 9	910,182.652	8.73	7,945,895
Band 10	4,802,894.569	8.71	41,833,212
Band 11	2,991,951.118	8.70	26,029,975
Band 12	2,224,320.258	8.68	19,307,100
Band 13	4,737,771.209	8.67	41,076,476
Band 14	7,192,594.425	8.64	62,144,016
Band 15	1,358,804.713	8.63	11,726,485
Band 16	289,364.594	8.60	2,488,536
Band 17	3,510,576.434	8.59	30,155,852
Band 18	170,913.637	8.57	1,464,730
Band 19	426,778.439	8.55	3,648,956
Band 20	2,961,016.835	8.66	25,642,406
Band 21	718,361.958	8.61	6,185,096
Band 24	243.079	9.04	2,197
Band 25	59,726.749	9.97	595,476
Band 26	1,657,053.145	8.91	14,764,344
Band 27	739,239.864	8.82	6,520,096
Band 28	476,573.692	8.78	4,184,317
Band 29	50,757.656	8.77	445,145
Band 30	11,893.979	8.68	103,240
Band 31	14,898.174	8.64	128,720
Band 35	219,593.574	15.07	3,309,275
Band 36	14,246.827	14.84	211,423
Band 37	13,463.284	14.66	197,372
Band 38	321,507.930	14.09	4,530,047
Band 39	40,317.911	13.88	559,613
Band 40	21,176.812	13.73	290,758
Band 41	46,739.678	8.69	406,168
Band 42	12,335.200	8.63	106,453
Band 43	111,419.049	8.59	957,090
Band 44	581.093	8.49	4,933
Band 45	6,092.888	8.45	51,485
Band 46	1,508,277.221	8.56	12,910,853
Band 47	169,041.221	8.52	1,440,231
Band 51	1,591.912	9.23	14,693
Band 52	282.700	9.40	2,657
Band 54	3,535.093	9.26	32,735
Band 56	24,112.854	9.47	228,349
	51,285,912.021		$449,750,715

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	2,644.228	$10.46	$27,659
Band 9	4,703.159	10.32	48,537
Band 10	144,692.213	10.29	1,488,883
Band 13	286.163	10.19	2,916
Band 15	43,440.171	10.09	438,311
Band 20	2,561.694	10.15	26,001
Band 21	45,431.072	10.05	456,582
Band 26	229,680.218	10.78	2,475,953
Band 27	110,459.653	10.56	1,166,454
Band 28	20,180.525	10.46	211,088
Band 29	269,412.044	10.42	2,807,273
Band 30	158,522.833	10.21	1,618,518
Band 31	55,006.355	10.11	556,114
Band 38	460.156	10.74	4,942
Band 39	2,205.294	10.60	23,376
	1,089,685.778		$11,352,607
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	2,080.794	$10.25	$21,328
Band 9	25,016.925	10.12	253,171
Band 10	34,443.339	10.08	347,189
Band 12	1,463.428	10.02	14,664
Band 13	10,233.140	9.99	102,229
Band 15	35,785.113	9.89	353,915
Band 20	2,558.398	9.96	25,482
Band 21	52,071.381	9.86	513,424
Band 26	301,885.235	10.54	3,181,870
Band 27	72,385.021	10.34	748,461
Band 28	83,640.403	10.24	856,478
Band 29	261,873.109	10.21	2,673,724
Band 30	67,053.712	10.01	671,208
Band 31	59,276.197	9.92	588,020
Band 38	30,980.562	10.51	325,606
Band 39	3,041.540	10.38	31,571
	1,043,788.297		$10,708,340

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 9	40,694.872	$10.10	$411,018
Band 10	22,984.449	10.07	231,453
Band 13	2,091.430	9.97	20,852
Band 15	23,578.074	9.88	232,951
Band 20	6,838.099	9.94	67,971
Band 21	26,942.849	9.85	265,387
Band 26	181,133.373	10.51	1,903,712
Band 27	66,144.566	10.31	681,950
Band 28	26,516.478	10.22	270,998
Band 29	242,948.472	10.19	2,475,645
Band 30	39,598.905	10.00	395,989
Band 31	50,600.979	9.91	501,456
Band 44	685.548	9.60	6,581
	730,758.094		$7,465,963
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	206.176	$10.27	$2,117
Band 9	2,560.382	10.14	25,962
Band 10	50,172.141	10.11	507,240
Band 13	286.043	10.03	2,869
Band 15	2,134.737	9.94	21,219
Band 21	14,624.258	9.91	144,926
Band 26	147,681.028	10.54	1,556,558
Band 27	25,791.925	10.35	266,946
Band 28	13,120.534	10.26	134,617
Band 29	110,075.156	10.23	1,126,069
Band 30	26,618.521	10.05	267,516
Band 31	5,154.931	9.96	51,343
Band 35	287.201	10.66	3,062
	398,713.033		$4,110,444
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	1,470.374	$10.24	$15,057
Band 10	14,010.903	10.21	143,051
Band 13	1,468.951	10.13	14,880
Band 15	576.663	10.04	5,790
Band 20	4,077.312	10.10	41,181
Band 26	126,066.249	10.62	1,338,824
Band 27	56,040.717	10.44	585,065
Band 28	82,471.311	10.35	853,578
Band 29	80,620.220	10.32	832,001
Band 30	2,743.675	10.15	27,848
Band 31	4,441.068	10.06	44,677
Band 39	12,866.969	10.47	134,717
	386,854.412		$4,036,669

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	13,787.571	$10.11	$139,392
Band 10	33,376.182	10.09	336,766
Band 13	228.886	10.00	2,289
Band 15	383.122	9.92	3,801
Band 20	3,094.150	9.98	30,880
Band 26	63,225.505	10.47	661,971
Band 27	3,150.378	10.30	32,449
Band 28	2,454.176	10.22	25,082
Band 29	53,192.086	10.19	542,027
Band 30	8,234.943	10.03	82,596
Band 31	136,516.661	9.94	1,356,976
Band 35	151.804	10.59	1,608
	317,795.464		$3,215,837
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,106.498	$10.37	$135,914
Band 10	27,843.361	10.34	287,900
Band 13	864.438	10.26	8,869
Band 15	47,046.342	10.19	479,402
Band 21	60,062.995	10.16	610,240
Band 26	93,524.629	10.72	1,002,584
Band 27	27,170.331	10.56	286,919
Band 28	10,366.838	10.47	108,541
Band 29	51,319.010	10.45	536,284
Band 30	128,999.435	10.29	1,327,404
Band 31	5,988.816	10.21	61,146
Band 39	1.312	10.59	14
Band 44	1,298.422	9.94	12,906
	467,592.427		$4,858,123
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	5,561.235	$10.44	$58,059
Band 10	14,915.620	10.41	155,272
Band 13	418.410	10.34	4,326
Band 15	3,999.484	10.26	41,035
Band 21	816.170	10.23	8,349
Band 26	9,565.007	10.77	103,015
Band 27	45,749.422	10.61	485,401
Band 28	1,763.216	10.54	18,584
Band 29	89,192.465	10.51	937,413
Band 30	12,577.709	10.36	130,305
Band 31	1,984.035	10.28	20,396
	186,542.773		$1,962,155

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	4,319.963	$10.38	$44,841
Band 10	2,219.871	10.35	22,976
Band 15	4,687.410	10.21	47,858
Band 26	500,753.228	10.69	5,353,052
Band 27	395,778.353	10.54	4,171,504
Band 28	231,743.061	10.47	2,426,350
Band 29	56,162.224	10.45	586,895
Band 30	9,026.614	10.30	92,974
Band 31	10,611.599	10.23	108,557
	1,215,302.323		$12,855,007
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	204,384.117	$10.47	$2,139,902
Band 10	7,699.934	10.45	80,464
Band 13	74,879.076	10.38	777,245
Band 14	11,134.852	10.34	115,134
Band 15	62,292.196	10.32	642,855
Band 21	2,798.610	10.30	28,826
Band 26	1,263,588.977	10.75	13,583,582
Band 27	896,787.707	10.61	9,514,918
Band 28	430,898.885	10.55	4,545,983
Band 29	164,964.821	10.53	1,737,080
Band 30	267,169.401	10.40	2,778,562
Band 31	31,362.875	10.33	323,978
	3,417,961.451		$36,268,529
ING BlackRock Science and Technology Opportunities
Portfolio - Class S
Contracts in accumulation period:
Band 2	4,747.566	$11.52	$54,692
Band 4	72,817.169	11.45	833,757
Band 5	22,946.269	11.43	262,276
Band 6	3,411,900.610	11.40	38,895,667
Band 7	1,503,493.259	11.38	17,109,753
Band 8	1,967,266.335	11.35	22,328,473
Band 9	100,319.509	11.34	1,137,623
Band 10	3,692,592.648	11.32	41,800,149
Band 11	737,799.141	11.31	8,344,508
Band 12	225,420.390	11.29	2,544,996
Band 13	1,481,272.471	11.28	16,708,753
Band 14	2,293,798.430	11.24	25,782,294
Band 15	1,679,055.362	11.23	18,855,792
Band 16	157,790.592	11.20	1,767,255
Band 17	2,011,911.295	11.18	22,493,168
Band 18	25,117.984	11.17	280,568
Band 19	191,955.214	11.14	2,138,381
Band 20	871,633.837	11.26	9,814,597
Band 21	119,764.647	11.21	1,342,562

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class S (continued)
Band 25	760.513	$11.55	$8,784
Band 26	54,468.916	11.54	628,571
Band 27	7,425.670	11.44	84,950
Band 28	7,188.158	11.40	81,945
Band 29	117,505.511	11.38	1,337,213
Band 30	7,599.523	11.29	85,799
Band 31	3,437.119	11.24	38,633
Band 35	19,660.496	17.01	334,425
Band 36	3,220.422	16.82	54,167
Band 37	11,262.317	16.67	187,743
Band 38	298,014.145	16.77	4,997,697
Band 39	26,939.946	16.58	446,664
Band 40	26,303.477	16.43	432,166
Band 41	28,791.610	11.29	325,057
Band 42	15,179.017	11.23	170,460
Band 43	34,816.990	11.19	389,602
Band 45	6,607.724	11.03	72,883
Band 46	1,447,072.388	11.15	16,134,857
Band 47	247,483.726	11.11	2,749,544
Band 50	286.678	11.28	3,234
Band 51	471.113	11.19	5,272
Band 52	2,360.606	11.38	26,864
Band 55	14,228.499	11.35	161,493
Band 56	215,477.661	11.48	2,473,684
Band 57	23,770.742	11.31	268,847
	23,191,935.695		$263,995,818
ING Euro STOXX 50 Index Portfolio - Class A
Contracts in accumulation period:
Band 6	113,072.915	$8.79	$993,911
Band 7	22,581.431	8.79	198,491
Band 8	17,995.310	8.77	157,819
Band 9	3,350.441	8.77	29,383
Band 10	169,739.400	8.76	1,486,917
Band 11	12,538.331	8.76	109,836
Band 13	14,689.894	8.75	128,537
Band 14	25,404.835	8.74	222,038
Band 15	55,334.678	8.73	483,072
Band 16	570.135	8.72	4,972
Band 17	22,694.636	8.72	197,897
Band 19	3,089.017	8.70	26,874
Band 20	54,868.757	8.74	479,553
Band 21	218.134	8.73	1,904
Band 27	882.060	8.81	7,771
Band 38	337.929	8.83	2,984
Band 46	17,195.559	8.70	149,601
Band 47	109.526	8.69	952
Band 56	6,373.065	8.82	56,210
	541,046.053		$4,738,722

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FTSE 100 Index Portfolio - Class A
Contracts in accumulation period:
Band 6	76,850.664	$11.02	$846,894
Band 7	4,701.847	11.01	51,767
Band 8	16,699.227	11.00	183,691
Band 9	311.456	10.99	3,423
Band 10	95,140.106	10.98	1,044,638
Band 11	9,573.434	10.98	105,116
Band 12	3,200.177	10.97	35,106
Band 13	7,137.655	10.96	78,229
Band 14	28,966.405	10.95	317,182
Band 15	14,589.603	10.94	159,610
Band 16	423.259	10.93	4,626
Band 17	29,128.622	10.92	318,085
Band 18	7,214.526	10.92	78,783
Band 19	2,684.662	10.90	29,263
Band 20	9,227.932	10.96	101,138
Band 29	554.892	11.01	6,109
Band 38	286.038	11.07	3,166
Band 42	957.841	10.94	10,479
Band 46	16,827.935	10.91	183,593
Band 47	3,016.993	10.89	32,855
Band 56	163.118	11.05	1,802
	327,656.392		$3,595,555
ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Band 4	28,020.216	$13.78	$386,119
Band 5	354.830	13.77	4,886
Band 6	1,477,004.148	13.74	20,294,037
Band 7	166,799.491	13.73	2,290,157
Band 8	384,994.364	13.71	5,278,273
Band 9	17,903.609	13.70	245,279
Band 10	1,180,071.026	13.68	16,143,372
Band 11	145,964.724	13.67	1,995,338
Band 12	27,622.023	13.66	377,317
Band 13	248,033.315	13.65	3,385,655
Band 14	490,238.861	13.63	6,681,956
Band 15	514,971.655	13.61	7,008,764
Band 16	29,066.743	13.59	395,017
Band 17	415,910.652	13.58	5,648,067
Band 18	3,221.688	13.57	43,718
Band 19	8,441.595	13.54	114,299
Band 20	125,473.199	13.64	1,711,454
Band 21	9,604.686	13.60	130,624
Band 26	21,460.061	13.85	297,222
Band 27	5,968.670	13.78	82,248
Band 28	2,190.881	13.74	30,103
Band 29	1,891.908	13.73	25,976

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Hang Seng Index Portfolio - Class S (continued)
Band 31	207.292	$13.62	$2,823
Band 38	4,120.426	13.84	57,027
Band 41	4,203.786	13.66	57,424
Band 42	762.863	13.61	10,383
Band 43	652.404	13.58	8,860
Band 46	591,229.328	13.55	8,011,157
Band 47	45,722.613	13.52	618,170
Band 56	39,962.686	13.80	551,485
Band 57	263.397	13.67	3,601
	5,992,333.140		$81,890,811
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	8,825.280	$10.27	$90,636
Band 4	49,366.682	10.02	494,654
Band 5	20,697.921	9.98	206,565
Band 6	1,008,073.567	9.88	9,959,767
Band 7	884,341.459	9.83	8,693,077
Band 8	647,789.683	9.74	6,309,472
Band 9	531,145.968	9.69	5,146,804
Band 10	1,038,512.884	9.65	10,021,649
Band 11	198,595.726	9.60	1,906,519
Band 12	161,650.751	9.55	1,543,765
Band 13	1,294,912.496	9.51	12,314,618
Band 14	1,266,072.051	9.42	11,926,399
Band 15	927,564.506	9.37	8,691,279
Band 16	63,553.495	9.28	589,776
Band 17	994,062.610	9.24	9,185,139
Band 18	16,721.381	9.19	153,669
Band 19	121,874.214	9.10	1,109,055
Band 20	724,865.023	9.46	6,857,223
Band 21	133,697.973	9.33	1,247,402
Band 26	2,357,493.847	10.31	24,305,762
Band 27	1,449,598.630	10.02	14,524,978
Band 28	872,604.646	9.88	8,621,334
Band 29	83,051.756	9.83	816,399
Band 30	22,121.503	9.55	211,260
Band 31	26,699.792	9.41	251,245
Band 35	288,639.694	10.51	3,033,603
Band 36	27,044.569	10.32	279,100
Band 37	16,528.221	10.17	168,092
Band 38	295,030.912	13.00	3,835,402
Band 39	69,816.760	12.81	894,353
Band 40	36,645.281	12.66	463,929
Band 41	36,498.272	11.80	430,680
Band 42	18,280.019	11.63	212,597
Band 43	61,749.155	11.50	710,115
Band 44	229.053	10.26	2,350
Band 45	12,717.820	10.08	128,196
Band 46	346,809.326	9.72	3,370,987

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class S
(continued)
Band 47	34,595.968	$9.63	$333,159
Band 49	264,250.143	8.66	2,288,406
Band 56	3,204.277	8.92	28,582
	16,415,933.314		$161,357,997
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,545.753	$13.47	$20,821
Band 4	81,100.640	14.92	1,210,022
Band 5	14,468.434	15.03	217,461
Band 6	1,204,163.853	13.12	15,798,630
Band 7	401,902.684	14.81	5,952,179
Band 8	702,178.705	12.98	9,114,280
Band 9	236,175.342	14.60	3,448,160
Band 10	1,163,968.126	12.52	14,572,881
Band 11	190,119.163	12.85	2,443,031
Band 12	39,170.707	12.81	501,777
Band 13	573,103.026	14.32	8,206,835
Band 14	760,861.618	12.68	9,647,725
Band 15	609,244.411	14.12	8,602,531
Band 16	45,203.955	12.55	567,310
Band 17	970,504.560	12.51	12,141,012
Band 18	865.234	12.46	10,781
Band 19	27,745.535	12.02	333,501
Band 20	261,090.646	12.36	3,227,080
Band 21	137,689.433	12.23	1,683,942
Band 26	337,983.725	15.54	5,252,267
Band 27	188,550.860	15.10	2,847,118
Band 28	80,415.795	14.88	1,196,587
Band 29	60,499.148	14.81	895,992
Band 30	33,168.031	14.39	477,288
Band 31	37,177.130	14.18	527,172
Band 34	130.605	13.33	1,741
Band 35	171,022.892	15.84	2,709,003
Band 36	24,243.132	15.54	376,738
Band 37	6,071.609	15.32	93,017
Band 38	402,584.285	16.32	6,570,176
Band 39	103,862.400	16.07	1,669,069
Band 40	37,026.271	15.89	588,347
Band 41	31,962.873	14.38	459,626
Band 42	25,708.471	14.17	364,289
Band 43	63,184.661	14.01	885,217
Band 44	193.016	12.21	2,357
Band 45	12,468.445	11.73	146,255
Band 46	572,998.528	11.35	6,503,533
Band 47	58,002.362	11.24	651,947
Band 49	143,953.470	9.69	1,394,909
Band 50	555.532	10.56	5,866
Band 55	4,925.379	10.68	52,603
Band 56	7,007.691	10.30	72,179
	9,824,798.136		$131,443,255

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	1,062.413	$12.75	$13,546
Band 4	60,478.417	14.21	859,398
Band 5	15,499.994	14.81	229,555
Band 6	987,422.081	12.41	12,253,908
Band 7	286,449.364	14.60	4,182,161
Band 8	519,024.920	12.29	6,378,816
Band 9	199,705.478	14.39	2,873,762
Band 10	1,018,778.209	11.82	12,041,958
Band 11	173,218.616	12.16	2,106,338
Band 12	22,716.701	12.12	275,326
Band 13	594,432.216	14.12	8,393,383
Band 14	687,192.839	12.00	8,246,314
Band 15	440,060.167	13.92	6,125,638
Band 16	47,699.242	11.88	566,667
Band 17	781,772.333	11.84	9,256,184
Band 18	3,625.656	11.80	42,783
Band 19	49,602.813	11.34	562,496
Band 20	198,366.032	11.66	2,312,948
Band 21	88,732.064	11.54	1,023,968
Band 26	245,499.302	15.32	3,761,049
Band 27	123,137.368	14.88	1,832,284
Band 28	67,943.008	14.67	996,724
Band 29	49,684.110	14.60	725,388
Band 30	26,211.086	14.18	371,673
Band 31	21,895.189	13.98	306,095
Band 34	24.256	13.14	319
Band 35	86,982.502	15.61	1,357,797
Band 36	5,096.808	15.32	78,083
Band 37	2,101.700	15.10	31,736
Band 38	182,934.325	15.68	2,868,410
Band 39	30,916.080	15.45	477,653
Band 40	9,727.667	15.28	148,639
Band 41	28,386.382	13.69	388,610
Band 42	14,371.530	13.49	193,872
Band 43	69,145.031	13.34	922,395
Band 44	1,277.952	11.56	14,773
Band 45	10,847.077	11.05	119,860
Band 46	529,325.953	10.27	5,436,178
Band 47	51,313.743	10.18	522,374
Band 49	113,802.213	9.17	1,043,566
Band 52	231.386	9.76	2,258
Band 55	2,919.516	9.72	28,378
Band 56	50,955.755	10.58	539,112
	7,900,569.494		$99,912,375

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 2	918.634	$8.18	$7,514
Band 4	27,888.039	8.12	226,451
Band 5	2,642.845	8.11	21,433
Band 6	1,156,597.964	8.09	9,356,878
Band 7	692,293.400	8.08	5,593,731
Band 8	667,676.609	8.06	5,381,473
Band 9	71,549.730	8.04	575,260
Band 10	1,270,770.912	8.03	10,204,290
Band 11	257,003.823	8.02	2,061,171
Band 12	42,289.454	8.01	338,739
Band 13	391,364.685	8.00	3,130,917
Band 14	676,623.536	7.98	5,399,456
Band 15	571,743.521	7.97	4,556,796
Band 16	7,730.101	7.94	61,377
Band 17	517,282.411	7.93	4,102,050
Band 19	17,787.839	7.90	140,524
Band 20	233,417.792	7.99	1,865,008
Band 21	19,562.518	7.95	155,522
Band 25	197.097	14.90	2,937
Band 26	100,626.725	8.19	824,133
Band 27	47,490.670	8.12	385,624
Band 28	43,198.470	8.09	349,476
Band 29	18,589.543	8.08	150,204
Band 30	7,566.199	8.01	60,605
Band 31	954.482	7.98	7,617
Band 35	27,911.975	14.94	417,005
Band 36	2,332.575	14.89	34,732
Band 37	4,253.297	14.85	63,161
Band 38	250,707.128	8.18	2,050,784
Band 39	54,363.644	14.82	805,669
Band 40	12,174.271	14.78	179,936
Band 41	7,865.447	8.01	63,002
Band 42	4,527.256	7.97	36,082
Band 43	10,236.061	7.93	81,172
Band 44	213.985	7.86	1,682
Band 45	1,100.999	7.82	8,610
Band 46	330,300.265	7.91	2,612,675
Band 47	66,407.701	7.88	523,293
Band 49	165,100.461	11.40	1,882,145
Band 56	162,647.163	8.15	1,325,574
Band 57	752.589	8.02	6,036
	7,944,661.816		$65,050,744

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Japan TOPIX Index® Portfolio - Class A
Contracts in accumulation period:
Band 4	185.836	$11.07	$2,057
Band 6	63,936.282	11.05	706,496
Band 7	143,529.312	11.04	1,584,564
Band 8	37,652.614	11.03	415,308
Band 9	1,032.479	11.02	11,378
Band 10	161,676.917	11.01	1,780,063
Band 11	21,607.280	11.01	237,896
Band 12	5,714.060	11.00	62,855
Band 13	10,394.012	10.99	114,230
Band 14	42,961.862	10.98	471,721
Band 15	33,250.943	10.97	364,763
Band 16	2,337.314	10.96	25,617
Band 17	68,820.818	10.95	753,588
Band 19	2,710.063	10.93	29,621
Band 20	41,311.300	10.99	454,011
Band 26	752.613	11.11	8,362
Band 38	156.266	11.10	1,735
Band 41	87.836	11.00	966
Band 46	121,864.142	10.94	1,333,194
Band 47	3,430.377	10.92	37,460
Band 56	6,176.499	11.08	68,436
	769,588.825		$8,464,321
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	3,435.195	$13.08	$44,932
Band 3	1,906.767	13.02	24,826
Band 4	28,032.086	14.11	395,533
Band 5	39,681.040	14.10	559,503
Band 6	1,455,162.203	14.07	20,474,132
Band 7	1,210,244.333	14.06	17,016,035
Band 8	253,938.029	14.04	3,565,290
Band 9	72,869.868	14.02	1,021,636
Band 10	980,479.780	14.01	13,736,522
Band 11	503,488.863	14.00	7,048,844
Band 12	369,472.340	13.99	5,168,918
Band 13	621,151.895	13.97	8,677,492
Band 14	1,419,969.564	13.95	19,808,575
Band 15	302,452.224	13.94	4,216,184
Band 16	26,401.265	13.91	367,242
Band 17	793,302.637	13.90	11,026,907
Band 18	14,899.829	13.89	206,959
Band 19	59,353.754	13.86	822,643
Band 20	1,118,326.953	13.96	15,611,844
Band 21	111,522.649	13.92	1,552,395
Band 25	8,300.535	13.10	108,737
Band 26	132,522.501	14.18	1,879,169

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class S (continued)
Band 27	82,509.957	$14.11	$1,164,215
Band 28	39,022.163	14.07	549,042
Band 29	67,769.794	14.06	952,843
Band 30	9,116.013	13.99	127,533
Band 31	30,002.110	13.95	418,529
Band 35	85,980.152	14.23	1,223,498
Band 36	1,894.204	14.18	26,860
Band 37	560.843	14.15	7,936
Band 38	26,669.041	14.17	377,900
Band 39	8,686.381	14.12	122,652
Band 40	12,921.337	14.08	181,932
Band 41	19,746.916	13.99	276,259
Band 42	13,472.103	13.94	187,801
Band 43	20,093.953	13.90	279,306
Band 46	194,660.854	13.88	2,701,893
Band 47	27,687.583	13.84	383,196
Band 54	2,734.334	13.93	38,089
Band 55	1,873.118	14.04	26,299
Band 56	13,184.873	14.13	186,302
Band 57	2,335.822	14.00	32,702
	10,187,835.861		$142,599,105
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	5,915.787	$9.06	$53,597
Band 2	207,126.770	9.12	1,888,996
Band 3	2,014.184	14.22	28,642
Band 4	231,933.917	9.06	2,101,321
Band 5	140,441.065	9.05	1,270,992
Band 6	5,649,134.058	9.02	50,955,189
Band 7	4,030,871.497	9.01	36,318,152
Band 8	5,375,801.482	8.99	48,328,455
Band 9	646,133.395	8.97	5,795,817
Band 10	3,433,710.535	8.96	30,766,046
Band 11	5,831,461.091	8.95	52,191,577
Band 12	998,453.753	8.94	8,926,177
Band 13	2,936,570.164	8.92	26,194,206
Band 14	3,660,782.289	8.90	32,580,962
Band 15	1,491,908.855	8.89	13,263,070
Band 16	78,577.918	8.86	696,200
Band 17	1,501,855.679	8.85	13,291,423
Band 18	45,796.958	8.84	404,845
Band 19	142,162.006	8.81	1,252,447
Band 20	1,252,325.745	8.91	11,158,222
Band 21	227,259.448	8.87	2,015,791
Band 22	27.078	13.00	352
Band 23	7,297.757	12.97	94,652
Band 25	22,334.920	14.33	320,059

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class S
(continued)
Band 26	142,524.694	$9.14	$1,302,676
Band 27	77,504.434	9.06	702,190
Band 28	46,480.042	9.02	419,250
Band 29	114,143.178	9.01	1,028,430
Band 30	25,481.226	8.94	227,802
Band 31	11,242.656	8.90	100,060
Band 38	38,222.713	9.12	348,591
Band 41	79,881.706	8.94	714,142
Band 42	11,054.711	8.89	98,276
Band 43	71,318.682	8.85	631,170
Band 45	278.246	8.73	2,429
Band 46	770,234.365	8.82	6,793,467
Band 47	118,752.134	8.79	1,043,831
Band 50	12,669.226	8.92	113,009
Band 56	284,087.551	9.09	2,582,356
Band 57	1,683.029	8.95	15,063
Band 60	355.108	8.97	3,185
	39,725,810.052		$356,023,117
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	641.623	$13.81	$8,861
Band 4	57,219.011	13.75	786,761
Band 6	194,823.462	13.71	2,671,030
Band 7	175,163.112	13.70	2,399,735
Band 8	170,983.056	13.67	2,337,338
Band 9	97,960.678	13.66	1,338,143
Band 10	200,933.960	13.65	2,742,749
Band 11	92,051.641	13.64	1,255,584
Band 12	1,462.718	13.63	19,937
Band 13	224,171.067	13.61	3,050,968
Band 14	217,481.787	13.59	2,955,577
Band 15	202,475.680	13.58	2,749,620
Band 16	5,134.863	13.55	69,577
Band 17	178,884.473	13.54	2,422,096
Band 18	142.141	13.53	1,923
Band 19	441.215	13.51	5,961
Band 20	77,313.329	13.60	1,051,461
Band 21	40,775.721	13.57	553,327
Band 26	177,815.234	13.82	2,457,407
Band 27	166,304.162	13.74	2,285,019
Band 28	62,967.122	13.71	863,279
Band 29	27,250.282	13.70	373,329
Band 30	15,289.893	13.62	208,248
Band 31	17,824.246	13.59	242,232
Band 38	248.063	13.81	3,426
Band 41	8,827.146	13.63	120,314
Band 42	5,678.837	13.58	77,119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio -
Class S (continued)
Band 43	45,519.939	$13.54	$616,340
Band 45	658.325	13.42	8,835
Band 46	79,615.149	13.52	1,076,397
Band 47	13,780.764	13.48	185,765
Band 51	3,117.704	13.54	42,214
Band 56	18,105.500	13.77	249,313
	2,581,061.903		$35,229,885
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
Band 2	45,667.506	$16.24	$741,640
Band 3	2,741.590	16.14	44,249
Band 4	80,859.903	16.17	1,307,505
Band 5	49,507.017	16.16	800,033
Band 6	2,632,553.414	16.13	42,463,087
Band 7	1,117,705.531	16.11	18,006,236
Band 8	1,976,186.311	16.08	31,777,076
Band 9	245,449.597	16.07	3,944,375
Band 10	2,324,537.775	16.06	37,332,077
Band 11	2,482,145.440	16.04	39,813,613
Band 12	415,384.232	16.03	6,658,609
Band 13	1,252,894.006	16.01	20,058,833
Band 14	1,892,550.333	15.99	30,261,880
Band 15	801,913.514	15.97	12,806,559
Band 16	57,632.267	15.94	918,658
Band 17	1,195,307.767	15.93	19,041,253
Band 18	26,085.244	15.92	415,277
Band 19	52,745.235	15.89	838,122
Band 20	749,319.332	16.00	11,989,109
Band 21	105,503.546	15.96	1,683,837
Band 25	13,657.897	16.27	222,214
Band 26	30,836.666	16.25	501,096
Band 27	19,644.810	16.17	317,657
Band 28	2,783.965	16.13	44,905
Band 29	30,589.391	16.11	492,795
Band 30	5,637.528	16.03	90,370
Band 31	293.495	15.99	4,693
Band 38	44,158.462	16.24	717,133
Band 41	18,096.677	16.03	290,090
Band 42	1,754.636	15.97	28,022
Band 43	30,405.460	15.93	484,359
Band 45	653.961	15.79	10,326
Band 46	720,648.867	15.90	11,458,317
Band 47	43,273.480	15.86	686,317
Band 50	2,606.581	16.02	41,757
Band 51	1,533.594	15.93	24,430
Band 54	433.000	15.96	6,911

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S (continued)
Band 55	488.421	$16.09	$7,859
Band 56	97,479.386	16.20	1,579,166
Band 57	6,877.929	16.04	110,322
Band 59	685.991	15.89	10,900
	18,579,229.757		$298,031,667
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 2	3,321.813	$10.52	$34,945
Band 4	19,619.861	10.44	204,831
Band 5	5,853.305	10.43	61,050
Band 6	1,854,423.542	10.40	19,286,005
Band 7	667,996.164	10.39	6,940,480
Band 8	1,182,183.782	10.36	12,247,424
Band 9	79,361.412	10.34	820,597
Band 10	2,724,465.613	10.33	28,143,730
Band 11	612,676.281	10.31	6,316,692
Band 12	78,462.303	10.30	808,162
Band 13	674,521.513	10.29	6,940,826
Band 14	682,864.533	10.26	7,006,190
Band 15	971,877.047	10.24	9,952,021
Band 16	20,646.521	10.21	210,801
Band 17	663,918.074	10.20	6,771,964
Band 18	964.135	10.19	9,825
Band 19	30,185.769	10.16	306,687
Band 20	301,367.555	10.27	3,095,045
Band 21	18,259.658	10.23	186,796
Band 26	29,845.690	10.53	314,275
Band 27	19,375.347	10.44	202,279
Band 28	6,122.229	10.40	63,671
Band 29	10,465.073	10.39	108,732
Band 30	5,372.157	10.30	55,333
Band 31	2,073.515	10.26	21,274
Band 38	16,668.661	10.52	175,354
Band 41	6,708.538	10.30	69,098
Band 42	3,484.540	10.24	35,682
Band 43	6,199.031	10.20	63,230
Band 46	612,161.616	10.17	6,225,684
Band 47	129,023.290	10.13	1,307,006
Band 56	269,775.521	10.47	2,824,550
Band 57	5,061.891	10.32	52,239
Band 59	411.647	10.16	4,182
	11,715,717.627		$120,866,660

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	648.935	$10.93	$7,093
Band 2	1,780.147	10.92	19,439
Band 4	48,576.795	10.84	526,572
Band 5	28,493.380	10.83	308,583
Band 6	1,880,369.220	10.80	20,307,988
Band 7	1,415,119.004	10.78	15,254,983
Band 8	1,667,334.585	10.75	17,923,847
Band 9	105,578.306	10.74	1,133,911
Band 10	2,760,385.965	10.72	29,591,338
Band 11	816,183.160	10.71	8,741,322
Band 12	186,026.266	10.69	1,988,621
Band 13	1,054,400.100	10.68	11,260,993
Band 14	1,359,241.864	10.65	14,475,926
Band 15	1,007,544.752	10.63	10,710,201
Band 16	48,816.138	10.60	517,451
Band 17	1,207,535.535	10.59	12,787,801
Band 18	10,520.166	10.57	111,198
Band 19	25,377.954	10.54	267,484
Band 20	764,004.190	10.66	8,144,285
Band 21	36,463.751	10.62	387,245
Band 25	8,337.889	10.95	91,300
Band 26	48,465.308	10.93	529,726
Band 27	26,550.207	10.84	287,804
Band 28	8,936.328	10.80	96,512
Band 29	40,552.046	10.78	437,151
Band 30	5,584.701	10.69	59,700
Band 31	1,203.735	10.65	12,820
Band 38	23,521.945	10.92	256,860
Band 41	9,071.603	10.69	96,975
Band 42	4,970.125	10.64	52,882
Band 43	11,418.618	10.59	120,923
Band 46	998,816.486	10.56	10,547,502
Band 47	150,555.454	10.51	1,582,338
Band 52	390.893	10.78	4,214
Band 56	494,818.177	10.87	5,378,674
Band 57	2,899.771	10.71	31,057
Band 59	1,712.230	10.55	18,064
	16,262,205.729		$174,070,783

226

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Band 2	3,334.514	$11.08	$36,946
Band 4	25,618.645	11.01	282,061
Band 5	4,080.520	11.00	44,886
Band 6	1,686,231.357	10.97	18,497,958
Band 7	435,427.349	10.95	4,767,929
Band 8	579,000.427	10.92	6,322,685
Band 9	30,272.342	10.91	330,271
Band 10	1,764,764.620	10.89	19,218,287
Band 11	248,836.491	10.88	2,707,341
Band 12	44,467.755	10.86	482,920
Band 13	494,419.620	10.85	5,364,453
Band 14	682,438.679	10.82	7,383,987
Band 15	730,562.363	10.80	7,890,074
Band 16	70,395.555	10.77	758,160
Band 17	651,458.553	10.76	7,009,694
Band 18	3,411.145	10.74	36,636
Band 19	18,335.557	10.71	196,374
Band 20	233,281.938	10.83	2,526,443
Band 21	48,297.634	10.79	521,131
Band 25	2,981.131	10.65	31,749
Band 26	67,550.483	11.10	749,810
Band 27	79,323.556	11.01	873,352
Band 28	13,853.526	10.96	151,835
Band 29	11,569.876	10.95	126,690
Band 30	7,702.142	10.86	83,645
Band 31	268.889	10.82	2,909
Band 35	38,261.292	16.38	626,720
Band 36	8,505.056	16.08	136,761
Band 37	1,216.842	15.87	19,311
Band 38	328,705.032	18.44	6,061,321
Band 39	68,907.771	18.17	1,252,054
Band 40	10,086.063	17.97	181,247
Band 41	6,651.446	10.86	72,235
Band 42	2,489.291	10.80	26,884
Band 43	20,836.428	10.76	224,200
Band 46	506,954.518	10.73	5,439,622
Band 47	47,714.934	10.68	509,595
Band 51	611.817	10.76	6,583
Band 55	3,466.926	10.92	37,859
Band 56	130,750.457	11.04	1,443,485
Band 57	1,374.917	10.88	14,959
	9,114,417.457		$102,451,062

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Band 2	1,242.806	$11.21	$13,932
Band 3	412.177	11.31	4,662
Band 4	91,062.214	11.13	1,013,522
Band 5	17,017.444	11.11	189,064
Band 6	3,163,184.242	11.08	35,048,081
Band 7	1,016,025.884	11.07	11,247,407
Band 8	1,334,264.468	11.04	14,730,280
Band 9	159,268.879	11.02	1,755,143
Band 10	3,769,609.405	11.01	41,503,400
Band 11	709,326.732	10.99	7,795,501
Band 12	212,506.870	10.98	2,333,325
Band 13	1,315,739.919	10.96	14,420,510
Band 14	1,484,473.635	10.93	16,225,297
Band 15	1,352,837.625	10.92	14,772,987
Band 16	234,211.847	10.88	2,548,225
Band 17	2,023,217.324	10.87	21,992,372
Band 18	3,902.603	10.85	42,343
Band 19	55,786.373	10.82	603,609
Band 20	681,132.500	10.95	7,458,401
Band 21	76,352.136	10.90	832,238
Band 25	8,596.688	11.43	98,260
Band 26	118,891.418	11.22	1,333,962
Band 27	67,800.228	11.13	754,617
Band 28	13,416.977	11.08	148,660
Band 29	83,077.814	11.07	919,671
Band 30	10,454.515	10.98	114,791
Band 31	4,500.548	10.93	49,191
Band 35	38,595.850	11.29	435,747
Band 36	20,948.745	11.22	235,045
Band 37	8,022.453	11.18	89,691
Band 38	646,868.488	11.21	7,251,396
Band 39	187,743.080	11.15	2,093,335
Band 40	77,812.149	11.10	863,715
Band 41	26,359.196	10.98	289,424
Band 42	4,888.285	10.92	53,380
Band 43	34,787.274	10.87	378,138
Band 45	873.153	10.72	9,360
Band 46	1,221,701.886	10.84	13,243,248
Band 47	165,685.364	10.79	1,787,745
Band 55	8,380.749	11.04	92,523
Band 56	689,109.768	11.16	7,690,465
Band 57	17,146.204	10.99	188,437
Band 59	331.813	10.83	3,594
	21,157,567.728		$232,654,694

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity Index
Portfolio - Class S
Contracts in accumulation period:
Band 4	31,323.050	$8.16	$255,596
Band 5	8,734.709	8.07	70,489
Band 6	4,398,876.006	8.13	35,762,862
Band 7	333,060.885	8.12	2,704,454
Band 8	1,538,406.889	8.09	12,445,712
Band 9	20,710.244	8.08	167,339
Band 10	8,081,997.729	8.07	65,221,722
Band 11	818,579.267	8.06	6,597,749
Band 12	38,074.123	8.04	306,116
Band 13	1,372,235.940	8.03	11,019,055
Band 14	1,100,968.682	8.01	8,818,759
Band 15	2,253,901.390	8.00	18,031,211
Band 16	122,300.854	7.97	974,738
Band 17	1,146,514.466	7.96	9,126,255
Band 18	11,560.576	7.95	91,907
Band 19	36,541.908	7.92	289,412
Band 20	749,998.178	8.02	6,014,985
Band 21	15,855.541	7.98	126,527
Band 26	10,609.598	8.15	86,468
Band 27	12,668.845	8.08	102,364
Band 28	5,910.766	8.05	47,582
Band 29	3,284.234	8.03	26,372
Band 35	25,922.923	8.29	214,901
Band 36	8,219.186	8.24	67,726
Band 38	98,832.012	8.23	813,387
Band 39	37,118.126	8.18	303,626
Band 40	16,956.584	8.14	138,027
Band 41	11,697.655	7.97	93,230
Band 42	4,356.745	7.93	34,549
Band 43	1,950.278	7.89	15,388
Band 46	1,654,823.418	7.94	13,139,298
Band 47	377,940.500	7.90	2,985,730
Band 54	4,231.697	7.99	33,811
Band 55	2,409.192	8.09	19,490
Band 56	608,102.065	8.19	4,980,356
Band 57	20,071.412	8.06	161,776
Band 59	464.811	7.93	3,686
Band 60	1,285.863	8.08	10,390
	24,986,496.347		$201,303,045

229

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	86,396.174	$14.32	$1,237,193
Band 36	16,206.092	14.07	228,020
Band 37	10,000.308	13.88	138,804
Band 38	336,065.939	15.55	5,225,825
Band 39	146,818.220	15.32	2,249,255
Band 40	24,204.582	15.15	366,699
	619,691.315		$9,445,796
ING MidCap Opportunities Portfolio - Class S
Currently payable annuity contracts:	188.067	$12.20	$2,294
Contracts in accumulation period:
Band 1	31,697.632	11.73	371,813
Band 2	363,259.081	12.20	4,431,761
Band 3	1,386.277	11.78	16,330
Band 4	130,283.594	11.90	1,550,375
Band 5	118,457.938	11.84	1,402,542
Band 6	4,756,550.766	11.73	55,794,340
Band 7	3,660,850.263	11.67	42,722,123
Band 8	2,982,869.673	11.56	34,481,973
Band 9	593,833.389	11.50	6,829,084
Band 10	3,637,309.391	11.44	41,610,819
Band 11	3,452,663.766	11.39	39,325,840
Band 12	913,586.592	11.33	10,350,936
Band 13	2,888,373.126	11.28	32,580,849
Band 14	4,031,989.863	11.17	45,037,327
Band 15	1,172,403.022	11.11	13,025,398
Band 16	113,177.767	11.00	1,244,955
Band 17	1,704,094.990	10.95	18,659,840
Band 18	44,822.005	10.89	488,112
Band 19	330,538.518	10.79	3,566,511
Band 20	1,723,942.902	11.22	19,342,639
Band 21	152,735.016	11.06	1,689,249
Band 22	78.686	11.59	912
Band 23	11,664.328	11.54	134,606
Band 24	129.966	12.81	1,665
Band 25	40,637.476	12.32	500,654
Band 26	45,571.792	11.68	532,279
Band 27	33,080.220	11.59	383,400
Band 28	15,652.711	11.54	180,632
Band 29	9,048.792	11.52	104,242
Band 30	3,363.150	11.43	38,441
Band 31	2,527.543	11.38	28,763
Band 35	54,180.448	17.58	952,492
Band 36	5,282.747	17.26	91,180
Band 37	1,023.975	17.03	17,438
Band 38	365,999.495	20.50	7,502,990
Band 39	51,680.685	20.20	1,043,950
Band 40	8,529.386	19.97	170,332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class S
(continued)
Band 41	1,139.096	$11.43	$13,020
Band 43	18,828.415	11.32	213,138
Band 45	2,166.550	11.17	24,200
Band 46	645,568.559	15.09	9,741,630
Band 47	140,134.609	14.95	2,095,012
Band 50	3,143.640	11.42	35,900
Band 56	84,743.556	11.62	984,720
Band 57	17,575.762	11.45	201,242
Band 60	1,808.945	11.48	20,767
	34,368,574.170		$399,538,715
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	2,252.599	$9.90	$22,301
Band 4	18,978.233	9.67	183,520
Band 5	77,952.714	9.62	749,905
Band 6	919,413.561	9.53	8,762,011
Band 7	964,109.423	9.48	9,139,757
Band 8	196,788.871	9.39	1,847,847
Band 9	58,239.328	9.34	543,955
Band 10	559,738.577	9.29	5,199,971
Band 11	314,195.054	9.25	2,906,304
Band 12	286,726.576	9.20	2,637,884
Band 13	580,519.975	9.16	5,317,563
Band 14	1,136,270.146	9.07	10,305,970
Band 15	196,291.442	9.02	1,770,549
Band 16	31,463.217	8.94	281,281
Band 17	548,730.042	8.89	4,878,210
Band 18	16,511.304	8.85	146,125
Band 19	72,596.661	8.76	635,947
Band 20	707,540.890	9.11	6,445,698
Band 21	87,989.984	8.98	790,150
Band 25	39,225.413	10.00	392,254
Band 26	4,832.781	15.96	77,131
Band 27	3,812.069	15.69	59,811
Band 28	599.909	15.55	9,329
Band 29	164.348	15.51	2,549
Band 30	4,425.873	15.24	67,450
Band 35	38,933.704	10.15	395,177
Band 36	9,585.764	9.95	95,378
Band 38	101,200.706	18.69	1,891,441
Band 39	22,363.743	18.41	411,717
Band 40	6,094.625	18.20	110,922
Band 41	3,241.745	15.25	49,437
Band 42	82.633	15.07	1,245
Band 43	4,015.172	14.94	59,987
Band 46	127,524.372	13.57	1,730,506
Band 47	13,291.576	13.44	178,639
	7,155,703.030		$68,097,921

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Invesco V.I. Leisure Fund - Series I Shares
Contracts in accumulation period:
Band 4	3,943.466	$12.55	$49,490
Band 5	5,507.337	12.49	68,787
Band 6	197,329.492	12.38	2,442,939
Band 7	214,497.861	12.33	2,644,759
Band 8	51,309.219	12.22	626,999
Band 9	21,001.873	12.17	255,593
Band 10	189,811.350	12.11	2,298,615
Band 11	50,674.897	12.06	611,139
Band 12	86,531.447	12.01	1,039,243
Band 13	118,820.789	11.95	1,419,908
Band 14	242,023.455	11.85	2,867,978
Band 15	68,497.736	11.80	808,273
Band 16	1,164.526	11.69	13,613
Band 17	131,113.895	11.64	1,526,166
Band 18	627.234	11.59	7,270
Band 19	39,540.704	11.49	454,323
Band 20	160,816.815	11.90	1,913,720
Band 21	21,922.462	11.74	257,370
Band 26	15,907.409	12.88	204,887
Band 27	14,973.052	12.54	187,762
Band 28	2,640.886	12.38	32,694
Band 29	2,527.999	12.33	31,170
Band 30	4,928.075	12.00	59,137
Band 41	4,724.276	12.33	58,250
Band 42	1,760.128	12.15	21,386
Band 43	12,735.675	12.02	153,083
Band 45	1,920.692	10.44	20,052
Band 46	34,406.806	10.17	349,917
Band 47	7,618.250	10.07	76,716
	1,709,277.806		$20,501,239
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I
Contracts in accumulation period:
Band 22	365.991	$8.23	$3,012
Band 23	9,227.297	8.18	75,479
	9,593.288		$78,491
Legg Mason Global Currents Variable International All
Cap Opportunity Portfolio
Contracts in accumulation period:
Band 22	21.776	$13.68	$298
Band 23	2,893.706	13.36	38,660
	2,915.482		$38,958

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Western Asset Variable High Income
Portfolio
Contracts in accumulation period:
Band 22	73.452	$21.68	$1,592
Band 23	3,311.349	21.17	70,101
	3,384.801		$71,693
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	29,816.632	$19.30	$575,461
Band 36	886.854	19.08	16,921
Band 37	743.144	18.92	14,060
Band 38	53,714.457	19.03	1,022,186
Band 39	7,380.709	18.81	138,831
Band 40	4,903.913	18.65	91,458
	97,445.709		$1,858,917
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	192,948.649	$12.83	$2,475,531
Band 36	33,527.002	12.68	425,122
Band 38	597,812.397	12.65	7,562,327
Band 39	116,289.310	12.50	1,453,616
Band 40	44,133.362	12.39	546,812
	984,710.720		$12,463,408
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	114,858.450	$13.53	$1,554,035
Band 36	14,510.570	13.29	192,845
Band 37	17,926.478	13.11	235,016
Band 38	677,938.024	15.01	10,175,850
Band 39	184,835.030	14.79	2,733,710
Band 40	52,949.035	14.62	774,115
	1,063,017.587		$15,665,571
ProFund VP Bull
Contracts in accumulation period:
Band 5	4,505.880	$8.67	$39,066
Band 6	119,978.264	8.59	1,030,613
Band 7	349,659.440	8.55	2,989,588
Band 8	45,339.623	8.46	383,573
Band 9	4,951.778	8.42	41,694
Band 10	107,937.459	8.38	904,516
Band 11	83,068.408	8.34	692,791
Band 12	67,290.424	8.30	558,511
Band 13	130,991.729	8.26	1,081,992
Band 14	472,306.425	8.18	3,863,467
Band 15	24,279.048	8.14	197,631
Band 16	971.770	8.06	7,832
Band 17	100,596.592	8.02	806,785
Band 18	17,186.325	7.98	137,147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull (continued)
Band 19	16,674.690	$7.90	$131,730
Band 20	224,849.928	8.22	1,848,266
Band 21	9,716.920	8.10	78,707
Band 26	3,461.357	8.97	31,048
Band 27	1,579.159	8.72	13,770
Band 28	273.682	8.59	2,351
Band 29	3,813.980	8.55	32,610
Band 30	563.476	8.30	4,677
Band 38	7.939	9.81	78
Band 41	2,213.908	11.12	24,619
Band 46	22,746.721	9.32	211,999
	1,814,964.925		$15,115,061
ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,302.481	$9.63	$70,323
Band 5	4,879.435	9.58	46,745
Band 6	104,606.296	9.49	992,714
Band 7	115,157.432	9.44	1,087,086
Band 8	24,560.055	9.35	229,637
Band 9	5,731.769	9.30	53,305
Band 10	85,150.920	9.26	788,498
Band 11	74,815.515	9.21	689,051
Band 12	41,582.782	9.17	381,314
Band 13	54,519.566	9.12	497,218
Band 14	192,226.383	9.03	1,735,804
Band 15	42,989.073	8.99	386,472
Band 16	10,491.865	8.90	93,378
Band 17	100,464.711	8.86	890,117
Band 18	608.906	8.81	5,364
Band 19	10,788.291	8.72	94,074
Band 20	75,918.431	9.08	689,339
Band 21	10,939.450	8.94	97,799
Band 26	8,096.004	9.91	80,231
Band 27	265.490	9.63	2,557
Band 28	664.456	9.48	6,299
Band 29	3,562.002	9.44	33,625
Band 30	609.115	9.16	5,579
Band 31	626.025	9.03	5,653
Band 41	304.206	13.52	4,113
Band 42	2,754.345	13.32	36,688
Band 43	1,109.710	13.18	14,626
Band 46	20,899.647	9.74	203,563
Band 47	4,368.946	9.65	42,160
	1,005,993.307		$9,263,332

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 4	6,148.666	$5.06	$31,112
Band 5	649.194	5.04	3,272
Band 6	290,516.625	5.01	1,455,488
Band 7	153,552.096	4.99	766,225
Band 8	189,110.535	4.95	936,097
Band 9	30,302.848	4.93	149,393
Band 10	268,097.504	4.92	1,319,040
Band 11	108,848.102	4.90	533,356
Band 12	25,407.443	4.88	123,988
Band 13	130,604.146	4.86	634,736
Band 14	211,568.956	4.82	1,019,762
Band 15	97,549.940	4.81	469,215
Band 16	15,825.474	4.77	75,488
Band 17	151,085.497	4.75	717,656
Band 18	2,389.203	4.73	11,301
Band 19	17,464.309	4.70	82,082
Band 20	191,041.275	4.84	924,640
Band 21	24,678.722	4.79	118,211
Band 26	52,573.046	5.18	272,328
Band 27	18,493.549	5.06	93,577
Band 28	8,257.058	5.01	41,368
Band 29	23,644.142	4.99	117,984
Band 30	1,711.006	4.88	8,350
Band 31	10,864.840	4.82	52,369
Band 41	7,306.807	4.88	35,657
Band 42	13,020.222	4.81	62,627
Band 43	3,352.764	4.75	15,926
Band 45	2,486.247	4.90	12,183
Band 46	78,500.395	5.80	455,302
Band 47	760.650	5.75	4,374
	2,135,811.261		$10,543,107
Wells Fargo Advantage VT Omega Growth Fund -
Class 2
Contracts in accumulation period:
Band 6	1,187.478	$12.61	$14,974
Band 10	33,927.490	12.59	427,147
Band 14	15,660.489	12.58	197,009
Band 15	7,600.207	12.58	95,611
Band 17	41,041.613	12.57	515,893
Band 20	7,181.657	12.58	90,345
Band 21	177.890	12.57	2,236
Band 46	11,455.029	12.56	143,875
	118,231.853		$1,487,090

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage VT Index Asset Allocation
Fund - Class 2
Contracts in accumulation period:
Band 6	25,365.761	$12.27	$311,238
Band 10	94,909.172	12.05	1,143,656
Band 14	43,689.355	11.83	516,845
Band 17	15,250.783	11.66	177,824
Band 46	576.896	10.35	5,971
	179,791.967		$2,155,534
Wells Fargo Advantage VT Intrinsic Value Fund -
Class 2
Contracts in accumulation period:
Band 10	17,306.200	$11.54	$199,714
Band 14	12,247.034	11.33	138,759
Band 15	2,496.294	11.29	28,183
Band 17	30,247.195	11.16	337,559
Band 20	5,593.694	11.37	63,600
Band 46	4,117.452	9.62	39,610
	72,007.869		$807,425
Wells Fargo Advantage VT Small Cap Growth Fund -
Class 2
Contracts in accumulation period:
Band 6	1,892.524	$18.47	$34,955
Band 10	9,375.230	18.14	170,067
Band 14	2,465.655	17.81	43,913
Band 17	8,512.930	17.55	149,402
Band 20	1,766.522	17.88	31,585
Band 46	397.522	15.33	6,094
	24,410.383		$436,016
Wells Fargo Advantage VT Total Return Bond Fund
Contracts in accumulation period:
Band 6	19,379.357	$13.22	$256,195
Band 10	25,412.121	12.98	329,849
Band 14	20,067.137	12.74	255,655
Band 15	1,893.084	12.70	24,042
Band 17	5,199.454	12.56	65,305
Band 46	11,925.852	12.06	143,826
	83,877.005		$1,074,872

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 1	Golden VAC 80, ING GoldenSelect DVA 080
Band 2	Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100
Band 3	ING GoldenSelect DVA Series 100
Band 4	ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature
Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign
Signature Variable Annuity 125
Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select
DVA Plus 130
Band 6	First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual
Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING
GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus -
Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II -
Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard,
WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING
GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations
Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect
Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140
Band 7	Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000),
ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access -
Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post
January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING
GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145;
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect
Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity
145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145,
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145
Band 8	Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus -
7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000),
ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access -
Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING
GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5%
Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access
155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING
GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155
Band 9	Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING
GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5%
Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual
Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January
2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign
Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access
160, ING GoldenSelect Premium Plus 160

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155
Band 56	ING Architect Variable Annuity 115
Band 57	ING Architect Variable Annuity 170
Band 58	ING Architect Variable Annuity 195
Band 59	ING Architect Variable Annuity 225
Band 60	ING Architect Variable Annuity 160
Band 61	ING Architect Variable Annuity 185
Band 62	ING Architect Variable Annuity 215
Band 64	ING Architect Variable Annuity 200

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

10	.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, follows:

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2010	112,825		$9.97	to	$10.44	$1,153,042		1.14%	0.95%	to	2.60%	6.86%	to	8.65%
2009	102,963		$9.33	to	$9.61	$975,605		2.36%	0.95%	to	2.60%	17.80%	to	19.83%
2008	49,903		$7.92	to	$8.02	$397,800		(c)	0.95%	to	2.60%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
Columbia Asset Allocation Fund, Variable Series -
Class A
2010	20		$15.18	to	$15.66	$303		2.29%	1.40%	to	1.80%	11.37%	to	11.86%
2009	22		$13.63	to	$14.00	$308		3.86%	1.40%	to	1.80%	21.81%	to	22.27%
2008	23		$11.19	to	$11.45	$262		3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
2007	41		$15.82	to	$16.21	$668		2.48%	1.40%	to	1.90%	7.11%	to	7.64%
2006	36		$14.77	to	$15.06	$540		2.44%	1.40%	to	1.90%	9.65%	to	10.25%
Columbia Federal Securities Fund, Variable Series -
Class A
2010	2		$12.07	to	$12.40	$19		4.88%	1.45%	to	1.80%	3.16%	to	3.51%
2009	2		$11.70	to	$11.98	$22		8.16%	1.45%	to	1.80%	0.09%	to	0.42%
2008	2		$11.69	to	$11.93	$27		9.35%	1.45%	to	1.80%	6.18%	to	6.52%
2007	7		$11.01	to	$11.23	$80		6.21%	1.40%	to	1.80%	4.26%	to	4.76%
2006	8		$10.56	to	$10.72	$81		5.54%	1.40%	to	1.80%	1.83%	to	2.29%
Columbia Large Cap Growth Fund, Variable Series -
Class A
2010	31		$11.47	to	$11.81	$361		0.58%	1.40%	to	1.90%	15.28%	to	15.83%
2009	33		$9.95	to	$10.20	$331		0.68%	1.40%	to	1.90%	32.31%	to	32.99%
2008	34		$7.52	to	$7.67	$258		0.27%	1.40%	to	1.90%	-41.57%	to	-41.26%
2007	37		$12.87	to	$13.06	$484		0.39%	1.40%	to	1.90%	13.49%	to	14.16%
2006	48		$11.34	to	$11.44	$547		0.35%	1.40%	to	1.90%	8.21%	to	8.65%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Small Cap Value Fund, Variable Series -
Class B
2010	8,008		$12.42	to	$21.68	$162,178		1.03%	0.95%	to	2.35%	23.58%	to	25.22%
2009	9,211		$10.05	to	$17.36	$150,066		0.85%	0.95%	to	2.35%	21.97%	to	23.89%
2008	10,670		$8.24	to	$14.06	$141,739		0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
2007	13,631		$11.74	to	$19.82	$256,889		0.27%	0.95%	to	2.60%	-5.11%	to	-3.56%
2006	16,991		$12.34	to	$20.60	$335,177		0.34%	0.95%	to	2.60%	16.24%	to	18.25%
Columbia Small Company Growth Fund, Variable
Series - Class A
2010	1		$18.70	to	$18.85	$18		-	1.45%	to	1.55%	26.35%	to	26.51%
2009	2		$14.55	to	$14.90	$25		-	1.45%	to	1.80%	23.41%	to	23.86%
2008	4		$11.79	to	$12.07	$51		-	1.40%	to	1.80%	-41.89%	to	-41.63%
2007	4		$20.29	to	$20.68	$91		-	1.40%	to	1.80%	11.42%	to	11.84%
2006	4		$18.21	to	$18.49	$82		-	1.40%	to	1.80%	10.36%	to	10.85%
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
2010	16,702		$8.77	to	$13.31	$181,385		1.50%	0.75%	to	2.60%	11.86%	to	14.02%
2009	19,074		$7.72	to	$11.70	$183,254		1.91%	0.75%	to	2.60%	26.51%	to	28.93%
2008	22,259		$6.01	to	$9.10	$167,056		2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
2007	28,026		$11.47	to	$16.08	$373,387		1.66%	0.75%	to	2.60%	-1.39%	to	0.50%
2006	28,119		$11.61	to	$16.03	$376,023		2.91%	0.75%	to	2.60%	16.83%	to	19.05%
Fidelity® VIP Contrafund® Portfolio - Service
Class 2
2010	57,642		$8.91	to	$17.26	$795,262		0.94%	0.75%	to	2.60%	13.86%	to	16.09%
2009	66,360		$7.79	to	$14.91	$795,683		1.12%	0.75%	to	2.60%	31.90%	to	34.45%
2008	72,902		$5.89	to	$11.12	$656,498		0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
2007	57,227		$12.58	to	$19.59	$922,587		0.87%	0.75%	to	2.60%	14.18%	to	16.41%
2006	39,889		$10.97	to	$16.87	$561,251		1.09%	0.75%	to	2.60%	8.54%	to	10.61%
Franklin Small Cap Value Securities Fund - Class 2
2010	748		$18.47	to	$19.38	$14,384		0.75%	0.75%	to	1.35%	26.54%	to	27.30%
2009	799		$14.56	to	$15.26	$12,115		1.65%	0.75%	to	1.35%	27.41%	to	28.14%
2008	611		$11.40	to	$11.94	$7,246		1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
2007	479		$17.21	to	$18.00	$8,548		0.71%	0.75%	to	1.35%	-3.75%	to	-3.14%
2006	304		$17.83	to	$18.63	$5,563		0.60%	0.75%	to	1.35%	15.42%	to	16.12%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Balanced Portfolio - Class S
2010	562		$9.80	to	$13.67	$6,681		2.62%	0.75%	to	2.10%	11.49%	to	12.88%
2009	654		$8.76	to	$12.11	$6,899		4.06%	0.75%	to	2.20%	16.33%	to	18.15%
2008	724		$7.46	to	$10.25	$6,399		3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%
2007	814		$10.66	to	$14.41	$9,901		2.48%	0.75%	to	2.60%	2.60%	to	4.57%
2006	908		$10.39	to	$13.78	$10,361		1.04%	0.75%	to	2.60%	8.13%	to	8.76%
ING Intermediate Bond Portfolio - Class S
2010	99,181		$10.28	to	$14.03	$1,253,226		4.77%	0.75%	to	2.60%	6.67%	to	8.68%
2009	106,012		$9.60	to	$12.91	$1,241,312		6.19%	0.75%	to	2.60%	8.41%	to	10.44%
2008	104,672		$8.83	to	$11.69	$1,122,300		6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
2007	88,836		$10.20	to	$12.89	$1,068,161		4.53%	0.75%	to	2.60%	2.96%	to	4.88%
2006	53,039		$10.12	to	$12.29	$616,032		5.04%	0.75%	to	2.60%	1.10%	to	3.02%
ING American Funds Asset Allocation Portfolio
2010	36,730		$9.41	to	$9.77	$352,116		1.56%	0.95%	to	2.35%	9.40%	to	10.90%
2009	35,172		$8.60	to	$8.81	$306,208		1.71%	0.95%	to	2.35%	20.45%	to	22.19%
2008	20,680		$7.13	to	$7.21	$148,369		(c)	0.95%	to	2.60%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING American Funds Bond Portfolio
2010	49,259		$9.94	to	$10.55	$500,271		2.49%	0.75%	to	2.60%	3.28%	to	5.25%
2009	49,758		$9.60	to	$10.04	$484,377		3.65%	0.75%	to	2.60%	9.18%	to	11.35%
2008	28,568		$8.77	to	$9.04	$252,168		(c)	0.75%	to	2.60%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING American Funds Growth Portfolio
2010	171,550		$8.95	to	$14.60	$2,301,516		0.11%	0.75%	to	2.60%	15.08%	to	17.15%
2009	181,605		$7.75	to	$12.48	$2,104,447		1.86%	0.75%	to	2.60%	35.05%	to	37.77%
2008	181,107		$5.72	to	$9.09	$1,544,265		0.86%	0.75%	to	2.60%	-45.73%	to	-44.72%
2007	156,541		$12.02	to	$16.46	$2,455,766		0.26%	0.75%	to	2.60%	8.83%	to	10.93%
2006	138,030		$10.99	to	$14.87	$1,979,019		0.18%	0.75%	to	2.60%	6.76%	to	8.77%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth-Income Portfolio
2010	117,714		$8.79	to	$12.75	$1,382,428		0.93%	0.75%	to	2.60%	8.04%	to	10.00%
2009	127,548		$8.12	to	$11.61	$1,376,389		2.28%	0.75%	to	2.60%	27.18%	to	29.60%
2008	127,441		$6.36	to	$8.98	$1,074,885		1.56%	0.75%	to	2.60%	-39.84%	to	-38.66%
2007	114,229		$11.40	to	$14.67	$1,595,008		1.00%	0.75%	to	2.60%	1.81%	to	3.73%
2006	100,590		$11.15	to	$14.17	$1,374,118		0.69%	0.75%	to	2.60%	11.59%	to	13.72%
ING American Funds International Portfolio
2010	78,623		$8.34	to	$19.28	$1,355,667		0.88%	0.75%	to	2.60%	3.94%	to	5.90%
2009	84,125		$8.00	to	$18.25	$1,387,295		3.37%	0.75%	to	2.60%	38.56%	to	41.37%
2008	80,618		$5.75	to	$12.94	$953,776		1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%
2007	72,838		$13.49	to	$22.71	$1,548,000		0.88%	0.75%	to	2.60%	16.30%	to	18.47%
2006	58,897		$11.54	to	$19.20	$1,078,309		0.71%	0.75%	to	2.60%	15.21%	to	17.53%
ING American Funds World Allocation Portfolio -
Service Class
2010	13,571		$13.11	to	$14.66	$180,515		0.82%	0.95%	to	2.35%	10.08%	to	11.65%
2009	8,491		$11.91	to	$13.13	$102,079		0.49%	0.95%	to	2.35%	31.60%	to	33.44%
2008	1,447		$9.05	to	$9.09	$13,128		(c)	1.00%	to	2.35%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING Artio Foreign Portfolio - Service Class
2010	39,914		$7.07	to	$15.33	$543,023		-	0.80%	to	2.60%	4.07%	to	5.98%
2009	46,393		$6.65	to	$14.60	$601,656		3.12%	0.80%	to	2.60%	17.18%	to	19.31%
2008	45,525		$5.66	to	$12.36	$499,269		-	0.80%	to	2.60%	-45.12%	to	-44.08%
2007	45,509		$13.89	to	$22.32	$908,393		0.08%	0.80%	to	2.60%	13.41%	to	15.51%
2006	36,012		$12.18	to	$19.50	$630,618		-	0.80%	to	2.60%	25.82%	to	28.14%
ING Artio Foreign Portfolio - Service 2 Class
2010	3,067		$11.42	to	$16.75	$45,325		-	1.40%	to	2.20%	4.48%	to	5.28%
2009	3,309		$10.93	to	$15.91	$46,737		2.84%	1.40%	to	2.20%	17.40%	to	18.38%
2008	3,270		$9.31	to	$13.44	$38,955		-	1.40%	to	2.20%	-44.98%	to	-44.49%
2007	3,447		$16.92	to	$24.21	$74,247		-	1.40%	to	2.20%	13.71%	to	14.58%
2006	3,419		$14.88	to	$21.13	$64,469		-	1.40%	to	2.20%	26.21%	to	27.29%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Inflation Protected Bond Portfolio -
Service Class
2010	23,288		$10.78	to	$11.14	$255,091		1.85%	0.75%	to	2.60%	2.76%	to	4.70%
2009	15,090		$10.49	to	$10.64	$159,401		(d)	0.75%	to	2.60%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2010	18		$8.50	to	$8.69	$153		0.66%	0.75%	to	1.35%	12.14%	to	12.71%
2009	19		$7.58	to	$7.71	$148		0.72%	0.75%	to	1.35%	28.69%	to	29.58%
2008	22		$5.89	to	$5.95	$131		-	0.75%	to	1.35%	-39.71%	to	-39.35%
2007	25		$9.77	to	$9.81	$244		(b)	0.75%	to	1.35%		(b)
2006	(b)			(b)		(b)		(b)		(b)			(b)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2010	12,002		$9.15	to	$11.92	$131,991		0.27%	0.75%	to	2.60%	10.40%	to	12.56%
2009	13,216		$8.21	to	$10.60	$130,165		0.32%	0.75%	to	2.60%	26.78%	to	29.32%
2008	12,227		$6.41	to	$8.22	$94,345		-	0.75%	to	2.60%	-40.61%	to	-39.55%
2007	11,875		$10.92	to	$13.69	$153,507		-	0.75%	to	2.60%	3.98%	to	5.97%
2006	11,782		$10.38	to	$12.92	$145,523		-	0.75%	to	2.60%	4.34%	to	6.25%
ING BlackRock Large Cap Value Portfolio - Service
Class
2010	2,250		$8.72	to	$11.84	$24,381		1.27%	0.90%	to	2.35%	8.37%	to	10.04%
2009	2,532		$8.02	to	$10.76	$25,192		0.39%	0.90%	to	2.35%	10.27%	to	11.85%
2008	3,077		$7.26	to	$9.62	$27,597		0.31%	0.90%	to	2.35%	-36.86%	to	-35.91%
2007	4,072		$11.46	to	$15.01	$57,552		0.41%	0.90%	to	2.60%	1.59%	to	3.33%
2006	5,107		$11.24	to	$14.53	$70,539		0.59%	0.80%	to	2.60%	13.51%	to	15.32%
ING BlackRock Large Cap Value Portfolio - Service 2
Class
2010	174		$9.19	to	$13.61	$2,089		1.12%	1.40%	to	2.20%	8.37%	to	9.32%
2009	198		$8.48	to	$12.45	$2,189		0.23%	1.40%	to	2.20%	10.22%	to	11.06%
2008	220		$7.69	to	$11.21	$2,212		0.15%	1.40%	to	2.20%	-36.86%	to	-36.31%
2007	270		$12.18	to	$17.60	$4,303		0.23%	1.40%	to	2.20%	1.84%	to	2.62%
2006	291		$11.96	to	$17.15	$4,559		0.51%	1.40%	to	2.20%	13.69%	to	14.64%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Global Real Estate Portfolio - Service
Class
2010	14,082		$8.57	to	$11.08	$148,699		8.36%	0.75%	to	2.35%	13.21%	to	15.19%
2009	16,302		$7.49	to	$9.65	$151,036		2.43%	0.75%	to	2.60%	29.94%	to	32.34%
2008	16,758		$5.69	to	$7.30	$118,550		-	0.75%	to	2.60%	-42.79%	to	-41.83%
2007	11,754		$11.74	to	$12.55	$145,395		3.55%	0.95%	to	2.60%	-9.70%	to	-8.19%
2006	5,601		$12.93	to	$13.67	$76,113		(a)	0.95%	to	2.60%		(a)
ING Clarion Global Real Estate Portfolio - Service 2
Class
2010	214		$10.37	to	$10.77	$2,264		8.28%	1.40%	to	2.20%	13.21%	to	14.09%
2009	247		$9.16	to	$9.44	$2,299		2.15%	1.40%	to	2.20%	30.30%	to	31.48%
2008	239		$7.03	to	$7.18	$1,695		-	1.40%	to	2.20%	-42.61%	to	-42.19%
2007	222		$12.25	to	$12.42	$2,736		3.30%	1.40%	to	2.20%	-9.46%	to	-8.68%
2006	133		$13.53	to	$13.60	$1,807		(a)	1.40%	to	2.20%		(a)
ING Clarion Real Estate Portfolio - Service Class
2010	6,187		$9.95	to	$81.95	$322,300		3.38%	0.50%	to	2.60%	24.70%	to	27.33%
2009	7,573		$7.94	to	$64.36	$307,226		3.51%	0.50%	to	2.60%	32.26%	to	35.21%
2008	8,954		$5.97	to	$47.60	$270,838		1.26%	0.50%	to	2.60%	-40.10%	to	-38.82%
2007	11,227		$9.92	to	$77.80	$578,834		1.18%	0.50%	to	2.60%	-19.87%	to	-18.16%
2006	14,683		$12.29	to	$95.06	$970,402		1.16%	0.50%	to	2.60%	34.09%	to	36.95%
ING Clarion Real Estate Portfolio - Service 2 Class
2010	1,093		$12.51	to	$22.77	$21,031		3.24%	1.40%	to	2.20%	24.98%	to	26.01%
2009	1,228		$10.01	to	$18.07	$18,836		3.33%	1.40%	to	2.20%	32.76%	to	33.80%
2008	1,378		$7.54	to	$13.51	$15,856		1.08%	1.40%	to	2.20%	-39.97%	to	-39.44%
2007	1,592		$12.56	to	$22.31	$30,569		1.05%	1.40%	to	2.20%	-19.69%	to	-19.02%
2006	1,706		$15.64	to	$27.55	$40,981		1.18%	1.40%	to	2.20%	34.36%	to	35.51%
ING DFA World Equity Portfolio - Service Class
2010	25,962		$8.36	to	$9.62	$222,454		1.62%	0.75%	to	2.60%	22.04%	to	23.81%
2009	22,107		$6.85	to	$7.77	$154,311		-	0.75%	to	2.35%	18.92%	to	21.03%
2008	22,447		$5.76	to	$6.42	$130,749		2.64%	0.75%	to	2.35%	-44.40%	to	-43.67%
2007	9,583		$10.36	to	$10.42	$99,541		(b)	1.00%	to	2.35%		(b)
2006	(b)			(b)		(b)		(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2010	52,695		$10.64	to	$19.13	$879,120		0.14%	0.50%	to	2.60%	25.00%	to	27.70%
2009	57,858		$8.48	to	$14.98	$766,006		0.46%	0.50%	to	2.60%	35.66%	to	38.45%
2008	59,892		$6.23	to	$10.82	$581,082		0.72%	0.50%	to	2.60%	-40.75%	to	-39.42%
2007	65,165		$12.21	to	$17.86	$1,061,996		0.15%	0.50%	to	2.60%	11.47%	to	13.53%
2006	43,307		$10.93	to	$15.29	$627,079		-	0.80%	to	2.60%	9.06%	to	11.10%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2010	1,862		$14.55	to	$22.57	$37,335		0.04%	1.40%	to	2.20%	25.32%	to	26.37%
2009	2,037		$11.61	to	$17.86	$32,436		0.34%	1.40%	to	2.20%	35.95%	to	37.17%
2008	2,176		$8.54	to	$13.02	$25,387		0.38%	1.40%	to	2.20%	-40.57%	to	-40.14%
2007	2,406		$14.37	to	$21.75	$47,072		0.01%	1.40%	to	2.20%	11.74%	to	12.69%
2006	2,079		$12.86	to	$19.30	$36,090		-	1.40%	to	2.20%	9.35%	to	10.22%
ING Franklin Income Portfolio - Service Class
2010	40,859		$10.06	to	$11.46	$448,938		5.17%	0.95%	to	2.60%	10.00%	to	11.87%
2009	43,601		$9.11	to	$10.25	$431,653		6.53%	0.95%	to	2.60%	28.61%	to	30.74%
2008	37,779		$7.10	to	$7.84	$288,417		3.41%	0.95%	to	2.60%	-31.12%	to	-29.89%
2007	31,117		$10.83	to	$11.20	$342,076		1.18%	0.95%	to	2.60%	-0.09%	to	1.64%
2006	14,383		$10.84	to	$11.02	$156,693		(a)	0.95%	to	2.60%		(a)
ING Franklin Income Portfolio - Service 2 Class
2010	822		$10.69	to	$11.11	$8,983		4.58%	1.40%	to	2.20%	10.32%	to	11.21%
2009	799		$9.69	to	$9.99	$7,857		6.74%	1.40%	to	2.20%	28.86%	to	30.08%
2008	770		$7.52	to	$7.68	$5,852		3.40%	1.40%	to	2.20%	-30.95%	to	-30.43%
2007	824		$10.89	to	$11.04	$9,020		1.27%	1.40%	to	2.20%	0.28%	to	1.10%
2006	268		$10.86	to	$10.92	$2,916		(a)	1.40%	to	2.20%		(a)
ING Franklin Mutual Shares Portfolio - Service Class
2010	20,340		$8.60	to	$10.18	$200,678		0.43%	0.95%	to	2.60%	8.73%	to	10.53%
2009	20,839		$7.89	to	$9.21	$187,539		0.13%	0.95%	to	2.60%	23.25%	to	25.34%
2008	20,205		$6.38	to	$7.35	$146,314		3.71%	0.95%	to	2.60%	-39.44%	to	-38.34%
2007	16,820		$11.79	to	$11.92	$199,485		(b)	0.95%	to	2.60%		(b)
2006	(b)			(b)		(b)		(b)		(b)			(b)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2010	100,997		$8.17	to	$9.68	$857,015		2.48%	0.75%	to	2.60%	7.93%	to	9.88%
2009	109,090		$7.57	to	$8.81	$849,891		2.86%	0.75%	to	2.60%	26.80%	to	29.37%
2008	112,503		$5.97	to	$6.81	$684,019		0.13%	0.75%	to	2.60%	-37.36%	to	-36.31%
2007	54,307		$9.53	to	$9.64	$520,590		(b)	0.95%	to	2.60%		(b)
2006	(b)			(b)		(b)		(b)		(b)			(b)
ING Global Resources Portfolio - Service Class
2010	17,390		$9.47	to	$51.01	$653,531		0.86%	0.80%	to	2.60%	18.51%	to	20.68%
2009	22,047		$7.96	to	$42.27	$692,061		0.33%	0.80%	to	2.60%	33.93%	to	36.40%
2008	23,618		$5.92	to	$30.99	$547,001		2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
2007	20,069		$14.96	to	$52.95	$828,047		0.01%	0.80%	to	2.60%	29.83%	to	32.18%
2006	16,489		$11.47	to	$40.06	$529,809		0.18%	0.80%	to	2.60%	18.24%	to	20.44%
ING Global Resources Portfolio - Service 2 Class
2010	1,153		$19.77	to	$30.92	$30,533		0.77%	1.40%	to	2.20%	18.81%	to	19.75%
2009	1,285		$16.64	to	$25.82	$28,489		0.04%	1.40%	to	2.20%	34.19%	to	35.32%
2008	1,367		$12.40	to	$19.08	$22,531		1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%
2007	1,436		$21.52	to	$32.84	$41,169		-	1.40%	to	2.20%	30.19%	to	31.20%
2006	1,445		$16.53	to	$25.03	$31,781		0.10%	1.40%	to	2.20%	18.49%	to	19.47%
ING Janus Contrarian Portfolio - Service Class
2010	34,930		$7.85	to	$14.83	$439,299		-	0.90%	to	2.60%	11.04%	to	12.90%
2009	40,957		$6.93	to	$13.14	$460,273		0.58%	0.90%	to	2.60%	32.81%	to	35.22%
2008	48,636		$5.19	to	$9.72	$407,973		0.63%	0.90%	to	2.60%	-50.31%	to	-49.44%
2007	46,762		$14.17	to	$19.24	$784,615		-	0.90%	to	2.60%	17.74%	to	19.78%
2006	10,578		$11.99	to	$16.07	$149,666		0.42%	0.90%	to	2.60%	19.84%	to	22.00%
ING Janus Contrarian Portfolio - Service 2 Class
2010	1,332		$12.12	to	$20.43	$22,486		-	1.40%	to	2.20%	11.29%	to	12.19%
2009	1,441		$10.89	to	$18.21	$21,856		0.31%	1.40%	to	2.20%	33.13%	to	34.29%
2008	1,646		$8.18	to	$13.56	$18,745		0.42%	1.40%	to	2.20%	-50.18%	to	-49.78%
2007	1,722		$16.42	to	$27.00	$39,413		-	1.40%	to	2.20%	18.13%	to	19.10%
2006	370		$13.90	to	$22.67	$7,234		0.34%	1.40%	to	2.20%	20.14%	to	21.10%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2010	28,787		$9.68	to	$26.50	$657,788		0.49%	0.75%	to	2.60%	17.13%	to	19.44%
2009	35,528		$8.23	to	$22.21	$692,447		1.48%	0.75%	to	2.60%	67.19%	to	70.19%
2008	35,629		$4.91	to	$13.05	$414,868		2.61%	0.75%	to	2.60%	-52.55%	to	-51.67%
2007	35,157		$18.01	to	$27.00	$867,350		0.89%	0.80%	to	2.60%	34.89%	to	37.40%
2006	27,668		$13.29	to	$19.65	$502,767		0.50%	0.80%	to	2.60%	32.26%	to	34.68%
ING JPMorgan Emerging Markets Equity Portfolio -
Service 2 Class
2010	1,118		$23.52	to	$37.72	$35,486		0.41%	1.40%	to	2.20%	17.48%	to	18.47%
2009	1,238		$20.02	to	$31.84	$33,336		1.14%	1.40%	to	2.20%	67.53%	to	68.91%
2008	1,298		$11.95	to	$18.85	$20,686		2.26%	1.40%	to	2.20%	-52.41%	to	-52.04%
2007	1,430		$25.11	to	$39.30	$47,813		0.89%	1.40%	to	2.20%	35.15%	to	36.32%
2006	1,436		$18.58	to	$28.83	$35,277		0.49%	1.40%	to	2.20%	32.71%	to	33.78%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2010	16,918		$11.41	to	$16.63	$257,411		0.27%	0.90%	to	2.60%	23.46%	to	25.60%
2009	12,649		$9.20	to	$13.24	$153,523		0.41%	0.90%	to	2.60%	23.95%	to	26.22%
2008	13,007		$7.38	to	$10.58	$126,323		0.47%	0.80%	to	2.60%	-31.75%	to	-30.53%
2007	16,728		$10.76	to	$15.37	$236,387		0.13%	0.80%	to	2.60%	-4.25%	to	-2.50%
2006	16,274		$11.18	to	$15.92	$239,483		-	0.80%	to	2.60%	13.63%	to	15.74%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2010	2,318		$11.91	to	$19.00	$38,538		0.11%	1.40%	to	2.20%	23.80%	to	24.75%
2009	2,557		$9.62	to	$15.23	$34,226		0.22%	1.40%	to	2.20%	24.29%	to	25.35%
2008	2,792		$7.74	to	$12.15	$30,008		0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
2007	3,257		$11.31	to	$17.62	$50,959		-	1.40%	to	2.20%	-4.07%	to	-3.24%
2006	3,320		$11.79	to	$18.21	$54,102		-	1.40%	to	2.20%	13.91%	to	14.82%
ING Large Cap Growth Portfolio - Service Class
2010	8,969		$12.61	to	$15.18	$121,916		0.34%	0.75%	to	2.35%	11.59%	to	13.37%
2009	7,714		$11.30	to	$13.39	$93,436		0.43%	0.75%	to	2.35%	39.16%	to	41.39%
2008	1,030		$8.12	to	$9.47	$8,916		0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
2007	701		$11.48	to	$13.17	$8,527		0.08%	0.75%	to	2.55%	8.85%	to	10.77%
2006	950		$10.53	to	$11.89	$10,532		-	0.75%	to	2.60%	2.84%	to	4.85%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Large Cap Growth Portfolio - Service 2 Class
2010	67		$12.61	to	$13.79	$886		-	1.40%	to	2.20%	11.59%	to	12.57%
2009	74		$11.30	to	$12.25	$879		-	1.40%	to	2.20%	38.99%	to	40.16%
2008	94		$8.13	to	$8.74	$802		-	1.40%	to	2.20%	-29.18%	to	-28.65%
2007	109		$11.48	to	$12.25	$1,301		-	1.40%	to	2.20%	9.02%	to	9.87%
2006	122		$10.53	to	$11.15	$1,331		-	1.40%	to	2.20%	3.03%	to	4.01%
ING Limited Maturity Bond Portfolio - Service Class
2010	4,330		$10.56	to	$28.16	$94,829		3.66%	0.50%	to	2.25%	0.85%	to	2.62%
2009	5,258		$10.44	to	$27.44	$113,748		4.79%	0.50%	to	2.25%	4.76%	to	6.65%
2008	6,346		$9.94	to	$25.73	$130,395		6.53%	0.50%	to	2.25%	-2.48%	to	-0.73%
2007	8,412		$10.17	to	$25.92	$176,466		1.99%	0.50%	to	2.25%	3.35%	to	5.24%
2006	10,711		$18.26	to	$24.63	$216,291		3.51%	0.50%	to	2.25%	1.53%	to	3.31%
ING Liquid Assets Portfolio - Service Class
2010	70,785		$9.60	to	$19.26	$1,063,594		-	0.75%	to	2.60%	-2.58%	to	-0.77%
2009	97,754		$9.82	to	$19.41	$1,494,964		0.11%	0.75%	to	2.60%	-2.33%	to	-0.41%
2008	150,409		$10.01	to	$19.49	$2,331,467		2.26%	0.75%	to	2.60%	-0.19%	to	1.67%
2007	68,096		$10.32	to	$19.17	$1,050,018		4.98%	0.75%	to	2.60%	2.18%	to	4.18%
2006	46,163		$10.10	to	$18.40	$710,117		5.15%	0.75%	to	2.60%	1.92%	to	3.84%
ING Liquid Assets Portfolio - Service 2 Class
2010	2,263		$10.04	to	$10.43	$23,027		-	1.40%	to	2.20%	-2.13%	to	-1.42%
2009	3,118		$10.23	to	$10.58	$32,318		0.06%	1.40%	to	2.20%	-2.00%	to	-1.12%
2008	5,349		$10.40	to	$10.70	$56,288		2.09%	1.40%	to	2.20%	0.10%	to	0.85%
2007	2,311		$10.36	to	$10.64	$24,213		4.67%	1.40%	to	2.20%	2.44%	to	3.31%
2006	1,518		$10.07	to	$10.34	$15,430		4.99%	1.40%	to	2.20%	2.29%	to	3.11%
ING Lord Abbett Growth and Income Portfolio -
Service Class
2010	4,933		$9.75	to	$13.04	$56,443		0.51%	0.90%	to	2.45%	14.29%	to	16.02%
2009	5,806		$8.46	to	$11.24	$57,701		0.69%	0.90%	to	2.45%	15.79%	to	17.78%
2008	6,883		$7.23	to	$9.55	$58,611		2.38%	0.90%	to	2.60%	-38.24%	to	-37.15%
2007	8,922		$11.58	to	$15.21	$122,006		1.66%	0.90%	to	2.60%	1.44%	to	3.19%
2006	11,650		$11.28	to	$14.74	$155,652		0.80%	0.90%	to	2.60%	14.60%	to	16.57%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Lord Abbett Growth and Income Portfolio -
Service 2 Class
2010	169		$9.99	to	$14.18	$2,133		0.39%	1.40%	to	2.20%	14.43%	to	15.38%
2009	181		$8.73	to	$12.29	$1,991		0.57%	1.40%	to	2.20%	15.94%	to	16.94%
2008	200		$7.53	to	$10.51	$1,892		2.29%	1.40%	to	2.20%	-38.02%	to	-37.55%
2007	225		$12.15	to	$16.83	$3,428		1.63%	1.40%	to	2.20%	1.76%	to	2.56%
2006	245		$11.94	to	$16.41	$3,685		0.83%	1.40%	to	2.20%	14.70%	to	15.73%
ING Marsico Growth Portfolio - Service Class
2010	31,986		$9.26	to	$18.46	$502,962		0.52%	0.80%	to	2.60%	16.68%	to	18.87%
2009	34,422		$7.78	to	$15.53	$460,437		0.84%	0.80%	to	2.60%	25.61%	to	28.03%
2008	37,553		$6.17	to	$12.13	$397,436		0.52%	0.80%	to	2.60%	-41.84%	to	-40.80%
2007	41,695		$12.20	to	$20.49	$758,194		-	0.80%	to	2.60%	11.21%	to	13.20%
2006	44,891		$10.86	to	$18.69	$732,265		-	0.50%	to	2.60%	2.22%	to	4.41%
ING Marsico Growth Portfolio - Service 2 Class
2010	1,351		$10.57	to	$15.52	$18,769		0.40%	1.40%	to	2.20%	16.92%	to	17.93%
2009	1,476		$9.04	to	$13.16	$17,480		0.69%	1.40%	to	2.20%	26.08%	to	27.03%
2008	1,535		$7.17	to	$10.36	$14,277		0.32%	1.40%	to	2.20%	-41.75%	to	-41.24%
2007	1,666		$12.31	to	$17.63	$26,446		-	1.40%	to	2.20%	11.50%	to	12.44%
2006	1,736		$11.04	to	$15.68	$24,784		-	1.40%	to	2.20%	2.51%	to	3.29%
ING Marsico International Opportunities Portfolio -
Service Class
2010	12,505		$7.83	to	$14.08	$166,057		1.37%	0.75%	to	2.60%	10.86%	to	12.93%
2009	14,798		$7.04	to	$12.48	$175,866		1.22%	0.75%	to	2.60%	33.99%	to	36.62%
2008	18,200		$5.23	to	$9.16	$160,191		1.13%	0.75%	to	2.60%	-50.83%	to	-49.95%
2007	16,499		$14.26	to	$18.30	$294,956		0.87%	0.90%	to	2.60%	17.41%	to	19.53%
2006	11,871		$12.08	to	$15.31	$179,220		0.03%	0.90%	to	2.60%	20.78%	to	22.89%
ING MFS Total Return Portfolio - Service Class
2010	31,007		$9.66	to	$31.11	$742,863		0.45%	0.50%	to	2.60%	7.07%	to	9.27%
2009	35,805		$8.98	to	$28.47	$797,586		2.44%	0.50%	to	2.60%	14.78%	to	17.31%
2008	38,189		$7.77	to	$24.27	$740,739		5.93%	0.50%	to	2.60%	-24.37%	to	-22.73%
2007	43,202		$10.21	to	$31.41	$1,114,781		2.83%	0.50%	to	2.60%	1.28%	to	3.49%
2006	48,171		$11.08	to	$30.35	$1,227,770		2.28%	0.50%	to	2.60%	9.10%	to	11.38%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service 2 Class
2010	2,737		$10.56	to	$13.84	$34,511		0.44%	1.40%	to	2.20%	7.32%	to	8.12%
2009	2,933		$9.84	to	$12.80	$34,335		2.28%	1.40%	to	2.20%	15.09%	to	16.05%
2008	3,225		$8.55	to	$11.03	$32,705		5.67%	1.40%	to	2.20%	-24.13%	to	-23.51%
2007	3,710		$11.27	to	$14.42	$49,366		2.89%	1.40%	to	2.20%	1.53%	to	2.35%
2006	4,025		$11.10	to	$14.09	$52,787		2.19%	1.40%	to	2.20%	9.36%	to	10.25%
ING MFS Utilities Portfolio - Service Class
2010	26,755		$8.94	to	$17.13	$431,592		2.55%	0.75%	to	2.60%	10.77%	to	12.77%
2009	28,774		$8.04	to	$15.20	$416,638		5.29%	0.75%	to	2.60%	29.34%	to	31.87%
2008	31,245		$6.19	to	$11.55	$347,825		3.74%	0.75%	to	2.60%	-39.34%	to	-38.27%
2007	27,331		$15.42	to	$18.71	$499,704		0.74%	0.80%	to	2.60%	24.10%	to	26.38%
2006	18,136		$12.35	to	$14.82	$264,982		0.08%	0.80%	to	2.60%	27.43%	to	29.83%
ING Morgan Stanley Global Franchise Portfolio -
Service Class
2010	19,799		$9.98	to	$18.25	$326,147		0.41%	0.90%	to	2.60%	10.90%	to	12.86%
2009	18,516		$8.96	to	$16.29	$272,604		6.66%	0.80%	to	2.60%	25.54%	to	27.86%
2008	18,444		$7.11	to	$12.74	$215,647		1.99%	0.80%	to	2.60%	-30.39%	to	-29.14%
2007	20,324		$12.28	to	$17.98	$339,631		-	0.80%	to	2.60%	6.81%	to	8.84%
2006	19,786		$11.43	to	$16.52	$308,178		1.62%	0.80%	to	2.60%	18.18%	to	20.32%
ING Morgan Stanley Global Franchise Portfolio -
Service 2 Class
2010	3,747		$13.76	to	$18.57	$62,764		0.30%	1.40%	to	2.20%	11.33%	to	12.27%
2009	4,059		$12.36	to	$16.54	$60,900		6.66%	1.40%	to	2.20%	25.74%	to	26.74%
2008	4,476		$9.83	to	$13.05	$53,281		1.77%	1.40%	to	2.20%	-30.23%	to	-29.65%
2007	5,104		$14.09	to	$18.55	$86,794		-	1.40%	to	2.20%	7.15%	to	8.04%
2006	5,309		$13.15	to	$17.17	$84,046		1.67%	1.40%	to	2.20%	18.47%	to	19.44%
ING Morgan Stanley Global Tactical Asset Allocation
Portfolio - Service Class
2010	6,495		$10.16	to	$12.98	$67,104		1.10%	0.95%	to	2.35%	5.07%	to	6.66%
2009	4,278		$9.67	to	$12.17	$41,756		3.07%	0.95%	to	2.35%	13.22%	to	14.45%
2008	318		$8.54	to	$8.58	$2,725		(c)	1.15%	to	2.35%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Active Allocation Portfolio -
Service Class
2010	5,040		$11.71	to	$14.66	$60,023		1.62%	0.95%	to	2.35%	11.40%	to	12.94%
2009	2,217		$10.51	to	$12.98	$23,532		1.10%	0.95%	to	2.35%	24.97%	to	26.39%
2008	412		$8.41	to	$8.45	$3,471		(c)	1.15%	to	2.35%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING PIMCO High Yield Portfolio - Service Class
2010	34,750		$12.41	to	$16.33	$519,986		7.27%	0.50%	to	2.60%	11.31%	to	13.64%
2009	29,928		$11.24	to	$14.47	$400,025		8.29%	0.50%	to	2.60%	45.49%	to	48.60%
2008	35,884		$7.65	to	$9.76	$326,164		8.81%	0.50%	to	2.60%	-24.50%	to	-22.89%
2007	48,061		$10.74	to	$12.70	$574,507		6.90%	0.50%	to	2.60%	0.17%	to	2.37%
2006	54,855		$10.86	to	$12.45	$649,202		6.60%	0.50%	to	2.60%	6.14%	to	8.41%
ING PIMCO Total Return Bond Portfolio - Service
Class
2010	174,530		$11.75	to	$20.76	$2,995,230		4.93%	0.75%	to	2.60%	4.96%	to	6.90%
2009	184,659		$11.14	to	$19.42	$2,982,070		4.08%	0.75%	to	2.60%	11.41%	to	13.57%
2008	146,635		$10.05	to	$17.10	$2,112,274		3.67%	0.75%	to	2.60%	1.54%	to	3.45%
2007	67,225		$10.85	to	$16.53	$963,329		2.80%	0.75%	to	2.60%	6.15%	to	8.18%
2006	46,467		$10.19	to	$15.28	$629,159		2.44%	0.75%	to	2.60%	1.66%	to	3.54%
ING PIMCO Total Return Bond Portfolio - Service 2
Class
2010	5,170		$12.97	to	$14.89	$73,254		4.52%	1.40%	to	2.20%	5.19%	to	6.05%
2009	5,514		$12.33	to	$14.04	$73,887		3.66%	1.40%	to	2.20%	11.79%	to	12.68%
2008	5,145		$11.03	to	$12.46	$61,403		3.17%	1.40%	to	2.20%	1.66%	to	2.64%
2007	4,084		$10.85	to	$12.14	$47,659		3.23%	1.40%	to	2.20%	6.37%	to	7.24%
2006	3,836		$10.20	to	$11.32	$41,970		2.47%	1.40%	to	2.20%	2.00%	to	2.82%
ING Pioneer Fund Portfolio - Service Class
2010	5,005		$9.61	to	$12.23	$57,938		1.02%	0.75%	to	2.60%	12.94%	to	14.94%
2009	5,109		$8.39	to	$10.64	$51,948		1.15%	0.75%	to	2.60%	20.84%	to	23.29%
2008	5,490		$6.83	to	$8.63	$45,727		2.81%	0.75%	to	2.60%	-36.39%	to	-35.26%
2007	6,910		$11.59	to	$13.33	$89,772		1.01%	0.75%	to	2.60%	2.26%	to	4.30%
2006	7,815		$12.39	to	$12.78	$98,275		-	0.75%	to	2.60%	13.77%	to	15.87%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Mid Cap Value Portfolio - Service Class
2010	49,052		$9.86	to	$12.33	$572,449		0.83%	0.75%	to	2.60%	14.92%	to	16.99%
2009	56,025		$8.41	to	$10.54	$563,986		1.19%	0.75%	to	2.60%	21.84%	to	24.29%
2008	60,375		$6.88	to	$8.48	$494,199		1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
2007	52,138		$11.64	to	$12.78	$648,885		0.53%	0.75%	to	2.60%	2.70%	to	4.75%
2006	52,297		$11.19	to	$12.20	$627,662		0.19%	0.75%	to	2.60%	9.44%	to	11.52%
ING Retirement Conservative Portfolio - Adviser
Class
2010	53,453		$8.74	to	$8.89	$470,803		0.25%	0.95%	to	2.35%	5.30%	to	6.85%
2009	48,192		$8.30	to	$8.32	$400,422		(d)	0.95%	to	2.35%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Retirement Growth Portfolio - Adviser Class
2010	449,035		$10.16	to	$10.37	$4,611,727		0.37%	0.95%	to	2.60%	8.66%	to	10.55%
2009	484,226		$9.35	to	$9.38	$4,534,412		(d)	0.95%	to	2.60%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Retirement Moderate Growth Portfolio - Adviser
Class
2010	303,412		$10.39	to	$10.60	$3,185,520		0.47%	0.95%	to	2.60%	8.12%	to	9.96%
2009	322,936		$9.61	to	$9.64	$3,108,225		(d)	0.95%	to	2.60%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Retirement Moderate Portfolio - Adviser Class
2010	171,842		$10.49	to	$10.71	$1,823,032		0.56%	0.95%	to	2.60%	6.61%	to	8.51%
2009	186,216		$9.84	to	$9.87	$1,834,949		(d)	0.95%	to	2.60%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2010	73,279		$10.56	to	$59.06	$2,636,403		1.59%	0.75%	to	2.60%	11.01%	to	13.15%
2009	75,826		$9.45	to	$52.21	$2,513,348		1.88%	0.75%	to	2.60%	29.86%	to	32.33%
2008	75,307		$7.26	to	$39.50	$1,962,032		4.41%	0.75%	to	2.60%	-29.40%	to	-28.10%
2007	70,829		$10.22	to	$54.94	$2,706,874		1.81%	0.80%	to	2.60%	1.64%	to	3.56%
2006	65,649		$11.17	to	$53.05	$2,587,523		1.18%	0.80%	to	2.60%	11.64%	to	13.72%
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2010	5,094		$12.49	to	$18.32	$83,486		1.42%	1.40%	to	2.20%	11.32%	to	12.32%
2009	5,711		$11.22	to	$16.31	$83,348		1.69%	1.40%	to	2.20%	30.16%	to	31.11%
2008	6,234		$8.62	to	$12.44	$69,529		3.87%	1.40%	to	2.20%	-29.23%	to	-28.63%
2007	7,127		$12.18	to	$17.43	$111,811		1.70%	1.40%	to	2.20%	1.92%	to	2.77%
2006	7,567		$11.95	to	$16.96	$115,607		1.16%	1.40%	to	2.20%	12.00%	to	12.92%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2010	26,314		$9.23	to	$37.74	$685,068		1.57%	0.50%	to	2.60%	11.93%	to	14.40%
2009	28,154		$8.17	to	$32.99	$652,560		1.66%	0.50%	to	2.60%	21.80%	to	24.35%
2008	28,972		$6.65	to	$26.53	$553,960		4.20%	0.50%	to	2.60%	-37.39%	to	-36.01%
2007	30,810		$11.55	to	$41.46	$945,504		1.39%	0.50%	to	2.60%	0.39%	to	2.52%
2006	33,077		$12.03	to	$40.44	$1,025,488		1.30%	0.50%	to	2.60%	15.98%	to	18.52%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2010	1,773		$10.41	to	$14.70	$23,922		1.49%	1.40%	to	2.20%	12.18%	to	13.16%
2009	1,880		$9.28	to	$12.99	$22,439		1.53%	1.40%	to	2.20%	22.06%	to	23.01%
2008	2,064		$7.60	to	$10.56	$20,160		3.93%	1.40%	to	2.20%	-37.24%	to	-36.69%
2007	2,243		$12.11	to	$16.68	$34,714		1.32%	1.40%	to	2.20%	0.67%	to	1.52%
2006	2,374		$12.03	to	$16.43	$36,444		1.32%	1.40%	to	2.20%	16.34%	to	17.27%
ING Templeton Global Growth Portfolio - Service
Class
2010	14,785		$8.35	to	$24.57	$286,405		1.43%	0.80%	to	2.60%	4.99%	to	6.87%
2009	16,283		$7.93	to	$22.99	$299,463		2.07%	0.80%	to	2.60%	28.88%	to	31.22%
2008	16,433		$6.13	to	$17.52	$234,440		1.02%	0.80%	to	2.60%	-41.26%	to	-40.14%
2007	18,291		$11.69	to	$30.60	$448,072		1.03%	0.50%	to	2.60%	-0.30%	to	1.90%
2006	18,750		$11.67	to	$30.03	$466,167		0.89%	0.50%	to	2.60%	19.00%	to	21.33%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service 2
Class
2010	332		$10.49	to	$16.14	$4,732		1.36%	1.40%	to	2.20%	5.22%	to	6.04%
2009	346		$9.97	to	$15.22	$4,691		1.95%	1.40%	to	2.20%	29.15%	to	30.20%
2008	357		$7.72	to	$11.69	$3,738		0.71%	1.40%	to	2.20%	-41.07%	to	-40.60%
2007	464		$13.10	to	$19.68	$8,169		0.90%	1.40%	to	2.20%	0.00%	to	0.87%
2006	481		$13.10	to	$19.51	$8,479		0.84%	1.40%	to	2.20%	19.09%	to	20.06%
ING Van Kampen Growth and Income Portfolio -
Service Class
2010	17,670		$9.21	to	$34.28	$460,426		0.24%	0.50%	to	2.60%	9.59%	to	11.92%
2009	20,388		$8.35	to	$30.63	$482,174		1.23%	0.50%	to	2.60%	20.71%	to	23.31%
2008	21,955		$6.85	to	$24.84	$428,956		3.75%	0.50%	to	2.60%	-34.00%	to	-32.55%
2007	24,948		$11.42	to	$36.83	$739,205		1.52%	0.50%	to	2.60%	-0.08%	to	2.08%
2006	28,474		$11.39	to	$36.08	$851,385		1.15%	0.50%	to	2.60%	13.07%	to	15.42%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2010	3,710		$10.95	to	$15.61	$52,570		0.24%	1.40%	to	2.20%	9.83%	to	10.79%
2009	3,999		$9.97	to	$14.09	$51,349		1.11%	1.40%	to	2.20%	21.14%	to	21.99%
2008	4,227		$8.23	to	$11.55	$44,662		3.49%	1.40%	to	2.20%	-33.84%	to	-33.24%
2007	4,845		$12.44	to	$17.30	$77,095		1.37%	1.40%	to	2.20%	0.16%	to	0.99%
2006	5,087		$12.42	to	$17.13	$80,594		1.05%	1.40%	to	2.20%	13.32%	to	14.20%
ING Wells Fargo HealthCare Portfolio - Service Class
2010	15,039		$8.72	to	$11.78	$167,211		-	0.90%	to	2.60%	4.17%	to	6.05%
2009	16,988		$8.19	to	$11.11	$179,816		-	0.90%	to	2.60%	16.96%	to	19.08%
2008	18,362		$6.98	to	$9.33	$164,749		0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
2007	16,047		$11.93	to	$13.21	$205,635		0.13%	0.80%	to	2.60%	5.72%	to	7.68%
2006	16,005		$11.22	to	$12.28	$192,226		-	0.80%	to	2.60%	10.88%	to	12.96%
ING Diversified International Fund - Class R
2010	19		$9.15	to	$9.39	$178		0.52%	0.75%	to	1.35%	9.84%	to	10.47%
2009	24		$8.33	to	$8.50	$203		0.52%	0.75%	to	1.35%	32.85%	to	33.86%
2008	29		$6.27	to	$6.35	$182		7.24%	0.75%	to	1.35%	-46.77%	to	-46.46%
2007	34		$11.78	to	$11.86	$398		2.53%	0.75%	to	1.35%	10.40%	to	10.67%
2006	7		$10.67	to	$10.68	$76		(a)	1.00%	to	1.35%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2010	157		$17.90	to	$19.66	$3,047		1.06%	0.75%	to	1.35%	20.36%	to	21.06%
2009	127		$14.83	to	$16.27	$2,051		2.20%	0.75%	to	1.35%	33.81%	to	34.63%
2008	34		$11.17	to	$12.12	$404		0.87%	0.75%	to	1.35%	-27.54%	to	-27.11%
2007	32		$15.35	to	$16.66	$519		0.53%	0.75%	to	1.35%	-4.20%	to	-3.60%
2006	36		$15.96	to	$17.34	$611		0.02%	0.75%	to	1.35%	13.90%	to	14.58%
ING Baron Small Cap Growth Portfolio - Service Class
2010	27,327		$10.09	to	$18.49	$342,203		-	0.75%	to	2.60%	23.17%	to	25.61%
2009	28,614		$8.16	to	$14.72	$288,247		-	0.75%	to	2.60%	31.77%	to	34.18%
2008	23,371		$6.17	to	$10.97	$177,288		-	0.75%	to	2.60%	-42.81%	to	-41.71%
2007	18,283		$11.41	to	$18.82	$240,630		-	0.75%	to	2.60%	3.35%	to	5.32%
2006	11,736		$11.00	to	$17.87	$147,898		-	0.75%	to	2.60%	12.27%	to	14.40%
ING Columbia Small Cap Value Portfolio - Service
Class
2010	15,497		$9.52	to	$11.27	$153,917		1.16%	0.95%	to	2.60%	22.05%	to	24.12%
2009	19,380		$7.80	to	$9.08	$156,330		1.23%	0.95%	to	2.60%	21.50%	to	23.51%
2008	20,680		$6.42	to	$7.36	$136,090		0.10%	0.95%	to	2.60%	-35.80%	to	-34.69%
2007	14,188		$10.00	to	$11.27	$144,098		0.12%	0.95%	to	2.60%	0.30%	to	2.08%
2006	7,129		$9.97	to	$11.06	$71,511		(a)	0.95%	to	2.60%		(a)
ING Davis New York Venture Portfolio - Service
Class
2010	30,184		$8.85	to	$13.23	$291,613		0.41%	0.75%	to	2.60%	9.11%	to	11.26%
2009	30,411		$8.08	to	$11.93	$266,995		0.67%	0.75%	to	2.60%	28.14%	to	30.66%
2008	27,384		$6.28	to	$9.15	$185,900		0.86%	0.75%	to	2.60%	-40.84%	to	-39.67%
2007	16,069		$11.14	to	$15.21	$182,872		0.26%	0.75%	to	2.60%	1.46%	to	3.31%
2006	8,295		$10.98	to	$14.75	$92,112		0.01%	0.75%	to	2.60%	11.41%	to	13.07%
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2010	9,712		$10.11	to	$18.18	$121,321		0.90%	0.75%	to	2.45%	19.98%	to	22.01%
2009	6,384		$8.42	to	$14.90	$67,915		1.46%	0.75%	to	2.55%	22.50%	to	24.69%
2008	3,989		$6.86	to	$11.95	$35,664		2.75%	0.75%	to	2.55%	-34.77%	to	-33.54%
2007	1,393		$13.50	to	$17.98	$23,165		0.56%	0.75%	to	2.60%	-0.37%	to	1.58%
2006	1,576		$13.55	to	$17.70	$25,829		-	0.75%	to	2.60%	13.48%	to	15.61%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason ClearBridge Aggressive Growth
Portfolio - Service Class
2010	7,793		$9.94	to	$13.22	$96,230		-	0.75%	to	2.45%	21.09%	to	23.21%
2009	8,824		$8.14	to	$10.75	$89,393		-	0.75%	to	2.55%	28.61%	to	30.90%
2008	10,153		$6.28	to	$8.23	$79,359		-	0.75%	to	2.55%	-40.88%	to	-39.75%
2007	11,590		$10.62	to	$13.69	$152,199		-	0.75%	to	2.60%	-4.49%	to	-2.68%
2006	12,234		$11.97	to	$14.09	$166,845		-	0.75%	to	2.60%	7.21%	to	9.18%
ING Oppenheimer Global Portfolio - Initial Class
2010	492		$13.07	to	$14.12	$6,776		1.56%	0.75%	to	2.10%	13.65%	to	15.17%
2009	618		$11.50	to	$12.26	$7,415		2.34%	0.75%	to	2.10%	36.74%	to	38.53%
2008	762		$8.38	to	$8.85	$6,611		2.25%	0.75%	to	2.20%	-41.64%	to	-40.76%
2007	972		$14.20	to	$14.94	$14,307		1.09%	0.75%	to	2.60%	3.80%	to	5.81%
2006	1,210		$13.68	to	$14.12	$16,934		0.07%	0.75%	to	2.60%	14.95%	to	17.08%
ING Oppenheimer Global Portfolio - Service Class
2010	8,943		$9.62	to	$17.35	$124,699		1.37%	0.75%	to	2.60%	12.82%	to	14.95%
2009	10,171		$8.44	to	$15.14	$124,376		2.14%	0.75%	to	2.60%	35.73%	to	38.33%
2008	11,877		$6.16	to	$10.97	$105,333		2.45%	0.75%	to	2.60%	-42.04%	to	-40.94%
2007	10,498		$12.05	to	$18.62	$160,036		0.96%	0.75%	to	2.60%	3.55%	to	5.56%
2006	7,433		$11.61	to	$17.69	$108,798		0.07%	0.75%	to	2.60%	14.56%	to	16.69%
ING Oppenheimer Global Strategic Income Portfolio -
Service Class
2010	721		$13.07	to	$13.53	$9,633		3.10%	0.75%	to	1.35%	13.95%	to	14.66%
2009	732		$11.47	to	$11.80	$8,547		3.29%	0.75%	to	1.35%	19.73%	to	20.41%
2008	914		$9.58	to	$9.80	$8,886		6.50%	0.75%	to	1.35%	-16.91%	to	-16.38%
2007	862		$11.53	to	$11.72	$10,045		4.43%	0.75%	to	1.35%	7.16%	to	7.82%
2006	384		$10.76	to	$10.87	$4,165		0.12%	0.75%	to	1.35%	6.75%	to	7.41%
ING PIMCO Total Return Portfolio - Service Class
2010	556		$13.61	to	$15.44	$7,923		3.19%	0.75%	to	1.35%	6.16%	to	6.78%
2009	718		$12.82	to	$14.46	$9,629		3.45%	0.75%	to	1.35%	11.09%	to	11.75%
2008	713		$11.54	to	$12.94	$8,589		5.66%	0.75%	to	1.35%	-1.54%	to	-0.92%
2007	386		$11.72	to	$13.06	$4,744		3.24%	0.75%	to	1.35%	7.92%	to	8.56%
2006	259		$10.86	to	$12.03	$2,982		1.65%	0.75%	to	1.35%	2.55%	to	3.26%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2015 Portfolio - Service Class
2010	1,520		$11.50	to	$11.90	$17,776		2.21%	0.75%	to	1.35%	9.73%	to	10.39%
2009	1,596		$10.48	to	$10.78	$16,960		3.91%	0.75%	to	1.35%	20.74%	to	21.40%
2008	1,280		$8.68	to	$8.88	$11,249		1.89%	0.75%	to	1.35%	-27.91%	to	-27.39%
2007	766		$12.04	to	$12.23	$9,290		0.51%	0.75%	to	1.35%	3.26%	to	3.82%
2006	278		$11.66	to	$11.78	$3,262		0.13%	0.75%	to	1.35%	9.54%	to	9.89%
ING Solution 2025 Portfolio - Service Class
2010	1,598		$11.36	to	$11.75	$18,481		1.57%	0.75%	to	1.35%	12.25%	to	12.87%
2009	1,640		$10.12	to	$10.41	$16,849		3.52%	0.75%	to	1.35%	24.17%	to	24.82%
2008	1,108		$8.15	to	$8.34	$9,138		1.46%	0.75%	to	1.35%	-34.80%	to	-34.33%
2007	516		$12.50	to	$12.70	$6,508		0.38%	0.75%	to	1.35%	3.22%	to	3.84%
2006	207		$12.11	to	$12.23	$2,527		0.07%	0.75%	to	1.35%	11.79%
ING Solution 2035 Portfolio - Service Class
2010	955		$11.50	to	$11.90	$11,158		1.23%	0.75%	to	1.35%	12.97%	to	13.66%
2009	1,070		$10.18	to	$10.47	$11,035		2.91%	0.75%	to	1.35%	26.62%	to	27.37%
2008	980		$8.04	to	$8.22	$7,954		1.64%	0.75%	to	1.35%	-37.82%	to	-37.44%
2007	595		$12.93	to	$13.14	$7,753		0.41%	0.75%	to	1.35%	3.86%	to	4.45%
2006	126		$12.45	to	$12.58	$1,583		0.10%	0.75%	to	1.35%	13.00%	to	13.33%
ING Solution 2045 Portfolio - Service Class
2010	109		$11.52	to	$11.92	$1,270		0.90%	0.75%	to	1.35%	13.61%	to	14.29%
2009	135		$10.14	to	$10.43	$1,384		2.15%	0.75%	to	1.35%	28.03%	to	28.77%
2008	153		$7.92	to	$8.10	$1,225		1.36%	0.75%	to	1.35%	-40.67%	to	-40.27%
2007	84		$13.35	to	$13.56	$1,135		0.14%	0.75%	to	1.35%	4.52%	to	4.95%
2006	24		$12.82	to	$12.92	$312		-	0.75%	to	1.20%	13.91%
ING Solution Income Portfolio - Service Class
2010	574		$11.63	to	$12.04	$6,790		3.21%	0.75%	to	1.35%	8.09%	to	8.76%
2009	635		$10.76	to	$11.07	$6,919		5.25%	0.75%	to	1.35%	15.57%	to	16.28%
2008	581		$9.31	to	$9.52	$5,469		2.11%	0.75%	to	1.35%	-17.76%	to	-17.22%
2007	408		$11.32	to	$11.50	$4,657		0.65%	0.75%	to	1.35%	4.03%	to	4.36%
2006	52		$10.93	to	$11.02	$566		(a)	0.75%	to	1.20%		(a)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2010	694		$13.99	to	$17.34	$11,833		0.07%	0.75%	to	1.35%	26.40%	to	27.20%
2009	680		$11.04	to	$13.67	$9,112		0.31%	0.75%	to	1.35%	44.07%	to	44.90%
2008	339		$7.65	to	$9.46	$3,090		0.06%	0.75%	to	1.35%	-44.03%	to	-43.68%
2007	204		$13.63	to	$16.84	$3,215		-	0.75%	to	1.35%	11.42%	to	12.17%
2006	152		$12.20	to	$15.06	$2,030		-	0.75%	to	1.35%	7.51%	to	8.10%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2010	11,556		$8.93	to	$14.81	$108,925		0.03%	0.75%	to	2.60%	13.47%	to	15.78%
2009	11,877		$7.87	to	$12.83	$97,640		0.01%	0.75%	to	2.60%	39.05%	to	41.41%
2008	5,066		$5.66	to	$9.09	$30,425		1.09%	0.75%	to	2.60%	-43.72%	to	-42.73%
2007	3,334		$10.10	to	$15.93	$35,823		0.14%	0.75%	to	2.45%	8.14%	to	8.79%
2006	320		$12.30	to	$14.68	$4,288		-	0.75%	to	1.35%	11.54%	to	12.19%
ING Templeton Foreign Equity Portfolio - Service
Class
2010	25,636		$8.22	to	$11.25	$260,443		2.06%	0.75%	to	2.60%	5.73%	to	7.77%
2009	25,327		$7.67	to	$10.46	$241,228		-	0.75%	to	2.60%	28.47%	to	31.00%
2008	21,711		$5.97	to	$8.02	$159,726		3.32%	0.75%	to	2.60%	-42.17%	to	-41.17%
2007	8,749		$12.45	to	$13.64	$110,579		1.24%	0.95%	to	2.60%	12.26%	to	14.14%
2006	2,262		$11.09	to	$11.95	$25,226		(a)	0.95%	to	2.60%		(a)
ING Thornburg Value Portfolio - Initial Class
2010	138		$9.29	to	$13.71	$1,384		1.47%	0.95%	to	2.10%	8.98%	to	10.36%
2009	163		$8.51	to	$12.46	$1,479		1.12%	0.95%	to	2.10%	41.78%	to	43.50%
2008	188		$5.99	to	$8.72	$1,193		0.52%	0.95%	to	2.10%	-41.01%	to	-40.35%
2007	247		$10.15	to	$14.66	$2,633		0.44%	0.95%	to	2.10%	4.98%	to	6.18%
2006	331		$9.34	to	$13.84	$3,324		0.48%	0.95%	to	2.55%	13.90%	to	15.78%
ING Thornburg Value Portfolio - Service Class
2010	690		$10.66	to	$14.43	$8,281		1.41%	0.75%	to	2.35%	8.55%	to	10.24%
2009	718		$9.82	to	$13.11	$7,716		0.79%	0.75%	to	2.35%	40.89%	to	43.36%
2008	679		$6.97	to	$9.18	$4,948		0.10%	0.75%	to	2.35%	-41.30%	to	-40.37%
2007	1,107		$11.74	to	$15.42	$13,460		0.75%	0.75%	to	2.35%	4.49%	to	6.20%
2006	592		$11.09	to	$14.56	$6,794		0.02%	0.75%	to	2.35%	15.13%	to	15.68%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2010	558		$10.15	to	$13.48	$6,229		0.64%	0.75%	to	2.35%	10.33%	to	12.15%
2009	649		$9.20	to	$12.05	$6,503		1.15%	0.75%	to	2.35%	28.49%	to	30.69%
2008	796		$7.16	to	$9.25	$6,145		1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
2007	1,086		$12.22	to	$15.57	$14,104		0.67%	0.75%	to	2.45%	-1.60%	to	0.16%
2006	1,739		$12.40	to	$15.59	$22,611		0.48%	0.75%	to	2.60%	11.39%	to	13.42%
ING Van Kampen Comstock Portfolio - Service Class
2010	16,119		$9.32	to	$13.88	$189,031		1.38%	0.75%	to	2.60%	12.14%	to	14.24%
2009	15,876		$8.24	to	$12.18	$164,271		2.32%	0.75%	to	2.60%	25.28%	to	27.51%
2008	16,491		$6.55	to	$9.57	$135,204		3.99%	0.75%	to	2.60%	-38.19%	to	-36.94%
2007	16,860		$10.78	to	$15.22	$221,984		1.25%	0.75%	to	2.60%	-4.83%	to	-3.00%
2006	15,954		$11.25	to	$15.73	$219,324		0.70%	0.75%	to	2.60%	12.87%	to	14.96%
ING Van Kampen Equity and Income Portfolio - Initial
Class
2010	160		$12.64	to	$12.97	$2,046		1.74%	0.75%	to	1.20%	10.97%	to	11.52%
2009	202		$11.39	to	$11.63	$2,321		1.91%	0.75%	to	1.20%	21.30%	to	21.78%
2008	221		$9.34	to	$9.55	$2,076		5.06%	0.75%	to	1.35%	-24.43%	to	-23.96%
2007	283		$12.36	to	$12.56	$3,542		2.47%	0.75%	to	1.35%	2.15%	to	2.78%
2006	321		$12.10	to	$12.22	$3,913		1.93%	0.75%	to	1.35%	11.21%	to	11.80%
ING Van Kampen Equity and Income Portfolio -
Service Class
2010	16,986		$9.50	to	$15.52	$207,495		1.64%	0.75%	to	2.60%	9.13%	to	11.22%
2009	17,055		$8.66	to	$13.99	$189,556		1.66%	0.75%	to	2.60%	19.14%	to	21.49%
2008	18,391		$7.23	to	$11.55	$169,926		7.22%	0.75%	to	2.60%	-25.55%	to	-24.14%
2007	8,181		$9.66	to	$15.26	$102,113		1.91%	0.75%	to	2.60%	0.59%	to	2.49%
2006	5,017		$11.82	to	$14.92	$61,397		2.21%	0.75%	to	2.60%	9.47%	to	11.56%
ING Strategic Allocation Conservative Portfolio -
Class S
2010	100		$14.20	to	$14.69	$1,451		4.21%	0.75%	to	1.35%	9.48%	to	10.04%
2009	102		$12.97	to	$13.35	$1,353		8.24%	0.75%	to	1.35%	16.11%	to	16.90%
2008	103		$11.17	to	$11.42	$1,170		4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
2007	96		$14.88	to	$15.12	$1,445		2.50%	0.75%	to	1.35%	4.26%	to	4.71%
2006	50		$14.33	to	$14.44	$717		1.55%	0.75%	to	1.20%	7.07%	to	7.36%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Growth Portfolio - Class S
2010	39		$15.41	to	$15.95	$601		3.36%	0.75%	to	1.35%	11.26%	to	11.93%
2009	42		$13.85	to	$14.25	$589		9.26%	0.75%	to	1.35%	23.22%	to	24.02%
2008	45		$11.24	to	$11.49	$512		3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
2007	25		$17.93	to	$18.15	$455		1.31%	0.75%	to	1.20%	3.52%	to	3.95%
2006	18		$17.32	to	$17.46	$308		0.48%	0.75%	to	1.20%	11.65%	to	12.07%
ING Strategic Allocation Moderate Portfolio - Class S
2010	51		$14.80	to	$15.32	$775		4.19%	0.75%	to	1.35%	10.20%	to	10.93%
2009	48		$13.43	to	$13.81	$657		7.97%	0.75%	to	1.35%	19.91%	to	20.51%
2008	50		$11.20	to	$11.46	$573		3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
2007	52		$16.37	to	$16.63	$862		2.06%	0.75%	to	1.35%	3.87%	to	4.46%
2006	44		$15.76	to	$15.92	$693		1.01%	0.75%	to	1.35%	9.29%	to	9.94%
ING Growth and Income Portfolio - Class I
2010	13		$8.85	to	$8.89	$114		0.90%	1.25%	to	1.40%	12.45%	to	12.67%
2009	14		$7.87	to	$7.89	$109		1.01%	1.25%	to	1.40%	28.50%	to	28.59%
2008	15		$6.12	to	$6.14	$90		1.67%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	15			$9.96		$150		(b)	1.25%	to	1.40%		(b)
2006	(b)			(b)		(b)		(b)		(b)			(b)
ING Growth and Income Portfolio - Class S
2010	51,286		$8.45	to	$15.07	$449,666		0.79%	0.50%	to	2.60%	10.89%	to	13.28%
2009	57,953		$7.62	to	$13.34	$453,859		1.45%	0.50%	to	2.60%	26.58%	to	29.34%
2008	44,763		$6.02	to	$10.33	$274,706		3.86%	0.50%	to	2.60%	-39.13%	to	-38.33%
2007	488		$9.94	to	$16.75	$7,420		1.64%	0.75%	to	2.20%	5.71%	to	6.35%
2006	310		$14.70	to	$15.75	$4,758		1.29%	0.75%	to	1.35%	12.40%	to	12.90%
ING GET U.S. Core Portfolio - Series 5
2010	1,090		$10.05	to	$10.78	$11,351		1.76%	1.45%	to	2.50%	-0.59%	to	0.56%
2009	1,378		$10.11	to	$10.72	$14,317		3.58%	1.45%	to	2.50%	-0.88%	to	0.19%
2008	1,627		$10.11	to	$10.70	$16,931		1.51%	1.45%	to	2.70%	-9.81%	to	-8.70%
2007	2,032		$11.19	to	$11.72	$23,310		1.78%	1.45%	to	2.75%	-0.62%	to	0.69%
2006	2,507		$11.17	to	$11.64	$28,664		1.86%	1.25%	to	3.10%	7.92%	to	9.61%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2010	1,044		$9.86	to	$10.54	$10,706		2.15%	1.45%	to	2.50%	-0.50%	to	0.57%
2009	1,412		$9.61	to	$10.48	$14,418		2.17%	1.45%	to	3.10%	-1.44%	to	0.19%
2008	1,829		$9.75	to	$10.46	$18,708		1.91%	1.45%	to	3.10%	-9.05%	to	-7.52%
2007	2,246		$10.72	to	$11.39	$24,947		2.46%	1.25%	to	3.10%	0.19%	to	1.97%
2006	2,775		$10.70	to	$11.17	$30,412		2.27%	1.25%	to	3.10%	7.10%	to	9.08%
ING GET U.S. Core Portfolio - Series 7
2010	731		$9.60	to	$10.51	$7,465		2.15%	1.45%	to	2.95%	-0.52%	to	1.06%
2009	1,033		$9.65	to	$10.40	$10,450		2.29%	1.45%	to	2.95%	-1.93%	to	-0.48%
2008	1,169		$9.84	to	$10.45	$11,948		1.97%	1.45%	to	2.95%	-7.69%	to	-6.36%
2007	1,480		$10.62	to	$11.23	$16,210		2.54%	1.25%	to	3.10%	0.09%	to	2.00%
2006	2,117		$10.60	to	$11.01	$22,891		2.17%	1.25%	to	3.10%	6.85%	to	8.90%
ING GET U.S. Core Portfolio - Series 8
2010	399		$9.91	to	$10.66	$4,109		2.15%	1.25%	to	2.50%	-0.10%	to	1.14%
2009	543		$9.92	to	$10.54	$5,547		2.39%	1.25%	to	2.50%	-0.60%	to	0.57%
2008	725		$9.98	to	$10.48	$7,399		1.87%	1.25%	to	2.50%	-8.86%	to	-7.58%
2007	896		$10.77	to	$11.34	$9,955		2.27%	1.25%	to	3.10%	0.47%	to	2.35%
2006	998		$10.72	to	$11.08	$10,909		1.75%	1.25%	to	3.10%	7.31%	to	9.27%
ING GET U.S. Core Portfolio - Series 9
2010	387		$10.04	to	$10.62	$4,036		2.07%	1.45%	to	2.45%	1.21%	to	2.31%
2009	504		$9.89	to	$10.38	$5,144		2.25%	1.45%	to	2.50%	-1.00%
2008	596		$9.92	to	$10.38	$6,080		2.19%	1.45%	to	2.70%	-7.72%	to	-6.49%
2007	686		$10.65	to	$11.10	$7,521		2.59%	1.45%	to	3.10%	0.76%	to	2.40%
2006	940		$10.57	to	$10.88	$10,101		1.35%	1.25%	to	3.10%	6.77%	to	8.80%
ING GET U.S. Core Portfolio - Series 10
2010	318		$9.92	to	$10.59	$3,216		2.66%	1.25%	to	2.45%	1.53%	to	2.82%
2009	412		$9.75	to	$10.30	$4,090		2.82%	1.25%	to	2.50%	-3.37%	to	-2.09%
2008	501		$9.95	to	$10.52	$5,125		2.53%	1.25%	to	2.90%	-6.66%	to	-5.05%
2007	562		$10.66	to	$11.08	$6,095		2.00%	1.25%	to	2.90%	0.57%	to	2.31%
2006	805		$10.57	to	$10.83	$8,614		0.73%	1.25%	to	3.10%	6.44%	to	8.41%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2010	468		$9.94	to	$10.72	$4,857		2.38%	1.45%	to	2.95%	1.74%	to	3.28%
2009	565		$9.77	to	$10.38	$5,718		3.98%	1.45%	to	2.95%	-3.65%	to	-2.17%
2008	742		$10.14	to	$10.61	$7,708		2.42%	1.45%	to	2.95%	-2.31%	to	-0.93%
2007	836		$10.35	to	$10.71	$8,827		3.25%	1.45%	to	3.10%	-1.05%	to	0.56%
2006	1,056		$10.46	to	$10.65	$11,153		0.27%	1.45%	to	3.10%	5.29%	to	6.29%
ING GET U.S. Core Portfolio - Series 12
2010	187		$10.23	to	$10.77	$1,962		2.77%	1.45%	to	2.50%	3.13%	to	4.26%
2009	221		$9.71	to	$10.33	$2,232		3.19%	1.45%	to	3.05%	-3.67%	to	-2.09%
2008	268		$10.08	to	$10.55	$2,781		1.71%	1.45%	to	3.05%	-9.03%	to	-7.54%
2007	355		$11.07	to	$11.41	$4,014		1.30%	1.45%	to	3.10%	-0.18%	to	1.51%
2006	426		$11.09	to	$11.24	$4,768		(a)	1.45%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 13
2010	1,215		$10.21	to	$10.69	$12,854		2.48%	1.45%	to	2.45%	3.97%	to	5.11%
2009	1,567		$9.82	to	$10.17	$15,806		3.48%	1.45%	to	2.45%	-4.47%	to	-3.51%
2008	2,204		$10.16	to	$10.54	$23,085		2.18%	1.45%	to	2.90%	-0.59%	to	0.86%
2007	3,493		$10.19	to	$10.45	$36,193		0.65%	1.45%	to	3.10%	1.70%	to	3.36%
2006	5,273		$10.02	to	$10.11	$53,117		(a)	1.45%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 14
2010	3,418		$10.30	to	$10.75	$36,259		3.84%	1.45%	to	2.50%	4.24%	to	5.39%
2009	4,490		$9.72	to	$10.20	$45,358		3.95%	1.45%	to	3.05%	-3.76%	to	-2.30%
2008	7,383		$10.10	to	$10.44	$76,227		1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
2007	8,660		$10.11	to	$10.28	$88,486		(b)	1.45%	to	3.10%		(b)
2006	(b)			(b)		(b)		(b)		(b)			(b)
ING BlackRock Science and Technology
Opportunities Portfolio - Class S
2010	23,192		$11.03	to	$17.01	$263,966		-	0.75%	to	2.60%	15.14%	to	17.23%
2009	22,823		$9.58	to	$14.51	$223,254		-	0.75%	to	2.60%	48.53%	to	51.46%
2008	13,408		$6.45	to	$9.58	$87,426		-	0.75%	to	2.60%	-40.81%	to	-40.46%
2007	71		$15.83	to	$16.09	$1,140		-	0.75%	to	1.35%	17.26%	to	17.96%
2006	41		$13.50	to	$13.64	$550		-	0.75%	to	1.35%	5.30%	to	5.98%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Euro STOXX 50 Index Portfolio - Class A
2010	541		$8.69	to	$8.83	$4,739		0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
2009	62		$9.79	to	$9.82	$608		(d)	1.15%	to	2.25%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING FTSE 100 Index Portfolio - Class A
2010	328		$10.89	to	$11.07	$3,595		0.28%	1.00%	to	2.35%	6.44%	to	7.59%
2009	74		$10.24	to	$10.27	$755		(d)	1.15%	to	2.25%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Hang Seng Index Portfolio - Class S
2010	5,992		$13.52	to	$13.85	$81,884		0.06%	0.95%	to	2.35%	5.05%	to	6.54%
2009	3,225		$12.87	to	$13.00	$41,686		(d)	0.95%	to	2.35%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Index Plus LargeCap Portfolio - Class S
2010	16,416		$8.66	to	$13.00	$161,332		1.70%	0.75%	to	2.60%	10.77%	to	12.77%
2009	19,841		$7.78	to	$11.56	$174,337		2.75%	0.75%	to	2.60%	19.74%	to	21.99%
2008	24,189		$6.45	to	$9.49	$174,373		2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
2007	25,928		$10.51	to	$15.31	$303,196		0.68%	0.75%	to	2.60%	2.05%	to	3.98%
2006	18,042		$10.70	to	$14.76	$204,688		0.88%	0.75%	to	2.60%	11.30%	to	13.44%
ING Index Plus MidCap Portfolio - Class S
2010	9,825		$9.69	to	$16.32	$131,427		0.85%	0.75%	to	2.60%	18.48%	to	20.73%
2009	11,403		$8.13	to	$13.56	$127,725		1.34%	0.75%	to	2.60%	28.07%	to	30.42%
2008	13,369		$6.31	to	$10.42	$115,644		1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
2007	16,517		$10.34	to	$16.90	$232,853		0.48%	0.75%	to	2.60%	2.49%	to	4.49%
2006	16,098		$10.83	to	$16.21	$220,692		0.44%	0.75%	to	2.60%	6.32%	to	8.27%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus SmallCap Portfolio - Class S
2010	7,901		$9.17	to	$15.68	$99,899		0.49%	0.75%	to	2.60%	19.20%	to	21.57%
2009	8,979		$7.64	to	$12.93	$94,468		1.41%	0.75%	to	2.60%	21.34%	to	23.58%
2008	10,297		$6.26	to	$10.49	$88,612		0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
2007	13,011		$9.63	to	$15.97	$171,833		0.13%	0.75%	to	2.60%	-9.01%	to	-7.17%
2006	13,635		$11.83	to	$17.26	$197,450		0.25%	0.75%	to	2.60%	10.55%	to	12.65%
ING International Index Portfolio - Class S
2010	7,945		$7.82	to	$14.94	$65,044		3.38%	0.75%	to	2.60%	4.83%	to	6.79%
2009	8,995		$7.46	to	$13.99	$69,588		-	0.75%	to	2.60%	24.42%	to	26.32%
2008	998		$6.02	to	$6.09	$6,041		(c)	0.95%	to	2.35%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING Japan TOPIX Index® Portfolio - Class A
2010	770		$10.92	to	$11.11	$8,463		0.07%	0.95%	to	2.35%	10.98%	to	12.46%
2009	33		$9.84	to	$9.87	$324		(d)	1.00%	to	2.35%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2010	10,188		$13.02	to	$14.23	$142,575		0.54%	0.75%	to	2.35%	9.84%	to	11.61%
2009	11,210		$11.73	to	$12.75	$141,894		(d)	0.75%	to	2.55%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Russell™ Large Cap Index Portfolio - Class S
2010	39,726		$8.73	to	$14.33	$355,951		3.29%	0.80%	to	2.60%	9.13%	to	11.17%
2009	45,756		$8.00	to	$12.91	$372,497		-	0.80%	to	2.60%	20.57%	to	22.44%
2008	3,418		$6.66	to	$6.73	$22,903		(c)	0.80%	to	2.35%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2010	2,581		$13.42	to	$13.82	$35,226		1.65%	0.95%	to	2.60%	8.23%	to	10.12%
2009	1,922		$12.40	to	$12.55	$24,005		(d)	0.95%	to	2.60%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2010	18,579		$15.79	to	$16.27	$297,977		0.29%	0.90%	to	2.60%	22.59%	to	24.77%
2009	19,157		$12.88	to	$13.04	$248,368		(d)	0.90%	to	2.60%		(d)
2008	(d)			(d)		(d)		(d)		(d)			(d)
2007	(d)			(d)		(d)		(d)		(d)			(d)
2006	(d)			(d)		(d)		(d)		(d)			(d)
ING Russell™ Mid Cap Index Portfolio - Class S
2010	11,716		$10.13	to	$10.53	$120,857		0.51%	0.95%	to	2.35%	21.90%	to	23.74%
2009	10,132		$8.30	to	$8.51	$85,119		-	0.95%	to	2.40%	36.45%	to	38.37%
2008	3,704		$6.04	to	$6.15	$22,649		(c)	0.80%	to	2.35%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING Russell™ Small Cap Index Portfolio - Class S
2010	16,262		$10.51	to	$10.95	$174,052		0.44%	0.80%	to	2.35%	23.07%	to	25.00%
2009	13,275		$8.54	to	$8.76	$114,700		-	0.90%	to	2.35%	23.41%	to	25.32%
2008	10,143		$6.91	to	$7.00	$70,527		(c)	0.80%	to	2.45%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING Small Company Portfolio - Class S
2010	9,114		$10.65	to	$18.44	$102,443		0.32%	0.75%	to	2.35%	21.09%	to	23.07%
2009	8,151		$8.82	to	$15.02	$75,533		0.54%	0.75%	to	2.35%	24.23%	to	26.28%
2008	5,881		$7.09	to	$11.93	$43,479		0.10%	0.75%	to	2.55%	-32.17%	to	-31.74%
2007	166		$15.12	to	$17.52	$2,803		-	0.75%	to	1.35%	4.23%	to	4.89%
2006	135		$14.46	to	$16.75	$2,151		0.16%	0.75%	to	1.35%	14.53%	to	15.18%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
ING U.S. Bond Index Portfolio - Class S
2010	21,158		$10.72	to	$11.43	$232,631		2.46%	0.75%	to	2.60%	3.18%	to	5.12%
2009	23,840		$10.39	to	$10.89	$251,758		2.45%	0.75%	to	2.60%	2.77%	to	4.78%
2008	17,418		$10.11	to	$10.41	$177,261		(c)	0.75%	to	2.60%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2010	24,986		$7.89	to	$8.29	$201,282		3.31%	0.75%	to	2.35%	3.39%	to	5.07%
2009	27,525		$7.61	to	$7.89	$213,033		-	0.75%	to	2.35%	26.91%	to	28.92%
2008	23,942		$6.00	to	$6.12	$145,051		(c)	0.75%	to	2.35%		(c)
2007	(c)			(c)		(c)		(c)		(c)			(c)
2006	(c)			(c)		(c)		(c)		(c)			(c)
ING International Value Portfolio - Class S
2010	620		$13.88	to	$15.55	$9,445		1.72%	0.75%	to	1.35%	1.00%	to	1.56%
2009	713		$13.71	to	$15.35	$10,718		1.54%	0.75%	to	1.35%	24.38%	to	25.22%
2008	740		$10.99	to	$12.29	$8,896		2.78%	0.75%	to	1.35%	-43.09%	to	-42.76%
2007	632		$19.26	to	$21.52	$13,183		1.57%	0.75%	to	1.35%	11.53%	to	12.21%
2006	380		$17.22	to	$19.23	$6,945		1.86%	0.75%	to	1.35%	27.09%	to	27.86%
ING MidCap Opportunities Portfolio - Class S
2010	34,369		$10.79	to	$20.50	$399,457		0.49%	0.50%	to	2.60%	26.91%	to	29.39%
2009	32,727		$8.49	to	$15.94	$297,130		0.12%	0.50%	to	2.35%	37.78%	to	40.23%
2008	34,217		$6.16	to	$11.41	$223,352		-	0.50%	to	2.45%	-39.19%	to	-38.22%
2007	2,454		$10.12	to	$18.51	$26,412		-	0.75%	to	2.35%	22.47%	to	24.51%
2006	3,017		$8.25	to	$14.90	$25,935		-	0.75%	to	2.35%	5.13%	to	6.84%
ING SmallCap Opportunities Portfolio - Class S
2010	7,156		$8.76	to	$18.69	$68,086		-	0.75%	to	2.35%	28.98%	to	31.14%
2009	8,154		$6.79	to	$14.29	$59,441		-	0.75%	to	2.35%	27.54%	to	29.65%
2008	9,121		$5.31	to	$11.04	$51,591		-	0.75%	to	2.45%	-36.17%	to	-35.11%
2007	11,476		$8.31	to	$17.06	$100,307		-	0.75%	to	2.60%	7.00%	to	9.00%
2006	14,427		$7.74	to	$15.69	$116,669		-	0.75%	to	2.60%	9.43%	to	11.49%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
Invesco V.I. Leisure Fund - Series I Shares
2010	1,709		$10.07	to	$12.88	$20,497		0.51%	0.95%	to	2.60%	18.64%	to	20.71%
2009	2,010		$8.46	to	$10.67	$20,121		1.81%	0.95%	to	2.60%	29.41%	to	31.57%
2008	2,328		$6.53	to	$8.11	$17,862		1.00%	0.95%	to	2.60%	-44.54%	to	-43.60%
2007	3,083		$11.74	to	$14.38	$42,305		1.58%	0.95%	to	2.60%	-3.39%	to	-1.78%
2006	3,723		$12.12	to	$14.64	$52,417		1.08%	0.95%	to	2.60%	21.32%	to	23.44%
Legg Mason ClearBridge Variable Large Cap Value
Portfolio - Class I
2010	10		$8.18	to	$8.23	$78		2.53%	1.25%	to	1.40%	7.92%	to	8.15%
2009	11		$7.58	to	$7.61	$80		1.31%	1.25%	to	1.40%	22.85%	to	22.94%
2008	12		$6.17	to	$6.19	$73		0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	17		$9.73	to	$9.74	$169		(b)	1.25%	to	1.40%		(b)
2006	(b)			(b)		(b)		(b)		(b)			(b)
Legg Mason Global Currents Variable International
All Cap Opportunity Portfolio
2010	3		$13.36	to	$13.68	$39		2.35%	1.25%	to	1.40%	2.22%	to	2.40%
2009	4		$13.07	to	$13.36	$46		-	1.25%	to	1.40%	26.77%	to	27.00%
2008	4		$10.31	to	$10.52	$39		1.40%	1.25%	to	1.40%	-44.18%	to	-44.10%
2007	6		$18.47	to	$18.82	$104		0.83%	1.25%	to	1.40%	4.88%	to	4.96%
2006	8		$17.61	to	$17.93	$136		1.91%	1.25%	to	1.40%	24.10%	to	24.34%
Legg Mason Western Asset Variable High Income
Portfolio
2010	3		$21.17	to	$21.68	$72		9.33%	1.25%	to	1.40%	14.99%	to	15.20%
2009	4		$18.41	to	$18.82	$78		12.40%	1.25%	to	1.40%	57.75%	to	57.89%
2008	4		$11.67	to	$11.92	$51		9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
2007	6		$16.91	to	$17.24	$110		8.07%	1.25%	to	1.40%	-1.11%	to	-0.92%
2006	8		$17.10	to	$17.40	$138		6.49%	1.25%	to	1.40%	9.40%	to	9.57%
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2010	97		$18.65	to	$19.30	$1,859		0.40%	0.75%	to	1.35%	21.42%	to	22.15%
2009	102		$15.36	to	$15.80	$1,600		0.50%	0.75%	to	1.35%	34.97%	to	35.86%
2008	71		$11.38	to	$11.63	$822		0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%
2007	70		$18.60	to	$18.90	$1,323		0.19%	0.75%	to	1.35%	-2.72%	to	-2.17%
2006	43		$19.12	to	$19.32	$822		0.01%	0.75%	to	1.35%	13.41%	to	13.85%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
PIMCO Real Return Portfolio - Administrative Class
2010	985		$12.39	to	$12.83	$12,463		1.47%	0.75%	to	1.35%	6.63%	to	7.27%
2009	949		$11.62	to	$11.96	$11,216		2.94%	0.75%	to	1.35%	16.78%	to	17.49%
2008	745		$9.95	to	$10.18	$7,515		4.22%	0.75%	to	1.35%	-8.29%	to	-7.71%
2007	222		$10.85	to	$11.03	$2,430		4.24%	0.75%	to	1.35%	9.05%	to	9.64%
2006	130		$9.95	to	$10.06	$1,301		4.45%	0.75%	to	1.35%	-0.40%	to	0.10%
Pioneer Equity Income VCT Portfolio - Class II
2010	1,063		$13.11	to	$15.01	$15,665		1.99%	0.75%	to	1.35%	17.62%	to	18.27%
2009	1,206		$11.12	to	$12.72	$15,029		3.01%	0.75%	to	1.35%	12.29%	to	13.04%
2008	1,213		$9.87	to	$11.28	$13,323		2.72%	0.75%	to	1.35%	-31.41%	to	-30.97%
2007	1,031		$14.36	to	$16.39	$16,338		2.74%	0.75%	to	1.35%	-0.80%	to	-0.20%
2006	551		$14.44	to	$16.47	$8,556		2.31%	0.75%	to	1.35%	20.52%	to	21.20%
ProFund VP Bull
2010	1,815		$7.90	to	$11.12	$15,111		0.12%	0.95%	to	2.25%	10.03%	to	11.48%
2009	2,036		$7.18	to	$10.05	$15,316		0.65%	0.95%	to	2.25%	21.49%	to	23.28%
2008	2,280		$5.91	to	$8.22	$14,046		-	0.95%	to	2.60%	-39.27%	to	-38.28%
2007	2,986		$9.60	to	$13.43	$30,062		0.44%	0.90%	to	2.60%	0.85%	to	2.61%
2006	5,805		$9.42	to	$13.20	$57,596		0.22%	0.90%	to	2.60%	10.75%	to	12.62%
ProFund VP Europe 30
2010	1,006		$8.72	to	$13.52	$9,261		1.57%	0.95%	to	2.35%	0.21%	to	1.64%
2009	1,144		$8.70	to	$13.41	$10,444		2.60%	0.95%	to	2.35%	29.26%	to	31.05%
2008	1,401		$6.72	to	$10.32	$9,835		2.06%	0.90%	to	2.35%	-45.34%	to	-44.50%
2007	1,835		$12.05	to	$18.75	$23,421		2.03%	0.90%	to	2.60%	11.56%	to	13.54%
2006	2,641		$10.79	to	$16.66	$29,949		0.34%	0.90%	to	2.60%	14.46%	to	16.50%
ProFund VP Rising Rates Opportunity
2010	2,136		$4.70	to	$5.80	$10,541		-	0.95%	to	2.60%	-18.20%	to	-16.72%
2009	2,393		$5.72	to	$7.07	$14,303		0.55%	0.95%	to	2.60%	28.82%	to	30.95%
2008	2,870		$4.43	to	$5.47	$13,199		5.38%	0.95%	to	2.60%	-39.61%	to	-38.60%
2007	4,013		$7.26	to	$9.01	$30,230		5.33%	0.95%	to	2.60%	-7.67%	to	-6.07%
2006	5,900		$7.81	to	$9.72	$47,606		2.01%	0.95%	to	2.60%	7.34%	to	9.15%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

								Investment
	Units		Unit Fair Value			Net Assets		Income	Expense RatioB			Total ReturnC
	(000	's)	(lowest to highest)			(000	's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage VT Omega Growth Fund -
Class 2
2010	118		$12.56	to	$12.61	$1,487		(e)	1.40%	to	2.20%		(e)
2009	(e)			(e)		(e)		(e)		(e)			(e)
2008	(e)			(e)		(e)		(e)		(e)			(e)
2007	(e)			(e)		(e)		(e)		(e)			(e)
2006	(e)			(e)		(e)		(e)		(e)			(e)
Wells Fargo Advantage VT Index Asset Allocation Fund
- Class 2
2010	180		$10.35	to	$12.27	$2,156		1.73%	1.40%	to	2.20%	10.70%	to	11.65%
2009	187		$9.35	to	$10.99	$2,009		1.85%	1.40%	to	2.20%	12.92%	to	13.89%
2008	210		$8.28	to	$9.65	$1,989		2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
2007	241		$11.94	to	$13.81	$3,282		2.27%	1.40%	to	2.20%	5.20%	to	6.07%
2006	268		$11.35	to	$13.02	$3,422		2.29%	1.40%	to	2.20%	9.75%	to	10.62%
Wells Fargo Advantage VT Intrinsic Value Fund -
Class 2
2010	72		$9.62	to	$11.54	$807		0.73%	1.65%	to	2.20%	11.34%	to	11.93%
2009	55		$8.64	to	$10.31	$555		1.85%	1.65%	to	2.20%	14.29%	to	14.94%
2008	60		$7.56	to	$8.97	$529		1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
2007	71		$12.16	to	$14.35	$1,004		1.52%	1.65%	to	2.20%	0.50%	to	1.06%
2006	79		$12.10	to	$14.20	$1,105		1.53%	1.65%	to	2.20%	15.90%	to	16.68%
Wells Fargo Advantage VT Small Cap Growth Fund -
Class 2
2010	24		$15.33	to	$18.47	$436		-	1.40%	to	2.20%	23.93%	to	24.97%
2009	32		$12.37	to	$14.78	$464		-	1.40%	to	2.20%	49.40%	to	50.51%
2008	44		$8.28	to	$9.82	$419		-	1.40%	to	2.20%	-42.74%	to	-42.24%
2007	53		$14.46	to	$17.00	$884		-	1.40%	to	2.20%	11.32%	to	12.21%
2006	61		$12.99	to	$15.15	$910		-	1.40%	to	2.20%	20.06%	to	21.01%
Wells Fargo Advantage VT Total Return Bond Fund
2010	84		$12.06	to	$13.22	$1,075		3.34%	1.40%	to	2.20%	4.69%	to	5.51%
2009	89		$11.52	to	$12.53	$1,080		4.46%	1.40%	to	2.20%	9.51%	to	10.49%
2008	93		$10.52	to	$11.34	$1,029		4.95%	1.40%	to	2.20%	0.10%	to	0.89%
2007	119		$10.51	to	$11.24	$1,314		4.61%	1.40%	to	2.20%	3.85%	to	4.75%
2006	130		$10.12	to	$10.73	$1,376		4.52%	1.40%	to	2.20%	1.61%	to	2.39%

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

(a)	As investment Division had no investments until 2006, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2007, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2008, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2009, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2010 the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2010, including portfolio names. Portfolio name changes after December 31, 2010 are not reflected in the following information.

Separate Account Annual Charges of 0.95%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.61	$8.02	$10.31
Value at end of period	$10.44	$9.61	$8.02
Number of accumulation units outstanding at end of period	281,015	289,884	157,683
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.46	$9.25	$13.00	$13.48	$11.40	$10.15
Value at end of period	$14.35	$11.46	$9.25	$13.00	$13.48	$11.40
Number of accumulation units outstanding at end of period	28,803	29,230	27,505	29,920	34,140	47,910
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73	$10.00
Value at end of period	$16.49	$14.23	$10.61	$18.69	$16.09	$14.57	$12.61	$11.06	$8.71	$9.73
Number of accumulation units outstanding at end of period	741,477	825,559	867,530	908,267	905,470	713,743	551,666	327,190	86,387	23,962
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61	$10.00
Value at end of period	$11.57	$10.16	$7.90	$13.94	$13.90	$11.70	$11.19	$10.16	$7.89	$9.61
Number of accumulation units outstanding at end of period	293,761	347,831	401,729	429,511	420,104	514,374	519,515	308,618	137,711	26,226
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.81	$7.21	$10.16
Value at end of period	$9.77	$8.81	$7.21
Number of accumulation units outstanding at end of period	31,953	44,294	6,595
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04	$9.04	$10.14
Value at end of period	$10.55	$10.04	$9.04
Number of accumulation units outstanding at end of period	222,517	163,350	44,947
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.61	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01	$10.00
Value at end of period	$12.75	$11.61	$8.98	$14.67	$14.17	$12.48	$11.97	$11.01
Number of accumulation units outstanding at end of period	906,288	933,504	955,255	934,992	897,306	811,729	468,147	61,848
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79	$10.00
Value at end of period	$14.60	$12.48	$9.09	$16.46	$14.87	$13.69	$11.96	$10.79
Number of accumulation units outstanding at end of period	1,093,288	1,164,673	1,160,067	1,132,944	1,117,857	946,920	479,213	67,367

SDVA

CFI 1

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64	$10.00
Value at end of period	$19.28	$18.25	$12.94	$22.71	$19.20	$16.38	$13.67	$11.64
Number of accumulation units outstanding at end of period	597,878	629,054	627,231	637,013	593,924	533,978	313,605	40,608
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.13	$10.69
Value at end of period	$14.66	$13.13
Number of accumulation units outstanding at end of period	27,911	4,071
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25	$10.00
Value at end of period	$14.86	$14.04	$11.79	$21.12	$18.31	$14.31	$12.52	$10.72	$8.25
Number of accumulation units outstanding at end of period	251,364	295,437	329,488	359,311	317,079	228,564	150,528	37,732	3,926
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.18	$7.79	$10.97	$10.51	$10.01
Value at end of period	$10.34	$9.18	$7.79	$10.97	$10.51
Number of accumulation units outstanding at end of period	40,273	37,426	44,100	63,472	96,281
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.32	$7.71	$13.24	$12.60	$11.04	$10.00
Value at end of period	$12.93	$10.32	$7.71	$13.24	$12.60	$11.04
Number of accumulation units outstanding at end of period	203,769	230,323	193,360	205,623	141,657	72,996
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.62	$9.94
Value at end of period	$11.10	$10.62
Number of accumulation units outstanding at end of period	297,809	160,538
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.19	$7.90	$13.09	$12.38	$11.67	$10.62
Value at end of period	$11.45	$10.19	$7.90	$13.09	$12.38	$11.67
Number of accumulation units outstanding at end of period	75,399	107,232	191,117	164,463	171,116	117,504
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.56	$8.56	$13.36	$12.93	$11.22	$10.98
Value at end of period	$10.52	$9.56	$8.56	$13.36	$12.93	$11.22
Number of accumulation units outstanding at end of period	11,179	8,844	11,162	11,924	15,652	4,666
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.86	$6.52	$9.99
Value at end of period	$11.54	$9.86	$6.52
Number of accumulation units outstanding at end of period	54,469	38,668	18,329
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.65	$7.30	$12.55	$13.67	$10.87
Value at end of period	$11.08	$9.65	$7.30	$12.55	$13.67
Number of accumulation units outstanding at end of period	51,721	74,367	71,878	44,959	48,430

SDVA

CFI 2

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95	$10.87
Value at end of period	$18.62	$14.69	$10.91	$17.92	$22.00	$16.13	$13.95
Number of accumulation units outstanding at end of period	101,978	117,506	113,525	115,394	126,148	119,731	27,720
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.30	$6.72	$10.29	$10.08	$10.05
Value at end of period	$10.29	$8.30	$6.72	$10.29	$10.08
Number of accumulation units outstanding at end of period	86,773	110,539	149,933	127,183	77,168
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.05	$6.95	$11.54	$11.18	$10.26
Value at end of period	$10.05	$9.05	$6.95	$11.54	$11.18
Number of accumulation units outstanding at end of period	177,200	179,609	158,615	112,120	53,296
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.29	$6.04	$10.18
Value at end of period	$9.02	$7.29	$6.04
Number of accumulation units outstanding at end of period	23,032	544	434
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.59	$9.13	$15.15	$13.36	$12.05	$9.96
Value at end of period	$16.01	$12.59	$9.13	$15.15	$13.36	$12.05
Number of accumulation units outstanding at end of period	191,885	167,288	171,019	187,448	128,496	26,655
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21	$7.81	$11.14	$10.96	$10.02
Value at end of period	$11.42	$10.21	$7.81	$11.14	$10.96
Number of accumulation units outstanding at end of period	484,267	557,839	433,035	335,395	172,105
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.21	$7.35	$11.92	$12.48
Value at end of period	$10.18	$9.21	$7.35	$11.92
Number of accumulation units outstanding at end of period	190,772	202,810	204,722	168,065
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.92	$6.14	$9.64	$10.14
Value at end of period	$8.69	$7.92	$6.14	$9.64
Number of accumulation units outstanding at end of period	80,827	77,286	69,684	62,482
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.96	$12.45	$21.31	$16.14	$13.42	$9.56
Value at end of period	$20.44	$16.96	$12.45	$21.31	$16.14	$13.42
Number of accumulation units outstanding at end of period	110,861	149,093	127,955	96,378	59,314	38,316
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.90	$6.13	$9.66
Value at end of period	$8.91	$7.90	$6.13
Number of accumulation units outstanding at end of period	1,657,053	1,371,537	1,055,301

SDVA

CFI 3

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.00	$10.19
Value at end of period	$13.85	$13.00
Number of accumulation units outstanding at end of period	21,460	12,052
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40	$10.00
Value at end of period	$10.31	$9.16	$7.52	$12.13	$11.69	$10.33	$9.92	$9.08	$7.28	$9.40
Number of accumulation units outstanding at end of period	2,357,494	2,858,096	1,834,630	1,639,937	397,879	407,086	418,924	334,015	141,983	16,897
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91	$10.00
Value at end of period	$15.54	$12.90	$9.91	$16.06	$15.41	$14.26	$12.98	$11.27	$8.61	$9.91
Number of accumulation units outstanding at end of period	337,984	370,245	344,429	393,916	470,325	530,496	517,452	312,714	133,786	25,943
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11	$10.00
Value at end of period	$15.32	$12.63	$10.24	$15.58	$16.82	$14.97	$14.07	$11.67	$8.67	$10.11
Number of accumulation units outstanding at end of period	245,499	277,071	259,992	285,715	328,082	388,229	336,053	212,622	97,304	18,193
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.87	$9.87	$10.90	$10.42	$10.13	$10.04
Value at end of period	$11.80	$10.87	$9.87	$10.90	$10.42	$10.13
Number of accumulation units outstanding at end of period	2,931,067	2,146,877	1,471,381	359,648	249,344	99,176
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.68	$6.09	$10.26
Value at end of period	$8.19	$7.68	$6.09
Number of accumulation units outstanding at end of period	100,627	95,951	809
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$13.14	$9.72	$19.24	$16.07	$13.19	$11.52	$10.69
Value at end of period	$14.83	$13.14	$9.72	$19.24	$16.07	$13.19	$11.52
Number of accumulation units outstanding at end of period	84,965	92,749	88,500	99,303	22,452	10,207	1,302
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$10.73
Value at end of period	$11.11
Number of accumulation units outstanding at end of period	753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.84	$12.26	$25.41	$18.52	$13.77	$10.28
Value at end of period	$24.83	$20.84	$12.26	$25.41	$18.52	$13.77
Number of accumulation units outstanding at end of period	108,658	140,300	134,627	135,439	102,809	38,991
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19	$10.00
Value at end of period	$17.87	$14.67	$11.79	$17.77	$17.53	$15.19	$14.14	$11.84	$9.19
Number of accumulation units outstanding at end of period	88,208	73,106	72,668	88,982	99,336	131,775	110,487	50,682	7,703
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87	$10.00
Value at end of period	$16.56	$13.19	$10.46	$15.07	$15.48	$13.40	$13.63	$10.46	$7.87
Number of accumulation units outstanding at end of period	108,636	104,806	100,668	113,966	122,935	109,313	85,598	30,406	2,395

SDVA		CFI 4

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52	$9.93
Value at end of period	$14.35	$12.68	$8.99	$12.53	$11.33	$10.83	$10.52
Number of accumulation units outstanding at end of period	87,878	83,827	45,525	48,061	54,505	56,706	12,323
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.75	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83	$10.00
Value at end of period	$13.22	$10.75	$8.23	$13.69	$14.09	$12.93	$11.74	$10.83
Number of accumulation units outstanding at end of period	31,091	35,599	34,077	44,917	61,704	74,488	74,276	856
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78	$16.64
Value at end of period	$18.42	$18.60	$18.72	$18.45	$17.75	$17.12	$16.81	$16.82	$16.86	$16.78
Number of accumulation units outstanding at end of period	1,126,651	1,483,805	1,679,566	818,125	379,225	191,796	298,469	174,559	125,682	10,855
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during December 2003)
Value at beginning of period	$11.24	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13	$10.00
Value at end of period	$13.04	$11.24	$9.55	$15.21	$14.74	$12.66	$12.11	$11.13
Number of accumulation units outstanding at end of period	25,125	22,543	20,017	20,285	32,046	5,318	4,991	3,929
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25	$9.72
Value at end of period	$12.78	$10.77	$8.43	$14.26	$12.61	$12.13	$11.25
Number of accumulation units outstanding at end of period	138,656	155,590	160,660	172,542	131,122	67,535	28,440
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.45	$9.14	$18.27	$15.30	$12.45	$10.06
Value at end of period	$14.04	$12.45	$9.14	$18.27	$15.30	$12.45
Number of accumulation units outstanding at end of period	88,304	97,947	105,954	97,500	154,055	49,031
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24	$21.21
Value at end of period	$28.90	$26.57	$22.75	$29.58	$28.71	$25.90	$25.41	$23.08	$19.96	$21.24
Number of accumulation units outstanding at end of period	276,559	315,851	338,065	410,842	426,361	436,951	288,602	208,270	100,967	23,176
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.17	$11.53	$18.69	$14.81	$11.43	$10.05
Value at end of period	$17.08	$15.17	$11.53	$18.69	$14.81	$11.43
Number of accumulation units outstanding at end of period	189,668	193,722	160,649	158,121	112,423	62,951
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.07	$6.50	$10.06
Value at end of period	$11.68	$9.07	$6.50
Number of accumulation units outstanding at end of period	45,572	26,357	13,767
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.60	$9.87	$13.95	$12.84	$10.68	$10.23
Value at end of period	$14.22	$12.60	$9.87	$13.95	$12.84	$10.68
Number of accumulation units outstanding at end of period	126,725	122,253	96,721	98,965	93,100	28,115

SDVA

CFI 5

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.17	$10.54
Value at end of period	$12.98	$12.17
Number of accumulation units outstanding at end of period	4,530	2,247
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.98	$11.24
Value at end of period	$14.66	$12.98
Number of accumulation units outstanding at end of period	556	628
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$12.14	$8.78	$14.86	$14.07	$12.04	$10.06
Value at end of period	$13.96	$12.14	$8.78	$14.86	$14.07	$12.04
Number of accumulation units outstanding at end of period	102,493	111,643	108,588	119,469	130,552	145,375
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34	$10.00
Value at end of period	$15.93	$13.89	$10.06	$17.07	$16.21	$13.91	$12.40	$10.89	$8.34
Number of accumulation units outstanding at end of period	150,292	170,424	176,836	168,973	139,169	54,637	46,615	29,810	1,482
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85	$10.00
Value at end of period	$15.84	$14.00	$9.46	$12.33	$12.10	$11.22	$10.85
Number of accumulation units outstanding at end of period	376,570	353,313	372,409	449,307	476,338	449,334	447,490
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25	$11.80
Value at end of period	$20.08	$18.83	$16.61	$16.09	$14.91	$14.43	$14.21	$13.68	$13.19	$12.25
Number of accumulation units outstanding at end of period	1,704,867	1,580,125	1,356,952	862,232	725,870	673,582	530,901	367,672	161,644	42,619
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.54	$8.57	$13.26	$12.74	$11.01	$10.23
Value at end of period	$12.09	$10.54	$8.57	$13.26	$12.74	$11.01
Number of accumulation units outstanding at end of period	33,526	43,069	46,213	70,706	89,344	42,278
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.44	$8.42	$12.71	$12.16	$10.93	$9.96
Value at end of period	$12.19	$10.44	$8.42	$12.71	$12.16	$10.93
Number of accumulation units outstanding at end of period	160,008	186,703	181,447	124,288	52,429	38,742
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.32	$8.25
Value at end of period	$8.89	$8.32
Number of accumulation units outstanding at end of period	168,328	95,905
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.22
Value at end of period	$10.37	$9.38
Number of accumulation units outstanding at end of period	1,016,411	1,279,078

SDVA

CFI 6

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.64	$9.50
Value at end of period	$10.60	$9.64
Number of accumulation units outstanding at end of period	964,989	985,236
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.87	$9.75
Value at end of period	$10.71	$9.87
Number of accumulation units outstanding at end of period	747,161	961,001
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.73	$10.71
Value at end of period	$14.18	$12.73
Number of accumulation units outstanding at end of period	132,523	150,545
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.24	$6.73	$10.32
Value at end of period	$9.14	$8.24	$6.73
Number of accumulation units outstanding at end of period	142,525	142,141	123,949
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.55	$10.65
Value at end of period	$13.82	$12.55
Number of accumulation units outstanding at end of period	177,815	188,487
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.04	$11.58
Value at end of period	$16.25	$13.04
Number of accumulation units outstanding at end of period	30,837	32,327
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.51	$6.15	$9.39
Value at end of period	$10.53	$8.51	$6.15
Number of accumulation units outstanding at end of period	29,846	15,954	786
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.76	$6.99	$10.26
Value at end of period	$10.93	$8.76	$6.99
Number of accumulation units outstanding at end of period	48,465	27,755	23,673
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$9.43	$14.55	$13.38	$12.02	$11.06
Value at end of period	$15.96	$12.20	$9.43	$14.55	$13.38	$12.02
Number of accumulation units outstanding at end of period	4,833	5,413	3,750	4,235	4,419	155
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.04	$7.17	$10.18
Value at end of period	$11.10	$9.04	$7.17
Number of accumulation units outstanding at end of period	67,550	67,630	57,125

SDVA

CFI 7

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$9.30	$12.96	$12.53	$11.04	$10.18
Value at end of period	$13.87	$12.28	$9.30	$12.96	$12.53	$11.04
Number of accumulation units outstanding at end of period	810,221	851,174	769,031	639,407	395,726	175,769
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22	$9.76
Value at end of period	$12.49	$10.97	$8.86	$13.91	$13.63	$11.55	$11.22
Number of accumulation units outstanding at end of period	289,462	303,468	289,598	279,296	260,062	257,330	76,763
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.23	$5.83	$10.21	$10.02
Value at end of period	$9.50	$8.23	$5.83	$10.21
Number of accumulation units outstanding at end of period	47,779	31,553	18,101	35,104
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.83	$7.53	$12.80	$11.22	$9.31
Value at end of period	$10.58	$9.83	$7.53	$12.80	$11.22
Number of accumulation units outstanding at end of period	150,285	146,123	139,728	58,432	31,855
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.06	$8.44	$14.13	$13.93	$11.53	$10.49
Value at end of period	$11.81	$11.06	$8.44	$14.13	$13.93	$11.53
Number of accumulation units outstanding at end of period	113,661	119,983	110,702	116,403	73,111	1,522
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93	$10.00
Value at end of period	$10.23	$9.27	$6.46	$10.83	$10.20	$8.81	$8.76	$7.83	$6.18	$8.93
Number of accumulation units outstanding at end of period	21,564	21,519	19,978	25,001	31,611	32,891	38,704	40,717	24,403	3,867
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.70	$10.24	$9.94
Value at end of period	$11.22	$10.70	$10.24
Number of accumulation units outstanding at end of period	118,891	112,347	33,796
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21	$10.02
Value at end of period	$11.87	$10.61	$8.14	$13.70	$13.70	$12.10	$11.21
Number of accumulation units outstanding at end of period	4,304	6,193	8,205	12,654	47,595	9,595	4,949
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32	$10.00
Value at end of period	$12.86	$11.27	$8.86	$14.07	$14.54	$12.67	$12.36	$10.69	$8.32
Number of accumulation units outstanding at end of period	182,257	190,918	211,587	224,752	248,492	218,865	160,272	84,810	6,160
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.39	$9.39	$12.41	$12.13	$10.89	$10.32
Value at end of period	$12.64	$11.39	$9.39	$12.41	$12.13	$10.89
Number of accumulation units outstanding at end of period	218,839	222,057	229,290	118,769	85,406	56,402

SDVA

CFI 8

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.73	$8.74	$13.02	$12.81	$11.15	$10.10
Value at end of period	$11.95	$10.73	$8.74	$13.02	$12.81	$11.15
Number of accumulation units outstanding at end of period	141,502	167,879	180,062	148,515	99,858	45,311
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94	$9.72
Value at end of period	$11.74	$11.07	$9.31	$13.18	$12.26	$10.87	$9.94
Number of accumulation units outstanding at end of period	95,761	85,779	133,789	118,427	136,843	144,971	33,385
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.77	$6.04	$8.94
Value at end of period	$8.15	$7.77	$6.04
Number of accumulation units outstanding at end of period	10,610	18,059	2,749
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47	$10.00
Value at end of period	$12.88	$10.67	$8.11	$14.38	$14.64	$11.86	$12.12	$10.79	$8.47
Number of accumulation units outstanding at end of period	15,907	15,494	11,818	12,345	16,278	26,508	13,783	7,507	749
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36	$10.00
Value at end of period	$8.97	$8.05	$6.53	$10.58	$10.32	$9.17	$9.01	$8.36
Number of accumulation units outstanding at end of period	3,461	1,298	2,122	4,256	6,030	4,857	5,731	1,317
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38	$10.00
Value at end of period	$9.91	$9.75	$7.44	$13.42	$11.82	$10.16	$9.49	$8.38
Number of accumulation units outstanding at end of period	8,096	5,465	8,225	8,954	10,395	10,342	11,091	7,306
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38	$10.00
Value at end of period	$5.18	$6.22	$4.75	$7.74	$8.24	$7.55	$8.28	$9.38
Number of accumulation units outstanding at end of period	52,573	35,221	38,392	40,425	53,562	51,285	35,487	16,785

Separate Account Annual Charges of 1.25%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.55	$8.00	$10.18
Value at end of period	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	86,277	66,364	32,380

SDVA

CFI 9

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.30	$9.15	$12.90	$13.41	$11.38	$10.53
Value at end of period	$14.11	$11.30	$9.15	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	8,770	8,369	10,981	7,856	7,758	2,731
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.87	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71	$10.00
Value at end of period	$16.02	$13.87	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$8.67	$9.71
Number of accumulation units outstanding at end of period	331,215	372,040	346,513	324,819	309,110	333,108	331,754	180,658	77,060	31,173
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.90	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60	$10.00
Value at end of period	$11.24	$9.90	$7.72	$13.67	$13.67	$11.54	$11.07	$10.08	$7.85	$9.60
Number of accumulation units outstanding at end of period	162,013	158,548	154,129	171,636	164,025	161,495	274,974	156,771	67,874	21,430
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.77	$7.20	$9.39
Value at end of period	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	81,455	16,280	4,435
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.99	$9.02	$9.99
Value at end of period	$10.46	$9.99	$9.02
Number of accumulation units outstanding at end of period	77,172	76,504	14,956
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.39	$8.84	$14.48	$14.03	$12.40	$11.92	$11.00	$10.00
Value at end of period	$12.47	$11.39	$8.84	$14.48	$14.03	$12.40	$11.92	$11.00
Number of accumulation units outstanding at end of period	476,610	486,418	433,030	406,158	402,136	384,895	737,364	110,025
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.24	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$14.28	$12.24	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	430,986	433,960	382,001	342,729	325,173	331,205	625,575	112,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$18.85	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	335,601	350,308	332,316	315,381	286,308	298,841	302,519	126,233
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.11	$12.57
Value at end of period	$14.58	$13.11
Number of accumulation units outstanding at end of period	11,264	2,678
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.72	$11.55	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23	$10.00
Value at end of period	$14.48	$13.72	$11.55	$20.76	$18.05	$14.15	$12.42	$10.67	$8.23
Number of accumulation units outstanding at end of period	81,100	79,752	68,575	79,175	72,925	67,064	112,158	52,301	43

SDVA

CFI 10

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.07	$7.73	$10.91	$10.49	$10.01
Value at end of period	$10.20	$9.07	$7.73	$10.91	$10.49
Number of accumulation units outstanding at end of period	12,044	15,655	14,734	26,902	35,503
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.17	$7.62	$13.14	$12.54	$11.02	$10.49
Value at end of period	$12.71	$10.17	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	46,108	44,119	36,368	54,950	31,133	5,170
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.60	$9.92
Value at end of period	$11.04	$10.60
Number of accumulation units outstanding at end of period	76,546	49,699
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.05	$7.81	$12.99	$12.32	$11.64	$10.91
Value at end of period	$11.25	$10.05	$7.81	$12.99	$12.32	$11.64
Number of accumulation units outstanding at end of period	68,440	73,679	59,794	63,502	47,086	21,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.43	$8.46	$13.25	$12.86	$11.20	$11.09
Value at end of period	$10.34	$9.43	$8.46	$13.25	$12.86	$11.20
Number of accumulation units outstanding at end of period	7,595	4,891	3,798	3,295	4,994	176
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.81	$6.51	$9.99
Value at end of period	$11.44	$9.81	$6.51
Number of accumulation units outstanding at end of period	7,426	10,450	1,519
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$9.54	$7.24	$12.48	$13.64	$11.58
Value at end of period	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	12,374	13,467	8,440	10,347	13,102
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92	$10.66
Value at end of period	$18.25	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	36,227	36,283	36,224	30,730	69,353	60,682	106,213
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$8.20	$6.66	$10.23	$10.06	$9.47
Value at end of period	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	52,772	47,161	43,017	56,002	24,298
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$8.94	$6.88	$11.46	$11.15	$10.16
Value at end of period	$9.89	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	146,900	142,322	132,073	107,998	68,019

SDVA

CFI 11

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$7.25	$5.42
Value at end of period	$8.94	$7.25
Number of accumulation units outstanding at end of period	6,267	2,165
ING ERO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$7.93
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	882
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.41	$9.03	$15.03	$13.29	$12.03	$11.10
Value at end of period	$15.74	$12.41	$9.03	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	66,029	70,175	89,067	73,707	64,750	6,637
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.10	$7.74	$11.09	$10.94	$9.95
Value at end of period	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	169,323	171,307	117,603	68,699	23,067
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.13	$7.31	$11.90	$12.71
Value at end of period	$10.06	$9.13	$7.31	$11.90
Number of accumulation units outstanding at end of period	59,024	44,387	44,743	23,533
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.86	$6.11	$9.62	$10.17
Value at end of period	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	89,610	102,480	35,605	23,385
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.72	$12.31	$21.14	$16.06	$13.40	$11.13
Value at end of period	$20.09	$16.72	$12.31	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	54,300	64,615	35,473	25,885	13,542	3,088
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.85	$6.11	$9.46
Value at end of period	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	739,240	536,639	331,077
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.98	$10.19
Value at end of period	$13.78	$12.98
Number of accumulation units outstanding at end of period	5,969	1,236
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38	$10.00
Value at end of period	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$7.25	$9.38
Number of accumulation units outstanding at end of period	1,449,599	1,722,766	741,257	625,058	142,533	136,308	183,047	108,298	46,368	7,036

SDVA

CFI 12

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.57	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90	$10.00
Value at end of period	$15.10	$12.57	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$8.58	$9.90
Number of accumulation units outstanding at end of period	188,551	176,016	144,046	139,039	164,673	173,738	222,237	111,247	61,372	10,835
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.31	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10	$10.00
Value at end of period	$14.88	$12.31	$10.01	$15.28	$16.55	$14.76	$13.93	$11.58	$8.64	$10.10
Number of accumulation units outstanding at end of period	123,137	115,496	98,976	106,249	115,088	136,963	184,418	108,271	45,701	6,817
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.72	$9.76	$10.81	$10.36	$10.11	$10.12
Value at end of period	$11.59	$10.72	$9.76	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	1,252,547	904,122	525,103	158,394	127,687	157,185
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.64	$4.91
Value at end of period	$8.12	$7.64
Number of accumulation units outstanding at end of period	47,491	42,816
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.92	$9.59	$19.03	$15.94	$13.12	$10.99
Value at end of period	$14.54	$12.92	$9.59	$19.03	$15.94	$13.12
Number of accumulation units outstanding at end of period	42,212	45,752	41,308	61,495	24,458	2,361
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.54	$12.13	$25.20	$18.43	$13.74	$10.61
Value at end of period	$24.40	$20.54	$12.13	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	37,193	39,653	27,167	19,013	9,397	4,875
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17	$10.00
Value at end of period	$17.40	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	69,151	57,973	41,976	38,944	40,157	46,014	118,478	25,522	325
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85	$10.00
Value at end of period	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$13.63	$10.41	$7.85
Number of accumulation units outstanding at end of period	45,784	36,908	36,111	38,065	58,061	42,521	70,555	24,875	203
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50	$10.38
Value at end of period	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.50
Number of accumulation units outstanding at end of period	58,150	41,256	12,692	15,969	21,334	22,424	3,737
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.55	$8.09	$13.51	$13.95	$12.84	$11.69	$10.82	$10.00
Value at end of period	$12.93	$10.55	$8.09	$13.51	$13.95	$12.84	$11.69	$10.82
Number of accumulation units outstanding at end of period	16,435	15,528	18,113	9,622	9,154	5,891	23,170	6,058
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$17.46	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13	$16.02
Value at end of period	$17.24	$17.46	$17.62	$17.42	$16.81	$16.26	$16.02	$16.08	$16.16	$16.13
Number of accumulation units outstanding at end of period	631,704	752,282	642,414	267,136	168,543	88,658	690,371	727,878	65,629	12,665

SDVA		CFI 13

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$11.03	$9.40	$15.01	$14.60	$12.57	$12.07	$11.20
Value at end of period	$12.75	$11.03	$9.40	$15.01	$14.60	$12.57	$12.07
Number of accumulation units outstanding at end of period	11,861	7,567	3,585	3,110	3,226	1,222	32,515
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22	$9.72
Value at end of period	$12.53	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	14,593	16,198	11,297	7,679	7,007	5,867	409,584
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$9.04	$18.12	$15.22	$12.43	$10.20
Value at end of period	$13.80	$12.28	$9.04	$18.12	$15.22	$12.43
Number of accumulation units outstanding at end of period	14,360	17,094	19,401	20,905	18,447	20,045
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$25.36	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77	$20.78
Value at end of period	$27.52	$25.36	$21.79	$28.41	$27.67	$25.03	$24.63	$22.45	$19.47	$20.77
Number of accumulation units outstanding at end of period	171,903	180,493	147,059	136,704	138,508	160,972	618,206	634,937	58,151	22,001
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.95	$11.40	$18.54	$14.74	$11.41	$10.16
Value at end of period	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	56,342	65,727	44,479	47,204	37,092	44,225
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.03	$6.48	$10.06
Value at end of period	$11.59	$9.03	$6.48
Number of accumulation units outstanding at end of period	33,080	14,080	2,864
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$9.76	$13.84	$12.77	$10.66	$10.06
Value at end of period	$13.97	$12.42	$9.76	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	34,504	38,389	26,050	16,908	11,266	7,026
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$12.73
Value at end of period	$12.91
Number of accumulation units outstanding at end of period	1,504
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.95	$12.30
Value at end of period	$14.58	$12.95
Number of accumulation units outstanding at end of period	0	593
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	55,294	53,881	47,624	49,922	53,620	61,225

SDVA

CFI 14

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32	$10.00
Value at end of period	$15.52	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30	$10.83	$8.32
Number of accumulation units outstanding at end of period	27,746	24,951	19,445	14,957	17,307	5,335	12,981	15,201	1,343
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	131,692	115,217	105,448	154,042	161,645	145,467	585,689
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.98	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99	$11.56
Value at end of period	$19.12	$17.98	$15.91	$15.46	$14.36	$13.94	$13.78	$13.31	$12.86	$11.99
Number of accumulation units outstanding at end of period	526,292	444,580	340,332	283,613	235,873	228,032	488,955	336,101	104,350	24,543
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.39	$8.48	$13.15	$12.67	$10.99	$10.67
Value at end of period	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	40,028	37,522	42,648	52,725	27,779	29,084
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.29	$8.33	$12.61	$12.10	$10.91	$10.83
Value at end of period	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	46,553	53,432	31,674	30,890	18,848	65,389
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.32	$8.25
Value at end of period	$8.86	$8.32
Number of accumulation units outstanding at end of period	35,681	62,442
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.38	$9.22
Value at end of period	$10.33	$9.38
Number of accumulation units outstanding at end of period	507,677	532,729
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.63	$9.50
Value at end of period	$10.56	$9.63
Number of accumulation units outstanding at end of period	509,616	584,386
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.86	$9.75
Value at end of period	$10.67	$9.86
Number of accumulation units outstanding at end of period	575,632	596,471
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.70	$10.85
Value at end of period	$14.11	$12.70
Number of accumulation units outstanding at end of period	82,510	88,760

SDVA

CFI 15

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.19	$6.72	$10.19
Value at end of period	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	77,504	68,098	1,879
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.52	$10.30
Value at end of period	$13.74	$12.52
Number of accumulation units outstanding at end of period	166,304	155,223
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.01	$11.51
Value at end of period	$16.17	$13.01
Number of accumulation units outstanding at end of period	19,645	15,529
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.47	$6.14	$9.70
Value at end of period	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	19,375	16,695	112
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.71	$6.98	$10.05
Value at end of period	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	26,550	17,771	11,987
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$9.32	$14.43	$13.31	$11.99	$11.44
Value at end of period	$15.69	$12.03	$9.32	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	3,812	2,640	429	261	87	1,414
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.99	$7.16	$10.37
Value at end of period	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	79,324	69,190	44,144
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.10	$9.20	$12.85	$12.47	$11.01	$10.34
Value at end of period	$13.63	$12.10	$9.20	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	309,457	322,872	274,174	205,625	183,902	58,642
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.78	$8.73	$13.75	$13.52	$11.49	$11.20	$9.72
Value at end of period	$12.24	$10.78	$8.73	$13.75	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	101,427	95,006	60,535	44,755	41,092	81,038	201,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.16	$5.80	$10.18	$10.13
Value at end of period	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	14,128	13,894	6,831	9,337

SDVA

CFI 16

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$9.73	$7.47	$12.74	$11.20	$9.84
Value at end of period	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	48,488	37,324	29,475	11,839	629
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.91	$8.35	$14.01	$13.86	$11.51	$11.10
Value at end of period	$11.60	$10.91	$8.35	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	16,452	16,285	12,842	15,493	5,595	37
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$9.03	$6.32	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92	$10.00
Value at end of period	$9.94	$9.03	$6.32	$10.62	$10.03	$8.69	$8.67	$7.78	$6.15	$8.92
Number of accumulation units outstanding at end of period	41,619	41,385	38,522	37,516	40,267	42,470	51,794	29,934	24,353	8,089
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.64	$10.21	$9.99
Value at end of period	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	67,800	45,144	10,309
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.42	$8.02	$13.54	$13.59	$12.04	$11.18	$10.16
Value at end of period	$11.63	$10.42	$8.02	$13.54	$13.59	$12.04	$11.18
Number of accumulation units outstanding at end of period	615	616	623	1,116	1,050	2,359	14,300
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.01	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31	$10.00
Value at end of period	$12.52	$11.01	$8.68	$13.83	$14.34	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	109,682	97,171	89,234	84,982	91,818	96,105	156,846	62,665	4,430
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.22	$9.29	$12.31	$12.07	$10.87	$10.41
Value at end of period	$12.42	$11.22	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	93,991	89,493	72,567	18,262	14,289	8,367
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.57	$8.64	$12.91	$12.74	$11.13	$10.52
Value at end of period	$11.75	$10.57	$8.64	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	102,198	111,062	89,090	99,108	101,779	24,706
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.88	$9.18	$13.03	$12.16	$10.81	$9.92	$9.71
Value at end of period	$11.50	$10.88	$9.18	$13.03	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	40,169	40,888	30,620	34,967	35,056	34,582	24,849
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.73	$6.18
Value at end of period	$8.08	$7.73
Number of accumulation units outstanding at end of period	12,669	10,783

SDVA

CFI 17

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.42	$7.95	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45	$10.00
Value at end of period	$12.54	$10.42	$7.95	$14.13	$14.43	$11.73	$12.02	$10.73	$8.45
Number of accumulation units outstanding at end of period	14,973	14,251	13,509	13,667	13,844	16,471	37,657	12,940	696
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$7.84	$6.38	$10.37	$10.14	$9.04	$8.91	$8.27
Value at end of period	$8.72	$7.84	$6.38	$10.37	$10.14	$9.04	$8.91
Number of accumulation units outstanding at end of period	1,579	1,580	921	1,043	1,154	1,273	44,221
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.50	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31	$6.07
Value at end of period	$9.63	$9.50	$7.27	$13.15	$11.62	$10.01	$9.38	$8.31
Number of accumulation units outstanding at end of period	265	266	161	161	244	245	4,239	8,463
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37	$10.00
Value at end of period	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.37
Number of accumulation units outstanding at end of period	18,494	8,768	7,020	6,770	6,684	14,804	37,895	6,934

Separate Account Annual Charges of 1.40%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.53	$7.99	$9.35
Value at end of period	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	42,151	11,162	219
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.21	$9.10	$12.85	$13.37	$11.36	$10.59
Value at end of period	$13.98	$11.21	$9.10	$12.85	$13.37	$11.36
Number of accumulation units outstanding at end of period	3,478	3,249	1,153	562	674	1,965
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.70	$10.25	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71	$10.00
Value at end of period	$15.79	$13.70	$10.25	$18.15	$15.69	$14.28	$12.42	$10.93	$8.65	$9.71
Number of accumulation units outstanding at end of period	104,271	88,501	83,419	81,584	77,598	64,722	52,998	24,049	17,281	309
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	39,811	30,160	27,415	36,598	35,232	35,874	3,098,913	2,275,054	26,357	6,165
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.75	$6.71
Value at end of period	$9.65	$8.75
Number of accumulation units outstanding at end of period	42,706	28,821

SDVA

CFI 18

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.96	$9.01	$9.83
Value at end of period	$10.41	$9.96	$9.01
Number of accumulation units outstanding at end of period	46,668	24,774	18,338
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.28	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$12.33	$11.28	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	185,387	169,396	131,221	130,735	108,123	99,355	6,533,086	1,032,491
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$14.12	$12.13	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	289,304	249,483	147,895	105,848	92,955	64,304	9,535,997	1,647,654
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.73	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62	$10.00
Value at end of period	$18.64	$17.73	$12.63	$22.26	$18.91	$16.20	$13.59	$11.62
Number of accumulation units outstanding at end of period	114,325	76,634	61,743	56,718	49,787	29,719	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.09	$12.49
Value at end of period	$14.54	$13.09
Number of accumulation units outstanding at end of period	2,833	741
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.56	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$14.29	$13.56	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	79,852	74,033	68,866	63,529	58,300	14,888	1,748,507	506,335	0
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.02	$7.69	$10.88	$10.48	$10.01
Value at end of period	$10.12	$9.02	$7.69	$10.88	$10.48
Number of accumulation units outstanding at end of period	1,417	3,326	3,820	4,732	4,849
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.10	$7.58	$13.08	$12.51	$11.00	$10.50
Value at end of period	$12.60	$10.10	$7.58	$13.08	$12.51	$11.00
Number of accumulation units outstanding at end of period	54,694	45,984	7,813	8,929	7,552	3,177
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.59	$9.99
Value at end of period	$11.01	$10.59
Number of accumulation units outstanding at end of period	17,359	16,845
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.97	$7.77	$12.93	$12.29	$11.63	$10.90
Value at end of period	$11.15	$9.97	$7.77	$12.93	$12.29	$11.63
Number of accumulation units outstanding at end of period	31,469	23,686	17,818	16,009	16,706	15,659

SDVA

CFI 19

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.36	$8.41	$8.05
Value at end of period	$10.25	$9.36	$8.41
Number of accumulation units outstanding at end of period	277	300	582
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$9.78	$6.50	$8.50
Value at end of period	$11.40	$9.78	$6.50
Number of accumulation units outstanding at end of period	7,188	3,608	1,368
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.49	$7.21	$12.45	$13.62	$10.85
Value at end of period	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	8,289	7,874	5,831	4,020	1,033
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.31	$10.68	$17.62	$21.73	$16.01	$13.90	$11.06
Value at end of period	$18.06	$14.31	$10.68	$17.62	$21.73	$16.01	$13.90
Number of accumulation units outstanding at end of period	14,954	10,939	7,429	6,673	7,920	5,686	1,657,594
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$8.16	$6.63	$10.21	$10.05	$9.07
Value at end of period	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	6,446	9,117	7,887	5,719	4,461
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.89	$6.85	$11.43	$11.13	$10.44
Value at end of period	$9.82	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	40,857	41,389	33,135	36,188	16,886
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.23	$6.02	$9.31
Value at end of period	$8.90	$7.23	$6.02
Number of accumulation units outstanding at end of period	8,885	796	628
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.32	$8.98	$14.97	$13.26	$12.02	$10.47
Value at end of period	$15.60	$12.32	$8.98	$14.97	$13.26	$12.02
Number of accumulation units outstanding at end of period	38,491	24,094	8,029	8,300	7,206	4,725
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.04	$7.71	$11.06	$10.93	$9.95
Value at end of period	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	89,930	97,744	58,223	48,877	13,034
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.10	$7.29	$11.89	$12.57
Value at end of period	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	86,804	67,184	24,591	24,071

SDVA

CFI 20

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$7.83	$6.09	$9.61	$9.73
Value at end of period	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	17,242	19,434	9,062	1,720
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.60	$12.24	$21.05	$16.02	$13.38	$13.19
Value at end of period	$19.91	$16.60	$12.24	$21.05	$16.02	$13.38
Number of accumulation units outstanding at end of period	40,326	41,375	33,553	19,986	19,309	12,920
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.82	$6.10	$9.29
Value at end of period	$8.78	$7.82	$6.10
Number of accumulation units outstanding at end of period	476,574	234,734	155,059
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.96	$12.52
Value at end of period	$13.74	$12.96
Number of accumulation units outstanding at end of period	2,191	766
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38	$10.00
Value at end of period	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98	$7.24	$9.38
Number of accumulation units outstanding at end of period	872,605	896,827	276,746	196,754	62,774	65,452	1,431,006	494,773	34,433	24,809
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.41	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89	$10.00
Value at end of period	$14.88	$12.41	$9.58	$15.60	$15.03	$13.97	$12.78	$11.14	$8.56	$9.89
Number of accumulation units outstanding at end of period	80,416	65,857	48,887	57,984	63,191	68,278	437,111	33,407	19,211	3,276
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.15	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09	$10.00
Value at end of period	$14.67	$12.15	$9.89	$15.13	$16.41	$14.66	$13.85	$11.54	$8.62	$10.09
Number of accumulation units outstanding at end of period	67,943	50,749	44,400	44,495	45,794	49,912	424,131	23,184	8,401	795
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.64	$9.70	$10.77	$10.33	$10.10	$9.99
Value at end of period	$11.49	$10.64	$9.70	$10.77	$10.33	$10.10
Number of accumulation units outstanding at end of period	698,060	453,015	173,035	27,908	10,449	1,841
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$7.62	$7.04
Value at end of period	$8.09	$7.62
Number of accumulation units outstanding at end of period	43,198	21,736
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$12.80	$9.52	$18.92	$15.88	$13.09	$11.48	$10.83
Value at end of period	$14.39	$12.80	$9.52	$18.92	$15.88	$13.09	$11.48
Number of accumulation units outstanding at end of period	35,632	26,987	15,983	12,733	1,145	846	778,230
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.40	$12.06	$25.10	$18.38	$13.73	$10.03
Value at end of period	$24.19	$20.40	$12.06	$25.10	$18.38	$13.73
Number of accumulation units outstanding at end of period	36,316	39,701	31,307	33,485	30,591	5,526

SDVA		CFI 21

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.17	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16	$10.00
Value at end of period	$17.18	$14.17	$11.43	$17.32	$17.17	$14.94	$13.97	$11.75	$9.16
Number of accumulation units outstanding at end of period	22,376	11,303	8,503	11,300	11,613	17,028	23,126	4,935	872
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.74	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$15.92	$12.74	$10.14	$14.69	$15.15	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	56,181	43,266	11,046	11,325	14,363	8,669	1,519,167	824,986	75
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.36	$8.80	$12.32	$11.19	$10.75	$10.49
Value at end of period	$13.92	$12.36	$8.80	$12.32	$11.19	$10.75
Number of accumulation units outstanding at end of period	14,706	7,962	6,975	6,988	8,028	5,873
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during February 2004)
Value at beginning of period	$10.45	$8.03	$13.42	$13.88	$12.79	$11.67	$11.55
Value at end of period	$12.79	$10.45	$8.03	$13.42	$13.88	$12.79	$11.67
Number of accumulation units outstanding at end of period	6,471	2,129	4,909	5,002	3,037	2,953	1,127,028
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.91	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82	$15.72
Value at end of period	$16.67	$16.91	$17.09	$16.92	$16.35	$15.85	$15.64	$15.71	$15.82	$15.82
Number of accumulation units outstanding at end of period	396,041	404,584	262,305	62,353	50,440	18,761	5,672,311	7,879,356	17,952	18,061
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during May 2004)
Value at beginning of period	$10.92	$9.32	$14.91	$14.52	$12.52	$12.04	$11.19
Value at end of period	$12.61	$10.92	$9.32	$14.91	$14.52	$12.52	$12.04
Number of accumulation units outstanding at end of period	4,641	3,174	2,103	2,605	935	551	1,504,119
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$10.49	$8.25	$14.02	$12.46	$12.04	$11.21	$9.87
Value at end of period	$12.40	$10.49	$8.25	$14.02	$12.46	$12.04	$11.21
Number of accumulation units outstanding at end of period	7,977	11,741	9,832	8,699	7,352	5,381	10,491,049
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.19	$8.99	$18.05	$15.18	$12.42	$10.80
Value at end of period	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	18,057	11,194	4,958	4,708	2,035	2,372
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.78	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55	$20.57
Value at end of period	$26.84	$24.78	$21.32	$27.85	$27.16	$24.60	$24.25	$22.13	$19.23	$20.55
Number of accumulation units outstanding at end of period	68,241	65,860	40,364	45,530	46,998	50,575	8,667,716	9,215,693	20,972	4,628
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.85	$11.34	$18.46	$14.70	$11.40	$10.16
Value at end of period	$16.64	$14.85	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	28,124	33,320	13,452	7,341	5,360	6,494

SDVA

CFI 22

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$6.48	$10.06
Value at end of period	$11.54	$9.00	$6.48
Number of accumulation units outstanding at end of period	15,653	3,219	3,183
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.34	$9.71	$13.78	$12.74	$10.65	$10.23
Value at end of period	$13.85	$12.34	$9.71	$13.78	$12.74	$10.65
Number of accumulation units outstanding at end of period	14,365	16,031	4,898	4,892	2,674	536
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.92
Value at end of period	$12.88
Number of accumulation units outstanding at end of period	400
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$13.11
Value at end of period	$14.54
Number of accumulation units outstanding at end of period	112
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$11.88	$8.64	$14.67	$13.97	$12.00	$10.06
Value at end of period	$13.60	$11.88	$8.64	$14.67	$13.97	$12.00
Number of accumulation units outstanding at end of period	29,604	20,243	6,982	8,636	9,297	10,741
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$13.41	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31	$10.00
Value at end of period	$15.32	$13.41	$9.76	$16.64	$15.87	$13.68	$12.25	$10.80	$8.31
Number of accumulation units outstanding at end of period	16,277	15,715	11,107	10,016	5,890	2,845	3,413	2,345	0
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.64	$9.26	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$15.37	$13.64	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	123,808	77,167	62,594	71,693	88,969	86,010	9,413,696
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.56	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86	$11.44
Value at end of period	$18.65	$17.56	$15.57	$15.15	$14.10	$13.71	$13.57	$13.12	$12.70	$11.86
Number of accumulation units outstanding at end of period	205,246	143,873	99,573	66,987	75,799	71,347	5,917,199	5,369,915	78,978	7,501
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.32	$8.43	$13.09	$12.64	$10.98	$10.82
Value at end of period	$11.79	$10.32	$8.43	$13.09	$12.64	$10.98
Number of accumulation units outstanding at end of period	15,771	14,657	9,198	10,087	11,538	11,607
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.22	$8.28	$12.56	$12.07	$10.90	$10.92
Value at end of period	$11.88	$10.22	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	85,241	78,711	5,299	4,262	3,211	1,030

SDVA

CFI 23

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.32	$8.25
Value at end of period	$8.84	$8.32
Number of accumulation units outstanding at end of period	29,282	25,678
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$9.22
Value at end of period	$10.31	$9.37
Number of accumulation units outstanding at end of period	273,237	276,321
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.63	$9.49
Value at end of period	$10.54	$9.63
Number of accumulation units outstanding at end of period	293,985	266,146
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.86	$9.75
Value at end of period	$10.65	$9.86
Number of accumulation units outstanding at end of period	191,763	132,100
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.69	$10.84
Value at end of period	$14.07	$12.69
Number of accumulation units outstanding at end of period	39,022	23,575
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.17	$6.96
Value at end of period	$9.02	$8.17
Number of accumulation units outstanding at end of period	46,480	43,873
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.51	$10.64
Value at end of period	$13.71	$12.51
Number of accumulation units outstanding at end of period	62,967	49,776
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.00	$11.57
Value at end of period	$16.13	$13.00
Number of accumulation units outstanding at end of period	2,784	4,073
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.45	$5.73
Value at end of period	$10.40	$8.45
Number of accumulation units outstanding at end of period	6,122	4,122
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.69	$6.97	$10.32
Value at end of period	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	8,936	6,351	2,003

SDVA

CFI 24

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.94	$9.27	$14.37	$13.27	$11.98	$12.08
Value at end of period	$15.55	$11.94	$9.27	$14.37	$13.27	$11.98
Number of accumulation units outstanding at end of period	600	595	685	597	598	149
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.97	$7.15	$10.45
Value at end of period	$10.96	$8.97	$7.15
Number of accumulation units outstanding at end of period	13,854	3,903	1,200
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$9.15	$12.80	$12.43	$11.00	$10.34
Value at end of period	$13.51	$12.02	$9.15	$12.80	$12.43	$11.00
Number of accumulation units outstanding at end of period	125,808	120,656	69,538	63,214	22,003	10,149
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$10.69	$8.67	$13.68	$13.46	$11.46	$11.19	$9.99
Value at end of period	$12.11	$10.69	$8.67	$13.68	$13.46	$11.46	$11.19
Number of accumulation units outstanding at end of period	64,078	58,829	34,423	32,570	29,220	27,194	4,187,985
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$8.13	$5.78	$10.17	$9.91
Value at end of period	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	7,216	9,175	0	245
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.67	$7.44	$12.71	$11.18	$9.54
Value at end of period	$10.35	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	40,196	24,871	18,724	9,088	2,826
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2006)
Value at beginning of period	$10.83	$8.30	$13.96	$13.82	$12.75
Value at end of period	$11.50	$10.83	$8.30	$13.96	$13.82
Number of accumulation units outstanding at end of period	21,833	22,195	15,415	17,354	5,067
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.92	$6.25	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91	$10.00
Value at end of period	$9.79	$8.92	$6.25	$10.52	$9.95	$8.63	$8.62	$7.75	$6.13	$8.91
Number of accumulation units outstanding at end of period	24,733	17,215	10,423	12,598	17,254	17,291	16,935	16,465	9,184	2,330
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.61	$10.20	$9.98
Value at end of period	$11.08	$10.61	$10.20
Number of accumulation units outstanding at end of period	13,417	17,537	6,184
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.33	$7.97	$13.47	$13.53	$12.01	$11.17	$10.99
Value at end of period	$11.52	$10.33	$7.97	$13.47	$13.53	$12.01	$11.17
Number of accumulation units outstanding at end of period	1,609	2,194	7,341	6,204	19,341	503	227

SDVA

CFI 25

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30	$10.00
Value at end of period	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46	$12.21	$10.61	$8.30
Number of accumulation units outstanding at end of period	31,542	24,046	22,912	27,653	27,291	24,879	1,370,657	535,743	109
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.14	$9.24	$12.26	$12.04	$10.86	$10.55
Value at end of period	$12.31	$11.14	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	35,266	30,726	23,211	4,143	2,673	996
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.50	$8.59	$12.86	$12.71	$11.11	$10.38
Value at end of period	$11.65	$10.50	$8.59	$12.86	$12.71	$11.11
Number of accumulation units outstanding at end of period	50,162	55,575	9,960	7,943	3,670	2,254
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$10.79	$9.11	$12.96	$12.11	$10.78	$9.91	$8.79
Value at end of period	$11.38	$10.79	$9.11	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	22,596	49,439	15,758	11,831	13,501	9,564	332,663
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$7.71	$4.68
Value at end of period	$8.05	$7.71
Number of accumulation units outstanding at end of period	5,911	4,908
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.30	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$12.38	$10.30	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	2,641	393	404	427	934	908	510,227	355,401	767
PROFUND VP BULL
(Fund first available during March 2004)
Value at beginning of period	$7.74	$6.31	$10.27	$10.06	$8.97	$8.86	$8.55
Value at end of period	$8.59	$7.74	$6.31	$10.27	$10.06	$8.97	$8.86
Number of accumulation units outstanding at end of period	274	116	117	2,890	3,081	3,290	1,756,560
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.37	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28	$10.00
Value at end of period	$9.48	$9.37	$7.19	$13.01	$11.52	$9.94	$9.33	$8.28
Number of accumulation units outstanding at end of period	664	742	307	3,077	4,022	4,230	526,719	648,934
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	8,257	6,577	6,805	1,130	1,878	2,066	834,452	98,866

SDVA

CFI 26

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.45%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.52	$7.99	$10.15
Value at end of period	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	37,019	68,053	144,331
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.19	$9.08	$12.83	$13.36	$11.36	$10.17
Value at end of period	$13.94	$11.19	$9.08	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	78	11,584	21,384	35,522	53,854	101,863
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.64	$10.21	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70	$10.00
Value at end of period	$15.71	$13.64	$10.21	$18.09	$15.65	$14.25	$12.39	$10.92	$8.64	$9.70
Number of accumulation units outstanding at end of period	252,580	464,909	940,563	1,262,198	1,184,613	947,105	714,836	364,622	141,706	23,738
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.73	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$11.02	$9.73	$7.60	$13.49	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	128,808	232,220	408,019	628,695	626,432	505,609	3,518,649	2,445,416	178,215	99,509
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.74	$7.19	$10.07
Value at end of period	$9.64	$8.74	$7.19
Number of accumulation units outstanding at end of period	5,437	14,508	24,539
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.95	$9.00	$10.15
Value at end of period	$10.40	$9.95	$9.00
Number of accumulation units outstanding at end of period	24,827	135,712	133,576
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.25	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99	$10.00
Value at end of period	$12.29	$11.25	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	398,142	731,201	1,072,823	1,205,340	1,274,710	1,103,900	8,147,136	1,348,350
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.09	$8.84	$16.11	$14.62	$13.53	$11.88	$10.77	$10.00
Value at end of period	$14.06	$12.09	$8.84	$16.11	$14.62	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	434,516	758,610	1,268,127	1,559,666	1,576,120	1,198,712	10,547,830	1,864,132
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.67	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$18.57	$17.67	$12.60	$22.21	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	232,494	394,385	614,422	874,834	707,034	558,732	3,292,334	641,852
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.09	$10.83
Value at end of period	$14.53	$13.09
Number of accumulation units outstanding at end of period	3,412	5,397

SDVA

CFI 27

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.51	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22	$10.00
Value at end of period	$14.22	$13.51	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	104,699	210,109	419,809	674,542	526,369	326,789	2,654,772	502,551	1,123
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$9.01	$7.68	$10.87	$10.48	$10.01
Value at end of period	$10.10	$9.01	$7.68	$10.87	$10.48
Number of accumulation units outstanding at end of period	20,239	36,548	60,389	79,007	96,371
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.08	$7.56	$13.06	$12.49	$11.00	$10.08
Value at end of period	$12.56	$10.08	$7.56	$13.06	$12.49	$11.00
Number of accumulation units outstanding at end of period	74,357	120,965	160,694	219,815	153,972	111,724
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.58	$9.97
Value at end of period	$11.00	$10.58
Number of accumulation units outstanding at end of period	121,015	168,892
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.95	$7.75	$12.91	$12.28	$11.63	$10.89
Value at end of period	$11.12	$9.95	$7.75	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	28,729	31,648	57,851	95,842	94,904	54,674
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.34	$8.40	$13.18	$12.82	$11.18	$10.63
Value at end of period	$10.22	$9.34	$8.40	$13.18	$12.82	$11.18
Number of accumulation units outstanding at end of period	3,237	9,052	12,955	24,148	16,965	8,685
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.78	$6.50	$9.99
Value at end of period	$11.38	$9.78	$6.50
Number of accumulation units outstanding at end of period	117,506	168,045	189,036
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.47	$7.20	$12.44	$13.62	$11.04
Value at end of period	$10.82	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	16,937	25,116	76,035	106,326	58,581
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.27	$10.66	$17.59	$21.70	$16.00	$13.90	$10.06
Value at end of period	$18.00	$14.27	$10.66	$17.59	$21.70	$16.00	$13.90
Number of accumulation units outstanding at end of period	26,672	47,214	95,437	170,170	341,862	205,694	1,897,527
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.14	$6.62	$10.20	$10.05	$10.22
Value at end of period	$10.05	$8.14	$6.62	$10.20	$10.05
Number of accumulation units outstanding at end of period	11,242	234,663	312,237	166,041	90,710

SDVA

CFI 28

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$8.87	$6.84	$11.41	$11.12	$9.91	$9.95
Value at end of period	$9.79	$8.87	$6.84	$11.41	$11.12	$9.91
Number of accumulation units outstanding at end of period	32,054	49,033	95,814	100,793	64,978	1,262
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.23	$6.02	$10.41
Value at end of period	$8.89	$7.23	$6.02
Number of accumulation units outstanding at end of period	1,127	38,356	16,357
ING ERO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.81	$9.88
Value at end of period	$8.78	$9.81
Number of accumulation units outstanding at end of period	0	37
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.30	$8.96	$14.95	$13.25	$12.01	$9.96
Value at end of period	$15.55	$12.30	$8.96	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	31,544	67,769	147,647	218,935	145,982	68,825
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.02	$7.70	$11.05	$10.92	$9.95
Value at end of period	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	79,398	235,471	456,916	641,840	182,288
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.09	$7.29	$11.88	$12.48
Value at end of period	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	133,112	187,709	306,918	282,946
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.81	$6.09	$9.60	$10.14
Value at end of period	$8.53	$7.81	$6.09	$9.60
Number of accumulation units outstanding at end of period	34,183	73,589	103,569	64,469
ING FTSE 100 INDEX® PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$9.99
Value at end of period	$11.01
Number of accumulation units outstanding at end of period	555
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.56	$12.22	$21.02	$16.01	$13.38	$10.00
Value at end of period	$19.85	$16.56	$12.22	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	66,607	180,624	314,131	369,818	334,613	136,495
ING GROWTH AND INCOME PORTFOLIO
(Fund first available during September 2008)
Value at beginning of period	$7.82	$6.10	$9.46
Value at end of period	$8.77	$7.82	$6.85
Number of accumulation units outstanding at end of period	50,758	980,063	4,190

SDVA

CFI 29

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.96	$12.18
Value at end of period	$13.73	$12.96
Number of accumulation units outstanding at end of period	1,892	1,662
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38	$10.00
Value at end of period	$9.83	$8.78	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97	$7.23	$9.38
Number of accumulation units outstanding at end of period	83,052	835,209	3,152,418	3,008,721	587,918	563,149	2,210,160	1,239,109	224,198	27,002
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89	$10.00
Value at end of period	$14.81	$12.36	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13	$8.55	$9.89
Number of accumulation units outstanding at end of period	60,499	144,667	365,950	518,940	565,542	656,156	1,090,890	317,218	177,259	14,893
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$12.10	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09	$10.00
Value at end of period	$14.60	$12.10	$9.86	$15.08	$16.36	$14.63	$13.83	$11.53	$8.61	$10.09
Number of accumulation units outstanding at end of period	49,684	104,545	221,420	370,970	545,945	460,193	892,876	255,326	119,408	28,552
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.62	$9.68	$10.76	$10.33	$10.10	$10.04
Value at end of period	$11.46	$10.62	$9.68	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	690,272	2,760,200	2,359,809	388,947	284,351	88,256
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.61	$6.06	$10.30
Value at end of period	$8.08	$7.61	$6.06
Number of accumulation units outstanding at end of period	18,590	47,604	4,908
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.77	$9.50	$18.89	$15.86	$13.08	$11.48	$9.60
Value at end of period	$14.34	$12.77	$9.50	$18.89	$15.86	$13.08	$11.48
Number of accumulation units outstanding at end of period	40,309	101,625	203,957	234,886	132,885	22,052	1,253,308
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.35	$12.04	$25.06	$18.36	$13.72	$10.06
Value at end of period	$24.12	$20.35	$12.04	$25.06	$18.36	$13.72
Number of accumulation units outstanding at end of period	65,178	180,352	271,191	306,049	226,411	73,315
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.11	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16	$10.00
Value at end of period	$17.10	$14.11	$11.40	$17.27	$17.12	$14.91	$13.95	$11.74	$9.16
Number of accumulation units outstanding at end of period	24,159	58,828	88,108	132,151	168,891	200,030	248,264	108,853	12,516
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84	$10.00
Value at end of period	$15.85	$12.69	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	28,844	37,518	66,620	149,475	134,373	124,114	2,268,707	1,251,726	11,544
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$12.32	$8.78	$12.30	$11.18	$10.74	$10.48	$9.31
Value at end of period	$13.88	$12.32	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	47,170	88,225	57,876	107,628	105,709	95,371	67,584

SDVA		CFI 30

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.41	$8.01	$13.39	$13.85	$12.78	$11.66	$10.81	$10.00
Value at end of period	$12.74	$10.41	$8.01	$13.39	$13.85	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	5,048	10,428	19,045	21,333	35,024	30,789	1,431,091	192,028
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.73	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71	$15.62
Value at end of period	$16.49	$16.73	$16.92	$16.76	$16.21	$15.71	$15.51	$15.60	$15.71	$15.71
Number of accumulation units outstanding at end of period	592,092	1,467,203	2,902,930	1,775,553	834,228	600,124	6,868,172	9,522,307	379,647	116,590
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during December 2003)
Value at beginning of period	$10.89	$9.30	$14.88	$14.50	$12.51	$12.03	$11.11	$10.00
Value at end of period	$12.56	$10.89	$9.30	$14.88	$14.50	$12.51	$12.03	$11.11
Number of accumulation units outstanding at end of period	7,194	15,319	24,052	40,811	42,534	21,535	2,121,046	2,060,651
ING MARSICO GROWTH PORTFOLIO
(Fund first available during July 2001)
Value at beginning of period	$10.46	$8.23	$13.99	$12.44	$12.03	$11.21	$10.02
Value at end of period	$12.36	$10.46	$8.23	$13.99	$12.44	$12.03	$11.21
Number of accumulation units outstanding at end of period	47,990	77,945	107,118	128,851	82,175	58,042	6,723,135
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.16	$8.97	$18.03	$15.17	$12.41	$10.06
Value at end of period	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	11,020	37,045	81,007	109,023	90,947	90,519
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$24.59	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47	$20.50
Value at end of period	$26.62	$24.59	$21.16	$27.66	$26.99	$24.46	$24.12	$22.03	$19.15	$20.47
Number of accumulation units outstanding at end of period	80,144	173,790	298,427	509,058	545,929	586,332	7,209,493	6,645,212	129,465	41,845
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.81	$11.32	$18.44	$14.69	$11.39	$10.11
Value at end of period	$16.59	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	78,611	178,953	298,673	317,967	240,166	222,209
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.00	$6.47	$10.06
Value at end of period	$11.52	$9.00	$6.47
Number of accumulation units outstanding at end of period	9,049	17,687	26,884
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$9.69	$13.76	$12.73	$10.65	$10.20
Value at end of period	$13.81	$12.31	$9.69	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	78,610	105,266	155,143	181,142	138,777	95,199
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$12.13	$11.82
Value at end of period	$12.87	$12.13
Number of accumulation units outstanding at end of period	311	3,738

SDVA

CFI 31

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.02
Value at end of period	$14.53
Number of accumulation units outstanding at end of period	155
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$11.86	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	13,805	33,374	85,989	115,631	130,234	148,134
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31	$10.00
Value at end of period	$15.25	$13.36	$9.73	$16.59	$15.83	$13.66	$12.23	$10.79	$8.31
Number of accumulation units outstanding at end of period	114,098	133,707	198,952	205,356	124,633	62,404	46,493	30,149	4,798
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.60	$9.24	$12.10	$11.94	$11.12	$10.82	$10.00
Value at end of period	$15.32	$13.60	$9.24	$12.10	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	160,264	214,385	355,072	645,733	891,162	763,255	8,744,441
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$17.43	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81	$11.40
Value at end of period	$18.50	$17.43	$15.45	$15.05	$14.01	$13.63	$13.50	$13.06	$12.65	$11.81
Number of accumulation units outstanding at end of period	541,337	1,002,956	1,503,501	1,150,425	987,835	952,489	7,272,611	6,415,052	410,567	169,854
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.29	$8.41	$13.08	$12.63	$10.98	$10.43
Value at end of period	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	6,765	8,900	25,983	72,601	83,748	98,943
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.19	$8.27	$12.54	$12.06	$10.89	$10.07
Value at end of period	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	75,689	112,756	164,899	159,682	123,128	130,232
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.31	$8.25
Value at end of period	$8.84	$8.31
Number of accumulation units outstanding at end of period	78,571	41,509
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$9.22
Value at end of period	$10.31	$9.37
Number of accumulation units outstanding at end of period	420,267	670,674
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.63	$9.49
Value at end of period	$10.53	$9.63
Number of accumulation units outstanding at end of period	518,794	934,030

SDVA

CFI 32

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.86	$9.75
Value at end of period	$10.64	$9.86
Number of accumulation units outstanding at end of period	392,883	651,120
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.68	$10.84
Value at end of period	$14.06	$12.68
Number of accumulation units outstanding at end of period	67,770	86,341
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.16	$6.71	$10.25
Value at end of period	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	114,143	280,224	42,302
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.51	$10.34
Value at end of period	$13.70	$12.51
Number of accumulation units outstanding at end of period	27,250	82,477
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.99	$11.56
Value at end of period	$16.11	$12.99
Number of accumulation units outstanding at end of period	30,589	32,115
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.44	$6.13	$10.48
Value at end of period	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	10,465	48,233	16,262
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.68	$6.97	$10.16
Value at end of period	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	40,552	79,925	124,081
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.92	$9.25	$14.35	$13.26	$11.98	$10.42
Value at end of period	$15.51	$11.92	$9.25	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	164	494	4,363	7,009	8,704	10,623
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.96	$7.15	$10.44
Value at end of period	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	11,570	26,472	17,444
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$9.13	$12.78	$12.42	$11.00	$10.10
Value at end of period	$13.47	$11.99	$9.13	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	409,614	616,266	1,033,419	1,123,549	871,871	404,984

SDVA

CFI 33

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.66	$8.65	$13.65	$13.44	$11.45	$11.18	$10.05
Value at end of period	$12.07	$10.66	$8.65	$13.65	$13.44	$11.45	$11.18
Number of accumulation units outstanding at end of period	109,229	170,972	271,992	370,643	324,040	185,397	4,592,038
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.12	$5.78	$10.17	$10.22
Value at end of period	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	29,704	59,665	25,234	87,294
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.65	$7.43	$12.69	$11.18	$10.17
Value at end of period	$10.33	$9.65	$7.43	$12.69	$11.18
Number of accumulation units outstanding at end of period	51,318	73,996	116,050	74,518	28,173
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.80	$8.28	$13.94	$13.81	$11.49	$11.00
Value at end of period	$11.47	$10.80	$8.28	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	28,268	47,082	78,315	88,948	130,257	2,425
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.88	$6.22	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91	$10.00
Value at end of period	$9.75	$8.88	$6.22	$10.48	$9.92	$8.61	$8.61	$7.74	$6.13	$8.91
Number of accumulation units outstanding at end of period	8,293	18,489	29,675	40,369	50,854	60,516	80,037	82,473	51,743	18,641
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.61	$10.20	$9.88
Value at end of period	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	83,078	235,361	229,001
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.30	$7.95	$13.44	$13.52	$12.00	$11.17	$9.87
Value at end of period	$11.48	$10.30	$7.95	$13.44	$13.52	$12.00	$11.17
Number of accumulation units outstanding at end of period	3,056	4,903	8,957	12,336	15,848	11,669	13,294
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.84	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30	$10.00
Value at end of period	$12.30	$10.84	$8.56	$13.68	$14.20	$12.44	$12.20	$10.60	$8.30
Number of accumulation units outstanding at end of period	60,823	100,991	156,178	232,633	294,898	305,003	314,712	128,209	5,134
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12	$9.22	$12.24	$12.03	$10.86	$10.22
Value at end of period	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	68,854	102,770	190,773	182,104	144,450	128,902
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.47	$8.57	$12.84	$12.70	$11.11	$10.31
Value at end of period	$11.61	$10.47	$8.57	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	68,566	113,355	226,283	443,151	186,203	64,110

SDVA

CFI 34

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.76	$9.09	$12.94	$12.09	$10.77	$9.90	$9.67
Value at end of period	$11.35	$10.76	$9.09	$12.94	$12.09	$10.77	$9.90
Number of accumulation units outstanding at end of period	88,043	199,728	283,944	293,296	245,971	200,632	347,886
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.70	$6.01	$10.22
Value at end of period	$8.03	$7.70	$6.01
Number of accumulation units outstanding at end of period	3,284	33,627	10,451
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.26	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44	$10.00
Value at end of period	$12.33	$10.26	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	2,528	9,074	16,490	35,176	44,791	57,976	840,926	567,796	4,265
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24	$10.00
Value at end of period	$8.55	$7.70	$6.29	$10.23	$10.03	$8.95	$8.84	$8.24
Number of accumulation units outstanding at end of period	3,814	6,453	19,260	28,683	33,353	48,020	3,671,891	3,673,934
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$10.00
Value at end of period	$9.44	$9.33	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27
Number of accumulation units outstanding at end of period	3,562	7,914	9,169	23,411	26,550	30,722	795,586	786,491
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$4.99	$6.03	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	23,644	50,115	85,737	114,041	170,267	143,669	1,079,664	214,510

Separate Account Annual Charges of 1.75%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.47	$7.97	$10.14
Value at end of period	$10.21	$9.47	$7.97
Number of accumulation units outstanding at end of period	12,963	16,653	29,714
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$11.03	$8.98	$12.72	$13.29	$11.33	$10.03
Value at end of period	$13.70	$11.03	$8.98	$12.72	$13.29	$11.33
Number of accumulation units outstanding at end of period	1,833	3,262	11,728	19,670	24,269	34,235

SDVA

CFI 35

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.29	$9.98	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69	$10.00
Value at end of period	$15.27	$13.29	$9.98	$17.73	$15.39	$14.06	$12.26	$10.84	$8.61	$9.69
Number of accumulation units outstanding at end of period	38,515	124,135	306,968	472,504	505,859	445,887	319,740	210,166	80,927	34,448
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$10.71	$9.49	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	35,705	88,923	172,300	278,468	306,614	315,015	1,163,703	987,940	140,604	39,753
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.69	$7.17	$9.26
Value at end of period	$9.56	$8.69	$7.17
Number of accumulation units outstanding at end of period	5,655	35,229	77,205
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.90	$8.98	$10.14
Value at end of period	$10.31	$9.90	$8.98
Number of accumulation units outstanding at end of period	18,545	42,424	43,207
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.03	$8.60	$14.16	$13.79	$12.25	$11.84	$10.98	$10.00
Value at end of period	$12.01	$11.03	$8.60	$14.16	$13.79	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	119,576	247,027	409,427	594,652	591,894	521,149	1,977,456	542,973
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76	$10.00
Value at end of period	$13.75	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	112,026	218,529	420,582	572,491	537,745	479,943	2,291,803	726,382
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$18.16	$17.33	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	55,070	98,221	213,978	348,184	305,285	234,850	865,696	208,539
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.06	$12.76
Value at end of period	$14.45	$13.06
Number of accumulation units outstanding at end of period	1,556	1,712
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.19	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21	$10.00
Value at end of period	$13.85	$13.19	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	19,432	41,541	81,666	100,240	108,821	100,067	330,064	172,289	806
ING BALANCED PORTFOLIO
(Funds were first received in this option during April 2006)
Value at beginning of period	$8.91	$7.62	$10.82	$10.46	$10.01
Value at end of period	$9.96	$8.91	$7.62	$10.82	$10.46
Number of accumulation units outstanding at end of period	1,688	4,424	19,505	45,204	54,428

SDVA

CFI 36

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.93	$7.48	$12.96	$12.43	$10.98	$10.31
Value at end of period	$12.35	$9.93	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	7,793	14,337	24,337	37,266	32,972	22,586
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.56	$10.03
Value at end of period	$10.94	$10.56
Number of accumulation units outstanding at end of period	29,628	29,653
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.81	$7.67	$12.81	$12.21	$11.60	$10.64
Value at end of period	$10.93	$9.81	$7.67	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	6,673	16,618	45,955	54,384	59,942	53,910
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.21	$8.30	$13.07	$12.75	$11.16	$11.02
Value at end of period	$10.04	$9.21	$8.30	$13.07	$12.75	$11.16
Number of accumulation units outstanding at end of period	4,118	8,505	9,977	11,999	17,314	6,372
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.73	$6.49	$9.99
Value at end of period	$11.29	$9.73	$6.49
Number of accumulation units outstanding at end of period	7,600	8,548	19,450
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.36	$7.14	$12.38	$13.59	$11.46
Value at end of period	$10.67	$9.36	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	1,413	7,623	23,669	24,009	12,666
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87	$9.68
Value at end of period	$17.64	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	10,344	17,398	40,770	66,216	85,730	63,136	463,695
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.05	$6.57	$10.15	$10.03	$10.05
Value at end of period	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	11,462	23,193	31,915	31,464	13,807
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$8.76	$6.77	$11.34	$11.08	$9.91	$9.93
Value at end of period	$9.64	$8.76	$6.77	$11.34	$11.08	$9.91
Number of accumulation units outstanding at end of period	5,626	11,997	20,934	30,713	27,831	5,194
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$7.19	$6.01	$9.25
Value at end of period	$8.82	$7.19	$6.01
Number of accumulation units outstanding at end of period	700	0	1,503

SDVA

CFI 37

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.12	$8.86	$14.82	$13.18	$11.99	$9.95
Value at end of period	$15.29	$12.12	$8.86	$14.82	$13.18	$11.99
Number of accumulation units outstanding at end of period	25,724	43,677	68,515	74,503	65,085	29,573
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.91	$7.64	$10.99	$10.90	$10.00
Value at end of period	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	15,044	77,376	200,497	224,942	92,585
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.01	$7.25	$11.86	$12.56
Value at end of period	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	11,652	29,366	58,150	65,139
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.75	$6.05	$9.58	$10.00
Value at end of period	$8.44	$7.75	$6.05	$9.58
Number of accumulation units outstanding at end of period	4,081	15,848	110,359	118,027
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.33	$12.08	$20.85	$15.92	$13.35	$10.25
Value at end of period	$19.51	$16.33	$12.08	$20.85	$15.92	$13.35
Number of accumulation units outstanding at end of period	8,705	29,486	76,299	74,303	70,002	20,928
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.76	$6.08	$9.53
Value at end of period	$8.68	$7.76	$6.08
Number of accumulation units outstanding at end of period	11,894	505,910	1,016,111
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$12.93	$11.41
Value at end of period	$13.66	$12.93
Number of accumulation units outstanding at end of period	0	1,064
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36	$10.00
Value at end of period	$9.55	$8.56	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90	$7.20	$9.36
Number of accumulation units outstanding at end of period	22,122	408,941	1,943,130	1,875,407	265,732	263,048	548,608	275,705	35,518	6,121
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.04	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87	$10.00
Value at end of period	$14.39	$12.04	$9.32	$15.24	$14.74	$13.75	$12.62	$11.04	$8.51	$9.87
Number of accumulation units outstanding at end of period	33,168	109,901	198,220	284,569	330,075	380,649	430,312	189,683	94,503	23,562
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.79	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07	$10.00
Value at end of period	$14.18	$11.79	$9.64	$14.78	$16.09	$14.43	$13.68	$11.44	$8.57	$10.07
Number of accumulation units outstanding at end of period	26,211	75,694	133,846	186,973	226,332	255,221	345,339	128,264	50,587	7,282
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.47	$9.57	$10.67	$10.27	$10.08	$10.02
Value at end of period	$11.26	$10.47	$9.57	$10.67	$10.27	$10.08
Number of accumulation units outstanding at end of period	256,726	1,341,153	1,236,734	156,180	134,360	58,209

SDVA		CFI 38

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$7.57	$6.05	$10.40
Value at end of period	$8.01	$7.57	$6.05
Number of accumulation units outstanding at end of period	7,566	16,249	934
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.55	$9.36	$18.68	$15.73	$13.01	$11.45	$9.65
Value at end of period	$14.05	$12.55	$9.36	$18.68	$15.73	$13.01	$11.45
Number of accumulation units outstanding at end of period	14,542	25,408	50,554	63,575	28,063	8,588	293,821
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$20.06	$11.90	$24.86	$18.27	$13.69	$10.56
Value at end of period	$23.71	$20.06	$11.90	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	8,163	24,363	63,201	79,601	57,079	25,623
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.78	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14	$10.00
Value at end of period	$16.65	$13.78	$11.17	$16.97	$16.88	$14.75	$13.83	$11.68	$9.14
Number of accumulation units outstanding at end of period	16,630	44,750	85,153	88,253	109,609	135,651	189,608	65,061	6,147
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.39	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83	$10.00
Value at end of period	$15.43	$12.39	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	7,381	16,904	31,195	50,964	51,518	46,549	434,570	299,555	2,705
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.11	$8.65	$12.16	$11.09	$10.69	$10.46	$9.34
Value at end of period	$13.60	$12.11	$8.65	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	4,369	10,130	14,954	21,714	26,484	32,324	4,715
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.21	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80	$10.00
Value at end of period	$12.46	$10.21	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	13,500	18,986	20,571	35,682	35,875	35,992	179,814	51,221
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.69	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11	$15.04
Value at end of period	$15.42	$15.69	$15.92	$15.82	$15.34	$14.92	$14.78	$14.90	$15.05	$15.11
Number of accumulation units outstanding at end of period	118,441	515,966	1,385,333	950,438	503,921	163,682	1,213,060	1,545,927	116,034	20,175
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during December 2003)
Value at beginning of period	$10.68	$9.15	$14.68	$14.35	$12.42	$11.98	$11.10	$10.00
Value at end of period	$12.29	$10.68	$9.15	$14.68	$14.35	$12.42	$11.98	$11.10
Number of accumulation units outstanding at end of period	223	5,926	11,220	21,077	22,347	7,228	625,795	676,868
ING MARSICO GROWTH PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$10.28	$8.11	$13.84	$12.34	$11.97	$11.18	$10.08
Value at end of period	$12.11	$10.28	$8.11	$13.84	$12.34	$11.97	$11.18
Number of accumulation units outstanding at end of period	9,252	12,655	19,430	26,985	19,088	33,051	1,545,306

SDVA

CFI 39

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$8.87	$17.88	$15.09	$12.39	$10.00
Value at end of period	$13.40	$11.99	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	2,015	10,377	28,090	43,845	45,314	30,219
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$23.48	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03	$20.08
Value at end of period	$25.34	$23.48	$20.27	$26.57	$26.00	$23.64	$23.38	$21.42	$18.67	$20.03
Number of accumulation units outstanding at end of period	26,022	88,165	198,538	273,661	288,425	339,932	2,918,631	2,962,240	136,882	43,752
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.60	$11.19	$18.29	$14.61	$11.37	$10.07
Value at end of period	$16.31	$14.60	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	13,381	51,116	100,788	94,127	79,898	58,814
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.95	$6.46	$10.05
Value at end of period	$11.43	$8.95	$6.46
Number of accumulation units outstanding at end of period	3,363	1,552	3,759
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.13	$9.58	$13.65	$12.66	$10.62	$10.09
Value at end of period	$13.57	$12.13	$9.58	$13.65	$12.66	$10.62
Number of accumulation units outstanding at end of period	14,126	16,856	31,246	40,607	39,650	27,021
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.10	$12.10
Value at end of period	$12.80	$12.10
Number of accumulation units outstanding at end of period	1,016	1,949
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.90	$12.83
Value at end of period	$14.45	$12.90
Number of accumulation units outstanding at end of period	958	958
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$11.69	$8.52	$14.53	$13.88	$11.98	$10.06
Value at end of period	$13.33	$11.69	$8.52	$14.53	$13.88	$11.98
Number of accumulation units outstanding at end of period	1,542	17,301	40,891	55,303	66,177	74,697
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$13.05	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29	$10.00
Value at end of period	$14.85	$13.05	$9.53	$16.30	$15.61	$13.51	$12.13	$10.74	$8.29
Number of accumulation units outstanding at end of period	4,593	14,528	34,743	53,350	49,580	15,023	25,934	16,831	295
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$15.01	$13.37	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	28,753	73,312	131,540	227,570	251,546	262,811	2,556,237

SDVA

CFI 40

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$16.64	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55	$11.17
Value at end of period	$17.60	$16.64	$14.80	$14.45	$13.50	$13.17	$13.08	$12.70	$12.34	$11.55
Number of accumulation units outstanding at end of period	200,092	417,084	576,714	549,611	488,214	531,245	2,353,927	2,257,025	238,795	111,130
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.15	$8.32	$12.97	$12.57	$10.95	$10.64
Value at end of period	$11.55	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	406	8,288	21,325	37,122	44,851	43,430
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.05	$8.17	$12.44	$12.00	$10.87	$10.14
Value at end of period	$11.64	$10.05	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	6,206	15,555	29,381	33,962	23,279	39,380
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.31	$8.25
Value at end of period	$8.81	$8.31
Number of accumulation units outstanding at end of period	0	11,999
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.37	$9.21
Value at end of period	$10.27	$9.37
Number of accumulation units outstanding at end of period	176,839	327,572
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.62	$9.49
Value at end of period	$10.50	$9.62
Number of accumulation units outstanding at end of period	244,292	397,267
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.85	$9.75
Value at end of period	$10.60	$9.85
Number of accumulation units outstanding at end of period	106,183	329,629
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.66	$10.83
Value at end of period	$13.99	$12.66
Number of accumulation units outstanding at end of period	9,116	24,417
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.12	$6.69	$9.09
Value at end of period	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	25,481	69,659	27,289
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.48	$10.63
Value at end of period	$13.62	$12.48
Number of accumulation units outstanding at end of period	15,290	71,456

SDVA

CFI 41

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.96	$11.55
Value at end of period	$16.03	$12.96
Number of accumulation units outstanding at end of period	5,638	11,426
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.39	$6.11	$10.38
Value at end of period	$10.30	$8.39	$6.11
Number of accumulation units outstanding at end of period	5,372	8,467	8,334
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.63	$6.95	$10.36
Value at end of period	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	5,585	10,151	22,724
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$9.15	$14.24	$13.19	$11.95	$11.40
Value at end of period	$15.24	$11.75	$9.15	$14.24	$13.19	$11.95
Number of accumulation units outstanding at end of period	4,426	6,100	8,447	8,804	13,856	4,439
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.91	$7.13	$10.68
Value at end of period	$10.86	$8.91	$7.13
Number of accumulation units outstanding at end of period	7,702	4,758	9,187
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.82	$9.03	$12.68	$12.36	$10.97	$9.99
Value at end of period	$13.24	$11.82	$9.03	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	43,948	98,551	234,640	335,786	271,293	102,114
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$10.47	$8.53	$13.50	$13.33	$11.40	$11.16	$10.07
Value at end of period	$11.83	$10.47	$8.53	$13.50	$13.33	$11.40	$11.16
Number of accumulation units outstanding at end of period	24,684	62,824	125,026	132,415	135,716	116,092	1,402,760
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.05	$5.75	$10.15	$10.22
Value at end of period	$9.22	$8.05	$5.75	$10.15
Number of accumulation units outstanding at end of period	7,311	16,688	3,565	324
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.54	$7.37	$12.63	$11.16	$10.17
Value at end of period	$10.18	$9.54	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	3,347	20,600	33,678	18,700	8,343
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.65	$8.19	$13.82	$13.74	$11.47	$10.28
Value at end of period	$11.27	$10.65	$8.19	$13.82	$13.74	$11.47
Number of accumulation units outstanding at end of period	498	5,862	14,595	22,698	26,144	2,415

SDVA

CFI 42

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.65	$6.08	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89	$10.00
Value at end of period	$9.47	$8.65	$6.08	$10.28	$9.76	$8.50	$8.52	$7.68	$6.10	$8.89
Number of accumulation units outstanding at end of period	3,036	7,285	14,781	25,014	24,968	30,316	44,868	47,044	45,652	39,763
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.55	$10.17	$9.84
Value at end of period	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	10,455	28,267	15,769
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.13	$7.84	$13.29	$13.41	$11.94	$11.47
Value at end of period	$11.25	$10.13	$7.84	$13.29	$13.41	$11.94
Number of accumulation units outstanding at end of period	32	352	484	485	852	2,196
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.59	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28	$10.00
Value at end of period	$11.98	$10.59	$8.39	$13.44	$14.00	$12.30	$12.10	$10.55	$8.28
Number of accumulation units outstanding at end of period	20,418	47,130	100,672	140,726	152,841	145,014	733,524	589,925	6,396
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.96	$9.12	$12.14	$11.96	$10.83	$10.21
Value at end of period	$12.07	$10.96	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	20,656	35,621	72,922	49,418	41,545	25,643
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.32	$8.48	$12.73	$12.63	$11.09	$10.33
Value at end of period	$11.41	$10.32	$8.48	$12.73	$12.63	$11.09
Number of accumulation units outstanding at end of period	10,725	30,725	64,900	93,646	102,143	25,456
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$10.58	$8.96	$12.79	$12.00	$10.72	$9.88	$8.93
Value at end of period	$11.12	$10.58	$8.96	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	14,179	22,462	46,226	53,813	70,035	70,166	78,661
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.66	$6.00	$8.92
Value at end of period	$7.97	$7.66	$6.00
Number of accumulation units outstanding at end of period	0	483	816
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$10.02	$7.68	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42	$10.00
Value at end of period	$12.00	$10.02	$7.68	$13.73	$14.09	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	4,928	8,101	12,158	17,635	19,473	21,521	255,487	231,095	1,328
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$10.00
Value at end of period	$8.30	$7.50	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18
Number of accumulation units outstanding at end of period	563	564	2,211	4,738	4,927	5,894	518,311	467,546

SDVA

CFI 43

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$10.00
Value at end of period	$9.16	$9.09	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20
Number of accumulation units outstanding at end of period	609	613	1,645	5,753	7,207	5,031	140,140	190,714
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$4.88	$5.91	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	1,711	18,247	22,248	36,075	43,490	45,832	282,310	74,879

Separate Account Annual Charges of 1.90%

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.44	$7.96	$9.62
Value at end of period	$10.17	$9.44	$7.96
Number of accumulation units outstanding at end of period	12,692	24,268	17,229
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$10.95	$8.93	$12.67	$13.26	$11.32	$10.19
Value at end of period	$13.58	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	0	1,239	7,125	10,744	11,104	11,597
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68	$10.00
Value at end of period	$15.05	$13.12	$9.87	$17.56	$15.26	$13.96	$12.20	$10.80	$8.59	$9.68
Number of accumulation units outstanding at end of period	20,770	63,550	112,124	167,342	165,314	155,560	117,473	73,653	26,329	8,281
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$10.56	$9.36	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	17,511	43,756	122,027	147,298	133,068	139,709	3,034,707	1,794,730	24,657	9,493
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.67	$7.16	$9.92
Value at end of period	$9.52	$8.67	$7.16
Number of accumulation units outstanding at end of period	0	1,019	126
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.87	$8.97	$10.13
Value at end of period	$10.27	$9.87	$8.97
Number of accumulation units outstanding at end of period	31,616	56,479	57,287
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.92	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97	$10.00
Value at end of period	$11.88	$10.92	$8.53	$14.07	$13.72	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	77,035	123,513	203,674	282,053	275,143	259,406	9,395,072	1,387,064

SDVA

CFI 44

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75	$10.00
Value at end of period	$13.60	$11.74	$8.63	$15.79	$14.40	$13.39	$11.80	$10.75
Number of accumulation units outstanding at end of period	71,213	156,771	315,600	378,379	365,547	361,680	12,085,363	1,785,979
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$17.96	$17.16	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	35,614	87,804	137,719	186,510	174,458	156,496	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.04	$11.45
Value at end of period	$14.42	$13.04
Number of accumulation units outstanding at end of period	0	553
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$13.67	$13.04	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	8,924	31,711	51,840	77,444	74,000	53,936	3,062,604	582,823	2,717
ING BALANCED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$8.86	$7.59	$10.79	$10.44	$10.01
Value at end of period	$9.89	$8.86	$7.59	$10.79	$10.44
Number of accumulation units outstanding at end of period	19,122	22,495	24,621	29,770	34,865
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.86	$7.44	$12.90	$12.40	$10.97	$10.42
Value at end of period	$12.24	$9.86	$7.44	$12.90	$12.40	$10.97
Number of accumulation units outstanding at end of period	2,304	12,738	54,352	53,674	15,523	17,235
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.55	$9.97
Value at end of period	$10.91	$10.55
Number of accumulation units outstanding at end of period	9,366	13,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.74	$7.62	$12.76	$12.18	$11.59	$11.18
Value at end of period	$10.84	$9.74	$7.62	$12.76	$12.18	$11.59
Number of accumulation units outstanding at end of period	5,590	17,922	28,574	37,675	47,308	44,540
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.14	$8.26	$13.01	$12.72	$11.14	$11.03
Value at end of period	$9.95	$9.14	$8.26	$13.01	$12.72	$11.14
Number of accumulation units outstanding at end of period	0	2,882	3,201	4,759	4,804	3,528
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.70	$6.48	$9.99
Value at end of period	$11.24	$9.70	$6.48
Number of accumulation units outstanding at end of period	3,437	4,612	3,252

SDVA

CFI 45

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.31	$7.11	$12.35	$13.58	$11.42
Value at end of period	$10.60	$9.31	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	283	2,911	8,882	13,622	13,045
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86	$9.70
Value at end of period	$17.46	$13.91	$10.43	$17.30	$21.44	$15.88	$13.86
Number of accumulation units outstanding at end of period	1,208	8,509	20,724	46,503	61,826	41,575	1,760,569
ING COLUMBIA SMALL CAP VALUE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$8.01	$6.54	$10.12	$10.02	$10.19
Value at end of period	$9.84	$8.01	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	139	865	4,994	4,112	5,452
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$8.70	$6.74	$11.31	$11.07	$9.96
Value at end of period	$9.57	$8.70	$6.74	$11.31	$11.07
Number of accumulation units outstanding at end of period	5,455	10,587	19,769	21,550	18,010
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.17	$6.00	$8.86
Value at end of period	$8.78	$7.17	$6.00
Number of accumulation units outstanding at end of period	0	0	171
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.03	$8.81	$14.76	$13.15	$11.97	$11.08
Value at end of period	$15.15	$12.03	$8.81	$14.76	$13.15	$11.97
Number of accumulation units outstanding at end of period	3,603	31,150	57,885	62,177	32,111	22,982
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.85	$7.61	$10.96	$10.89	$9.98
Value at end of period	$10.92	$9.85	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	18,797	26,341	81,432	106,851	42,469
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.97	$7.23	$11.85	$12.70
Value at end of period	$9.82	$8.97	$7.23	$11.85
Number of accumulation units outstanding at end of period	5,200	23,366	68,923	70,039
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$7.72	$6.04	$9.57	$10.09
Value at end of period	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	2,518	9,173	34,671	33,974
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.21	$12.02	$20.76	$15.88	$13.33	$10.22
Value at end of period	$19.34	$16.21	$12.02	$20.76	$15.88	$13.33
Number of accumulation units outstanding at end of period	4,139	14,729	38,394	43,464	47,838	14,432

SDVA

CFI 46

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.74	$6.07	$9.26
Value at end of period	$8.64	$7.74	$6.07
Number of accumulation units outstanding at end of period	14,898	365,489	539,831
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.92	$10.80
Value at end of period	$13.62	$12.92
Number of accumulation units outstanding at end of period	207	39
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36	$10.00
Value at end of period	$9.41	$8.45	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87	$7.18	$9.36
Number of accumulation units outstanding at end of period	26,700	267,105	1,162,616	1,006,831	121,893	127,326	1,954,792	957,662	26,792	4,667
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87	$10.00
Value at end of period	$14.18	$11.89	$9.22	$15.09	$14.62	$13.65	$12.56	$11.00	$8.49	$9.87
Number of accumulation units outstanding at end of period	37,177	81,040	129,754	170,272	204,576	215,751	770,708	113,912	97,941	4,408
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07	$10.00
Value at end of period	$13.98	$11.64	$9.53	$14.64	$15.96	$14.34	$13.61	$11.40	$8.55	$10.07
Number of accumulation units outstanding at end of period	21,895	64,677	104,324	153,572	172,412	176,453	711,336	101,972	69,821	5,763
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.39	$9.52	$10.62	$10.25	$10.06	$10.03
Value at end of period	$11.16	$10.39	$9.52	$10.62	$10.25	$10.06
Number of accumulation units outstanding at end of period	132,398	752,666	780,147	105,617	68,813	38,902
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$7.55	$6.36
Value at end of period	$7.98	$7.55
Number of accumulation units outstanding at end of period	954	27,336
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.44	$9.29	$18.57	$15.66	$12.98	$11.44	$10.31
Value at end of period	$13.91	$12.44	$9.29	$18.57	$15.66	$12.98	$11.44
Number of accumulation units outstanding at end of period	6,728	22,656	49,979	63,930	6,521	2,118	1,251,267
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.91	$11.83	$24.75	$18.22	$13.68	$10.34
Value at end of period	$23.50	$19.91	$11.83	$24.75	$18.22	$13.68
Number of accumulation units outstanding at end of period	9,123	18,896	36,266	50,695	30,698	12,577
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13	$10.00
Value at end of period	$16.43	$13.62	$11.05	$16.83	$16.76	$14.66	$13.78	$11.65	$9.13
Number of accumulation units outstanding at end of period	8,479	22,817	37,233	53,606	120,976	141,544	143,912	82,437	2,029
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82	$10.00
Value at end of period	$15.23	$12.25	$9.81	$14.27	$14.80	$12.93	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	3,714	14,494	53,162	67,737	70,056	83,207	2,099,655	1,006,794	2,735

SDVA		CFI 47

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during December 2004)
Value at beginning of period	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45	$10.48
Value at end of period	$13.46	$12.01	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	423	4,747	3,277	8,614	10,224	12,100	45,863
ING LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$10.12	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$12.32	$10.12	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	9,841	16,175	17,908	22,089	19,873	26,458	1,947,332	291,189
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81	$14.76
Value at end of period	$14.91	$15.20	$15.45	$15.37	$14.93	$14.54	$14.42	$14.57	$14.70	$14.81
Number of accumulation units outstanding at end of period	77,354	229,816	701,838	517,187	423,630	301,712	5,864,378	5,938,918	130,083	45,601
ING LORD ABBETT GROWTH AND INCOME PORTFOLIO (CLASS S)
(Fund first available during December 2003)
Value at beginning of period	$10.57	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09	$10.00
Value at end of period	$12.15	$10.57	$9.07	$14.59	$14.28	$12.37	$11.96	$11.09
Number of accumulation units outstanding at end of period	12,644	17,752	22,015	25,164	25,181	21,046	2,375,113	2,433,238
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17	$9.69
Value at end of period	$11.99	$10.20	$8.06	$13.76	$12.29	$11.94	$11.17
Number of accumulation units outstanding at end of period	5,310	8,390	14,633	16,444	12,344	10,443	5,851,107
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.90	$8.82	$17.81	$15.06	$12.37	$10.31
Value at end of period	$13.29	$11.90	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	4,915	14,353	26,068	29,695	27,358	27,718
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81	$19.87
Value at end of period	$24.72	$22.94	$19.83	$26.03	$25.52	$23.24	$23.02	$21.12	$18.44	$19.81
Number of accumulation units outstanding at end of period	27,916	51,059	105,511	159,237	167,405	157,559	6,519,914	5,686,198	58,555	8,837
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.50	$11.13	$18.21	$14.58	$11.36	$10.15
Value at end of period	$16.17	$14.50	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	6,345	16,107	41,108	45,911	43,360	31,643
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.93	$6.45	$10.05
Value at end of period	$11.38	$8.93	$6.45
Number of accumulation units outstanding at end of period	2,528	2,471	3,230
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$9.52	$13.59	$12.63	$10.61	$10.19
Value at end of period	$13.46	$12.04	$9.52	$13.59	$12.63	$10.61
Number of accumulation units outstanding at end of period	1,479	8,253	26,935	42,628	35,898	19,921

SDVA

CFI 48

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING MORGAN STANLEY GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.09	$11.45
Value at end of period	$12.77	$12.09
Number of accumulation units outstanding at end of period	9,262	10,054
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$12.89	$10.67
Value at end of period	$14.41	$12.89
Number of accumulation units outstanding at end of period	1,053	1,053
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2002)
Value at beginning of period	$11.60	$8.47	$14.47	$13.85	$11.96	$10.06
Value at end of period	$13.21	$11.60	$8.47	$14.47	$13.85	$11.96
Number of accumulation units outstanding at end of period	5,683	22,899	44,624	61,537	69,753	74,094
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2002)
Value at beginning of period	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28	$10.00
Value at end of period	$14.66	$12.90	$9.44	$16.16	$15.49	$13.43	$12.09	$10.71	$8.28
Number of accumulation units outstanding at end of period	932	5,829	11,592	16,883	14,129	7,670	19,568	16,760	193
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$14.86	$13.26	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	32,939	78,581	139,311	198,252	204,294	182,920	8,122,576
ING PIMCO TOTAL RETURN BOND PORTFOLIO
Value at beginning of period	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43	$11.05
Value at end of period	$17.17	$16.26	$14.48	$14.16	$13.25	$12.95	$12.88	$12.52	$12.18	$11.43
Number of accumulation units outstanding at end of period	62,865	203,467	266,687	240,250	188,700	191,646	6,098,052	5,824,732	280,008	20,362
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.07	$8.27	$12.92	$12.53	$10.94	$10.77
Value at end of period	$11.45	$10.07	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	2,364	7,846	19,744	24,688	25,524	24,534
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$9.98	$8.13	$12.39	$11.97	$10.86	$10.47
Value at end of period	$11.54	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	571	16,771	101,456	101,887	21,668	13,303
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.31	$8.25
Value at end of period	$8.79	$8.31
Number of accumulation units outstanding at end of period	8,138	5,518
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.36	$9.21
Value at end of period	$10.25	$9.36
Number of accumulation units outstanding at end of period	67,771	97,900

SDVA

CFI 49

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.62	$9.49
Value at end of period	$10.48	$9.62
Number of accumulation units outstanding at end of period	58,654	120,945
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.85	$9.75
Value at end of period	$10.58	$9.85
Number of accumulation units outstanding at end of period	96,198	150,309
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.64	$10.83
Value at end of period	$13.95	$12.64
Number of accumulation units outstanding at end of period	30,002	50,632
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$8.10	$6.90
Value at end of period	$8.90	$8.10
Number of accumulation units outstanding at end of period	11,243	23,682
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$12.46	$10.63
Value at end of period	$13.59	$12.46
Number of accumulation units outstanding at end of period	17,824	45,844
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.95	$11.55
Value at end of period	$15.99	$12.95
Number of accumulation units outstanding at end of period	293	1,435
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.37	$6.11	$8.61
Value at end of period	$10.26	$8.37	$6.11
Number of accumulation units outstanding at end of period	2,074	5,389	303
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.61	$6.94	$10.31
Value at end of period	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	1,204	3,997	6,375
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.66	$9.10	$14.18	$13.16	$11.94	$11.12
Value at end of period	$15.11	$11.66	$9.10	$14.18	$13.16	$11.94
Number of accumulation units outstanding at end of period	0	330	883	975	2,134	1,178
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$8.89	$7.12	$9.54
Value at end of period	$10.82	$8.89	$7.12
Number of accumulation units outstanding at end of period	269	269	1,880

SDVA

CFI 50

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.73	$8.98	$12.62	$12.33	$10.96	$10.05
Value at end of period	$13.13	$11.73	$8.98	$12.62	$12.33	$10.96
Number of accumulation units outstanding at end of period	6,332	61,718	153,663	193,477	144,645	51,306
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15	$10.07
Value at end of period	$11.71	$10.38	$8.47	$13.42	$13.28	$11.37	$11.15
Number of accumulation units outstanding at end of period	5,310	21,599	50,205	75,180	44,680	36,115	5,039,682
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.02	$5.73	$10.14	$10.30
Value at end of period	$9.17	$8.02	$5.73	$10.14
Number of accumulation units outstanding at end of period	2,205	3,578	1,263	576
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$9.49	$7.34	$12.60	$11.15	$9.61
Value at end of period	$10.11	$9.49	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	7,421	21,983	37,621	16,971	5,116
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$10.57	$8.15	$13.77	$13.70	$11.46	$10.28
Value at end of period	$11.17	$10.57	$8.15	$13.77	$13.70	$11.46
Number of accumulation units outstanding at end of period	0	4,561	13,985	25,283	16,003	6,246
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89	$10.00
Value at end of period	$9.33	$8.54	$6.01	$10.18	$9.68	$8.44	$8.47	$7.65	$6.09	$8.89
Number of accumulation units outstanding at end of period	3,273	15,748	27,003	35,639	43,384	51,164	52,656	57,505	27,828	5,621
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.52	$10.16	$9.96
Value at end of period	$10.93	$10.52	$10.16
Number of accumulation units outstanding at end of period	4,501	8,500	7,903
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13	$10.01
Value at end of period	$11.13	$10.04	$7.78	$13.22	$13.35	$11.91	$11.13
Number of accumulation units outstanding at end of period	374	634	634	2,055	1,795	2,950	2,964
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27	$10.00
Value at end of period	$11.83	$10.47	$8.30	$13.33	$13.90	$12.23	$12.05	$10.52	$8.27
Number of accumulation units outstanding at end of period	6,991	22,655	39,124	57,070	95,691	98,322	177,317	54,491	2,102
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.88	$9.06	$12.09	$11.93	$10.82	$10.48
Value at end of period	$11.96	$10.88	$9.06	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	1,184	12,316	33,284	21,895	15,076	28,433

SDVA

CFI 51

Condensed Financial Information (continued)

	2010	2009	2008	2007	2006	2005	2004	2003	2002	2001
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.25	$8.43	$12.68	$12.60	$11.07	$10.68
Value at end of period	$11.31	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	9,551	25,385	36,970	41,623	38,660	18,860
ING WELLS FARGO HEALTH CARE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87	$9.95
Value at end of period	$11.00	$10.48	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	6,985	19,291	64,844	65,076	71,746	69,489	592,804
INVESCO V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41	$10.00
Value at end of period	$11.85	$9.91	$7.61	$13.61	$13.99	$11.45	$11.81	$10.61	$8.41
Number of accumulation units outstanding at end of period	0	3,413	3,826	3,829	6,541	6,543	668,459	510,398	0
PROFUND VP BULL
(Fund first available during August 2003)
Value at beginning of period	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14	$10.00
Value at end of period	$8.18	$7.40	$6.07	$9.93	$9.77	$8.76	$8.69	$8.14
Number of accumulation units outstanding at end of period	0	178	564	565	9,584	22,904	1,940,698	1,278,503
PROFUND VP EUROPE 30
(Fund first available during December 2003)
Value at beginning of period	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17	$10.00
Value at end of period	$9.03	$8.97	$6.91	$12.58	$11.19	$9.71	$9.16	$8.17
Number of accumulation units outstanding at end of period	626	1,106	6,107	5,976	6,151	7,232	557,626	445,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$4.82	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	10,865	19,533	25,041	32,867	37,896	35,267	1,007,799	812,145

SDVA

CFI 52

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Operations for the years ended December 31, 2010, 2009, and 2008
	-	Balance Sheets as of December 31, 2010 and 2009
	-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2010, 2009, and 2008
	-	Statements of Cash Flows for the years ended December 31, 2010, 2009, and 2008
	-	Notes to Financial Statements
Financial Statements of Separate Account B:
	-	Report of Independent Registered Public Accounting Firm
	-	Statements of Assets and Liabilities as of December 31, 2010
	-	Statements of Operations for the year ended December 31, 2010
	-	Statements of Changes in Net Assets for the years ended December 31, 2010 and 2009
	-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits
(b)

(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(b)	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(c)	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(d)	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(e)	Expense Reimbursement Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(f)	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	(g)	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

	(h)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post Effective Amendment No. 55 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 6, 2011 (File Nos. 333-28679, 811-05626).

	(i)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING USA Annuity and Life
Insurance Company, incorporated herein by reference to Post Effective Amendment
No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

(4)	(a)	Deferred Combination Variable and Fixed Annuity Group Master Contract, (GA-MA-
1080), incorporated herein by reference to Pre-Effective Amendment No. 1 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on July 3,
2001 (File Nos. 333-57218, 811-05626).

	(b)	Deferred Combination Variable and Fixed Annuity Contract, (GA-IA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

	(c)	Deferred Combination Variable and Fixed Annuity Certificate, (GA-CA-1080),
incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on form N-4 for Golden American Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on July 3, 2001 (File
Nos. 333-57218, 811-05626).

	(d)	Individual Retirement Annuity Rider, (GA-RA-1009 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	(e)	Roth Individual Retirement Annuity Rider, (GA-RA-1038 12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	(f)	403(b) Rider, (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

	(g)	(4)(j) GET Fund Endorsement (GA-RA-1085), incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on July 3, 2001 (File Nos. 333-57218, 811-05626).

	(h)	Endorsement for Premium Bonus Credit (GA-RA-1096), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692,
811-05626).

	(i)	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

	(j)	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

	(k)	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

	(l)	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	(m)	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94),
incorporated herein by reference to Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

	(n)	Company Address and Name Change Endorsement, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for
ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679,
811-05626).

(5)		ING SmartDesign Variable Annuity Customer Data Form, (GA-CDF-1095)
(01/01/02) 125120, incorporated herein by reference to Post-Effective Amendment
No. 5 to a Registration Statement on form N-4 for Golden American Life Insurance

Company Separate Account B filed with the Securities and Exchange Commission on
April 16, 2003 (File Nos. 333-57218, 811-05626).

(6)	(a)	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-
1 for ING USA Annuity and Life Insurance Company filed with the Securities and
Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(b)	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File Nos. 333-133076).

	(c)	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No.
1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File
Nos. 333-133076).

	(d)	Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

	(e)	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI
into GALIC and renamed ING USA Annuity and Life Insurance Company, dated
(06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not applicable.

(8)	(a)	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective
Amendment No. 28 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

	(b)	Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	(c)	Participation Agreement between Golden American Life Insurance Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, and Aetna
Variable Portfolios, Inc., on behalf of each of its series (each a "Fund" or in the aggregate "Funds"), and Aeltus Investment Management, Inc. ("Aeltus" or "Adviser"),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(d)	Form of Participation Agreement between Golden American Life Insurance
Company, Alliance Capital Management L.P., Alliance Fund Distributors, Inc.,
Alliance Variable Products Series Fund, Inc. and Directed Services, Inc., incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Separate Account B filed with the Securities and Exchange Commission on October 26, 2001 (File Nos. 333-63692, 811-05626).

(e)	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(f)	Amendment to Participation Agreement by and between AIM Variable Insurance
Funds, Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

(g)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(h)	Participation Agreement between Golden American Life Insurance Company,
INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and
INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(i)	Participation Agreement and between Golden American Life Insurance Company and
Janus Aspen Series, incorporated herein by reference to Post-Effective amendment
No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

(j)	Participation Agreement between Golden American Life Insurance Company, Brinson
Series Trust and Brinson Advisors, Inc., incorporated by reference to Post-Effective
Amendment No. 1 to the Registration Statement on Form N-4 for Separate Account B
filed with the Securities and Exchange Commission on October 26, 2001 (File Nos.
333-63692, 811-05626).

(k)	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

(l)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc.,
incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(m)	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(n)	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

(o)	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(p)	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(q)	Participation Agreement by and between Portfolio Partners, Inc., Golden American
Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

(r)	Amendment to Participation Agreement by and between Portfolio Partners, Inc.,
Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement
on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-
70600, 811-05626).

(s)	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity
Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-
Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(t)	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds,
incorporated herein by reference to Post-Effective amendment No. 32 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 26,
2002 (File Nos. 033-23351, 811-05626).

(u)	Participation Agreement among Variable Insurance Products Funds, Fidelity
Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity
Company, ING USA Annuity and Life Insurance Company, ING Insurance Company
of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Security Life of Denver Insurance Company dated November 11,
2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(v)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(w)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

(x)	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-
33914, 811-05626).

(y)	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors
LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

(z)	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and
Pioneer Funds Distributor, Inc., incorporated herein by reference to Post-Effective
Amendment No. 32 to a Registration Statement on form N-4 for Golden American
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

(aa)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc., incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.

(bb)	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(cc)	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914,
811-05626).

(dd)	Participation Agreement between Golden American Life Insurance Company and
Putnam Variable Trust and Putnam Retail Management, L.C., incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form
N-4 for Separate Account B filed with the Securities and Exchange Commission on
October 26, 2001 (File Nos. 333-63692, 811-05626).

(ee)	Participation Agreement by and between Prudential Series Fund, Inc., Golden
American Life Insurance Company Prudential Insurance Company of America and
Prudential Investment Management Services LLC, incorporated herein by reference to
Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

(ff)	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of
America and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2000 (File Nos. 333-28679,
811-05626).

(gg) Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of
October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING
Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

(hh) Participation Agreement dated April 25, 2008, by and among BlackRock Variable
Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on April 7, 2009; file No. 33-57244.

(ii) Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the
Participation Agreement dated April 25, 2008, by and between BlackRock Variable
Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

(jj) Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar
Life Insurance Company of New York incorporated herein by reference to Post-
Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 33-57244.

(kk) Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and
Life Insurance Company and ReliaStar Life Insurance Company of New York,
incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-
6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life
Separate Account, filed on August 18, 2009; file No. 33-57244.

(ll) Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

	(mm)	Participation Agreement among ING Investors Trust, Directed Services LLC, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of
New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors
LP dated April 29, 2010, incorporated herein by reference to Post-Effective
Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity
and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

	(nn)	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company of New York, DFA
Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 15, 2010 (File Nos. 333-28679, 811-05626).

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive	President and Director
West Chester, PA 19380
Patrick G. Flynn*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Donald W. Britton*	5780 Powers Ferry Road	Director
Atlanta, GA 30327-4390
Robert G. Leary*	230 Park Avenue	Director
New York, NY 10169
Lynne R. Ford*	230 Park Avenue	Director
New York, NY 10169
Ewout L. Steenbergen*	230 Park Avenue	Chief Financial Officer, Director
	New York, NY 10169	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Mark B. Kaye	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
Timothy Matson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Prakash Shimpi	230 Park Avenue	Senior Vice President
New York, NY 10169
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Name	Principal Business Address	Position(s) with Depositor
Patrick D. Lusk	1475 Dunwoody Drive	Vice President and Appointed
	West Chester, PA 19380	Actuary
Carol S. Stern	601 Thirteenth Street, NW Suite 700	Vice President and Chief
	Washington, DC 20005	Compliance Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney,
Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 57 to a Registration
Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company
(File No. 033-75962), as filed with the Securities and Exchange Commission on April 6, 2011.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 28, 2011 there are 7,098 qualified contract owners and 5,323 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses
(including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving
ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc.
maintains Professional Liability and fidelity bond insurance policies issued by an international insurer.
The policies cover ING America Insurance Holdings, Inc. and any company in which ING America
Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of
ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to ING Investors Trust and
ING Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor.

Name	Principal Business Address	Positions and Offices with
Underwriter
Chad Tope	909 Locust Street	President and Director
Des Moines, IA 50309

Shaun P. Mathews	10 State House Square	Executive Vice President
Hartford, CT 06103

Ronald Barhorst	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Investment Advisor Chief
	Scottsdale, AZ 85258	Compliance Officer and Senior
Vice President

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Carol S. Stern	601 Thirteenth Street, NW Suite 700	Chief Compliance Officer
Washington, DC 20005

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Jody Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

Name	Principal Business Address		Positions and Offices with
Underwriter
Jason R. Rausch	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue, 13th Floor		Vice President
New York, NY 10169

David S. Pendergrass	7337 E Doubletree Ranch Road		Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road		Vice President and Assistant
	Atlanta, GA 30327-4390		Treasurer

Joy M. Benner	20 Washington Avenue South		Secretary
Minneapolis, MN 55401

Tina M. Nelson	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

(c)
2010 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$204,327,036	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody
Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING
USA Annuity and Life Insurance Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester and Commonwealth of
Pennsylvania, on the 12th day of April 2011.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:
Michael S. Smith*
President and Director (principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2011.

Signatures	Titles

President and Director
Michael S. Smith*	(principal executive officer)

Director and Chairman
Patrick Flynn*

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director, Executive Vice President and Chief Financial Officer
Ewout L. Steenbergen*

Director
Robert G. Leary*

Director
Donald W. Britton*

Director
Lynne R. Ford*

By: /s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13